UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St.,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2011

Date of reporting period: August 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Dow Jones Target Date Funds

Semi-Annual Report

August 31, 2011

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

Letter to Shareholders	2

Performance Highlights	5

Fund Expenses	12

Portfolio of Investments
Wells Fargo Advantage Dow Jones
Target Today Fund	16
Wells Fargo Advantage Dow Jones
Target 2010 Fund	16
Wells Fargo Advantage Dow Jones
Target 2015 Fund	17
Wells Fargo Advantage Dow Jones
Target 2020 Fund	17
Wells Fargo Advantage Dow Jones
Target 2025 Fund	18
Wells Fargo Advantage Dow Jones
Target 2030 Fund	18
Wells Fargo Advantage Dow Jones
Target 2035 Fund	19
Wells Fargo Advantage Dow Jones
Target 2040 Fund	19
Wells Fargo Advantage Dow Jones
Target 2045 Fund	20
Wells Fargo Advantage Dow Jones
Target 2050 Fund	20
Wells Fargo Advantage Dow Jones
Target 2055 Fund	21

Financial Statements
Statements of Assets and Liabilities	22
Statements of Operations	26
Statements of Changes in Net Assets	29
Financial Highlights	40

Notes to Financial Statements	54

The views expressed and any forward-looking statements are as of August 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of August 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

After establishing good momentum entering 2011, the financial markets met some resistance during the early months of the year, which kept many markets from advancing in a straight line during the six-month reporting period.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the six-month period that ended August 31, 2011. After establishing good momentum entering 2011, the financial markets met some resistance during the early months of the year, which kept many markets from advancing in a straight line during the six-month reporting period. Additional headwinds emerged, including political unrest in the Middle East and North Africa, the devastating earthquake and tsunami in Japan, and renewed sovereign debt concerns affecting several eurozone countries. These challenges, coupled with mixed economic data, debt-ceiling debates, and long-term debt credit downgrades within the U.S., further added to investor anxiety. Despite all of the distractions, many areas of the financials sector showed a degree of resilience, underscoring the need for a sound, well-diversified investment strategy. As always, we believe that such a strategy may enable investors to balance risk and opportunities as they pursue long-term financial goals in a dynamic financial environment.

The global economic recovery moved toward expansion.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, failed to maintain that level of growth through the first eight months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011 to an annualized rate of 0.4%. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010, and it’s notably lower than consensus forecasts. Nevertheless, the second estimate of second-quarter 2011 GDP, which was released on August 26th, was 1.0%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

By the end of the six-month period, the unemployment rate in the U.S. stood at 9.1%, down from 9.9% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. Overall, job creation continues to trend below the historical average of 1.4 million jobs created each year over the past 80 years, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite extraordinarily low interest rate environment. The persistent weakness in the labor and housing markets is considered key to long-term economic expansion by most economists and bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales and auto sales came in strong at certain points during the period. Also, industrial production and new orders have picked up across many sectors. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

Letter to Shareholders	Wells Fargo Advantage Dow Jones Target Date Funds	3

The Federal Reserve announced that it will target current low rates until 2013.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement during the first half of the year, the Federal Reserve (Fed) reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” At its meeting on August 9th, responding in part to the volatility and uncertainty facing the financial markets and global economies, the Fed established a timetable for its commitment to lower rates. In that meeting’s statement, the FOMC explained that “economic conditions—including low rates of resource utilization and a subdued outlook for inflation over the medium run—are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.”

The debt-ceiling debate became the focus of the summer.

During the final two months of the reporting period, both bonds and equities experienced an unusually high level of volatility not typical for the “dog days of summer,” when many traders on Wall Street and politicians in Washington, D.C., focus on vacation and other summer activities. Instead, due to the debt-ceiling impasse, many market participants and politicians were forced to stay on the job until a solution was reached. As the debt-ceiling deadline loomed, rating agencies began to voice concerns over the possibility of the U.S. government running short on funds to pay its bills. While the U.S. Congress was able to address the debt-ceiling issue in time, Standard & Poor’s, one of the major credit rating agencies, lowered its rating of long-term U.S. debt from AAA to AA+1. While this move did not seem to diminish the role that U.S. Treasuries play as the primary source of liquidity and safety in the global markets, it did briefly roil the markets.

A steep yield curve continued to define bond market performance.

Most sectors of the bond market performed well during 2010 and continued to post positive total returns in 2011, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering that the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, even after Standard & Poor’s lowered its credit rating on long-term U.S. debt, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during most of the first eight months of 2011. Considering the steepness of the curve, the best-performing maturities across most segments of the fixed-income market were longer-dated bonds. For example, for the six-month period that ended August 31st, the five- to 10-year range of the Treasury market posted a total return of 10.5%, while the

1.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Most sectors of the bond market performed well during 2010 and continued to post positive total returns in 2011, with interest income—rather than price gains—accounting for the bulk of those returns. Improving fundamentals, including strong corporate earnings, remained the core driver of returns across the equity markets.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to Shareholders

one- to five-year maturities returned 5.6%. The municipal market and the investment-grade corporate market exhibited similar return profiles within the period.

The equity markets became a rollercoaster toward the end of the period.

Improving fundamentals, including strong corporate earnings, remained the core driver of returns across the equity markets. Further supporting equities during the period was the second round of quantitative easing (QE2), which was enacted by the Fed in late 2010. While there were bouts of volatility along the way, the market demonstrated surprising resilience in the face of numerous global challenges, with most equity markets posting decent returns in the first quarter.

The market momentum carried into the spring but sharply reversed course in early summer amid mounting evidence that the U.S. economic recovery had entered a soft patch, coupled with rising contagion fears around the eurozone sovereign debt crisis. The final six weeks of the period were truly a rollercoaster for the equity markets due to the U.S. debt-ceiling impasse and the renewed fears that Greece would default on its sovereign debt, dragging down many of the other eurozone economies. After selling off dramatically during the weeks surrounding the debt-ceiling impasse, many areas of the equity markets gained back some of those losses toward the end of August.

After the S&P 500 Index2 and the Dow Jones Industrial Average3 rose 6.0% and 8.6%, respectively, during the first half of 2011, the worry-driven sell-off in late July and early August pushed the major indexes into negative territory for the year. On a year-to-date basis, the S&P 500 Index posted a total return of -3.08% through August 31st.

A long-term perspective is key.

It remains to be seen how quickly the equity markets can resume their upward trajectory. In any case, the market’s dramatic rebound over the past two years from the severe downturn of 2008 and 2009 underscores the importance of maintaining a disciplined and balanced long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
3.	The Dow Jones Industrial Average is a price-weighted index of 30 “blue-chip” industrial U.S. stocks. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Wells Fargo Advantage Dow Jones Target Date Funds1

INVESTMENT OBJECTIVE

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Fund	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

PORTFOLIO ALLOCATION2 (AS OF AUGUST 31, 2011)

TARGET TODAY FUND

TARGET 2010 FUND

TARGET 2015 FUND

TARGET 2020 FUND

TARGET 2025 FUND

TARGET 2030 FUND

Please see footnotes on page 11.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

PORTFOLIO ALLOCATION2 (AS OF AUGUST 31, 2011) (continued)

TARGET 2035 FUND

TARGET 2040 FUND

TARGET 2045 FUND

TARGET 2050 FUND

TARGET 2055 FUND

Please see footnotes on page 11.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D

FUND INCEPTION

Target Today Fund – March 1, 1994

Target 2010 Fund – March 1, 1994

Target 2015 Fund – June 29, 2007

Target 2020 Fund – March 1, 1994

Target 2025 Fund – June 29, 2007

Target 2030 Fund – March 1, 1994

Target 2035 Fund – June 29, 2007

Target 2040 Fund – March 1, 1994

Target 2045 Fund – June 29, 2007

Target 2050 Fund – June 29, 2007

Target 2055 Fund – June 30, 2011

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2011)

Target Today Fund[3]	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STWRX)**	03/01/1994	(2.83)	0.50	3.69	3.76	3.06	6.63	4.92	4.37	1.10%	0.96%
Class B (WFOKX)***	08/01/1998	(2.26)	0.89	3.79	3.87	2.74	5.89	4.14	3.87	1.85%	1.71%
Class C (WFODX)	12/01/1998	1.71	4.77	4.12	3.63	2.71	5.77	4.12	3.63	1.85%	1.71%
Administrator Class (WFLOX)	11/08/1999					3.18	6.78	5.15	4.65	0.94%	0.80%
Institutional Class (WOTDX)	06/30/2004					3.33	7.13	5.46	4.84	0.67%	0.45%
Investor Class (WFBTX)	01/31/2007					3.15	6.73	5.11	4.62	1.17%	0.86%
Dow Jones Target Today Index[6]						3.68	7.75	5.96	6.37
Russell 3000® Index[7]						(7.76)	19.30	1.14	3.36
Barclays Capital U.S. Aggregate Bond Index[8]						5.49	4.62	6.56	5.71

Target 2010 Fund[3]	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STNRX)**	03/01/1994	(3.76)	1.63	3.03	3.51	2.08	7.81	4.25	4.12	1.09%	0.99%
Class B (SPTBX)***	03/01/1997	(3.23)	2.07	3.13	3.61	1.77	7.07	3.48	3.61	1.84%	1.74%
Class C (WFOCX)	12/01/1998	0.70	6.01	3.47	3.39	1.70	7.01	3.47	3.39	1.84%	1.74%
Administrator Class (WFLGX)	11/08/1999					2.22	8.00	4.50	4.41	0.93%	0.83%
Institutional Class (WFOAX)	06/30/2004					2.30	8.28	4.79	4.59	0.66%	0.48%
Investor Class (WFCTX)	01/31/2007					2.12	7.87	4.42	4.37	1.16%	0.89%
Dow Jones Target 2010 Index[6]						2.68	8.95	5.33	6.47
Russell 3000® Index[7]						(7.76)	19.30	1.14	3.36
Barclays Capital U.S. Aggregate Bond Index[8]						5.49	4.62	6.56	5.71

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 11.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2011) (continued)

Target 2015 Fund	Inception Date				Expense Ratios[4]
		6 Months*	1 Year	Since Inception	Gross	Net[5]
Administrator Class (WFFFX)	06/29/2007	0.93	9.12	2.79	0.94%	0.84%
Institutional Class (WFSCX)	06/29/2007	1.10	9.49	3.05	0.67%	0.49%
Investor Class (WFQEX)	06/29/2007	0.90	9.07	2.77	1.17%	0.90%
Dow Jones Target 2015 Index[6]		1.36	10.08	3.60
Russell 3000® Index[7]		(7.76)	19.30	(2.44)
Barclays Capital U.S. Aggregate Bond Index[8]		5.49	4.62	7.11

Target 2020 Fund[3]	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STTRX)**	03/01/1994	(6.50)	3.95	2.11	3.19	(0.81)	10.25	3.32	3.81	1.07%	1.01%
Class B (STPBX)***	03/01/1997	(6.20)	4.45	2.18	3.31	(1.20)	9.45	2.55	3.31	1.82%	1.76%
Class C (WFLAX)	12/01/1998	(2.16)	8.50	2.56	3.08	(1.16)	9.50	2.56	3.08	1.82%	1.76%
Administrator Class (WFLPX)	11/08/1999					(0.65)	10.55	3.59	4.10	0.91%	0.85%
Institutional Class (WFOBX)	06/30/2004					(0.54)	10.83	3.87	4.30	0.64%	0.50%
Investor Class (WFDTX)	01/31/2007					(0.67)	10.42	3.55	4.08	1.14%	0.91%
Dow Jones Target 2020 Index[6]						(0.27)	11.40	4.31	6.57
Russell 3000® Index[7]						(7.76)	19.30	1.14	3.36
Barclays Capital U.S. Aggregate Bond Index[8]						5.49	4.62	6.56	5.71

Target 2025 Fund	Inception Date				Expense Ratios[4]
		6 Months*	1 Year	Since Inception	Gross	Net[5]
Administrator Class (WFTRX)	06/29/2007	(2.47)	12.23	0.68	0.90%	0.85%
Institutional Class (WFTYX)	06/29/2007	(2.31)	12.66	0.92	0.63%	0.50%
Investor Class (WFGYX)	06/29/2007	(2.51)	12.19	0.65	1.13%	0.91%
Dow Jones Target 2025 Index[6]		(2.12)	13.04	1.31
Russell 3000® Index[7]		(7.76)	19.30	(2.44)
Barclays Capital U.S. Aggregate Bond Index[8]		5.49	4.62	7.11

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Please see footnotes on page 11.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2011) (continued)

Target 2030 Fund[3]	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STHRX)**	03/01/1994	(9.90)	6.80	1.35	2.93	(4.43)	13.33	2.56	3.55	1.08%	1.02%
Class B (SGPBX)***	03/01/1997	(9.85)	7.46	1.42	3.05	(4.85)	12.46	1.79	3.05	1.83%	1.77%
Class C (WFDMX)	12/01/1998	(5.79)	11.52	1.80	2.83	(4.79)	12.52	1.80	2.83	1.83%	1.77%
Administrator Class (WFLIX)	11/08/1999					(4.37)	13.47	2.81	3.84	0.92%	0.86%
Institutional Class (WFOOX)	06/30/2004					(4.22)	13.92	3.09	4.02	0.65%	0.51%
Investor Class (WFETX)	01/31/2007					(4.40)	13.42	2.75	3.80	1.15%	0.92%
Dow Jones Target 2030 Index[6]						(3.99)	14.34	3.45	6.62
Russell 3000® Index[7]						(7.76)	19.30	1.14	3.36
Barclays Capital U.S. Aggregate Bond Index[8]						5.49	4.62	6.56	5.71

Target 2035 Fund	Inception Date				Expense Ratios[4]
		6 Months*	1 Year	Since Inception	Gross	Net[5]
Administrator Class (WFQWX)	06/29/2007	(5.83)	14.62	(0.90)	0.95%	0.87%
Institutional Class (WFQRX)	06/29/2007	(5.65)	14.99	(0.58)	0.68%	0.52%
Investor Class (WFQTX)	06/29/2007	(5.84)	14.39	(0.95)	1.18%	0.93%
Dow Jones Target 2035 Index[6]		(5.52)	15.32	(0.38)
Russell 3000® Index[7]		(7.76)	19.30	(2.44)
Barclays Capital U.S. Aggregate Bond Index[8]		5.49	4.62	7.11

Target 2040 Fund[3]	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STFRX)**	03/01/1994	(12.26)	8.30	0.86	2.86	(6.91)	14.95	2.06	3.47	1.10%	1.03%
Class B (SLPBX)***	03/01/1997	(12.26)	9.12	0.90	2.98	(7.26)	14.12	1.28	2.98	1.85%	1.78%
Class C (WFOFX)	07/01/1998	(8.26)	13.04	1.29	2.74	(7.26)	14.04	1.29	2.74	1.85%	1.78%
Administrator Class (WFLWX)	11/08/1999					(6.84)	15.12	2.31	3.76	0.94%	0.87%
Institutional Class (WFOSX)	06/30/2004					(6.74)	15.48	2.57	3.94	0.67%	0.52%
Investor Class (WFFTX)	01/31/2007					(6.87)	15.09	2.25	3.72	1.17%	0.93%
Dow Jones Target 2040 Index[6]						(6.54)	15.89	2.88	6.53
Russell 3000® Index[7]						(7.76)	19.30	1.14	3.36
Barclays Capital U.S. Aggregate Bond Index[8]						5.49	4.62	6.56	5.71

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

Please see footnotes on page 11.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2011) (continued)

Target 2045 Fund	Inception Date				Expense Ratios[4]
		6 Months*	1 Year	Since Inception	Gross	Net[5]
Administrator Class (WFQYX)	06/29/2007	(7.23)	15.18	(1.17)	0.97%	0.87%
Institutional Class (WFQPX)	06/29/2007	(7.06)	15.71	(0.92)	0.70%	0.52%
Investor Class (WFQSX)	06/29/2007	(7.22)	15.23	(1.25)	1.20%	0.93%
Dow Jones Target 2045 Index[6]		(6.95)	16.00	(0.80)
Russell 3000® Index[7]		(7.76)	19.30	(2.44)
Barclays Capital U.S. Aggregate Bond Index[8]		5.49	4.62	7.11

Target 2050 Fund	Inception Date				Expense Ratios[4]
		6 Months*	1 Year	Since Inception	Gross	Net[5]
Administrator Class (WFQDX)	06/29/2007	(7.26)	15.22	(1.26)	0.94%	0.87%
Institutional Class (WFQFX)	06/29/2007	(7.14)	15.60	(0.96)	0.67%	0.52%
Investor Class (WFQGX)	06/29/2007	(7.25)	15.24	(1.30)	1.17%	0.93%
Dow Jones Target 2050 Index[6]		(6.96)	15.99	(0.80)
Russell 3000® Index[7]		(7.76)	19.30	(2.44)
Barclays Capital U.S. Aggregate Bond Index[8]		5.49	4.62	7.11

Target 2055 Fund	Inception Date		Expense Ratios[4]
		Since Inception	Gross	Net[5]
Administrator Class (WFLHX)	06/30/2011	(7.50)	1.00%	0.87%
Institutional Class (WFQUX)	06/30/2011	(7.50)	0.73%	0.52%
Investor Class (WFQHX)	06/30/2011	(7.50)	1.23%	0.93%
Dow Jones Target 2055 Index[6]		(7.87)
Russell 3000® Index[7]		(8.15)
Barclays Capital U.S. Aggregate Bond Index[8]		(3.07)

*	Returns for periods of less than one year are not annualized.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Please see footnotes on page 11.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Wells Fargo Advantage Dow Jones Target Date Funds (continued)

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the fund’s prospectus for additional information on these and other risks.

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of each master portfolio which is also included in this report.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through June 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Without this cap, the Fund’s returns would have been lower.

6.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

7.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

8.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today	Beginning Account Value 03-01-2011	Ending Account Value 08-31-2011	Expenses Paid During the Period	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,030.56	$4.90	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Class B
Actual	$1,000.00	$1,027.37	$8.66	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62	1.70%
Class C
Actual	$1,000.00	$1,027.06	$8.71	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.54	$8.67	1.71%
Administrator Class
Actual	$1,000.00	$1,031.75	$4.09	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Institutional Class
Actual	$1,000.00	$1,033.31	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%
Investor Class
Actual	$1,000.00	$1,031.53	$4.39	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2010	Beginning Account Value 03-01-2011	Ending Account Value 08-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,020.80	$5.03	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.03	0.99%
Class B
Actual	$1,000.00	$1,017.74	$8.77	1.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	$8.77	1.73%
Class C
Actual	$1,000.00	$1,017.00	$8.82	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.39	$8.82	1.74%
Administrator Class
Actual	$1,000.00	$1,022.18	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Institutional Class
Actual	$1,000.00	$1,022.98	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%
Investor Class
Actual	$1,000.00	$1,021.18	$4.52	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52	0.89%
Target 2015
Administrator Class
Actual	$1,000.00	$1,009.27	$4.24	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Institutional Class
Actual	$1,000.00	$1,010.97	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Investor Class
Actual	$1,000.00	$1,008.98	$4.54	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57	0.90%
Target 2020
Class A
Actual	$1,000.00	$991.85	$5.06	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13	1.01%
Class B
Actual	$1,000.00	$988.01	$8.80	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.92	1.76%
Class C
Actual	$1,000.00	$988.36	$8.80	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.92	1.76%
Administrator Class
Actual	$1,000.00	$993.53	$4.26	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Institutional Class
Actual	$1,000.00	$994.58	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Investor Class
Actual	$1,000.00	$993.30	$4.56	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%

14	Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

Target 2025	Beginning Account Value 03-01-2011	Ending Account Value 08-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$975.28	$4.22	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Institutional Class
Actual	$1,000.00	$976.91	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Investor Class
Actual	$1,000.00	$974.92	$4.52	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Target 2030
Class A
Actual	$1,000.00	$955.72	$5.01	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.18	1.02%
Class B
Actual	$1,000.00	$951.50	$8.68	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$8.97	1.77%
Class C
Actual	$1,000.00	$952.14	$8.69	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$8.97	1.77%
Administrator Class
Actual	$1,000.00	$956.32	$4.23	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Institutional Class
Actual	$1,000.00	$957.84	$2.51	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%
Investor Class
Actual	$1,000.00	$956.02	$4.52	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67	0.92%
Target 2035
Administrator Class
Actual	$1,000.00	$941.68	$4.25	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%
Institutional Class
Actual	$1,000.00	$943.51	$2.54	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Investor Class
Actual	$1,000.00	$941.64	$4.54	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2040	Beginning Account Value 03-01-2011	Ending Account Value 08-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$930.93	$5.00	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23	1.03%
Class B
Actual	$1,000.00	$927.44	$8.62	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	$9.02	1.78%
Class C
Actual	$1,000.00	$927.37	$8.62	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	$9.02	1.78%
Administrator Class
Actual	$1,000.00	$931.60	$4.22	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%
Institutional Class
Actual	$1,000.00	$932.60	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Investor Class
Actual	$1,000.00	$931.34	$4.51	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2045
Administrator Class
Actual	$1,000.00	$927.66	$4.22	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%
Institutional Class
Actual	$1,000.00	$929.42	$2.52	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Investor Class
Actual	$1,000.00	$927.76	$4.51	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2050
Administrator Class
Actual	$1,000.00	$927.42	$4.22	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%
Institutional Class
Actual	$1,000.00	$928.58	$2.52	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Investor Class
Actual	$1,000.00	$927.48	$4.51	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2055
Administrator Class
Actual	$1,000.00	$925.00	$4.26	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.47	0.88%
Institutional Class
Actual	$1,000.00	$925.00	$2.56	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.47	$2.69	0.53%
Investor Class
Actual	$1,000.00	$925.00	$4.50	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

16	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—August 31, 2011 (Unaudited)

TARGET TODAY FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$719,388,221
Wells Fargo Advantage Diversified Stock Portfolio	NA	123,691,673
Wells Fargo Advantage Short-Term Investment Portfolio	NA	44,444,789

Total Affiliated Master Portfolios (Cost $845,742,754)		887,524,683

Total Investments in Securities
(Cost $845,742,754)*	99.99%	887,524,683
Other Assets and Liabilities, Net	0.01	114,220

Total Net Assets	100.00%	$887,638,903

TARGET 2010 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.06%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$638,226,635
Wells Fargo Advantage Diversified Stock Portfolio	NA	175,753,375
Wells Fargo Advantage Short-Term Investment Portfolio	NA	34,180,948

Total Affiliated Master Portfolios (Cost $787,039,053)		848,160,958

Total Investments in Securities
(Cost $787,039,053)*	100.06%	848,160,958
Other Assets and Liabilities, Net	(0.06)	(529,450)

Total Net Assets	100.00%	$847,631,508

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

TARGET 2015 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$448,063,989
Wells Fargo Advantage Diversified Stock Portfolio	NA	196,975,542
Wells Fargo Advantage Short-Term Investment Portfolio	NA	27,301,798

Total Affiliated Master Portfolios (Cost $637,160,571)		672,341,329

Total Investments in Securities
(Cost $637,160,571)*	99.88%	672,341,329
Other Assets and Liabilities, Net	0.12	825,392

Total Net Assets	100.00%	$673,166,721

TARGET 2020 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.86%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$1,137,920,174
Wells Fargo Advantage Diversified Stock Portfolio	NA	822,844,541
Wells Fargo Advantage Short-Term Investment Portfolio	NA	83,826,098

Total Affiliated Master Portfolios (Cost $1,920,102,670)		2,044,590,813

Total Investments in Securities
(Cost $1,920,102,670)*	99.86%	2,044,590,813
Other Assets and Liabilities, Net	0.14	2,793,501

Total Net Assets	100.00%	$2,047,384,314

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—August 31, 2011 (Unaudited)

TARGET 2025 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.06%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$714,261,273
Wells Fargo Advantage Diversified Stock Portfolio	NA	884,045,918
Wells Fargo Advantage Short-Term Investment Portfolio	NA	69,125,442

Total Affiliated Master Portfolios (Cost $1,564,434,818)		1,667,432,633

Total Investments in Securities
(Cost $1,564,434,818)*	100.06%	1,667,432,633
Other Assets and Liabilities, Net	(0.06)	(1,007,808)

Total Net Assets	100.00%	$1,666,424,825

TARGET 2030 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$495,836,063
Wells Fargo Advantage Diversified Stock Portfolio	NA	1,120,787,524
Wells Fargo Advantage Short-Term Investment Portfolio	NA	70,762,212

Total Affiliated Master Portfolios (Cost $1,601,750,043)		1,687,385,799

Total Investments in Securities
(Cost $1,601,750,043)*	99.90%	1,687,385,799
Other Assets and Liabilities, Net	0.10	1,753,406

Total Net Assets	100.00%	$1,689,139,205

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

TARGET 2035 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$118,177,994
Wells Fargo Advantage Diversified Stock Portfolio	NA	507,344,075
Wells Fargo Advantage Short-Term Investment Portfolio	NA	27,654,701

Total Affiliated Master Portfolios (Cost $628,471,522)		653,176,770

Total Investments in Securities
(Cost $628,471,522)*	100.02%	653,176,770
Other Assets and Liabilities, Net	(0.02)	(136,116)

Total Net Assets	100.00%	$653,040,654

TARGET 2040 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$115,062,910
Wells Fargo Advantage Diversified Stock Portfolio	NA	948,727,620
Wells Fargo Advantage Short-Term Investment Portfolio	NA	47,351,020

Total Affiliated Master Portfolios (Cost $1,061,322,208)		1,111,141,550

Total Investments in Securities
(Cost $1,061,322,208)*	99.99%	1,111,141,550
Other Assets and Liabilities, Net	0.01	162,007

Total Net Assets	100.00%	$1,111,303,557

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—August 31, 2011 (Unaudited)

TARGET 2045 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.08%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$20,850,567
Wells Fargo Advantage Diversified Stock Portfolio	NA	256,654,387
Wells Fargo Advantage Short-Term Investment Portfolio	NA	12,386,351

Total Affiliated Master Portfolios (Cost $283,655,930)		289,891,305

Total Investments in Securities
(Cost $283,655,930)*	100.08%	289,891,305
Other Assets and Liabilities, Net	(0.08)	(217,996)

Total Net Assets	100.00%	$289,673,309

TARGET 2050 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$47,356,088
Wells Fargo Advantage Diversified Stock Portfolio	NA	586,889,278
Wells Fargo Advantage Short-Term Investment Portfolio	NA	28,310,464

Total Affiliated Master Portfolios (Cost $626,545,483)		662,555,830

Total Investments in Securities
(Cost $626,545,483)*	99.88%	662,555,830
Other Assets and Liabilities, Net	0.12	784,762

Total Net Assets	100.00%	$663,340,592

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

TARGET 2055 FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 96.25%
Wells Fargo Advantage Diversified Fixed Income Portfolio	NA	$74,944
Wells Fargo Advantage Diversified Stock Portfolio	NA	928,792
Wells Fargo Advantage Short-Term Investment Portfolio	NA	44,803

Total Affiliated Master Portfolios (Cost $1,125,535)		1,048,539

Total Investments in Securities
(Cost $1,125,535)*	96.25%	1,048,539
Other Assets and Liabilities, Net	3.75	40,884

Total Net Assets	100.00%	$1,089,423

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—August 31, 2011 (Unaudited)

	Target Today Fund	Target 2010 Fund

Assets
Investments in affiliated Master Portfolios, at value	$887,524,683	$848,160,958
Receivable for Fund shares sold	1,984,265	1,576,287
Prepaid expenses and other assets	110,575	77,974

Total assets	889,619,523	849,815,219

Liabilities
Payable for Fund shares redeemed	1,707,932	1,840,666
Advisory fee payable	34,239	70,334
Distribution fees payable	3,661	2,604
Due to other related parties	123,203	115,048
Shareholder report expenses payable	11,318	53,394
Custodian and accounting fees payable	36,812	34,450
Shareholder servicing fees payable	49,861	64,580
Professional fees payable	13,594	2,635
Accrued expenses and other liabilities	0	0

Total liabilities	1,980,620	2,183,711

Total net assets	$887,638,903	$847,631,508

NET ASSETS CONSIST OF
Paid-in capital	$839,135,493	$798,066,773
Undistributed net investment income	3,042,450	2,690,129
Accumulated net realized gains (losses) on investments	3,679,031	(14,247,299)
Net unrealized gains on investments	41,781,929	61,121,905

Total net assets	$887,638,903	$847,631,508

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$22,219,038	$41,280,633
Shares outstanding – Class A	2,059,171	3,168,058
Net asset value per share – Class A	$10.79	$13.03
Maximum offering price per share – Class A2	$11.45	$13.82
Net assets – Class B	$527,361	$1,015,705
Shares outstanding – Class B	47,398	77,384
Net asset value per share – Class B	$11.13	$13.13
Net assets – Class C	$5,242,779	$3,166,460
Shares outstanding – Class C	475,574	239,880
Net asset value per share – Class C	$11.02	$13.20
Net assets – Administrator Class	$115,559,325	$203,134,536
Shares outstanding – Administrator Class	10,511,375	15,447,149
Net asset value per share – Administrator Class	$10.99	$13.15
Net assets – Institutional Class	$648,636,650	$541,450,831
Shares outstanding – Institutional Class	58,899,524	41,160,323
Net asset value per share – Institutional Class	$11.01	$13.15
Net assets – Investor Class	$95,453,750	$57,583,343
Shares outstanding – Investor Class	8,695,218	4,387,666
Net asset value per share – Investor Class	$10.98	$13.12

Investments in affiliated Master Portfolios, at cost	$845,742,754	$787,039,053

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—August 31, 2011 (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$672,341,329	$2,044,590,813	$1,667,432,633	$1,687,385,799	$653,176,770	$1,111,141,550	$289,891,305
1,221,569	6,596,101	554,568	5,295,019	832,361	3,587,885	260,025
85,687	159,035	111,977	127,392	98,092	95,799	91,513

673,648,585	2,051,345,949	1,668,099,178	1,692,808,210	654,107,223	1,114,825,234	290,242,843

214,042	3,185,764	1,169,863	3,061,901	770,420	3,081,425	386,842
44,125	198,040	115,131	163,955	48,501	118,191	20,335
NA	3,276	NA	2,410	NA	3,254	NA
106,417	268,081	237,412	218,664	112,781	149,695	50,375
44,603	95,985	6,316	27,617	50,623	32,588	69,241
24,942	59,520	56,834	68,899	22,816	36,798	17,301
47,018	135,034	73,021	109,696	54,590	83,640	25,440
0	15,935	15,776	15,863	6,838	16,086	0
717	0	0	0	0	0	0

481,864	3,961,635	1,674,353	3,669,005	1,066,569	3,521,677	569,534

$673,166,721	$2,047,384,314	$1,666,424,825	$1,689,139,205	$653,040,654	$1,111,303,557	$289,673,309

$630,319,838	$1,937,783,685	$1,533,308,610	$1,594,989,006	$616,179,245	$1,051,304,296	$279,145,425
2,021,042	5,522,378	3,980,159	3,503,568	1,195,914	1,656,942	509,610
5,645,083	(20,409,892)	26,138,241	5,010,875	10,960,247	8,522,977	3,782,899
35,180,758	124,488,143	102,997,815	85,635,756	24,705,248	49,819,342	6,235,375

$673,166,721	$2,047,384,314	$1,666,424,825	$1,689,139,205	$653,040,654	$1,111,303,557	$289,673,309

NA	$75,470,430	NA	$58,256,810	NA	$100,816,654	NA
NA	5,483,952	NA	4,141,081	NA	6,638,430	NA
NA	$13.76	NA	$14.07	NA	$15.19	NA
NA	$14.60	NA	$14.93	NA	$16.12	NA
NA	$1,392,184	NA	$1,137,039	NA	$1,805,989	NA
NA	101,817	NA	82,252	NA	124,409	NA
NA	$13.67	NA	$13.82	NA	$14.52	NA
NA	$3,693,867	NA	$2,672,090	NA	$3,398,090	NA
NA	269,256	NA	193,696	NA	235,500	NA
NA	$13.72	NA	$13.80	NA	$14.43	NA
$71,499,809	$439,879,381	$88,970,345	$361,443,471	$60,511,394	$245,615,798	$31,580,402
7,200,726	31,542,152	9,365,257	25,399,754	6,697,527	15,911,779	3,540,317
$9.93	$13.95	$9.50	$14.23	$9.03	$15.44	$8.92
$447,937,125	$1,400,871,667	$1,314,026,036	$1,161,495,208	$384,843,253	$706,978,946	$164,812,555
45,615,207	100,209,862	138,653,594	81,618,006	42,713,919	45,718,380	18,549,727
$9.82	$13.98	$9.48	$14.23	$9.01	$15.46	$8.88
$153,729,787	$126,076,785	$263,428,444	$104,134,587	$207,686,007	$52,688,080	$93,280,352
15,464,842	9,046,800	27,770,817	7,333,464	22,924,654	3,417,883	10,427,567
$9.94	$13.94	$9.49	$14.20	$9.06	$15.42	$8.95

$637,160,571	$1,920,102,670	$1,564,434,818	$1,601,750,043	$628,471,522	$1,061,322,208	$283,655,930

24	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—August 31, 2011 (Unaudited)

	Target 2050 Fund	Target 2055 Fund

Assets
Investments in affiliated Master Portfolios, at value	$662,555,830	$1,048,539
Receivable for Fund shares sold	2,782,999	30
Receivable from adviser	0	7,280
Prepaid expenses and other assets	88,246	41,589

Total assets	665,427,075	1,097,438

Liabilities
Payable for Fund shares redeemed	1,843,605	0
Advisory fee payable	59,821	0
Due to other related parties	76,930	120
Shareholder report expenses payable	41,509	1,165
Custodian and accounting fees payable	32,247	311
Shareholder servicing fees payable	20,125	14
Professional fees payable	12,246	4,065
Accrued expenses and other liabilities	0	2,340

Total liabilities	2,086,483	8,015

Total net assets	$663,340,592	$1,089,423

NET ASSETS CONSIST OF
Paid-in capital	$613,886,005	$1,163,746
Undistributed net investment income	1,072,795	2,321
Accumulated net realized gains on investments	12,371,445	352
Net unrealized gains (losses) on investments	36,010,347	(76,996)

Total net assets	$663,340,592	$1,089,423

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$72,438,750	$9,689
Shares outstanding – Administrator Class	8,275,711	1,048
Net asset value per share – Administrator Class	$8.75	$9.25
Net assets – Institutional Class	$566,698,323	$1,013,281
Shares outstanding – Institutional Class	64,622,455	109,524
Net asset value per share – Institutional Class	$8.77	$9.25
Net assets – Investor Class	$24,203,519	$66,453
Shares outstanding – Investor Class	2,757,873	7,185
Net asset value per share – Investor Class	$8.78	$9.25

Investments in affiliated Master Portfolios, at cost	$626,545,483	$1,125,535

1.	Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Operations—Six Months Ended August 31, 2011 (Unaudited)

	Target Today Fund	Target 2010 Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,350,556	$1,998,220
Interest allocated from affiliated Master Portfolios**	10,073,336	9,125,747
Expenses allocated from affiliated Master Portfolios	(1,146,606)	(1,149,160)
Waivers allocated from affiliated Master Portfolios	92,972	103,421

Total investment income	10,370,258	10,078,228

Expenses
Advisory fee	1,009,930	991,623
Administration fees
Fund level	208,621	204,641
Class A	29,127	55,054
Class B	791	1,400
Class C	6,987	4,047
Administrator Class	44,354	98,672
Institutional Class	250,485	207,520
Investor Class	150,439	92,203
Shareholder servicing fees
Class A	28,006	51,970
Class B	761	1,346
Class C	6,718	3,891
Administrator Class	110,886	246,681
Investor Class	113,969	69,851
Distribution fees
Class B	2,282	4,037
Class C	20,155	11,673
Custody and accounting fees	16,401	15,348
Professional fees	10,847	2,130
Registration fees	32,852	28,292
Shareholder report expenses	15,123	4,269
Trustees’ fees and expenses	5,910	5,332
Other fees and expenses	3,600	7,788

Total expenses	2,068,244	2,107,768
Less: Fee waivers and/or expense reimbursements	(807,398)	(594,751)

Net expenses	1,260,846	1,513,017

Net investment income	9,109,412	8,565,211

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transactions allocated from affiliated Master Portfolios	4,982,445	5,810,394
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	13,092,875	4,132,442

Net realized and unrealized gains (losses) on investments	18,075,320	9,942,836

Net increase (decrease) in net assets resulting from operations	$27,184,732	$18,508,047

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$81,505	$120,839
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$58,514	$52,941

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended August 31, 2011 (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$2,212,934	$9,459,936	$10,361,400	$12,907,621	$5,698,563	$10,948,712	$2,833,200
6,363,969	16,597,617	10,610,386	7,433,337	1,826,850	2,009,103	386,639
(924,132)	(2,954,638)	(2,533,096)	(2,609,845)	(1,019,569)	(1,816,502)	(458,338)
92,634	332,735	320,474	364,202	152,755	284,307	72,900

7,745,405	23,435,650	18,759,164	18,095,315	6,658,599	11,425,620	2,834,401

793,491	2,271,856	1,922,517	1,929,906	795,907	1,347,887	357,387

161,569	505,009	421,832	423,592	162,094	285,016	71,477
NA	99,160	NA	79,022	NA	141,751	NA
NA	2,357	NA	1,934	NA	2,959	NA
NA	5,190	NA	3,459	NA	4,438	NA
34,585	224,137	43,388	190,775	31,241	132,440	16,264
170,363	546,125	532,429	457,503	148,306	283,249	63,567
249,478	205,203	444,649	171,807	354,965	86,349	155,866

NA	92,985	NA	74,108	NA	135,048	NA
NA	2,266	NA	1,860	NA	2,845	NA
NA	4,991	NA	3,327	NA	4,267	NA
86,461	560,342	108,470	476,938	78,102	331,101	40,660
188,998	155,457	336,366	129,942	268,913	65,206	117,510

NA	6,798	NA	5,580	NA	8,535	NA
NA	14,971	NA	9,979	NA	12,802	NA
12,118	37,876	43,598	47,961	12,157	21,376	5,813
5,000	13,456	13,456	13,456	6,322	13,455	4,777
18,206	20,418	29,986	24,767	20,685	22,246	10,353
2,000	11,864	23,786	8,000	2,000	8,000	905
5,332	5,332	5,332	5,332	5,332	5,332	5,332
1,737	10,181	15,958	7,491	1,562	5,748	1,425

1,729,338	4,795,974	3,941,767	4,066,739	1,887,586	2,920,050	851,336
(546,514)	(1,096,966)	(1,231,777)	(930,123)	(513,902)	(603,466)	(242,885)

1,182,824	3,699,008	2,709,990	3,136,616	1,373,684	2,316,584	608,451

6,562,581	19,736,642	16,049,174	14,958,699	5,284,915	9,109,036	2,225,950

5,525,194	20,965,550	21,197,294	24,606,183	10,334,993	19,820,254	4,945,030
(6,302,756)	(54,423,481)	(79,737,807)	(115,131,926)	(56,248,987)	(109,230,327)	(29,450,729)

(777,562)	(33,457,931)	(58,540,513)	(90,525,743)	(45,913,994)	(89,410,073)	(24,505,699)

$5,785,019	$(13,721,289)	$(42,491,339)	$(75,567,044)	$(40,629,079)	$(80,301,037)	$(22,279,749)

$134,144	$572,567	$629,676	$781,959	$345,987	$665,643	$172,153
$36,739	$95,163	$59,978	$40,879	$9,535	$9,569	$1,697

28	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Operations—Six Months Ended August 31, 2011 (Unaudited)

	Target 2050 Fund	Target 2055 Fund[1]

Investment income
Dividends allocated from affiliated Master Portfolios*	$6,815,660	$2,841
Interest allocated from affiliated Master Portfolios**	923,174	406
Expenses allocated from affiliated Master Portfolios	(1,097,128)	(521)
Waivers allocated from affiliated Master Portfolios	174,541	83

Total investment income	6,816,247	2,809

Expenses
Advisory fee	838,132	422
Administration fees
Fund level	171,274	84
Administrator Class	37,520	2
Institutional Class	233,796	128
Investor Class	42,181	23
Shareholder servicing fees
Administrator Class	93,800	4
Investor Class	31,955	17
Custody and accounting fees	13,751	311
Professional fees	9,552	4,065
Registration fees	20,165	5,364
Shareholder report expenses	3,025	1,169
Trustees’ fees and expenses	5,332	2,033
Other fees and expenses	1,706	1,831

Total expenses	1,502,189	15,453
Less: Fee waivers and/or expense reimbursements	(459,856)	(14,965)

Net expenses	1,042,333	488

Net investment income	5,773,914	2,321

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transactions allocated from affiliated Master Portfolios	12,208,529	352
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	(68,292,059)	(76,996)

Net realized and unrealized gains (losses) on investments	(56,083,530)	(76,644)

Net decrease in net assets resulting from operations	$(50,309,616)	$(74,323)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$413,391	$134
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$4,055	$2

1.	For the two months ended August 31, 2011. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	29

	Target Today Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$9,109,412		$12,391,401
Net realized gains on investments		4,982,445		5,136,799
Net change in unrealized gains (losses) on investments		13,092,875		19,278,588

Net increase in net assets resulting from operations		27,184,732		36,806,788

Distributions to shareholders from
Net investment income
Class A		(187,014)		(505,163)
Class B		(1,926)		(16,176)
Class C		(24,431)		(77,210)
Administrator Class		(726,781)		(1,476,753)
Institutional Class		(6,697,667)		(10,345,328)
Investor Class		(814,905)		(1,592,771)

Total distributions to shareholders		(8,452,724)		(14,013,401)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	105,294	1,120,346	231,295	2,372,320
Class B	1,329	14,766	59	612
Class C	17,988	196,653	53,728	570,181
Administrator Class	4,948,047	53,961,317	2,967,046	31,277,203
Institutional Class	13,063,990	142,155,343	41,830,699	446,300,423
Investor Class	1,614,621	17,555,229	6,494,843	67,777,214

		215,003,654		548,297,953

Reinvestment of distributions
Class A	16,838	179,664	46,682	476,634
Class B	140	1,543	1,354	14,178
Class C	1,862	20,312	6,248	65,285
Administrator Class	66,435	721,490	140,680	1,468,702
Institutional Class	613,900	6,679,232	979,161	10,226,417
Investor Class	74,966	813,380	152,607	1,590,443

		8,415,621		13,841,659

Payment for shares redeemed
Class A	(228,923)	(2,439,314)	(318,084)	(3,284,777)
Class B	(33,700)	(367,033)	(130,789)	(1,368,081)
Class C	(64,136)	(697,483)	(76,586)	(802,787)
Administrator Class	(1,684,663)	(18,350,461)	(2,186,349)	(23,080,964)
Institutional Class	(8,689,591)	(94,822,188)	(13,746,232)	(144,646,692)
Investor Class	(1,076,815)	(11,703,494)	(2,422,028)	(25,383,853)

		(128,379,973)		(198,567,154)

Net increase in net assets resulting from capital share transactions		95,039,302		363,572,458

Total increase in net assets		113,771,310		386,365,845

Net assets
Beginning of period		773,867,593		387,501,748

End of period		$887,638,903		$773,867,593

Undistributed net investment income		$3,042,450		$2,385,762

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2010 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$8,565,211		$13,909,149
Net realized gains on investments		5,810,394		4,312,870
Net change in unrealized gains (losses) on investments		4,132,442		43,600,079

Net increase in net assets resulting from operations		18,508,047		61,822,098

Distributions to shareholders from
Net investment income
Class A		(308,676)		(938,626)
Class B		(2,166)		(25,919)
Class C		(11,997)		(41,890)
Administrator Class		(1,575,499)		(4,332,247)
Institutional Class		(5,079,587)		(11,143,667)
Investor Class		(438,402)		(853,604)

Total distributions to shareholders		(7,416,327)		(17,335,953)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	217,303	2,813,137	312,882	3,907,000
Class B	12,254	158,728	6,891	86,332
Class C	24,185	317,306	77,346	992,587
Administrator Class	3,010,005	39,470,079	3,643,612	45,817,065
Institutional Class	11,545,706	150,830,330	12,893,181	162,016,304
Investor Class	704,948	9,223,982	2,855,715	36,127,847

		202,813,562		248,947,135

Reinvestment of distributions
Class A	22,587	292,506	73,126	900,833
Class B	147	1,921	1,981	24,531
Class C	859	11,292	3,223	40,362
Administrator Class	120,540	1,575,462	348,549	4,332,132
Institutional Class	386,438	5,046,883	885,073	11,006,722
Investor Class	33,358	434,988	67,675	843,787

		7,363,052		17,148,367

Payment for shares redeemed
Class A	(386,561)	(5,019,503)	(586,996)	(7,278,777)
Class B	(54,248)	(703,793)	(114,181)	(1,415,565)
Class C	(24,256)	(316,863)	(53,072)	(678,854)
Administrator Class	(2,478,634)	(32,489,964)	(3,386,325)	(42,602,877)
Institutional Class	(5,874,169)	(76,945,701)	(8,260,894)	(103,941,432)
Investor Class	(493,765)	(6,469,256)	(851,034)	(10,712,822)

		(121,945,080)		(166,630,327)

Net increase in net assets resulting from capital share transactions		88,231,534		99,465,175

Total increase in net assets		99,323,254		143,951,320

Net assets
Beginning of period		748,308,254		604,356,934

End of period		$847,631,508		$748,308,254

Undistributed net investment income		$2,690,129		$1,541,245

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	31

	Target 2015 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$6,562,581		$9,130,733
Net realized gains on investments		5,525,194		5,756,869
Net change in unrealized gains (losses) on investments		(6,302,756)		36,099,680

Net increase in net assets resulting from operations		5,785,019		50,987,282

Distributions to shareholders from
Net investment income
Administrator Class		(559,180)		(1,025,725)
Institutional Class		(4,104,459)		(7,372,315)
Investor Class		(1,192,493)		(2,083,582)
Net realized gains
Administrator Class		0		(283,693)
Institutional Class		0		(1,861,409)
Investor Class		0		(713,986)

Total distributions to shareholders		(5,856,132)		(13,340,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,300,357	22,963,292	2,729,008	25,982,939
Institutional Class	12,245,848	121,023,014	21,434,957	202,235,137
Investor Class	2,422,069	24,178,810	12,436,633	117,088,727

		168,165,116		345,306,803

Reinvestment of distributions
Administrator Class	56,159	557,712	137,643	1,305,285
Institutional Class	413,510	4,057,017	959,199	9,002,032
Investor Class	119,655	1,189,469	292,618	2,793,381

		5,804,198		13,100,698

Payment for shares redeemed
Administrator Class	(1,326,839)	(13,267,418)	(1,307,324)	(12,352,760)
Institutional Class	(6,501,916)	(64,126,273)	(8,995,149)	(84,806,567)
Investor Class	(1,435,121)	(14,332,627)	(3,066,879)	(28,901,313)

		(91,726,318)		(126,060,640)

Net increase in net assets resulting from capital share transactions		82,242,996		232,346,861

Total increase in net assets		82,171,883		269,993,433

Net assets
Beginning of period		590,994,838		321,001,405

End of period		$673,166,721		$590,994,838

Undistributed net investment income		$2,021,042		$1,314,593

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2020 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$19,736,642		$28,504,552
Net realized gains on investments		20,965,550		20,048,620
Net change in unrealized gains (losses) on investments		(54,423,481)		158,000,635

Net increase (decrease) in net assets resulting from operations		(13,721,289)		206,553,807

Distributions to shareholders from
Net investment income
Class A		(512,230)		(1,303,312)
Class B		(1,692)		(28,860)
Class C		(13,968)		(33,439)
Administrator Class		(3,410,075)		(7,477,970)
Institutional Class		(12,958,448)		(22,799,250)
Investor Class		(933,891)		(1,570,737)

Total distributions to shareholders		(17,830,304)		(33,213,568)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	493,679	6,934,887	433,313	5,706,254
Class B	2,056	28,932	3,345	43,229
Class C	25,829	361,295	110,834	1,475,470
Administrator Class	5,733,654	81,135,890	8,973,513	120,106,915
Institutional Class	21,551,922	307,112,579	32,721,160	439,221,646
Investor Class	1,540,253	21,886,492	5,662,123	75,453,186

		417,460,075		642,006,700

Reinvestment of distributions
Class A	35,254	490,030	97,206	1,259,969
Class B	113	1,558	2,145	27,687
Class C	853	11,835	2,079	27,036
Administrator Class	242,139	3,409,318	568,966	7,477,250
Institutional Class	911,522	12,861,574	1,707,995	22,516,646
Investor Class	66,273	932,455	118,581	1,566,450

		17,706,770		32,875,038

Payment for shares redeemed
Class A	(614,048)	(8,565,763)	(756,950)	(9,882,886)
Class B	(75,673)	(1,049,277)	(235,612)	(3,051,427)
Class C	(39,038)	(539,024)	(51,380)	(667,129)
Administrator Class	(5,473,575)	(77,729,803)	(5,435,204)	(73,080,093)
Institutional Class	(10,380,230)	(147,246,431)	(10,914,913)	(146,178,604)
Investor Class	(993,892)	(14,094,956)	(1,563,340)	(20,894,713)

		(249,225,254)		(253,754,852)

Net increase in net assets resulting from capital share transactions		185,941,591		421,126,886

Total increase in net assets		154,389,998		594,467,125

Net assets
Beginning of period		1,892,994,316		1,298,527,191

End of period		$2,047,384,314		$1,892,994,316

Undistributed net investment income		$5,522,378		$3,616,040

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	33

	Target 2025 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$16,049,174		$24,013,931
Net realized gains on investments		21,197,294		29,256,044
Net change in unrealized gains (losses) on investments		(79,737,807)		164,090,721

Net increase (decrease) in net assets resulting from operations		(42,491,339)		217,360,696

Distributions to shareholders from
Net investment income
Administrator Class		(607,184)		(868,027)
Institutional Class		(11,479,158)		(24,267,941)
Investor Class		(1,809,619)		(3,028,826)
Net realized gains
Administrator Class		0		(781,016)
Institutional Class		0		(15,858,121)
Investor Class		0		(3,075,426)

Total distributions to shareholders		(13,895,961)		(47,879,357)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,811,970	37,419,945	3,534,413	32,546,040
Institutional Class	19,452,056	191,227,587	31,044,792	285,592,324
Investor Class	3,893,113	38,042,089	21,516,380	193,897,529

		266,689,621		512,035,893

Reinvestment of distributions
Administrator Class	62,607	607,184	177,898	1,649,043
Institutional Class	1,178,607	11,402,783	4,264,472	39,236,433
Investor Class	185,469	1,796,564	655,766	6,093,121

		13,806,531		46,978,597

Payment for shares redeemed
Administrator Class	(1,600,276)	(15,793,536)	(1,121,732)	(10,071,825)
Institutional Class	(13,798,274)	(134,268,319)	(25,339,094)	(231,549,011)
Investor Class	(2,488,419)	(24,269,492)	(4,086,057)	(37,080,702)

		(174,331,347)		(278,701,538)

Net increase in net assets resulting from capital share transactions		106,164,805		280,312,952

Total increase in net assets		49,777,505		449,794,291

Net assets
Beginning of period		1,616,647,320		1,166,853,029

End of period		$1,666,424,825		$1,616,647,320

Undistributed net investment income		$3,980,159		$1,826,946

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2030 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$14,958,699		$18,911,793
Net realized gains on investments		24,606,183		28,237,941
Net change in unrealized gains (losses) on investments		(115,131,926)		179,566,913

Net increase (decrease) in net assets resulting from operations		(75,567,044)		226,716,647

Distributions to shareholders from
Net investment income
Class A		(347,899)		(783,942)
Class B		(1,434)		(14,949)
Class C		(8,658)		(13,216)
Administrator Class		(2,518,345)		(4,461,904)
Institutional Class		(9,438,105)		(15,091,473)
Investor Class		(669,781)		(1,009,551)

Total distributions to shareholders		(12,984,222)		(21,375,035)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	372,335	5,479,408	348,291	4,745,541
Class B	921	13,620	4,302	57,638
Class C	29,930	438,391	52,733	726,119
Administrator Class	5,197,000	77,131,406	8,909,938	122,692,855
Institutional Class	18,824,282	280,718,531	27,067,968	371,510,925
Investor Class	1,343,042	19,968,806	4,122,030	56,496,256

		383,750,162		556,229,334

Reinvestment of distributions
Class A	22,830	331,256	57,125	758,908
Class B	95	1,361	1,155	14,897
Class C	455	6,483	719	9,434
Administrator Class	171,536	2,518,142	331,149	4,461,640
Institutional Class	637,287	9,348,995	1,106,104	14,918,251
Investor Class	45,542	667,187	74,543	1,007,603

		12,873,424		21,170,733

Payment for shares redeemed
Class A	(455,220)	(6,718,893)	(609,252)	(8,077,282)
Class B	(53,746)	(772,690)	(126,050)	(1,673,849)
Class C	(5,661)	(81,872)	(18,974)	(260,982)
Administrator Class	(4,930,072)	(73,247,826)	(4,171,484)	(57,639,631)
Institutional Class	(7,838,670)	(115,751,442)	(8,171,401)	(111,730,214)
Investor Class	(694,232)	(10,296,410)	(1,234,329)	(16,903,066)

		(206,869,133)		(196,285,024)

Net increase in net assets resulting from capital share transactions		189,754,453		381,115,043

Total increase in net assets		101,203,187		586,456,655

Net assets
Beginning of period		1,587,936,018		1,001,479,363

End of period		$1,689,139,205		$1,587,936,018

Undistributed net investment income		$3,503,568		$1,529,091

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target 2035 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$5,284,915		$5,681,801
Net realized gains on investments		10,334,993		8,397,632
Net change in unrealized gains (losses) on investments		(56,248,987)		72,353,286

Net increase (decrease) in net assets resulting from operations		(40,629,079)		86,432,719

Distributions to shareholders from
Net investment income
Administrator Class		(316,673)		(540,804)
Institutional Class		(2,280,229)		(4,346,853)
Investor Class		(1,076,616)		(2,076,888)
Net realized gains
Administrator Class		0		(634,579)
Institutional Class		0		(4,113,552)
Investor Class		0		(2,662,669)

Total distributions to shareholders		(3,673,518)		(14,375,345)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,179,950	30,541,312	2,634,656	23,204,528
Institutional Class	11,781,881	113,205,051	18,887,180	166,499,266
Investor Class	3,366,566	32,131,709	16,348,296	140,804,952

		175,878,072		330,508,746

Reinvestment of distributions
Administrator Class	33,613	316,673	130,914	1,175,383
Institutional Class	241,698	2,270,232	942,479	8,416,466
Investor Class	113,731	1,074,994	523,505	4,730,960

		3,661,899		14,322,809

Payment for shares redeemed
Administrator Class	(1,722,157)	(16,625,209)	(717,695)	(6,143,114)
Institutional Class	(4,529,128)	(42,829,076)	(5,398,146)	(47,307,051)
Investor Class	(1,680,905)	(15,909,854)	(3,101,091)	(27,004,603)

		(75,364,139)		(80,454,768)

Net increase in net assets resulting from capital share transactions		104,175,832		264,376,787

Total increase in net assets		59,873,235		336,434,161

Net assets
Beginning of period		593,167,419		256,733,258

End of period		$653,040,654		$593,167,419

Undistributed (overdistributed) net investment income		$1,195,914		$(415,483)

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2040 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$9,109,036		$10,715,030
Net realized gains on investments		19,820,254		22,524,775
Net change in unrealized gains (losses) on investments		(109,230,327)		144,567,425

Net increase (decrease) in net assets resulting from operations		(80,301,037)		177,807,230

Distributions to shareholders from
Net investment income
Class A		(534,157)		(1,172,196)
Class B		(1,886)		(11,939)
Class C		(8,970)		(13,026)
Administrator Class		(1,507,252)		(2,755,284)
Institutional Class		(5,202,540)		(7,835,031)
Investor Class		(291,234)		(390,675)

Total distributions to shareholders		(7,546,039)		(12,178,151)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	286,682	4,664,504	317,107	4,671,555
Class B	1,760	27,207	5,303	78,693
Class C	47,258	729,690	61,840	895,072
Administrator Class	3,545,680	58,273,219	5,219,817	78,189,907
Institutional Class	11,447,504	188,583,564	16,392,351	247,428,145
Investor Class	763,704	12,549,585	1,886,707	28,213,256

		264,827,769		359,476,628

Reinvestment of distributions
Class A	32,631	519,152	79,741	1,138,209
Class B	114	1,732	850	11,604
Class C	514	7,771	888	12,217
Administrator Class	93,264	1,507,140	189,596	2,755,210
Institutional Class	319,370	5,167,411	533,069	7,774,522
Investor Class	18,022	290,876	26,662	390,114

		7,494,082		12,081,876

Payment for shares redeemed
Class A	(601,206)	(9,773,673)	(850,942)	(12,510,243)
Class B	(60,180)	(931,277)	(121,761)	(1,695,326)
Class C	(7,030)	(108,178)	(39,883)	(583,622)
Administrator Class	(3,357,402)	(54,990,840)	(2,580,961)	(38,988,102)
Institutional Class	(5,270,296)	(86,074,919)	(5,011,789)	(74,677,204)
Investor Class	(301,561)	(4,921,953)	(493,482)	(7,297,326)

		(156,800,840)		(135,751,823)

Net increase in net assets resulting from capital share transactions		115,521,011		235,806,681

Total increase in net assets		27,673,935		401,435,760

Net assets
Beginning of period		1,083,629,622		682,193,862

End of period		$1,111,303,557		$1,083,629,622

Undistributed net investment income		$1,656,942		$93,945

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2045 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$2,225,950		$2,002,618
Net realized gains on investments		4,945,030		2,560,859
Net change in unrealized gains (losses) on investments		(29,450,729)		32,292,839

Net increase (decrease) in net assets resulting from operations		(22,279,749)		36,856,316

Distributions to shareholders from
Net investment income
Administrator Class		(143,296)		(387,108)
Institutional Class		(900,150)		(1,996,836)
Investor Class		(426,297)		(1,053,652)
Net realized gains
Administrator Class		0		(292,080)
Institutional Class		0		(1,378,001)
Investor Class		0		(901,751)

Total distributions to shareholders		(1,469,743)		(6,009,428)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	1,439,870	13,815,816	1,395,054	12,102,536
Institutional Class	6,192,058	59,017,756	10,496,261	92,169,915
Investor Class	2,595,428	24,750,180	8,461,747	72,510,610

		97,583,752		176,783,061

Reinvestment of distributions
Administrator Class	15,263	143,280	75,609	679,144
Institutional Class	95,853	896,049	375,659	3,357,224
Investor Class	45,259	426,204	215,837	1,955,286

		1,465,533		5,991,654

Payment for shares redeemed
Administrator Class	(781,223)	(7,585,143)	(445,895)	(3,823,792)
Institutional Class	(2,488,417)	(23,210,708)	(2,530,805)	(22,031,376)
Investor Class	(971,833)	(9,279,567)	(1,435,887)	(12,394,423)

		(40,075,418)		(38,249,591)

Net increase in net assets resulting from capital share transactions		58,973,867		144,525,124

Total increase in net assets		35,224,375		175,372,012

Net assets
Beginning of period		254,448,934		79,076,922

End of period		$289,673,309		$254,448,934

Undistributed (overdistributed) net investment income		$509,610		$(246,597)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2050 Fund
	Six Months Ended August 31, 2011 (Unaudited)		Year Ended February 28, 2011

Operations
Net investment income		$5,773,914		$7,241,102
Net realized gains on investments		12,208,529		16,638,381
Net change in unrealized gains (losses) on investments		(68,292,059)		88,770,609

Net increase (decrease) in net assets resulting from operations		(50,309,616)		112,650,092

Distributions to shareholders from
Net investment income
Administrator Class		(350,863)		(937,920)
Institutional Class		(3,387,888)		(9,090,518)
Investor Class		(116,275)		(325,963)
Net realized gains
Administrator Class		0		(1,768,714)
Institutional Class		0		(14,394,930)
Investor Class		0		(663,707)

Total distributions to shareholders		(3,855,026)		(27,181,752)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,971,088	27,678,479	3,666,392	32,069,119
Institutional Class	13,839,581	129,007,351	20,687,175	181,405,930
Investor Class	590,378	5,543,523	893,418	7,720,708

		162,229,353		221,195,757

Reinvestment of distributions
Administrator Class	38,067	350,852	304,636	2,706,543
Institutional Class	364,815	3,366,706	2,616,871	23,192,089
Investor Class	12,558	116,011	111,086	988,371

		3,833,569		26,887,003

Payment for shares redeemed
Administrator Class	(2,060,815)	(19,127,654)	(1,317,894)	(11,731,542)
Institutional Class	(8,637,643)	(80,251,224)	(12,374,213)	(107,132,182)
Investor Class	(449,704)	(4,187,825)	(787,620)	(6,809,119)

		(103,566,703)		(125,672,843)

Net increase in net assets resulting from capital share transactions		62,496,219		122,409,917

Total increase in net assets		8,331,577		207,878,257

Net assets
Beginning of period		655,009,015		447,130,758

End of period		$663,340,592		$655,009,015

Undistributed (overdistributed) net investment income		$1,072,795		$(846,093)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2055 Fund
	Period Ended August 31, 2011 (Unaudited)[1]

Operations
Net investment income		$2,321
Net realized gains on investments		352
Net change in unrealized gains (losses) on investments		(76,996)

Net decrease in net assets resulting from operations		(74,323)

Capital share transactions	Shares
Proceeds from shares sold
Administrator Class	1,048	10,423
Institutional Class	109,524	1,082,905
Investor Class	7,185	70,418

		1,163,746

Total increase in net assets		1,089,423

Net assets
Beginning of period		0

End of period		$1,089,423

Undistributed net investment income		$2,321

1.	For the two months ended August 31, 2011. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target Today Fund
Class A
March 1, 2011 to August 31, 2011 (Unaudited)	$10.56	0.10		0.22	(0.09)	0.00
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
March 1, 2007 to February 29, 2008	$10.07	0.35	[4]	0.15	(0.36)	(0.11)
March 1, 2006 to February 28, 2007	$10.28	0.33	[4]	0.15	(0.30)	(0.39)
Class B
March 1, 2011 to August 31, 2011 (Unaudited)	$10.87	0.06	[4]	0.24	(0.04)	0.00
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.29	0.28	[4]	0.15	(0.28)	(0.11)
March 1, 2006 to February 28, 2007	$10.48	0.25	[4]	0.17	(0.22)	(0.39)
Class C
March 1, 2011 to August 31, 2011 (Unaudited)	$10.78	0.06	[4]	0.23	(0.05)	0.00
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.28	[4]	0.15	(0.28)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.25	[4]	0.17	(0.22)	(0.39)
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$10.75	0.11	[4]	0.23	(0.10)	0.00
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.25	0.38	[4]	0.16	(0.39)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.37	[4]	0.16	(0.34)	(0.39)
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$10.77	0.13	[4]	0.23	(0.12)	0.00
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.41	[4]	0.14	(0.41)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.39	[4]	0.17	(0.36)	(0.39)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$10.74	0.10	[4]	0.24	(0.10)	0.00
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.37	[4]	0.15	(0.39)	(0.11)
January 31, 2007[6] to February 28, 2007	$10.18	0.04	[4]	0.04	0.00	0.00

Target 2010 Fund
Class A
March 1, 2011 to August 31, 2011 (Unaudited)	$12.86	0.11	[4]	0.16	(0.10)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
March 1, 2007 to February 29, 2008	$12.68	0.38	[4]	0.20	(0.39)	(0.16)
March 1, 2006 to February 28, 2007	$12.91	0.36	[4]	0.45	(0.33)	(0.71)

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	41

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]

$10.79	1.78%	1.07%	0.96%	3.06%	24%	$22,219
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151
$10.10	3.49%	1.25%	1.15%	5.06%	51%	$30,416
$10.07	3.19%	1.28%	1.18%	4.83%	143%	$35,375

$11.13	1.03%	1.82%	1.70%	2.74%	24%	$527
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563
$10.33	2.74%	2.00%	1.90%	4.21%	51%	$8,411
$10.29	2.41%	2.04%	1.94%	4.11%	143%	$11,330

$11.02	1.03%	1.82%	1.71%	2.71%	24%	$5,243
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741
$10.30	2.74%	1.99%	1.90%	4.25%	51%	$6,877
$10.26	2.41%	2.04%	1.94%	4.11%	143%	$8,269

$10.99	1.93%	0.91%	0.80%	3.18%	24%	$115,559
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072
$10.29	3.71%	1.08%	0.85%	5.39%	51%	$48,453
$10.25	3.52%	1.10%	0.88%	5.17%	143%	$16,728

$11.01	2.29%	0.64%	0.45%	3.33%	24%	$648,637
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391
$10.29	3.96%	0.81%	0.62%	5.52%	51%	$50,105
$10.26	3.80%	0.82%	0.66%	5.49%	143%	$20,338

$10.98	1.88%	1.14%	0.86%	3.15%	24%	$95,454
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397
$10.28	3.58%	1.40%	0.91%	5.21%	51%	$2,719
$10.26	3.81%	1.36%	0.88%	0.79%	143%	$17

$13.03	1.72%	1.07%	0.99%	2.08%	23%	$41,281
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175
$12.71	2.99%	1.25%	1.18%	4.67%	61%	$60,969
$12.68	2.78%	1.27%	1.20%	6.40%	152%	$69,835

42	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2010 Fund (continued)
Class B
March 1, 2011 to August 31, 2011 (Unaudited)	$12.93	0.06	[4]	0.17	(0.03)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.70	0.29	[4]	0.18	(0.28)	(0.16)
March 1, 2006 to February 28, 2007	$12.92	0.26	[4]	0.46	(0.23)	(0.71)
Class C
March 1, 2011 to August 31, 2011 (Unaudited)	$13.03	0.07	[4]	0.15	(0.05)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.82	0.29	[4]	0.19	(0.29)	(0.16)
March 1, 2006 to February 28, 2007	$13.04	0.26	[4]	0.45	(0.22)	(0.71)
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$12.97	0.15		0.14	(0.11)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.79	0.42	[4]	0.20	(0.43)	(0.16)
March 1, 2006 to February 28, 2007	$13.01	0.40	[4]	0.45	(0.36)	(0.71)
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$12.97	0.17		0.14	(0.13)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.44	[4]	0.21	(0.46)	(0.16)
March 1, 2006 to February 28, 2007	$13.01	0.44	[4]	0.43	(0.39)	(0.71)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$12.95	0.14		0.13	(0.10)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.40	[4]	0.21	(0.43)	(0.16)
January 31, 2007[6] to February 28, 2007	$12.66	0.04	[4]	0.08	0.00	0.00

Target 2015 Fund
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.92	0.09		0.00	(0.08)	0.00
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.20	[4]	(0.11)	(0.05)	0.00
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.81	0.11		0.00	(0.10)	0.00
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.17)	0.00

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	43

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses[1]	Net Expenses[1]

0.00	$13.13	0.98%	1.82%	1.73%	1.77%	23%	$1,016
0.00	$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
0.00	$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
0.00	$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269
0.00	$12.73	2.25%	2.00%	1.93%	3.81%	61%	$9,715
0.00	$12.70	2.01%	2.02%	1.96%	5.65%	152%	$15,211

0.00	$13.20	0.98%	1.82%	1.74%	1.70%	23%	$3,166
0.00	$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
0.00	$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
0.00	$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464
0.00	$12.85	2.23%	2.00%	1.93%	3.81%	61%	$3,609
0.00	$12.82	2.02%	2.02%	1.96%	5.59%	152%	$4,194

0.00	$13.15	1.88%	0.91%	0.83%	2.22%	23%	$203,135
0.00	$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
0.00	$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
0.00	$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425
0.00	$12.82	3.26%	1.07%	0.88%	4.95%	61%	$138,418
0.00	$12.79	3.09%	1.09%	0.90%	6.75%	152%	$99,261

0.00	$13.15	2.23%	0.64%	0.48%	2.30%	23%	$541,451
0.00	$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
0.00	$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
0.00	$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731
0.00	$12.81	3.45%	0.81%	0.65%	5.18%	61%	$206,461
0.00	$12.78	3.41%	0.81%	0.67%	6.89%	152%	$80,427

0.00	$13.12	1.82%	1.14%	0.89%	2.12%	23%	$57,583
0.00	$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
0.00	$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
0.00	$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265
0.00	$12.80	3.10%	1.39%	0.94%	4.89%	61%	$4,856
0.00	$12.78	3.30%	1.36%	0.88%	0.95%	152%	$166

0.00	$9.93	1.81%	0.92%	0.84%	0.93%	21%	$71,500
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138
0.00	$10.04	2.90%	3.58%	0.56%	0.88%	54%	$9,354

0.00	$9.82	2.16%	0.65%	0.49%	1.10%	21%	$447,937
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002
0.00	$9.92	2.91%	3.71%	0.53%	0.92%	54%	$10,088

44	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2015 Fund (continued)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.93	0.09		0.00	(0.08)	0.00
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.06)	0.00

Target 2020 Fund
Class A
March 1, 2011 to August 31, 2011 (Unaudited)	$13.97	0.11	[4]	(0.22)	(0.10)	0.00
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
March 1, 2007 to February 29, 2008	$14.22	0.33	[4]	(0.08)	(0.32)	(0.37)
March 1, 2006 to February 28, 2007	$14.24	0.28	[4]	1.04	(0.27)	(1.07)
Class B
March 1, 2011 to August 31, 2011 (Unaudited)	$13.85	0.06	[4]	(0.23)	(0.01)	0.00
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.09	0.20	[4]	(0.06)	(0.20)	(0.37)
March 1, 2006 to February 28, 2007	$14.12	0.18	[4]	1.02	(0.16)	(1.07)
Class C
March 1, 2011 to August 31, 2011 (Unaudited)	$13.93	0.06	[4]	(0.22)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.21	0.21	[4]	(0.06)	(0.21)	(0.37)
March 1, 2006 to February 28, 2007	$14.23	0.18	[4]	1.03	(0.16)	(1.07)
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.15	0.16		(0.25)	(0.11)	0.00
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.39	0.36	[4]	(0.06)	(0.36)	(0.37)
March 1, 2006 to February 28, 2007	$14.40	0.33	[4]	1.04	(0.31)	(1.07)
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.19	0.17		(0.25)	(0.13)	0.00
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
March 1, 2007 to February 29, 2008	$14.41	0.39	[4]	(0.06)	(0.39)	(0.37)
March 1, 2006 to February 28, 2007	$14.41	0.36	[4]	1.05	(0.34)	(1.07)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.14	0.15		(0.24)	(0.11)	0.00
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.40	0.33	[4]	(0.03)	(0.37)	(0.37)
January 31, 2007[6] to February 28, 2007	$14.30	0.02	[4]	0.08	0.00	0.00

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	45

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses[1]	Net Expenses[1]

0.00	$9.94	1.75%	1.15%	0.90%	0.90%	21%	$153,730
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959
0.00	$10.03	2.85%	3.79%	0.60%	0.85%	54%	$2,249

0.00	$13.76	1.57%	1.05%	1.01%	(0.81)%	19%	$75,470
0.00	$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
0.00	$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
0.00	$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671
0.00	$13.78	2.17%	1.27%	1.20%	1.60%	48%	$124,555
0.00	$14.22	1.98%	1.28%	1.22%	9.49%	135%	$152,049

0.00	$13.67	0.82%	1.80%	1.76%	(1.20)%	19%	$1,392
0.00	$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
0.00	$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
0.00	$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495
0.00	$13.66	1.43%	2.02%	1.95%	0.87%	48%	$11,516
0.00	$14.09	1.23%	2.03%	1.97%	8.67%	135%	$16,841

0.00	$13.72	0.82%	1.80%	1.76%	(1.16)%	19%	$3,694
0.00	$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
0.00	$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
0.00	$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840
0.00	$13.78	1.42%	2.02%	1.95%	0.90%	48%	$3,318
0.00	$14.21	1.23%	2.03%	1.97%	8.67%	135%	$4,083

0.00	$13.95	1.73%	0.89%	0.85%	(0.65)%	19%	$439,879
0.00	$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
0.00	$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
0.00	$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606
0.00	$13.96	2.44%	1.09%	0.90%	1.96%	48%	$234,169
0.00	$14.39	2.28%	1.10%	0.92%	9.77%	135%	$176,133

0.00	$13.98	2.08%	0.62%	0.50%	(0.54)%	19%	$1,400,872
0.00	$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
0.00	$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
0.00	$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090
0.00	$13.98	2.63%	0.82%	0.67%	2.18%	48%	$367,360
0.00	$14.41	2.48%	0.83%	0.69%	10.07%	135%	$164,260

0.00	$13.94	1.67%	1.12%	0.91%	(0.67)%	19%	$126,077
0.00	$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
0.00	$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
0.00	$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254
0.00	$13.96	2.27%	1.41%	0.96%	1.91%	48%	$12,140
0.00	$14.40	2.08%	1.39%	0.89%	0.70%	135%	$296

46	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2025 Fund
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.81	0.09		(0.33)	(0.07)	0.00
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.04)	0.00
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.79	0.10		(0.32)	(0.09)	0.00
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.55)	(0.10)	0.00
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.80	0.08		(0.32)	(0.07)	0.00
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.06)	0.00

Target 2030 Fund
Class A
March 1, 2011 to August 31, 2011 (Unaudited)	$14.81	0.10	[4]	(0.75)	(0.09)	0.00
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
March 1, 2007 to February 29, 2008	$15.16	0.24	[4]	(0.32)	(0.23)	(0.49)
March 1, 2006 to February 28, 2007	$15.04	0.20	[4]	1.44	(0.20)	(1.32)
Class B
March 1, 2011 to August 31, 2011 (Unaudited)	$14.53	0.05	[4]	(0.74)	(0.02)	0.00
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.88	0.12	[4]	(0.31)	(0.11)	(0.49)
March 1, 2006 to February 28, 2007	$14.79	0.09	[4]	1.41	(0.09)	(1.32)
Class C
March 1, 2011 to August 31, 2011 (Unaudited)	$14.53	0.04		(0.72)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.91	0.12	[4]	(0.32)	(0.11)	(0.49)
March 1, 2006 to February 28, 2007	$14.82	0.09	[4]	1.41	(0.09)	(1.32)
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.98	0.12		(0.77)	(0.10)	0.00
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.28	[4]	(0.32)	(0.28)	(0.49)
March 1, 2006 to February 28, 2007	$15.18	0.25	[4]	1.45	(0.25)	(1.32)

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	47

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]

$9.50	1.59%	0.91%	0.85%	(2.47)%	17%	$88,970
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410
$9.53	2.13%	3.68%	0.51%	(4.30)%	42%	$7,206

$9.48	1.99%	0.64%	0.50%	(2.31)%	17%	$1,314,026
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335
$9.49	2.09%	3.41%	0.47%	(4.16)%	42%	$17,248

$9.49	1.58%	1.14%	0.91%	(2.51)%	17%	$263,428
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564
$9.51	2.19%	4.33%	0.52%	(4.29)%	42%	$2,432

$14.07	1.38%	1.06%	1.02%	(4.43)%	14%	$58,257
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556
$14.36	1.53%	1.29%	1.21%	(0.77)%	36%	$95,985
$15.16	1.33%	1.31%	1.23%	11.20%	109%	$110,904

$13.82	0.63%	1.81%	1.77%	(4.85)%	14%	$1,137
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233
$14.09	0.79%	2.04%	1.96%	(1.50)%	36%	$7,358
$14.88	0.59%	2.06%	1.98%	10.35%	109%	$10,955

$13.80	0.63%	1.82%	1.77%	(4.79)%	14%	$2,672
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261
$14.11	0.77%	2.04%	1.96%	(1.53)%	36%	$2,385
$14.91	0.59%	2.06%	1.98%	10.34%	109%	$2,592

$14.23	1.54%	0.91%	0.86%	(4.37)%	14%	$361,443
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363
$14.50	1.79%	1.11%	0.91%	(0.53)%	36%	$162,897
$15.31	1.61%	1.13%	0.93%	11.50%	109%	$110,742

48	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2030 Fund (continued)
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.98	0.14		(0.77)	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.31	[4]	(0.31)	(0.31)	(0.49)
March 1, 2006 to February 28, 2007	$15.18	0.26	[4]	1.47	(0.28)	(1.32)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$14.95	0.11		(0.76)	(0.10)	0.00
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.25	[4]	(0.29)	(0.28)	(0.49)
January 31, 2007[6] to February 28, 2007	$15.29	0.01	[4]	0.01	0.00	(1.32)

Target 2035 Fund
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.65	0.07		(0.64)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.85)	(0.01)	0.00
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.61	0.08		(0.62)	(0.06)	0.00
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.84)	(0.11)	0.00
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.67	0.07		(0.63)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.86)	(0.00)[5]	0.00

Target 2040 Fund
Class A
March 1, 2011 to August 31, 2011 (Unaudited)	$16.40	0.10	[4]	(1.23)	(0.08)	0.00
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
March 1, 2007 to February 29, 2008	$17.42	0.22	[4]	(0.49)	(0.22)	(0.89)
March 1, 2006 to February 28, 2007	$16.69	0.17	[4]	1.85	(0.18)	(1.11)
Class B
March 1, 2011 to August 31, 2011 (Unaudited)	$15.67	0.04	[4]	(1.18)	(0.01)	0.00
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.75	0.09	[4]	(0.47)	(0.08)	(0.89)
March 1, 2006 to February 28, 2007	$16.10	0.04	[4]	1.78	(0.06)	(1.11)

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	49

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$14.23	1.89%	0.64%	0.51%	(4.22)%	14%	$1,161,495
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829
$14.50	1.97%	0.85%	0.68%	(0.24)%	36%	$263,663
$15.31	1.71%	0.86%	0.70%	11.73%	109%	$94,881

$14.20	1.48%	1.14%	0.92%	(4.40)%	14%	$104,135
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400
$14.50	1.62%	1.43%	0.97%	(0.52)%	36%	$9,799
$15.31	0.95%	1.40%	0.87%	0.13%	109%	$455

$9.03	1.45%	0.93%	0.87%	(5.83)%	12%	$60,511
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101
$9.24	1.58%	5.39%	0.53%	(7.52)%	33%	$3,524

$9.01	1.79%	0.66%	0.52%	(5.65)%	12%	$384,843
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279
$9.15	1.52%	5.64%	0.49%	(7.48)%	33%	$8,983

$9.06	1.39%	1.16%	0.93%	(5.84)%	12%	$207,686
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025
$9.24	1.59%	5.74%	0.50%	(7.59)%	33%	$1,736

$15.19	1.25%	1.08%	1.03%	(6.91)%	11%	$100,817
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928
$16.04	1.22%	1.29%	1.22%	(2.02)%	31%	$142,158
$17.42	0.99%	1.30%	1.23%	12.31%	100%	$166,671

$14.52	0.50%	1.83%	1.78%	(7.26)%	11%	$1,806
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623
$15.40	0.50%	2.04%	1.97%	(2.69)%	31%	$9,899
$16.75	0.26%	2.05%	1.98%	11.42%	100%	$16,692

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2040 Fund (continued)
Class C
March 1, 2011 to August 31, 2011 (Unaudited)	$15.60	0.04	[4]	(1.17)	(0.04)	0.00
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.73	0.08	[4]	(0.47)	(0.09)	(0.89)
March 1, 2006 to February 28, 2007	$16.08	0.04	[4]	1.78	(0.06)	(1.11)
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$16.67	0.12	[4]	(1.26)	(0.09)	0.00
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.27	[4]	(0.49)	(0.27)	(0.89)
March 1, 2006 to February 28, 2007	$16.91	0.22	[4]	1.88	(0.23)	(1.11)
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$16.69	0.14		(1.25)	(0.12)	0.00
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.30	[4]	(0.48)	(0.31)	(0.89)
March 1, 2006 to February 28, 2007	$16.91	0.24	[4]	1.89	(0.26)	(1.11)
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$16.65	0.11	[4]	(1.25)	(0.09)	0.00
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.23	[4]	(0.46)	(0.27)	(0.89)
January 31, 2007[6] to February 28, 2007	$17.69	0.01	[4]	(0.03)	0.00	0.00

Target 2045 Fund
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.66	0.07		(0.77)	(0.04)	0.00
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.91)	0.00	0.00
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.62	0.08		(0.77)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.90)	(0.10)	0.00
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.69	0.06		(0.76)	(0.04)	0.00
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.92)	0.00	0.00

Please see footnotes on page 52.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$14.43	0.49%	1.83%	1.78%	(7.26)%	11%	$3,398
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362
$15.36	0.46%	2.04%	1.97%	(2.75)%	31%	$3,023
$16.73	0.24%	2.05%	1.98%	11.46%	100%	$3,437

$15.44	1.40%	0.92%	0.87%	(6.84)%	11%	$245,616
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233
$16.29	1.49%	1.11%	0.92%	(1.69)%	31%	$117,859
$17.67	1.26%	1.12%	0.93%	12.67%	100%	$90,981

$15.46	1.75%	0.65%	0.52%	(6.74)%	11%	$706,979
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386
$16.29	1.66%	0.85%	0.69%	(1.47)%	31%	$125,256
$17.67	1.39%	0.85%	0.71%	12.90%	100%	$44,459

$15.42	1.34%	1.15%	0.93%	(6.87)%	11%	$52,688
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970
$16.28	1.29%	1.43%	0.98%	(1.74)%	31%	$5,133
$17.67	0.51%	1.39%	0.88%	(0.11)%	100%	$305

$8.92	1.39%	0.94%	0.87%	(7.23)%	10%	$31,580
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656
$9.18	1.45%	13.36%	0.56%	(8.20)%	30%	$948

$8.88	1.73%	0.67%	0.52%	(7.06)%	10%	$164,813
$9.62	1.41%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287
$9.09	1.46%	12.60%	0.53%	(8.12)%	30%	$4,339

$8.95	1.33%	1.17%	0.93%	(7.22)%	10%	$93,280
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205
$9.17	1.43%	12.57%	0.56%	(8.30)%	30%	$547

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Target 2050 Fund
Administrator Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.48	0.07		(0.76)	(0.04)	0.00
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.92)	(0.02)	0.00
Institutional Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.50	0.08		(0.76)	(0.05)	0.00
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.90)	(0.05)	0.00
Investor Class
March 1, 2011 to August 31, 2011 (Unaudited)	$9.51	0.06		(0.75)	(0.04)	0.00
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.07	[4]	(0.91)	0.00	0.00

Target 2055 Fund
Administrator Class
June 30, 2011[6] to August 31, 2011 (Unaudited)	$10.00	0.02		(0.77)	0.00	0.00
Institutional Class
June 30, 2011[6] to August 31, 2011 (Unaudited)	$10.00	0.02		(0.77)	0.00	0.00
Investor Class
June 30, 2011[6] to August 31, 2011 (Unaudited)	$10.00	0.01		(0.76)	0.00	0.00

1.	Includes net expenses allocated from Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$8.75	1.39%	0.93%	0.87%	(7.26)%	10%	$72,439
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984
$9.14	1.18%	5.13%	0.87%	(8.37)%	30%	$5,420

$8.77	1.73%	0.66%	0.52%	(7.14)%	10%	$566,698
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763
$9.13	1.32%	5.32%	0.67%	(8.26)%	30%	$8,102

$8.78	1.33%	1.16%	0.93%	(7.25)%	10%	$24,204
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983
$9.16	1.06%	5.27%	0.94%	(8.40)%	30%	$335

$9.25	1.04%	9.69%	0.88%	(7.50)%	1%	$10

$9.25	1.38%	9.38%	0.53%	(7.50)%	1%	$1,013

$9.25	1.23%	10.03%	0.93%	(7.50)%	1%	$66

54	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”) and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolios’ income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the six months ended August 31, 2011 are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2011, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	16%	14%	10%	26%	16%	11%	3%	3%	0%*	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2%	3%	4%	14%	16%	20%	9%	17%	5%	10%	0	%*
Wells Fargo Advantage Short-Term Investment Portfolio	10%	8%	6%	18%	16%	16%	6%	11%	3%	6%	0	%*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	55

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend and interest income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration 2018
Target 2010 Fund	$11,631,034
Target 2020 Fund	19,526,878
Target 2030 Fund	541,481

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of each Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

56	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements (Unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, each Fund’s investments were carried at fair value were designated as Level 2 inputs. Further details on the investments of the Master Portfolios can be found in the Portfolio of Investments which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the six months ended August 31, 2011, the advisory fee was equivalent to an annual rate of each Fund’s average daily net assets as follows:

Advisory Fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.25
Target 2020 Fund	0.22
Target 2025 Fund	0.23
Target 2030 Fund	0.23
Target 2035 Fund	0.25
Target 2040 Fund	0.24
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Funds. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Global Index Advisors, Inc. is the sub-adviser to each Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	57

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended August 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Target Today Fund	$757	$3	$0
Target 2010 Fund	753	56	408
Target 2020 Fund	566	1,305	580
Target 2030 Fund	555	693	47
Target 2040 Fund	2,467	1,253	528

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements (Unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended August 31, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
Target Today Fund	$294,009,166	$186,832,066
Target 2010 Fund	276,065,502	171,669,693
Target 2015 Fund	210,783,491	127,114,542
Target 2020 Fund	609,719,939	351,734,469
Target 2025 Fund	467,490,517	253,718,621
Target 2030 Fund	441,487,505	221,572,644
Target 2035 Fund	160,629,276	74,336,625
Target 2040 Fund	261,283,462	113,130,151
Target 2045 Fund	66,891,156	28,093,879
Target 2050 Fund	152,840,310	64,163,180
Target 2055 Fund	241,880	101,543

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. For the six months ended August 31, 2011, the Funds paid the following amounts in commitment fees:

Commitment Fee
Target Today Fund	$1,122
Target 2010 Fund	1,099
Target 2015 Fund	851
Target 2020 Fund	2,727
Target 2025 Fund	3,098
Target 2030 Fund	3,054
Target 2035 Fund	1,144
Target 2040 Fund	2,072
Target 2045 Fund	493
Target 2050 Fund	1,260

For the six months ended August 31, 2011, there were no borrowings by the Funds under the agreement.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	59

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 26, 2011, the Funds declared distributions from net investment income to shareholders of record on September 23, 2011. The per share amounts payable on September 27, 2011 were as follows:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund
Class A	$0.04883	$0.05695	NA	$0.05383	NA	$0.04517	NA	$0.04102	NA	NA
Class B	0.02062	0.03504	NA	0.02439	NA	0.01530	NA	0.01162	NA	NA
Class C	0.02832	0.03507	NA	0.02595	NA	0.02010	NA	0.01543	NA	NA
Administrator Class	0.05358	0.06227	$0.04455	0.05927	$0.03786	0.05052	$0.02935	0.04714	$0.02619	$0.02613
Institutional Class	0.06245	0.07341	0.05285	0.07124	0.04589	0.06291	0.03693	0.06061	0.03369	0.03362
Investor Class	0.05203	0.06035	0.04289	0.05734	0.03622	0.04874	0.02786	0.04525	0.02480	0.02483

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of August 31, 2011, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

60	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 28.32%
FFCB	0.40%	11/02/2012	$100,000	$100,131
FFCB	1.75	02/21/2013	300,000	305,859
FFCB	1.88	12/07/2012	250,000	254,983
FFCB	2.63	04/17/2014	2,600,000	2,739,633
FHLB	0.50	11/16/2012	250,000	250,176
FHLB	0.70	08/23/2013	400,000	400,242
FHLB	0.88	10/28/2013	500,000	500,403
FHLB	0.88	12/27/2013	1,000,000	1,010,540
FHLB	1.00	05/17/2013	250,000	250,341
FHLB	1.00	08/08/2014	200,000	200,407
FHLB	1.05	11/25/2013	200,000	200,352
FHLB	1.55	11/18/2015	200,000	200,420
FHLB	1.63	11/21/2012	1,750,000	1,778,620
FHLB	1.63	03/20/2013	1,500,000	1,530,594
FHLB	1.88	06/21/2013	2,000,000	2,055,468
FHLB	2.00	12/09/2014	400,000	401,692
FHLB	2.75	03/13/2015	1,000,000	1,068,602
FHLB	3.38	02/27/2013	1,500,000	1,568,478
FHLB	4.75	12/16/2016	1,000,000	1,171,259
FHLB	4.88	09/08/2017	1,000,000	1,182,610
FHLB	5.00	11/17/2017	2,000,000	2,396,540
FHLB	5.13	08/14/2013	100,000	109,339
FHLB	5.38	09/30/2022	100,000	122,114
FHLB # 363	4.50	11/15/2012	2,000,000	2,099,440
FHLB # 432	4.50	09/16/2013	1,500,000	1,625,625
FHLB # 467	5.25	06/18/2014	400,000	453,238
FHLB # 656	5.38	05/18/2016	3,250,000	3,872,804
FHLB # A79713	6.00	07/01/2038	350,303	388,318
FHLB # A86605	5.50	12/01/2035	2,922,661	3,210,042
FHLB # A87819	6.00	08/01/2039	1,141,757	1,264,231
FHLB # A90563	5.00	01/01/2040	9,512,652	10,261,449
FHLB # A95113	4.00	11/01/2040	6,767,762	7,021,201
FHLB # A96780	4.50	02/01/2041	1,971,968	2,083,185
FHLB # A97173	4.50	03/01/2041	6,949,640	7,349,738
FHLB # A97184	4.50	02/01/2041	9,909,971	10,472,757
FHLB # B15183	4.50	06/01/2014	274,510	282,735
FHLB # G01564	6.00	04/01/2033	89,182	99,863
FHLB # G03511	6.00	10/01/2037	158,877	176,267
FHLB # G04411	6.00	06/01/2038	388,820	437,696
FHLB # G04570	6.00	11/01/2037	227,986	252,941
FHLB # G06219	6.00	05/01/2040	5,737,703	6,365,725
FHLB # G06358	4.00	04/01/2041	7,851,060	8,164,694
FHLB # G06359	4.00	02/01/2041	4,913,452	5,100,521
FHLB # G08222	6.00	09/01/2037	11,583	12,851
FHLB # G13375	4.50	11/01/2023	277,858	296,345
FHLB # G13471	4.50	02/01/2024	367,123	391,550
FHLB # G13561	4.50	05/01/2024	351,341	374,388
FHLB # G13666	4.50	09/01/2024	131,951	140,607
FHLB # G14096	5.00	07/01/2025	4,275,743	4,611,593
FHLB # G14120	4.00	04/01/2026	6,656,564	7,018,454
FHLB # J07292	4.50	03/01/2023	299,456	319,380

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	61

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLB # J07343	4.50%	03/01/2023	$166,906	$178,011
FHLB # J09954	4.00	06/01/2024	134,823	142,195
FHLB # J10582	4.50	09/01/2024	213,934	227,968
FHLB # J11371	4.50	12/01/2024	406,688	433,365
FHLB # J12604	4.00	07/01/2025	1,619,093	1,706,610
FHLB # J13947	3.50	12/01/2025	9,197,470	9,591,322
FHLMC	0.63	05/23/2013	500,000	500,450
FHLMC	0.70	04/29/2013	200,000	200,141
FHLMC	0.75	12/28/2012	3,000,000	3,018,249
FHLMC	0.75	06/07/2013	200,000	200,188
FHLMC	0.78	06/07/2013	500,000	500,037
FHLMC	0.88	10/28/2013	1,500,000	1,514,802
FHLMC	1.00	12/09/2013	500,000	500,075
FHLMC	1.00	12/09/2013	200,000	200,337
FHLMC	1.00	01/27/2014	500,000	500,437
FHLMC	1.05	12/09/2013	500,000	500,802
FHLMC	1.20	04/28/2014	200,000	200,238
FHLMC	1.25	05/23/2014	200,000	200,400
FHLMC	1.30	06/02/2014	100,000	100,214
FHLMC	1.35	05/23/2014	250,000	250,528
FHLMC	1.38	01/09/2013	1,000,000	1,014,645
FHLMC	1.38	02/25/2014	1,000,000	1,022,629
FHLMC	1.38	06/02/2014	100,000	100,003
FHLMC	1.50	11/25/2014	1,000,000	1,002,525
FHLMC	1.63	04/15/2013	2,000,000	2,042,202
FHLMC	1.63	12/09/2014	200,000	200,050
FHLMC	1.75	09/10/2015	1,000,000	1,035,455
FHLMC	1.75	11/23/2015	500,000	501,481
FHLMC	2.13	09/21/2012	2,000,000	2,039,002
FHLMC	2.25	12/21/2015	200,000	201,336
FHLMC	2.50	01/07/2014	800,000	838,907
FHLMC	2.50	04/23/2014	1,250,000	1,316,259
FHLMC	2.50	05/25/2016	250,000	251,232
FHLMC	2.88	02/09/2015	2,750,000	2,952,450
FHLMC	3.00	07/28/2014	1,000,000	1,070,676
FHLMC%%	3.50	10/07/2022	3,000,000	3,123,750
FHLMC	3.63	10/18/2013	1,500,000	1,602,060
FHLMC	3.75	06/28/2013	2,000,000	2,126,534
FHLMC	3.75	03/27/2019	1,900,000	2,134,200
FHLMC%%	4.00	09/01/2024	5,000,000	5,261,719
FHLMC	4.38	07/17/2015	1,000,000	1,136,000
FHLMC	4.63	10/25/2012	2,000,000	2,100,432
FHLMC	4.75	11/17/2015	2,000,000	2,314,410
FHLMC	4.88	11/15/2013	2,300,000	2,527,587
FHLMC	4.88	06/13/2018	1,700,000	2,021,900
FHLMC	5.00	10/01/2024	770,068	828,629
FHLMC	5.13	11/17/2017	1,000,000	1,200,897
FHLMC	5.25	04/18/2016	650,000	771,503
FHLMC	5.50	08/13/2014	2,500,000	2,864,458
FHLMC	5.50	07/18/2016	650,000	782,172
FHLMC	5.50	08/23/2017	3,000,000	3,658,215

62	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	07/15/2036	$850,000	$1,035,003
FHLMC	5.55	10/04/2016	150,000	150,709
FHLMC	6.00	04/16/2037	1,000,000	1,026,365
FHLMC	6.25	07/15/2032	500,000	678,155
FHLMC	6.75	03/15/2031	1,000,000	1,413,161
FHLMC #1J1139±	4.73	06/01/2038	1,709,310	1,831,245
FHLMC #1J1368±	5.70	10/01/2036	152,057	159,949
FHLMC #1Q0612±	5.51	08/01/2038	1,839,226	2,001,405
FHLMC #783191±	5.64	04/01/2037	224,561	243,309
FHLMC #A11964	5.00	08/01/2033	3,979,420	4,300,544
FHLMC #A15183	6.00	11/01/2033	784,724	878,708
FHLMC #A15966	5.00	11/01/2033	498,506	538,733
FHLMC #A16693	5.50	12/01/2033	708,006	778,066
FHLMC #A19717	5.00	03/01/2034	488,409	527,593
FHLMC #A24888	6.00	07/01/2034	847,536	944,806
FHLMC #A29757	5.50	01/01/2035	1,416,223	1,556,142
FHLMC #A35253	5.50	06/01/2035	1,111,917	1,235,844
FHLMC #A35743	5.00	07/01/2035	1,854,649	2,003,153
FHLMC #A36541	5.00	08/01/2035	634,438	685,239
FHLMC #A41694	5.50	01/01/2036	583,330	640,961
FHLMC #A43030	6.00	02/01/2036	1,403,037	1,558,799
FHLMC #A47041	5.00	09/01/2035	1,772,929	1,938,990
FHLMC #A54804	6.50	06/01/2036	240,769	272,381
FHLMC #A55537	5.00	12/01/2036	323,828	349,201
FHLMC #A56988	5.50	02/01/2037	742,469	812,691
FHLMC #A58285	6.00	03/01/2037	136,784	151,755
FHLMC #A58420	5.50	03/01/2037	965,193	1,056,479
FHLMC #A64581	6.00	08/01/2037	276,469	306,730
FHLMC #A64624	6.00	08/01/2037	337,953	374,943
FHLMC #A64825	6.00	08/01/2037	269,381	299,119
FHLMC #A65018	6.00	08/01/2037	517,587	574,239
FHLMC #A65173	6.00	09/01/2037	32,542	36,104
FHLMC #A65773	6.00	09/01/2037	308,230	341,968
FHLMC #A66706	6.00	10/01/2037	327,973	363,871
FHLMC #A68939	6.00	11/01/2037	753,397	836,567
FHLMC #A69303	6.00	11/01/2037	155,099	172,075
FHLMC #A71048	6.00	12/01/2037	366,228	406,314
FHLMC #A75076	6.50	03/01/2038	324,907	365,941
FHLMC #A77194	5.50	05/01/2038	1,413,233	1,550,427
FHLMC #A77988	6.00	06/01/2038	219,446	243,259
FHLMC #A78253	6.00	06/01/2038	263,609	292,216
FHLMC #A79523	6.00	07/01/2038	533,226	591,091
FHLMC #A79832	6.00	07/01/2038	3,147,530	3,489,093
FHLMC #A79972	6.00	08/01/2038	131,499	145,769
FHLMC #A80659	5.00	02/01/2037	390,466	421,060
FHLMC #A80882	6.00	08/01/2038	465,226	515,712
FHLMC #A80985	6.00	08/01/2038	721,764	800,089
FHLMC #A81606	6.00	09/01/2038	399,272	442,600
FHLMC #A81619	6.00	09/01/2038	572,788	634,945
FHLMC #A81884	5.50	09/01/2038	489,549	535,085
FHLMC #A82134	6.00	10/01/2038	266,037	294,907

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	63

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #A83580	6.00%	12/01/2038	$7,163	$7,940
FHLMC #A85636	6.00	04/01/2039	560,417	620,532
FHLMC #A85718	4.00	04/01/2039	1,701,691	1,771,797
FHLMC #A86314	4.00	05/01/2039	1,452,667	1,508,882
FHLMC #A86755	4.00	06/01/2039	476,175	494,602
FHLMC #A86951	4.50	06/01/2039	6,594,323	6,969,844
FHLMC #A86958	6.00	06/01/2039	14,712	16,309
FHLMC #A87820	6.00	08/01/2039	304,985	337,700
FHLMC #A87994	5.00	08/01/2039	2,364,089	2,556,708
FHLMC #A87997	5.00	08/01/2039	15,529,431	16,742,392
FHLMC #A88483	5.00	09/01/2039	4,169,713	4,495,930
FHLMC #A88938	6.00	09/01/2039	369,506	409,143
FHLMC #A88958	4.50	09/01/2039	4,265,330	4,508,224
FHLMC #A89388	6.00	10/01/2039	12,894	14,277
FHLMC #A89607	5.50	11/01/2039	2,266,458	2,477,984
FHLMC #A90319	5.00	12/01/2039	4,442,499	4,825,286
FHLMC #A90590	4.50	01/01/2040	4,612,621	4,907,004
FHLMC #A91526	4.50	03/01/2040	5,307,751	5,664,743
FHLMC #A92487	5.00	06/01/2040	8,812,976	9,531,033
FHLMC #A92506	5.00	06/01/2040	8,950,033	9,679,257
FHLMC #A93505	4.50	08/01/2040	4,424,273	4,675,527
FHLMC #A93700	4.50	09/01/2040	4,814,973	5,122,270
FHLMC #A94175	4.00	10/01/2040	2,837,414	2,950,762
FHLMC #A95393	4.00	12/01/2040	9,695,615	10,058,695
FHLMC #C03063	6.50	10/01/2037	317,666	358,183
FHLMC #C03461	4.00	02/01/2040	861,296	894,627
FHLMC #C03466	5.50	03/01/2040	8,424,591	9,221,377
FHLMC #C03467	5.50	04/01/2040	3,755,994	4,111,231
FHLMC #E01425	4.50	08/01/2018	2,063,642	2,193,095
FHLMC #E95352	4.50	04/01/2018	166,014	177,942
FHLMC #G01740	5.50	12/01/2034	787,203	864,608
FHLMC #G02074	5.50	02/01/2036	561,278	616,731
FHLMC #G02184	5.00	04/01/2036	257,115	277,702
FHLMC #G02386	6.00	11/01/2036	500,561	556,132
FHLMC #G02422	6.00	12/01/2036	204,360	227,048
FHLMC #G02478	5.50	12/01/2036	858,126	940,090
FHLMC #G02744	6.00	03/01/2037	655,280	728,028
FHLMC #G03120	6.00	08/01/2037	91,711	101,749
FHLMC #G03303	4.50	09/01/2035	444,850	472,233
FHLMC #G03392	6.00	10/01/2037	187,917	208,485
FHLMC #G03616	6.00	12/01/2037	2,158,321	2,394,561
FHLMC #G03734	6.00	01/01/2038	160,875	178,483
FHLMC #G04051	6.00	02/01/2038	402,267	445,920
FHLMC #G04063	6.00	02/01/2038	104,966	116,455
FHLMC #G04162	5.50	04/01/2038	2,200,761	2,414,408
FHLMC #G04173	6.50	12/01/2037	417,587	471,894
FHLMC #G04214	5.50	05/01/2038	7,925,675	8,662,891
FHLMC #G04316	6.00	05/01/2038	274,371	304,660
FHLMC #G04378	6.50	03/01/2038	793,079	894,234
FHLMC #G04385	5.50	07/01/2038	1,197,675	1,309,078
FHLMC #G04447	6.00	06/01/2038	169,325	187,700

64	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #G04448	5.50%	07/01/2038	$1,636,124	$1,788,310
FHLMC #G04607	6.00	09/01/2038	283,348	314,096
FHLMC #G05204	6.00	01/01/2036	144,671	161,998
FHLMC #G05354	5.00	03/01/2039	1,369,613	1,487,625
FHLMC #G05369	6.00	03/01/2039	155,141	171,977
FHLMC #G05411	6.50	01/01/2039	106,498	120,081
FHLMC #G05633	5.50	08/01/2039	2,949,519	3,235,855
FHLMC #G05669	6.50	04/01/2039	1,052,428	1,186,663
FHLMC #G05671	5.50	08/01/2038	2,012,690	2,204,935
FHLMC #G05680	6.50	04/01/2039	1,953,421	2,202,575
FHLMC #G05792	4.50	02/01/2040	13,812,694	14,651,070
FHLMC #G06088	5.50	01/01/2038	2,004,657	2,196,135
FHLMC #G08180	6.00	02/01/2037	11,217	12,463
FHLMC #G08190	4.50	01/01/2037	273,523	289,527
FHLMC #G08192	5.50	04/01/2037	187,174	204,877
FHLMC #G08193	6.00	04/01/2037	8,453	9,378
FHLMC #G08368	4.50	10/01/2039	780,712	825,171
FHLMC #G11950	4.50	10/01/2018	425,897	456,497
FHLMC #G12491	5.00	01/01/2022	2,086,268	2,255,355
FHLMC #G12697	5.50	05/01/2022	136,395	148,254
FHLMC #G12741	6.00	08/01/2022	18,008	19,616
FHLMC #G13032	6.00	09/01/2022	328,456	357,779
FHLMC #G13151	6.00	03/01/2023	688,655	750,134
FHLMC #G13223	4.00	05/01/2023	239,995	253,343
FHLMC #G13232	5.00	06/01/2023	45,649	49,121
FHLMC #G13300	4.50	05/01/2023	3,454,642	3,684,497
FHLMC #G13727	5.50	11/01/2017	1,713,265	1,862,231
FHLMC #G13838	5.00	05/01/2025	1,349,025	1,451,615
FHLMC #G18274	6.00	09/01/2023	257,735	279,777
FHLMC #G18280	5.50	11/01/2023	359,902	391,195
FHLMC #G18320	4.00	08/01/2024	692,479	730,342
FHLMC #J02886	6.00	06/01/2021	3,067	3,356
FHLMC #J04533	6.00	03/01/2022	316,355	344,004
FHLMC #J04871	6.00	05/01/2022	7,974	8,671
FHLMC #J05191	6.00	07/01/2022	224,687	245,026
FHLMC #J05194	5.00	07/01/2022	9,739	10,504
FHLMC #J05195	5.00	07/01/2022	77,084	83,332
FHLMC #J05228	5.00	07/01/2022	238,680	257,428
FHLMC #J05243	5.00	07/01/2022	146,810	158,342
FHLMC #J05408	5.00	08/01/2022	63,149	68,109
FHLMC #J05455	5.00	09/01/2022	194,582	209,866
FHLMC #J08096	5.00	06/01/2023	167,227	179,945
FHLMC #J08112	5.00	06/01/2023	28,177	30,320
FHLMC #J08719	4.50	04/01/2024	250,764	270,896
FHLMC #J08719	5.00	10/01/2023	16,999	18,292
FHLMC #J09641	5.00	04/01/2024	9,195	9,894
FHLMC #J10539	5.00	08/01/2024	41,981	45,174
FHLMC #J10575	4.50	08/01/2024	1,548,744	1,666,309
FHLMC #J10903	5.00	10/01/2024	643,841	692,804
FHLMC #J11159	4.50	11/01/2024	610,388	650,428
FHLMC #J11703	4.50	02/01/2025	1,258,877	1,354,438

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	65

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #J11824	4.00%	03/01/2025	$5,907,686	$6,227,016
FHLMC #J12250	4.00	06/01/2025	1,811,320	1,909,228
FHLMC #Q00285	4.50	04/01/2041	9,815,159	10,368,726
FHLMC #Z40003	6.00	11/01/2036	1,068,833	1,183,485
The Financing Corporation	9.65	11/02/2018	500,000	744,406
FNMA	0.50	10/30/2012	1,500,000	1,505,054
FNMA	0.50	02/15/2013	400,000	400,103
FNMA	0.70	07/25/2013	250,000	250,281
FNMA	0.75	02/26/2013	2,500,000	2,516,688
FNMA	0.75	10/25/2013	200,000	200,154
FNMA	0.75	12/18/2013	2,500,000	2,515,975
FNMA	0.80	11/29/2013	200,000	200,283
FNMA	0.88	11/04/2013	500,000	500,352
FNMA	1.00	09/23/2013	500,000	506,019
FNMA	1.00	10/15/2013	100,000	100,832
FNMA	1.00	11/29/2013	1,000,000	1,001,536
FNMA	1.00	04/25/2014	500,000	500,489
FNMA	1.10	08/01/2014	100,000	100,216
FNMA	1.10	08/08/2014	100,000	100,420
FNMA	1.13	09/17/2013	500,000	506,660
FNMA	1.13	10/08/2013	500,000	507,571
FNMA	1.13	06/30/2014	100,000	100,208
FNMA	1.15	08/08/2014	100,000	100,255
FNMA	1.20	07/25/2014	100,000	100,503
FNMA	1.25	08/20/2013	2,000,000	2,033,102
FNMA	1.25	07/18/2014	500,000	501,278
FNMA	1.25	10/28/2014	100,000	100,129
FNMA	1.30	12/30/2013	200,000	200,620
FNMA	1.35	02/24/2014	250,000	255,374
FNMA	1.35	01/06/2015	100,000	100,313
FNMA	1.38	01/27/2014	400,000	401,500
FNMA	1.45	01/24/2014	1,000,000	1,004,454
FNMA	1.50	12/30/2013	200,000	200,632
FNMA	1.50	09/23/2014	500,000	500,315
FNMA	1.50	07/13/2015	100,000	100,793
FNMA	1.50	11/23/2015	400,000	401,134
FNMA	1.52	10/28/2015	100,000	100,234
FNMA	1.55	01/27/2014	250,000	250,972
FNMA	1.55	10/27/2015	500,000	501,087
FNMA	1.63	10/26/2015	1,000,000	1,028,984
FNMA	1.63	11/09/2015	100,000	100,249
FNMA	1.65	10/29/2015	500,000	501,221
FNMA	1.75	02/22/2013	2,500,000	2,551,860
FNMA	1.75	05/07/2013	2,000,000	2,045,950
FNMA^	1.76	06/01/2017	300,000	270,887
FNMA	1.80	06/02/2014	100,000	100,004
FNMA	1.85	09/09/2015	100,000	100,032
FNMA	1.88	10/15/2015	200,000	207,066
FNMA	2.00	01/27/2015	200,000	201,073
FNMA	2.00	11/30/2015	200,000	200,876
FNMA	2.00	03/28/2016	300,000	300,389

66	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	2.15%	06/28/2016	$100,000	$100,558
FNMA	2.20	07/05/2016	100,000	100,509
FNMA	2.25	06/06/2016	200,000	202,372
FNMA	2.38	07/28/2015	1,500,000	1,590,225
FNMA	2.38	04/11/2016	1,000,000	1,055,398
FNMA	2.50	05/15/2014	2,500,000	2,632,205
FNMA	2.63	11/20/2014	700,000	745,975
FNMA«	2.75	03/13/2014	2,000,000	2,116,024
FNMA	2.75	03/21/2016	100,000	101,250
FNMA	2.75	03/28/2016	100,000	100,174
FNMA	2.88	12/11/2013	1,500,000	1,583,874
FNMA	3.00	09/16/2014	2,500,000	2,688,375
FNMA^	3.65	10/09/2019	200,000	148,868
FNMA%%	4.00	09/01/2024	4,000,000	4,217,500
FNMA	4.00	09/30/2025	100,000	100,079
FNMA%%	4.00	07/25/2040	5,000,000	5,182,031
FNMA	4.00	11/01/2040	6,700,419	6,955,523
FNMA	4.38	09/15/2012	1,500,000	1,563,794
FNMA	4.38	03/15/2013	3,500,000	3,717,907
FNMA%%	4.50	09/15/2019	5,000,000	5,328,125
FNMA%%	4.50	02/25/2040	6,000,000	6,340,313
FNMA	4.63	10/15/2013	600,000	653,583
FNMA	4.63	10/15/2014	1,000,000	1,125,644
FNMA	4.88	12/15/2016	950,000	1,115,402
FNMA	5.00	04/15/2015	1,000,000	1,154,631
FNMA	5.00	02/13/2017	500,000	591,649
FNMA	5.00	05/11/2017	1,200,000	1,426,060
FNMA	5.00	10/01/2039	2,248,188	2,424,764
FNMA	5.38	07/15/2016	1,000,000	1,200,644
FNMA	5.38	06/12/2017	1,500,000	1,812,305
FNMA	5.38	04/11/2022	1,000,000	1,027,595
FNMA	5.45	10/18/2021	200,000	231,625
FNMA%%	5.50	09/01/2033	5,000,000	5,463,281
FNMA	5.63	11/15/2021	75,000	75,757
FNMA	5.63	07/15/2037	150,000	187,968
FNMA	6.00	04/18/2036	500,000	569,341
FNMA	6.21	08/06/2038	200,000	266,058
FNMA	6.63	11/15/2030	1,300,000	1,841,187
FNMA	7.13	01/15/2030	500,000	728,724
FNMA	7.25	05/15/2030	1,300,000	1,940,803
FNMA #190360	5.00	08/01/2035	290,258	313,872
FNMA #190396	4.50	06/01/2039	3,934,582	4,164,305
FNMA #253879	6.00	07/01/2016	31,089	33,767
FNMA #254119	5.50	11/01/2011	1,091	1,178
FNMA #254705	5.50	03/01/2013	219,133	233,201
FNMA #254950	5.50	11/01/2033	557,029	613,716
FNMA #255146	6.00	01/01/2014	198,578	206,375
FNMA #255238	5.50	04/01/2014	125,177	134,945
FNMA #255368	5.50	07/01/2014	481,252	517,636
FNMA #255407	5.00	09/01/2024	319,781	349,894
FNMA #255572	5.50	12/01/2014	16,594	17,348

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	67

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #255644	5.50%	02/01/2015	$91,235	$98,598
FNMA #255857	5.50	08/01/2025	293,722	323,154
FNMA #256148	5.50	02/01/2016	33,084	34,998
FNMA #256280	5.50	06/01/2016	764,976	811,173
FNMA #256399	5.50	08/01/2016	139,027	147,883
FNMA #256412	6.00	09/01/2016	15,889	17,056
FNMA #256533	5.50	11/01/2016	764,204	814,087
FNMA #256682	5.50	04/01/2017	354,118	378,030
FNMA #256702	4.50	03/01/2022	246,293	263,878
FNMA #256756	5.50	06/01/2017	592,460	633,764
FNMA #256758	4.50	05/01/2022	44,810	47,869
FNMA #256807	5.50	07/01/2017	566,023	606,266
FNMA #256848	5.50	08/01/2017	158,527	169,913
FNMA #256851	7.00	08/01/2037	129,193	148,608
FNMA #256947	5.50	10/01/2017	590,106	639,427
FNMA #256982	6.00	11/01/2017	590,118	644,628
FNMA #257084	6.00	01/01/2018	183,447	199,177
FNMA #257193	5.50	04/01/2018	210,268	226,124
FNMA #257262	5.50	07/01/2038	6,464,720	7,076,144
FNMA #310044	6.00	04/01/2014	129,883	140,829
FNMA #323099	6.00	04/01/2013	25,375	27,514
FNMA #323250	6.00	08/01/2013	14,263	14,797
FNMA #535733	6.50	08/01/2015	89,105	93,137
FNMA #545414	5.50	01/01/2017	410,095	445,488
FNMA #637664	5.50	04/01/2012	1,696	1,692
FNMA #670949	5.50	12/01/2012	1,328	1,355
FNMA #725690	6.00	08/01/2034	376,556	418,949
FNMA #725773	5.50	09/01/2034	253,064	278,580
FNMA #729333	5.50	07/01/2033	559,241	616,152
FNMA #735141	5.50	01/01/2035	7,235,005	7,964,500
FNMA #735382	5.00	04/01/2035	6,774,309	7,329,661
FNMA #745275	5.00	02/01/2036	11,353,446	12,277,096
FNMA #745526	6.00	05/01/2021	432,254	470,776
FNMA #745627±	5.55	04/01/2036	325,549	349,298
FNMA #745886	5.50	04/01/2036	1,619,150	1,781,647
FNMA #753669	6.00	11/01/2033	80,981	90,655
FNMA #767097	4.00	06/01/2019	980,611	1,044,666
FNMA #776966	5.00	04/01/2034	540,855	588,574
FNMA #777075	5.00	04/01/2034	1,452,191	1,572,148
FNMA #779510	5.00	06/01/2019	297,658	323,876
FNMA #783852	5.50	07/01/2034	779,051	857,601
FNMA #793607	5.00	09/01/2019	1,325,292	1,437,052
FNMA #793675	6.00	09/01/2034	367,784	409,189
FNMA #794514	5.00	10/01/2019	369,519	402,065
FNMA #795047	5.50	10/01/2034	263,791	290,388
FNMA #796334	6.00	10/01/2034	328,174	365,120
FNMA #804666	6.00	11/01/2034	441,274	490,953
FNMA #805412	5.50	01/01/2035	1,057,926	1,164,099
FNMA #811460	5.00	06/01/2020	273,840	296,761
FNMA #812338	6.00	03/01/2035	195,251	217,415
FNMA #821030	4.50	05/01/2035	55,882	59,389

68	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #822651	4.50%	04/01/2035	$154,663	$164,370
FNMA #824601	5.50	12/01/2034	1,313,293	1,445,710
FNMA #826590	5.00	06/01/2035	2,316,208	2,504,641
FNMA #828346	5.00	07/01/2035	232,794	251,733
FNMA #828698	5.00	07/01/2035	113,769	123,025
FNMA #829190	5.00	07/01/2035	329,995	356,842
FNMA #830177	6.00	11/01/2038	181,511	201,152
FNMA #830957	5.50	08/01/2035	287,398	316,242
FNMA #831406	6.00	03/01/2036	151,168	168,273
FNMA #831625	7.00	06/01/2036	452,030	519,867
FNMA #831697	6.00	09/01/2036	456,576	507,406
FNMA #832199	4.50	07/01/2035	19,737	20,976
FNMA #834657	5.50	08/01/2035	845,591	930,454
FNMA #835284	5.50	09/01/2035	1,159,361	1,277,707
FNMA #835331	5.50	08/01/2035	1,849,281	2,034,875
FNMA #836068	4.50	10/01/2020	160,643	172,439
FNMA #836958	4.50	10/01/2035	316,571	336,439
FNMA #839064	6.00	01/01/2036	1,598,323	1,779,762
FNMA #839466	4.50	09/01/2035	9,682,266	10,289,930
FNMA #843901	4.50	09/01/2035	818,530	869,902
FNMA #844158	5.00	11/01/2035	2,665,993	2,882,883
FNMA #844703	5.50	12/01/2035	2,462,565	2,709,707
FNMA #845782	4.50	10/01/2020	87,619	94,052
FNMA #847926	4.50	12/01/2020	235,603	252,903
FNMA #851264	5.50	05/01/2021	486,356	534,107
FNMA #865283	5.50	02/01/2036	1,600,468	1,756,839
FNMA #868424±	5.71	03/01/2036	711,357	760,751
FNMA #872244	6.00	05/01/2021	368,276	400,750
FNMA #878198	5.50	09/01/2036	217,698	238,968
FNMA #884631	6.50	06/01/2036	76,097	85,793
FNMA #885593	6.00	09/01/2036	452,611	503,000
FNMA #888221	5.50	03/01/2037	343,053	376,570
FNMA #888637	6.00	09/01/2037	317,314	351,847
FNMA #888645	5.00	08/01/2037	1,895,494	2,045,554
FNMA #888815	4.50	11/01/2022	281,067	301,135
FNMA #888890	6.50	10/01/2037	238,317	268,684
FNMA #889495	6.50	03/01/2038	36,554	41,075
FNMA #889533	5.50	06/01/2038	6,185,736	6,770,774
FNMA #889984	6.50	10/01/2038	257,462	289,304
FNMA #890333	5.50	07/01/2024	1,087,425	1,184,334
FNMA #892546	6.00	09/01/2021	182,767	198,884
FNMA #895995	6.50	07/01/2036	956,287	1,080,133
FNMA #897130	6.50	09/01/2036	462,786	522,913
FNMA #898818	6.00	11/01/2036	5,485,037	6,095,689
FNMA #899686	6.50	08/01/2037	276,291	310,462
FNMA #899721	6.00	09/01/2037	290,985	322,653
FNMA #899953	6.00	12/01/2037	155,067	171,943
FNMA #900301	6.00	09/01/2036	22,506	25,011
FNMA #900959	6.50	09/01/2036	64,935	73,209
FNMA #902738	5.00	11/01/2036	1,278,835	1,381,874
FNMA #904767±	5.43	12/01/2036	61,124	65,938

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	69

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #906270	6.00%	01/01/2037	$2,434,935	$2,707,793
FNMA #907051±	5.69	10/01/2037	1,335,746	1,433,917
FNMA #908182	5.50	12/01/2021	162,762	176,809
FNMA #908249	6.50	12/01/2036	921,987	1,039,471
FNMA #909855	5.50	02/01/2037	520,089	579,192
FNMA #910535±	5.58	01/01/2037	77,198	83,416
FNMA #914224±	5.38	03/01/2037	169,466	180,175
FNMA #915356	4.50	05/01/2023	332,896	355,623
FNMA #917101	5.00	05/01/2037	260,460	281,080
FNMA #917882	5.00	05/01/2037	854,414	922,056
FNMA #918049	6.50	05/01/2037	141,528	159,253
FNMA #918506	5.50	05/01/2037	734,490	806,941
FNMA #918619	5.50	06/01/2037	715,466	789,171
FNMA #919640	6.00	09/01/2037	1,883,267	2,088,224
FNMA #922123	6.50	04/01/2037	107,679	121,265
FNMA #922675±	4.62	06/01/2035	523,692	549,101
FNMA #928099	5.50	02/01/2017	270,910	288,150
FNMA #928414	6.50	06/01/2037	626,914	707,582
FNMA #928433	7.00	05/01/2037	254,055	292,236
FNMA #928507	6.50	06/01/2037	292,490	330,126
FNMA #928774	6.00	10/01/2022	449,766	489,286
FNMA #928969	6.00	01/01/2018	459,982	498,565
FNMA #929157	5.50	03/01/2018	215,666	232,005
FNMA #929723	6.00	07/01/2038	1,422,709	1,576,654
FNMA #929953	5.50	09/01/2038	899,199	984,244
FNMA #930324	6.00	12/01/2038	578,710	641,329
FNMA #930627	4.00	02/01/2024	49,970	52,781
FNMA #930739	4.00	03/01/2024	2,305,918	2,435,648
FNMA #930849	4.00	04/01/2024	3,864,783	4,082,213
FNMA #931011	5.00	04/01/2024	473,066	510,889
FNMA #931227	4.50	05/01/2039	1,784,539	1,904,624
FNMA #931252	4.00	05/01/2024	150,447	158,911
FNMA #931409	4.00	06/01/2024	1,254,136	1,324,692
FNMA #932473	4.50	02/01/2040	7,915,457	8,377,604
FNMA #932491	4.50	02/01/2040	7,941,901	8,476,326
FNMA #933025	6.00	10/01/2037	22,153	24,564
FNMA #933465	5.50	02/01/2038	591,792	648,502
FNMA #933559	5.50	02/01/2038	3,772,061	4,128,817
FNMA #934427	6.00	09/01/2038	308,603	341,995
FNMA #934568	6.00	09/01/2038	255,822	283,503
FNMA #934699	6.00	12/01/2038	175,543	194,538
FNMA #935711	4.00	10/01/2024	291,877	308,298
FNMA #937055	6.50	05/01/2037	3,374	3,791
FNMA #941102	6.50	09/01/2037	2,140,013	2,404,677
FNMA #941164	6.00	10/01/2037	2,351,592	2,626,624
FNMA #944777	6.50	09/01/2037	12,375	13,905
FNMA #945074	7.00	08/01/2037	178,224	205,008
FNMA #945909	6.00	08/01/2037	271,603	301,161
FNMA #946008	6.00	09/01/2037	205,685	228,070
FNMA #946045	6.00	09/01/2037	272,606	302,274
FNMA #947654	6.00	10/01/2037	450,216	499,214

70	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #947986	6.50%	11/01/2037	$1,644,647	$1,848,047
FNMA #947992	6.00	11/01/2037	169,456	187,898
FNMA #948007	6.50	10/01/2037	123,187	138,422
FNMA #949473	6.00	09/01/2037	226,598	251,258
FNMA #949594	6.00	08/01/2022	236,570	257,357
FNMA #950300	6.00	08/01/2037	498,247	554,808
FNMA #950698	6.00	10/01/2037	7,288,149	8,081,322
FNMA #950863	6.00	09/01/2037	310,284	344,053
FNMA #950929	6.00	11/01/2037	105,832	117,350
FNMA #952033	4.50	05/01/2023	139,520	149,045
FNMA #953017	6.00	10/01/2037	9,720	10,778
FNMA #953436	6.50	11/01/2037	227,129	255,219
FNMA #955171	6.00	11/01/2037	225,850	250,429
FNMA #955488	6.50	10/01/2037	3,563,521	4,004,237
FNMA #955801	6.00	10/01/2037	289,446	320,947
FNMA #959805	6.50	11/01/2037	29,390	33,024
FNMA #960622	6.00	01/01/2038	1,600,306	1,774,468
FNMA #962302	4.50	03/01/2038	2,111,618	2,236,555
FNMA #963318	5.00	05/01/2023	1,452,957	1,566,402
FNMA #964234	6.00	07/01/2023	476,326	516,765
FNMA #964241	6.00	07/01/2038	377,100	417,905
FNMA #964657	6.00	08/01/2038	221,343	245,294
FNMA #964796	6.00	08/01/2038	94,572	104,805
FNMA #964924	6.00	09/01/2038	13,827	15,323
FNMA #965105	6.00	09/01/2038	232,031	257,138
FNMA #965307	6.50	09/01/2038	60,839	68,288
FNMA #965308	6.00	09/01/2038	172,615	191,293
FNMA #965649	6.00	01/01/2038	192,159	213,071
FNMA #966039	5.50	02/01/2038	399,145	437,395
FNMA #968280	6.00	02/01/2038	220,810	244,702
FNMA #969628	6.00	01/01/2038	187,390	207,784
FNMA #969862	6.00	05/01/2038	210,716	233,517
FNMA #970535	5.50	10/01/2023	314,269	341,227
FNMA #971075	5.50	02/01/2024	52,344	56,834
FNMA #972134	6.50	01/01/2038	112,584	126,367
FNMA #972172	6.00	02/01/2038	299,778	332,965
FNMA #972609	5.50	04/01/2038	6,100,499	6,677,475
FNMA #972746	4.50	02/01/2023	1,442,336	1,540,807
FNMA #973827	4.50	03/01/2023	820,690	876,721
FNMA #973996	6.00	02/01/2023	69,439	75,335
FNMA #974571	5.00	11/01/2036	587,364	635,515
FNMA #974886±	4.34	04/01/2038	274,549	291,572
FNMA #975288	4.50	05/01/2023	123,167	131,576
FNMA #975365	5.00	06/01/2023	867,663	935,409
FNMA #979639	5.00	06/01/2023	358,553	386,548
FNMA #982876	5.00	05/01/2023	353,264	383,275
FNMA #983111	5.50	09/01/2023	253,770	275,539
FNMA #983518	4.50	05/01/2023	86,755	92,678
FNMA #984260	5.50	05/01/2023	524,305	571,193
FNMA #985509	6.00	09/01/2038	310,796	344,426
FNMA #985815	6.00	07/01/2038	885,571	981,395

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	71

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #986250	6.00%	07/01/2038	$132,260	$146,572
FNMA #987128	6.00	09/01/2038	304,713	337,684
FNMA #987283	6.50	07/01/2038	94,384	105,939
FNMA #987380	6.00	10/01/2023	273,947	297,205
FNMA #988044	6.00	08/01/2038	60,588	67,144
FNMA #988220	6.50	09/01/2038	159,644	179,987
FNMA #988714	6.00	10/01/2038	319,673	354,264
FNMA #988746	6.00	11/01/2023	149,224	162,304
FNMA #988841	6.00	08/01/2038	238,789	264,627
FNMA #988953	5.50	08/01/2023	10,042	10,934
FNMA #990051	6.00	09/01/2038	228,125	252,809
FNMA #990080	6.00	08/01/2038	468,102	518,753
FNMA #990285	6.00	10/01/2038	205,703	227,961
FNMA #990380	6.50	09/01/2038	266,593	299,231
FNMA #990543	6.00	09/01/2038	301,583	334,215
FNMA #990703	6.50	09/01/2038	6,742	7,565
FNMA #990741	6.00	09/01/2038	116,897	129,546
FNMA #991859	6.00	10/01/2038	78,828	87,358
FNMA #991932	6.00	12/01/2023	322,424	349,797
FNMA #992042	7.00	10/01/2038	6,227	7,159
FNMA #992235	6.00	11/01/2038	2,895,671	3,208,998
FNMA #992312	6.00	10/01/2038	111,796	123,893
FNMA #992490	5.50	11/01/2023	231,543	251,405
FNMA #992940	6.00	11/01/2038	235,507	260,990
FNMA #993091	6.00	01/01/2039	209,385	232,042
FNMA #993164	6.00	11/01/2038	132,210	146,516
FNMA #994128	6.00	11/01/2038	179,124	197,612
FNMA #994282	5.50	11/01/2023	25,432	27,613
FNMA #994339	6.00	01/01/2039	176,193	195,148
FNMA #994436	6.00	12/01/2038	481,474	533,572
FNMA #994897	5.50	09/01/2033	1,659,230	1,827,824
FNMA #995119	5.50	11/01/2038	11,805,385	12,921,921
FNMA #995230	6.50	01/01/2039	2,520,872	2,832,639
FNMA #995258	5.50	01/01/2039	2,169,551	2,377,456
FNMA #995692	4.50	05/01/2024	1,455,911	1,555,309
FNMA #995778	6.00	11/01/2017	106,768	115,766
FNMA #995838	5.50	05/01/2039	2,144,628	2,350,145
FNMA #995896	5.00	06/01/2039	3,450,593	3,721,608
FNMA #995901	4.50	07/01/2024	4,275,249	4,563,121
FNMA #A82829	6.00	11/01/2038	250,811	278,028
FNMA #AA0731	6.50	02/01/2039	228,546	255,382
FNMA #AA0781	6.00	04/01/2039	260,359	288,369
FNMA #AA1090	4.50	12/01/2023	448,012	478,598
FNMA #AA3078	4.50	02/01/2039	301,290	319,116
FNMA #AA3295	4.00	02/01/2039	2,157,457	2,240,946
FNMA #AA3349	3.50	10/01/2040	2,947,478	2,968,607
FNMA #AA3886	4.50	11/01/2040	3,822,799	4,045,995
FNMA #AA4662	4.50	05/01/2039	3,834,713	4,092,758
FNMA #AA7895	4.00	06/01/2024	848,300	896,025
FNMA #AA8408	4.00	06/01/2024	455,211	480,821
FNMA #AB0035	4.50	04/01/2039	7,100,621	7,520,742

72	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #AB1048	4.50%	05/01/2040	$2,612,944	$2,776,117
FNMA #AB1953	4.00	12/01/2040	4,860,367	5,063,641
FNMA #AB2068	3.50	01/01/2041	1,951,484	1,965,473
FNMA #AB2084	4.00	01/01/2041	7,395,368	7,676,931
FNMA #AB2277	4.50	02/01/2041	15,294,248	16,187,210
FNMA #AB2775	4.50	04/01/2041	4,965,701	5,260,282
FNMA #AB2819	5.00	04/01/2041	4,859,182	5,251,459
FNMA #AC1258	4.00	08/01/2039	5,514,843	5,748,936
FNMA #AC1616	5.00	08/01/2039	8,495,036	9,162,250
FNMA #AC1928	4.00	08/01/2039	1,118,046	1,161,312
FNMA #AC2181	4.00	08/01/2039	3,232,663	3,357,760
FNMA #AC2968	4.50	09/01/2039	3,600,698	3,836,806
FNMA #AC2998	6.00	09/01/2024	21,937	23,922
FNMA #AC3004	4.00	09/01/2024	330,103	348,675
FNMA #AC5843	4.50	05/01/2040	4,924,545	5,247,462
FNMA #AC7962	4.50	01/01/2025	3,961,096	4,227,815
FNMA #AC8563	4.00	01/01/2040	891,971	926,488
FNMA #AD0527	5.50	06/01/2039	4,079,256	4,470,165
FNMA #AD0891	5.00	03/01/2025	4,739,714	5,109,786
FNMA #AD1654	4.50	03/01/2040	4,990,194	5,334,570
FNMA #AD2344	4.00	03/01/2025	335,689	354,470
FNMA #AD3770	4.00	03/01/2025	4,722,751	5,048,959
FNMA #AD4317	4.00	04/01/2040	4,563,850	4,737,609
FNMA #AD7134	5.00	07/01/2040	14,788,023	16,023,439
FNMA #AD7948	4.50	06/01/2040	2,262,574	2,394,676
FNMA #AE0349	6.00	04/01/2040	1,058,041	1,171,930
FNMA #AE0378	5.50	05/01/2025	803,850	873,729
FNMA #AE0443	6.50	10/01/2039	2,018,219	2,267,820
FNMA #AE0728	6.00	09/01/2039	782,312	867,452
FNMA #AE1173	4.00	07/01/2025	4,523,674	4,776,759
FNMA #AE2126	3.50	01/01/2041	578,618	582,766
FNMA #AE3778	3.50	02/01/2041	712,545	717,653
FNMA #AE5902±	3.45	10/01/2040	7,560,287	7,915,258
FNMA #AE6086	4.50	10/01/2040	4,966,483	5,256,453
FNMA #AE7350	3.50	11/01/2025	6,623,385	6,915,289
FNMA #AE8049	3.50	12/01/2040	335,773	338,180
FNMA #AH1098	4.00	12/01/2040	972,337	1,009,356
FNMA #AH1527	3.50	12/01/2025	11,645,504	12,158,741
FNMA #AH1813	4.00	12/01/2040	1,938,400	2,012,201
FNMA #AH3782	4.00	02/01/2041	9,830,335	10,204,604
FNMA #AH3904±	2.97	03/01/2041	6,777,717	7,038,136
FNMA #AH4797	3.50	01/01/2041	73,769	74,298
FNMA #AH5496	3.50	01/01/2041	208,812	210,309
FNMA #AH5664	3.50	02/01/2041	745,626	750,971
FNMA #AH6990	3.50	01/01/2041	93,304	93,973
FNMA #AH8016	3.50	01/01/2036	67,622	68,149
FNMA #AH8239	3.50	02/01/2041	151,536	152,622
FNMA #AH9295±	3.03	03/01/2041	8,611,264	8,974,270
GNMA%%	4.00	09/01/2039	8,000,000	8,460,000
GNMA%%	5.00	12/15/2039	15,000,000	16,516,407
GNMA #337120	6.50	11/15/2023	1,055	1,198

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	73

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #379192	6.50%	12/15/2023	$1,439	$1,634
GNMA #487721	4.50	03/15/2039	12,422,701	13,489,022
GNMA #520782	5.00	03/15/2035	1,085,517	1,201,292
GNMA #535428	6.00	12/15/2031	24,096	27,260
GNMA #605373	5.50	09/15/2034	672,170	753,819
GNMA #617417	6.50	02/15/2037	29,999	34,144
GNMA #617522	6.00	05/15/2037	498,182	561,403
GNMA #625436	6.50	09/15/2036	148,404	168,582
GNMA #632007	6.50	10/15/2036	270,068	306,872
GNMA #632064	6.00	05/15/2037	18,315	20,679
GNMA #633305	5.50	12/15/2035	791,400	886,295
GNMA #648391	5.50	11/15/2035	695,470	778,862
GNMA #651722	5.50	02/15/2036	463,268	517,804
GNMA #651882	6.50	09/15/2036	216,823	246,304
GNMA #653068	5.50	03/15/2036	414,926	464,549
GNMA #654920	6.00	06/15/2036	622,907	708,379
GNMA #656213	6.00	08/15/2036	25,121	28,333
GNMA #658328	4.50	03/15/2037	111,804	121,605
GNMA #659749	6.50	11/15/2036	9,260	10,545
GNMA #663342	6.50	12/15/2036	26,922	30,641
GNMA #664629	7.00	03/15/2037	48,324	56,660
GNMA #666011	6.00	02/15/2038	24,523	27,627
GNMA #667470	6.00	05/15/2037	89,392	100,736
GNMA #668585	6.00	08/15/2037	280,388	315,970
GNMA #669078	6.00	06/15/2037	226,754	255,529
GNMA #671007	6.00	08/15/2037	19,463	21,933
GNMA #671433	6.00	07/15/2037	119,691	134,880
GNMA #672938	6.50	08/15/2038	166,007	188,319
GNMA #673065	6.00	09/15/2038	1,855,862	2,090,795
GNMA #673220	6.00	10/15/2038	173,427	195,382
GNMA #676678	6.00	01/15/2038	1,276,233	1,437,791
GNMA #676812	6.50	04/15/2038	129,802	147,247
GNMA #676977	5.00	05/15/2038	11,727,450	12,937,922
GNMA #677213	5.50	08/15/2038	4,954,925	5,562,997
GNMA #677314	5.50	09/15/2038	367,947	413,102
GNMA #677606	6.50	12/15/2037	134,322	152,397
GNMA #680222	6.00	01/15/2038	10,242	11,539
GNMA #681324	6.50	05/15/2038	19,887	22,560
GNMA #681332	6.50	05/15/2038	144,231	163,841
GNMA #682915	5.50	02/15/2041	348,119	388,665
GNMA #683124	5.50	03/15/2038	295,448	329,859
GNMA #684230	6.50	08/15/2038	30,557	34,664
GNMA #687925	6.00	09/15/2038	22,377	25,209
GNMA #691352	6.00	09/15/2038	10,854	12,228
GNMA #691547	6.50	07/15/2038	7,474	8,526
GNMA #691558	6.00	08/15/2038	1,892,995	2,132,629
GNMA #693431	5.50	06/15/2038	121,273	135,398
GNMA #694553	5.50	12/15/2038	1,424,022	1,589,879
GNMA #695742	6.50	11/15/2038	6,800	7,724
GNMA #695746	6.00	11/15/2038	204,097	229,934
GNMA #696456	5.50	08/15/2038	154,980	173,031

74	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #696475	6.00%	08/15/2038	$922,913	$1,039,744
GNMA #697595	6.50	11/15/2038	295,719	335,464
GNMA #697858	6.00	02/15/2039	15,092	17,002
GNMA #698033	5.50	01/15/2039	855,548	955,194
GNMA #698223	4.00	06/15/2039	878,037	930,388
GNMA #698308	4.50	05/15/2039	2,554,939	2,775,643
GNMA #698402	4.50	07/15/2039	1,940,265	2,106,811
GNMA #698507	6.00	10/15/2038	988,966	1,114,160
GNMA #698624	6.00	10/15/2038	157,102	176,989
GNMA #699277	6.00	09/15/2038	14,917	16,805
GNMA #699457	6.00	10/15/2038	447,687	504,360
GNMA #700069	6.50	12/15/2038	614,808	697,439
GNMA #700821	6.50	10/15/2038	210,535	238,832
GNMA #701980	6.00	01/15/2039	10,784	12,149
GNMA #702172	4.00	07/15/2039	710,451	752,811
GNMA #702190	4.00	07/15/2039	206,240	218,536
GNMA #704277	6.50	02/15/2039	6,701	7,602
GNMA #704439	4.50	03/15/2039	1,270,380	1,380,219
GNMA #706004	6.00	10/15/2038	86,718	97,696
GNMA #709475	5.00	06/15/2039	7,775,025	8,577,539
GNMA #709484	5.50	07/15/2039	154,498	172,492
GNMA #711321	6.00	01/15/2039	639,227	720,146
GNMA #712488	4.50	06/15/2039	2,019,336	2,192,669
GNMA #712495	4.50	06/15/2039	948,519	1,029,936
GNMA #713866	5.00	09/15/2039	10,864,862	12,027,043
GNMA #713872	4.50	09/15/2039	9,036,531	9,812,195
GNMA #716343	6.00	06/15/2039	62,549	70,779
GNMA #716586	6.00	08/15/2039	84,809	95,651
GNMA #716792	4.50	04/15/2039	2,518,729	2,734,927
GNMA #719715	6.00	08/15/2039	18,950	21,349
GNMA #719773	5.50	03/15/2040	164,957	184,170
GNMA #720160	4.50	07/15/2039	3,403,161	3,695,277
GNMA #722269	4.50	09/15/2039	1,295,755	1,406,978
GNMA #722785	6.00	10/15/2039	133,817	150,757
GNMA #723234	4.50	10/15/2039	2,701,083	2,932,934
GNMA #723449	5.00	11/15/2039	2,539,195	2,810,805
GNMA #723526	4.50	12/15/2039	1,832,000	1,988,919
GNMA #723616	5.00	01/15/2040	4,348,566	4,813,718
GNMA #726000	4.50	05/15/2040	3,189,225	3,458,991
GNMA #727736	6.00	03/15/2040	11,485	12,939
GNMA #727823	5.50	07/15/2040	252,236	281,614
GNMA #728627	4.50	01/15/2040	3,372,141	3,654,217
GNMA #731275	5.50	02/15/2040	314,885	351,560
GNMA #732490	6.00	03/15/2040	21,028	23,914
GNMA #732718	5.50	03/15/2040	380,950	425,319
GNMA #733153	4.50	05/15/2040	5,016,171	5,440,340
GNMA #737011	5.00	02/15/2040	2,566,467	2,840,994
GNMA #737421	4.50	09/15/2040	1,272,371	1,378,803
GNMA #737532	4.00	10/15/2040	2,930,589	3,105,320
GNMA #737794	4.00	12/15/2040	4,874,549	5,166,709
GNMA #737898	4.00	01/15/2041	4,883,552	5,176,251

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	75

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #737902	4.00%	01/15/2041	$1,969,293	$2,087,323
GNMA #738003	4.50	02/15/2041	7,753,837	8,406,072
GNMA #739142	4.50	06/15/2040	2,252,849	2,441,298
GNMA #741904	6.00	12/15/2038	22,440	25,337
GNMA #745086	4.50	06/15/2040	1,983,367	2,150,203
GNMA #745183	4.50	07/15/2040	6,947,974	7,529,164
GNMA #748479	4.00	08/15/2040	7,975,940	8,451,491
GNMA #748615	6.00	12/15/2038	1,924,517	2,168,142
GNMA #749658	3.50	01/15/2041	742,025	759,716
GNMA #755144	4.50	11/15/2040	3,860,810	4,183,763
GNMA #755661	3.50	12/15/2040	744,507	762,258
GNMA #763823	5.50	04/15/2041	1,122,470	1,256,011
GNMA #764243	4.00	07/15/2041	2,021,573	2,142,106
GNMA #770399	4.50	06/15/2041	4,974,459	5,390,567
GNMA #782167	6.00	06/15/2037	63,011	71,042
GNMA #782273	5.50	02/15/2038	1,602,720	1,790,893
GNMA #782365	6.00	07/15/2038	1,628,555	1,835,180
GNMA #782379	6.00	08/15/2038	658,133	741,480
GNMA #782405	5.50	09/15/2038	4,010,856	4,479,257
GNMA #782407	5.50	09/15/2038	296,188	330,724
GNMA #782776	6.00	09/15/2038	662,108	746,045
GNMA #782789	5.50	10/15/2039	4,358,997	4,867,032
GNMA #782803	6.00	11/15/2039	13,324	15,012
GNMA #782831	6.00	12/15/2039	1,282,324	1,444,988
GNMA #782916	5.50	02/15/2040	102,372	114,296
GNMA #783024	5.00	07/15/2040	3,470,558	3,828,779
GNMA #783292	6.00	12/15/2040	954,294	1,075,247
GNMA #783313	5.50	02/15/2041	9,798,762	10,940,030
TVA	3.88	02/15/2021	1,320,000	1,454,735
TVA	4.50	04/01/2018	200,000	231,088
TVA	5.25	09/15/2039	400,000	468,432
TVA	5.50	07/18/2017	650,000	786,296
TVA	6.15	01/15/2038	400,000	532,535
TVA 1997 Series C	5.88	04/01/2036	300,000	375,968
TVA Series A	4.65	06/15/2035	200,000	218,036
TVA Series A	4.88	01/15/2048	200,000	224,838

Total Agency Securities (Cost $1,207,797,831)				1,261,488,947

Asset-Backed Securities: 0.00%
Continental Airlines 2009-2 Class A Pass-Through Trust	7.25	05/10/2021	190,383	199,903

Total Asset-Backed Securities (Cost $211,581)				199,903

Corporate Bonds and Notes: 20.86%

Consumer Discretionary: 1.84%

Auto Components: 0.03%
Borgwarner Incorporated	4.63	09/15/2020	100,000	105,970
Johnson Controls Incorporated	1.75	03/01/2014	200,000	203,357
Johnson Controls Incorporated	4.25	03/01/2021	120,000	124,888
Johnson Controls Incorporated	4.88	09/15/2013	250,000	268,693
Johnson Controls Incorporated	5.00	03/30/2020	100,000	109,961

76	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Auto Components (continued)
Johnson Controls Incorporated	5.50%	01/15/2016	$250,000	$281,153
Johnson Controls Incorporated	5.70	03/01/2041	240,000	256,294
O’Reilly Automotive Incorporated	4.88	01/14/2021	45,000	48,314

				1,398,630

Diversified Consumer Services: 0.06%
Board of Trustees of The Leland Stanford Junior University, Stanford University	4.75	05/01/2019	500,000	580,195
Cornell University	5.45	02/01/2019	100,000	119,549
Dartmouth College	4.75	06/01/2019	75,000	84,887
Johns Hopkins University	5.25	07/01/2019	250,000	287,258
President & Fellows of Harvard College	4.88	10/15/2040	300,000	328,476
Princeton University	5.70	03/01/2039	500,000	616,895
Vanderbilt University	5.25	04/01/2019	250,000	284,395
Yale University	2.90	10/15/2014	325,000	346,135

				2,647,790

Hotels, Restaurants & Leisure: 0.12%
Darden Restaurants Incorporated	5.63	10/15/2012	250,000	261,374
Darden Restaurants Incorporated	6.20	10/15/2017	105,000	122,543
Darden Restaurants Incorporated	6.80	10/15/2037	20,000	23,409
Hyatt Hotels Corporation	3.88	08/15/2016	100,000	99,948
International Game Technology	5.50	06/15/2020	250,000	266,709
Marriott International	5.81	11/10/2015	425,000	479,272
Marriott International Series J	5.63	02/15/2013	100,000	104,247
McDonald’s Corporation	3.50	07/15/2020	200,000	211,459
McDonald’s Corporation	3.63	05/20/2021	100,000	107,265
McDonald’s Corporation	4.30	03/01/2013	400,000	421,738
McDonald’s Corporation	5.35	03/01/2018	400,000	473,491
McDonald’s Corporation	5.80	10/15/2017	100,000	121,322
McDonald’s Corporation	6.30	10/15/2037	300,000	374,640
McDonald’s Corporation	6.30	03/01/2038	600,000	749,351
Starbucks Corporation	6.25	08/15/2017	500,000	597,859
Yum! Brands Incorporated	5.30	09/15/2019	250,000	278,728
Yum! Brands Incorporated	6.25	03/15/2018	600,000	705,601
Yum! Brands Incorporated	6.88	11/15/2037	50,000	59,911

				5,458,867

Household Durables: 0.04%
Fortune Brands Incorporated	4.88	12/01/2013	150,000	158,020
Fortune Brands Incorporated	5.38	01/15/2016	36,000	39,907
Fortune Brands Incorporated	6.38	06/15/2014	250,000	279,007
MDC Holdings Incorporated	5.38	07/01/2015	65,000	68,566
Newell Rubbermaid Incorporated	4.70	08/15/2020	200,000	206,092
Newell Rubbermaid Incorporated	5.50	04/15/2013	200,000	212,224
Newell Rubbermaid Incorporated	6.25	04/15/2018	165,000	186,712
Whirlpool Corporation	4.85	06/15/2021	100,000	100,100
Whirlpool Corporation	8.60	05/01/2014	320,000	366,901

				1,617,529

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	77

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Internet & Catalog Retail: 0.01%
Expedia Incorporated	5.95%	08/15/2020	$400,000	$403,124

Leisure Equipment & Products: 0.01%
Hasbro Incorporated	6.13	05/15/2014	300,000	332,061
Hasbro Incorporated	6.35	03/15/2040	155,000	170,399
Mattel Incorporated	4.35	10/01/2020	100,000	105,077
Mattel Incorporated	6.20	10/01/2040	100,000	108,939

				716,476

Media: 1.17%
CBS Corporation	4.63	05/15/2018	180,000	191,030
CBS Corporation	7.88	07/30/2030	600,000	746,135
CBS Corporation	8.88	05/15/2019	500,000	645,144
Comcast Corporation	4.95	06/15/2016	350,000	393,120
Comcast Corporation	5.15	03/01/2020	500,000	569,325
Comcast Corporation	5.30	01/15/2014	800,000	877,526
Comcast Corporation	5.70	07/01/2019	1,000,000	1,166,720
Comcast Corporation	5.85	11/15/2015	500,000	576,231
Comcast Corporation	5.88	02/15/2018	75,000	87,706
Comcast Corporation	5.90	03/15/2016	975,000	1,129,289
Comcast Corporation	6.30	11/15/2017	500,000	595,816
Comcast Corporation	6.40	03/01/2040	500,000	566,335
Comcast Corporation	6.45	03/15/2037	900,000	997,331
Comcast Corporation	6.50	11/15/2035	550,000	616,279
Comcast Corporation	6.55	07/01/2039	650,000	741,005
Comcast Corporation	6.95	08/15/2037	400,000	465,778
Comcast Corporation	8.38	03/15/2013	365,000	405,383
Cox Communications Incorporated	4.63	06/01/2013	500,000	530,549
Cox Communications Incorporated	5.45	12/15/2014	180,000	200,653
Cox Communications Incorporated	7.13	10/01/2012	300,000	319,321
DIRECTV Holdings LLC	3.55	03/15/2015	285,000	302,602
DIRECTV Holdings LLC	4.60	02/15/2021	350,000	365,922
DIRECTV Holdings LLC	4.75	10/01/2014	500,000	549,767
DIRECTV Holdings LLC	5.00	03/01/2021	700,000	751,601
DIRECTV Holdings LLC	5.20	03/15/2020	330,000	362,716
DIRECTV Holdings LLC	5.88	10/01/2019	1,000,000	1,151,564
DIRECTV Holdings LLC	6.00	08/15/2040	400,000	420,115
DIRECTV Holdings LLC	6.35	03/15/2040	145,000	158,531
DIRECTV Holdings LLC	6.38	03/01/2041	500,000	552,129
DIRECTV Holdings LLC	7.63	05/15/2016	620,000	664,950
Discovery Communications	3.70	06/01/2015	250,000	267,028
Discovery Communications	4.38	06/15/2021	300,000	310,587
Discovery Communications	5.05	06/01/2020	750,000	808,339
Discovery Communications	6.35	06/01/2040	250,000	281,466
McGraw-Hill Company Incorporated	5.90	11/15/2017	250,000	283,644
NBC Universal Incorporated	2.10	04/01/2014	500,000	509,770
NBC Universal Incorporated	2.88	04/01/2016	500,000	512,052
NBC Universal Incorporated	3.65	04/30/2015	300,000	318,264
NBC Universal Incorporated	4.38	04/01/2021	1,500,000	1,537,599
NBC Universal Incorporated	6.40	04/30/2040	1,000,000	1,129,755
News America Incorporated	4.50	02/15/2021	500,000	513,702

78	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
News America Incorporated	5.30%	12/15/2014	$180,000	$199,011
News America Incorporated	6.15	02/15/2041	735,000	766,287
News America Incorporated	6.40	12/15/2035	750,000	785,543
News America Incorporated	6.65	11/15/2037	600,000	647,359
News America Incorporated	6.90	03/01/2019	1,300,000	1,522,004
News America Incorporated	6.90	08/15/2039	500,000	564,665
News America Incorporated	8.15	10/17/2036	250,000	308,108
Omnicom Group Incorporated	4.45	08/15/2020	90,000	92,295
Omnicom Group Incorporated	5.90	04/15/2016	500,000	567,347
Omnicom Group Incorporated	6.25	07/15/2019	650,000	777,471
TCI Communications Incorporated	7.13	02/15/2028	350,000	419,722
TCI Communications Incorporated	8.75	08/01/2015	500,000	610,155
Thompson Reuters Corporation	5.85	04/15/2040	134,000	144,887
Time Warner Cable Incorporated	3.50	02/01/2015	250,000	262,560
Time Warner Cable Incorporated	4.13	02/15/2021	500,000	501,504
Time Warner Cable Incorporated	4.70	01/15/2021	250,000	266,838
Time Warner Cable Incorporated	4.88	03/15/2020	500,000	538,220
Time Warner Cable Incorporated	5.00	02/01/2020	535,000	569,462
Time Warner Cable Incorporated	5.85	05/01/2017	500,000	563,423
Time Warner Cable Incorporated	5.88	11/15/2016	1,500,000	1,746,102
Time Warner Cable Incorporated	5.88	11/15/2040	250,000	260,727
Time Warner Cable Incorporated	6.20	07/01/2013	600,000	652,533
Time Warner Cable Incorporated	6.20	03/15/2040	300,000	321,678
Time Warner Cable Incorporated	6.25	03/29/2041	500,000	553,272
Time Warner Cable Incorporated	6.50	11/15/2036	252,000	281,116
Time Warner Cable Incorporated	6.55	05/01/2037	500,000	551,475
Time Warner Cable Incorporated	6.63	05/15/2029	800,000	907,247
Time Warner Cable Incorporated	6.75	07/01/2018	2,000,000	2,353,218
Time Warner Cable Incorporated	6.75	06/15/2039	500,000	559,497
Time Warner Cable Incorporated	7.30	07/01/2038	800,000	944,350
Time Warner Cable Incorporated	7.50	04/01/2014	150,000	171,355
Time Warner Cable Incorporated	7.57	02/01/2024	250,000	321,331
Time Warner Cable Incorporated	7.63	04/15/2031	825,000	1,011,547
Time Warner Cable Incorporated	7.70	05/01/2032	700,000	864,178
Time Warner Cable Incorporated	8.25	02/14/2014	150,000	172,966
Time Warner Cable Incorporated	8.25	04/01/2019	650,000	822,247
Time Warner Cable Incorporated	8.38	03/15/2023	250,000	325,392
Time Warner Cable Incorporated	8.38	07/15/2033	300,000	385,006
Time Warner Cable Incorporated	8.75	02/14/2019	204,000	263,737
Time Warner Cable Incorporated	9.15	02/01/2023	250,000	347,699
Viacom Incorporated	3.50	04/01/2017	100,000	103,397
Viacom Incorporated	4.38	09/15/2014	150,000	161,671
Viacom Incorporated	4.50	03/01/2021	500,000	518,132
Viacom Incorporated	5.50	05/15/2033	200,000	188,052
Viacom Incorporated	5.63	09/15/2019	150,000	172,065
Viacom Incorporated	6.13	10/05/2017	250,000	288,376
Viacom Incorporated	6.75	10/05/2037	50,000	58,253
Viacom Incorporated	6.88	04/30/2036	680,000	804,790
Walt Disney Company	4.50	12/15/2013	700,000	757,555
Walt Disney Company	4.70	12/01/2012	500,000	525,522
Walt Disney Company	5.50	03/15/2019	500,000	599,805

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)
Walt Disney Company Series B	7.00%	03/01/2032	$75,000	$100,839
Walt Disney Company Series C	5.63	09/15/2016	250,000	297,519

				52,072,289

Multiline Retail: 0.18%
Kohl’s Corporation	6.00	01/15/2033	65,000	69,946
Kohl’s Corporation	6.25	12/15/2017	500,000	596,516
Macy’s Retail Holdings Incorporated	5.75	07/15/2014	355,000	384,844
Macy’s Retail Holdings Incorporated	5.90	12/01/2016	500,000	552,245
Macy’s Retail Holdings Incorporated	6.70	07/15/2034	500,000	506,099
Macy’s Retail Holdings Incorporated	6.90	04/01/2029	500,000	569,331
Nordstrom Incorporated	4.75	05/01/2020	135,000	146,073
Nordstrom Incorporated	6.25	01/15/2018	500,000	588,469
Nordstrom Incorporated	6.75	06/01/2014	60,000	68,283
Target Corporation	1.13	07/18/2014	105,000	105,744
Target Corporation	5.13	01/15/2013	700,000	741,741
Target Corporation	5.38	05/01/2017	350,000	411,480
Target Corporation	5.88	07/15/2016	300,000	354,839
Target Corporation	6.00	01/15/2018	500,000	604,362
Target Corporation	6.50	10/15/2037	400,000	483,258
Target Corporation	7.00	07/15/2031	500,000	645,467
Target Corporation	7.00	01/15/2038	800,000	1,026,566

				7,855,263

Specialty Retail: 0.21%
Autozone Incorporated	5.75	01/15/2015	150,000	167,061
Autozone Incorporated	5.88	10/15/2012	200,000	210,193
Autozone Incorporated	6.50	01/15/2014	450,000	505,814
Best Buy Company Incorporated	3.75	03/15/2016	100,000	100,762
Best Buy Company Incorporated	5.50	03/15/2021	350,000	332,905
Family Dollar Stores Incorporated	5.00	02/01/2021	100,000	98,991
Gap Incorporated	5.95	04/12/2021	500,000	474,195
Home Depot Incorporated	3.95	09/15/2020	400,000	419,001
Home Depot Incorporated	4.40	04/01/2021	500,000	534,803
Home Depot Incorporated	5.25	12/16/2013	550,000	598,813
Home Depot Incorporated	5.40	03/01/2016	680,000	771,971
Home Depot Incorporated	5.40	09/15/2040	200,000	203,093
Home Depot Incorporated	5.88	12/16/2036	1,000,000	1,087,570
Home Depot Incorporated	5.95	04/01/2041	500,000	546,256
Lowe’s Companies Incorporated	3.75	04/15/2021	150,000	154,816
Lowe’s Companies Incorporated	4.63	04/15/2020	400,000	439,549
Lowe’s Companies Incorporated	5.00	10/15/2015	600,000	677,830
Lowe’s Companies Incorporated	5.80	10/15/2036	250,000	271,066
Lowe’s Companies Incorporated	5.80	04/15/2040	110,000	118,986
Lowe’s Companies Incorporated	6.50	03/15/2029	75,000	90,400
Lowe’s Companies Incorporated	6.65	09/15/2037	350,000	417,692
Staples Incorporated	9.75	01/15/2014	500,000	585,965
TJX Companies Incorporated	4.20	08/15/2015	250,000	276,488
TJX Companies Incorporated	6.95	04/15/2019	85,000	108,109

				9,192,329

80	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.01%
Cintas Corporation	6.13%	12/01/2017	$200,000	$240,131
Cintas Corporation	6.15	08/15/2036	50,000	59,983
VF Corporation	5.95	11/01/2017	100,000	117,402
VF Corporation	6.45	11/01/2037	150,000	180,908

				598,424

Consumer Staples: 1.92%

Beverages: 0.52%
Anheuser-Busch Companies Incorporated	1.50	07/14/2014	300,000	304,007
Anheuser-Busch Companies Incorporated	4.38	01/15/2013	180,000	188,085
Anheuser-Busch Companies Incorporated	5.50	01/15/2018	200,000	233,069
Anheuser-Busch Companies Incorporated	5.60	03/01/2017	50,000	58,442
Anheuser-Busch Companies Incorporated	5.75	04/01/2036	250,000	281,120
Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	45,000	47,379
Anheuser-Busch InBev Worldwide Incorporated	3.00	10/15/2012	750,000	768,899
Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	625,000	682,483
Anheuser-Busch InBev Worldwide Incorporated	4.38	02/15/2021	30,000	33,043
Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	500,000	573,069
Anheuser-Busch InBev Worldwide Incorporated	5.38	11/15/2014	1,500,000	1,694,286
Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	900,000	1,052,889
Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	750,000	929,894
Anheuser-Busch InBev Worldwide Incorporated	7.75	01/15/2019	1,500,000	1,972,341
Anheuser-Busch InBev Worldwide Incorporated	8.20	01/15/2039	500,000	727,727
Bottling Group LLC	4.63	11/15/2012	100,000	104,895
Bottling Group LLC	5.00	11/15/2013	500,000	544,560
Bottling Group LLC	6.95	03/15/2014	750,000	863,556
Brown-Forman Corporation	2.50	01/15/2016	100,000	103,065
Coca-Cola Company	0.75	11/15/2013	450,000	451,242
Coca-Cola Company	1.50	11/15/2015	1,200,000	1,220,298
Coca-Cola Company 144A	1.80	09/01/2016	660,000	665,789
Coca-Cola Company	3.15	11/15/2020	1,010,000	1,025,643
Coca-Cola Company 144A	3.30	09/01/2021	70,000	71,762
Coca-Cola Company	3.63	03/15/2014	300,000	322,362
Coca-Cola Enterprises Incorporated	2.00	08/19/2016	100,000	99,457
Coca-Cola Enterprises Incorporated	3.50	09/15/2020	500,000	501,690
Coca-Cola Enterprises Incorporated	4.50	09/01/2021	100,000	109,372
Diageo Investment Corporation	7.45	04/15/2035	150,000	198,181
Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	250,000	254,507
Dr Pepper Snapple Group Incorporated	2.90	01/15/2016	500,000	518,771
Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	100,000	131,453
PepsiAmericas Incorporated	4.38	02/15/2014	500,000	544,413
PepsiCo Incorporated	3.10	01/15/2015	700,000	743,262
PepsiCo Incorporated	3.13	11/01/2020	1,000,000	1,007,041
PepsiCo Incorporated	3.75	03/01/2014	500,000	536,152
PepsiCo Incorporated	4.50	01/15/2020	200,000	224,605
PepsiCo Incorporated	5.00	06/01/2018	1,000,000	1,161,736
PepsiCo Incorporated	5.50	01/15/2040	600,000	685,550
PepsiCo Incorporated	7.90	11/01/2018	500,000	660,949
PepsiCo Incorporated Series B	7.00	03/01/2029	600,000	793,723

				23,090,767

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	81

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food & Staples Retailing: 0.52%
Costco Wholesale Corporation	5.50%	03/15/2017	$400,000	$474,586
CVS Caremark Corporation	3.25	05/18/2015	250,000	263,688
CVS Caremark Corporation	4.75	05/18/2020	250,000	272,156
CVS Caremark Corporation	5.75	06/01/2017	400,000	460,143
CVS Caremark Corporation	5.75	05/15/2041	300,000	312,009
CVS Caremark Corporation	6.13	08/15/2016	250,000	292,689
CVS Caremark Corporation	6.13	09/15/2039	700,000	764,801
CVS Caremark Corporation	6.25	06/01/2027	515,000	603,347
CVS Caremark Corporation	6.60	03/15/2019	700,000	846,789
Delhaize America Incorporated	9.00	04/15/2031	500,000	662,735
Kroger Company	3.90	10/01/2015	150,000	160,252
Kroger Company	4.95	01/15/2015	100,000	109,896
Kroger Company	5.50	02/01/2013	200,000	211,940
Kroger Company	6.15	01/15/2020	800,000	953,977
Kroger Company	6.90	04/15/2038	300,000	365,318
Kroger Company	7.50	01/15/2014	250,000	285,728
Kroger Company	7.50	04/01/2031	75,000	95,211
Safeway Incorporated	5.00	08/15/2019	750,000	809,263
Safeway Incorporated	6.25	03/15/2014	500,000	560,298
Safeway Incorporated	7.25	02/01/2031	75,000	87,609
Sysco Corporation	5.25	02/12/2018	300,000	350,371
Sysco Corporation	4.20	02/12/2013	250,000	262,306
Sysco Corporation	6.63	03/17/2039	200,000	269,748
Wal-Mart Stores Incorporated	1.50	10/25/2015	250,000	251,543
Wal-Mart Stores Incorporated	1.63	04/15/2014	350,000	358,133
Wal-Mart Stores Incorporated	2.25	07/08/2015	1,250,000	1,303,114
Wal-Mart Stores Incorporated	2.88	04/01/2015	150,000	158,790
Wal-Mart Stores Incorporated	3.20	05/15/2014	500,000	531,066
Wal-Mart Stores Incorporated	3.63	07/08/2020	1,100,000	1,142,935
Wal-Mart Stores Incorporated	4.25	04/15/2021	500,000	545,887
Wal-Mart Stores Incorporated	4.55	05/01/2013	1,380,000	1,471,472
Wal-Mart Stores Incorporated	4.88	07/08/2040	850,000	857,852
Wal-Mart Stores Incorporated	5.25	09/01/2035	825,000	886,755
Wal-Mart Stores Incorporated	5.63	04/15/2041	1,000,000	1,133,936
Wal-Mart Stores Incorporated	5.80	02/15/2018	700,000	841,439
Wal-Mart Stores Incorporated	5.88	04/05/2027	100,000	118,438
Wal-Mart Stores Incorporated	6.20	04/15/2038	1,000,000	1,201,365
Wal-Mart Stores Incorporated	6.50	08/15/2037	1,000,000	1,237,743
Wal-Mart Stores Incorporated	7.55	02/15/2030	500,000	682,404
Walgreen Company	4.88	08/01/2013	500,000	539,337
Walgreen Company	5.25	01/15/2019	250,000	292,532

				23,029,601

Food Products: 0.45%
Archer-Daniels-Midland Company	4.48	03/01/2021	535,000	593,560
Archer-Daniels-Midland Company	5.38	09/15/2035	350,000	384,063
Archer-Daniels-Midland Company	5.45	03/15/2018	100,000	118,213
Archer-Daniels-Midland Company	5.77	03/01/2041	340,000	395,348
Archer-Daniels-Midland Company	5.94	10/01/2032	500,000	593,573
Campbell Soup Company	3.38	08/15/2014	300,000	321,406
Campbell Soup Company	4.50	02/15/2019	285,000	304,758

82	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food Products (continued)
Campbell Soup Company	4.88%	10/01/2013	$250,000	$270,912
ConAgra Foods Incorporated	7.00	04/15/2019	500,000	583,747
ConAgra Foods Incorporated	8.25	09/15/2030	120,000	147,333
Corn Products International Incorporated	4.63	11/01/2020	300,000	311,069
General Mills Incorporated	5.25	08/15/2013	300,000	324,785
General Mills Incorporated	5.40	06/15/2040	345,000	380,244
General Mills Incorporated	5.65	02/15/2019	1,000,000	1,176,569
General Mills Incorporated	5.70	02/15/2017	100,000	118,104
H.J. Heinz Company	5.35	07/15/2013	100,000	107,580
H.J. Heinz Company	6.75	03/15/2032	250,000	302,287
Hershey Company	4.13	12/01/2020	500,000	544,391
Hormel Foods Corporation	4.13	04/15/2021	100,000	108,580
Kellogg Company	3.25	05/21/2018	65,000	67,559
Kellogg Company	4.00	12/15/2020	350,000	368,680
Kellogg Company	4.45	05/30/2016	300,000	334,811
Kellogg Company Series B	4.15	11/15/2019	300,000	327,249
Kellogg Company Series B	4.25	03/06/2013	500,000	525,187
Kellogg Company Series B	7.45	04/01/2031	350,000	475,287
Kraft Foods Incorporated	2.63	05/08/2013	350,000	357,919
Kraft Foods Incorporated	4.13	02/09/2016	2,000,000	2,158,302
Kraft Foods Incorporated	5.25	10/01/2013	350,000	378,497
Kraft Foods Incorporated	5.38	02/10/2020	1,250,000	1,418,188
Kraft Foods Incorporated	6.13	08/23/2018	1,000,000	1,187,804
Kraft Foods Incorporated	6.50	08/11/2017	250,000	301,946
Kraft Foods Incorporated	6.50	11/01/2031	384,000	464,035
Kraft Foods Incorporated	6.50	02/09/2040	950,000	1,103,217
Kraft Foods Incorporated	6.88	02/01/2038	600,000	712,734
Kraft Foods Incorporated	6.88	01/26/2039	100,000	120,387
Kraft Foods Incorporated	7.00	08/11/2037	360,000	436,686
McCormick & Company	3.90	07/15/2021	75,000	79,084
Mead Johnson Nutrition Company	3.50	11/01/2014	200,000	210,530
Mead Johnson Nutrition Company	4.90	11/01/2019	250,000	276,758
Mead Johnson Nutrition Company	5.90	11/01/2039	100,000	111,155
Ralcorp Holdings Incorporated	6.63	08/15/2039	200,000	195,758
Sara Lee Corporation	3.88	06/15/2013	500,000	520,688
Sara Lee Corporation	4.10	09/15/2020	500,000	496,791
Tyson Foods Incorporated	10.50	03/01/2014	500,000	582,500

				20,298,274

Household Products: 0.14%
Clorox Company	5.00	03/01/2013	150,000	156,550
Clorox Company	5.00	01/15/2015	300,000	316,897
Clorox Company	5.45	10/15/2012	100,000	104,800
Clorox Company	5.95	10/15/2017	90,000	98,576
Colgate-Palmolive Company	2.95	11/01/2020	200,000	205,073
Colgate-Palmolive Company	5.20	11/07/2016	100,000	118,059
Colgate-Palmolive Company Series F	3.15	08/05/2015	340,000	365,796
Kimberly-Clark Corporation	3.63	08/01/2020	750,000	789,008
Kimberly-Clark Corporation	5.00	08/15/2013	300,000	324,269
Kimberly-Clark Corporation	5.30	03/01/2041	245,000	269,786
Kimberly-Clark Corporation	6.13	08/01/2017	200,000	241,798

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Household Products (continued)
Kimberly-Clark Corporation	6.63%	08/01/2037	$200,000	$256,066
Kimberly-Clark Corporation	7.50	11/01/2018	100,000	129,922
Procter & Gamble Company	1.80	11/15/2015	400,000	410,343
Procter & Gamble Company	3.50	02/15/2015	400,000	430,140
Procter & Gamble Company	4.70	02/15/2019	500,000	576,614
Procter & Gamble Company	4.85	12/15/2015	500,000	574,410
Procter & Gamble Company	5.55	03/05/2037	500,000	583,779
Procter & Gamble Company	5.80	08/15/2034	100,000	118,879

				6,070,765

Personal Products: 0.03%
Avon Products Incorporated	4.20	07/15/2018	350,000	370,481
Avon Products Incorporated	5.63	03/01/2014	500,000	540,906
Estee Lauder Companies Incorporated	6.00	05/15/2037	200,000	235,366

				1,146,753

Tobacco: 0.26%
Altria Group Incorporated	4.13	09/11/2015	500,000	540,463
Altria Group Incorporated	4.75	05/05/2021	500,000	518,975
Altria Group Incorporated	8.50	11/10/2013	500,000	573,497
Altria Group Incorporated	9.25	08/06/2019	1,000,000	1,319,945
Altria Group Incorporated	9.70	11/10/2018	1,050,000	1,386,485
Altria Group Incorporated	9.95	11/10/2038	350,000	491,681
Altria Group Incorporated	10.20	02/06/2039	500,000	725,416
Lorillard Tobacco Company	3.50	08/04/2016	45,000	45,128
Lorillard Tobacco Company	6.88	05/01/2020	250,000	270,958
Lorillard Tobacco Company	8.13	06/23/2019	155,000	186,097
Lorillard Tobacco Company	8.13	05/01/2040	250,000	282,678
Philip Morris International Incorporated	2.50	05/16/2016	500,000	516,686
Philip Morris International Incorporated	4.50	03/26/2020	750,000	816,247
Philip Morris International Incorporated	4.88	05/16/2013	125,000	133,110
Philip Morris International Incorporated	5.65	05/16/2018	700,000	824,912
Philip Morris International Incorporated	6.38	05/16/2038	600,000	719,286
Philip Morris International Incorporated	6.88	03/17/2014	750,000	852,260
Reynolds American Incorporated	7.25	06/15/2037	200,000	222,796
Reynolds American Incorporated	7.63	06/01/2016	1,000,000	1,204,380
UST Incorporated	5.75	03/01/2018	100,000	114,225

				11,745,225

Energy: 1.42%

Energy Equipment & Services: 0.09%
Baker Hughes Incorporated	5.13	09/15/2040	500,000	529,770
Baker Hughes Incorporated	6.50	11/15/2013	100,000	112,704
Baker Hughes Incorporated	6.88	01/15/2029	250,000	313,506
Baker Hughes Incorporated	7.50	11/15/2018	375,000	492,898
Cameron International Corporation	4.50	06/01/2021	200,000	214,561
Cameron International Corporation	5.95	06/01/2041	100,000	106,161
Cameron International Corporation	7.00	07/15/2038	100,000	118,612
Diamond Offshore Drilling Incorporated	5.70	10/15/2039	300,000	314,036
Diamond Offshore Drilling Incorporated	5.88	05/01/2019	365,000	426,314

84	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy Equipment & Services (continued)
Halliburton Company	6.15%	09/15/2019	$350,000	$427,105
Halliburton Company	7.45	09/15/2039	650,000	859,208
Rowan Companies Incorporated	7.88	08/01/2019	300,000	359,272

				4,274,147

Oil, Gas & Consumable Fuels: 1.33%
Anadarko Petroleum Corporation	5.95	09/15/2016	600,000	674,069
Anadarko Petroleum Corporation	6.20	03/15/2040	300,000	308,350
Anadarko Petroleum Corporation	6.38	09/15/2017	500,000	577,004
Anadarko Petroleum Corporation	6.45	09/15/2036	750,000	796,955
Anadarko Petroleum Corporation	7.63	03/15/2014	500,000	571,924
Anadarko Petroleum Corporation	8.70	03/15/2019	450,000	579,622
Apache Corporation	3.63	02/01/2021	500,000	521,840
Apache Corporation	5.10	09/01/2040	350,000	373,480
Apache Corporation	5.25	04/15/2013	100,000	107,390
Apache Corporation	5.25	02/01/2042	100,000	108,933
Apache Corporation	5.63	01/15/2017	380,000	451,439
Apache Corporation	6.00	09/15/2013	200,000	220,766
Apache Corporation	6.00	01/15/2037	500,000	591,945
BJ Services Company	6.00	06/01/2018	150,000	182,500
Boardwalk Pipelines LP	5.75	09/15/2019	150,000	168,019
Boardwalk Pipelines LP	5.88	11/15/2016	100,000	112,361
Buckeye Partners LP	4.88	02/01/2021	560,000	583,083
Buckeye Partners LP	5.50	08/15/2019	150,000	164,257
Buckeye Partners LP	6.05	01/15/2018	100,000	114,198
Centerpoint Energy Resources Corporation 144A	4.50	01/15/2021	65,000	68,889
Centerpoint Energy Resources Corporation 144A	5.85	01/15/2041	110,000	119,905
Centerpoint Energy Resources Corporation	6.00	05/15/2018	100,000	116,505
Centerpoint Energy Resources Corporation	6.13	11/01/2017	150,000	176,926
Centerpoint Energy Resources Corporation	6.63	11/01/2037	50,000	59,754
Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	225,000	247,895
Chevron Corporation	3.95	03/03/2014	1,000,000	1,079,776
Chevron Corporation	4.95	03/03/2019	500,000	583,739
ConocoPhiillips Company	4.40	05/15/2013	150,000	159,051
ConocoPhiillips Company	4.60	01/15/2015	500,000	549,605
ConocoPhiillips Company	4.75	02/01/2014	1,425,000	1,557,851
ConocoPhiillips Company	5.75	02/01/2019	1,250,000	1,488,888
ConocoPhiillips Company	5.90	10/15/2032	250,000	291,907
ConocoPhiillips Company	5.90	05/15/2038	100,000	116,031
ConocoPhiillips Company	6.00	01/15/2020	750,000	919,820
ConocoPhiillips Company	6.50	02/01/2039	1,400,000	1,761,848
ConocoPhiillips Company	6.95	04/15/2029	300,000	381,686
Devon Energy Corporation	2.40	07/15/2016	200,000	203,661
Devon Energy Corporation	4.00	07/15/2021	200,000	207,999
Devon Energy Corporation	5.60	07/15/2041	200,000	214,643
Devon Energy Corporation	6.30	01/15/2019	600,000	729,131
Devon Energy Corporation	7.95	04/15/2032	500,000	679,217
El Paso Natural Gas Company	5.95	04/15/2017	150,000	173,384
El Paso Natural Gas Company	8.38	06/15/2032	650,000	850,971
Enbridge Energy Partners LP	5.20	03/15/2020	380,000	415,936
Enbridge Energy Partners LP	5.50	09/15/2040	200,000	196,160

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	5.88%	12/15/2016	$65,000	$76,422
Enbridge Energy Partners LP	6.50	04/15/2018	200,000	232,733
Enbridge Energy Partners LP	7.50	04/15/2038	270,000	336,345
Enbridge Energy Partners LP	9.88	03/01/2019	125,000	169,816
Enbridge Incorporated	5.80	06/15/2014	300,000	333,418
Energen Corporation	4.63	09/01/2021	100,000	99,905
Energy Transfer Partners LP	4.65	06/01/2021	100,000	98,179
Energy Transfer Partners LP	6.00	07/01/2013	250,000	267,665
Energy Transfer Partners LP	6.05	06/01/2041	300,000	287,023
Energy Transfer Partners LP	6.13	02/15/2017	55,000	61,271
Energy Transfer Partners LP	6.63	10/15/2036	230,000	238,014
Energy Transfer Partners LP	6.70	07/01/2018	100,000	113,189
Energy Transfer Partners LP	7.50	07/01/2038	100,000	112,951
Energy Transfer Partners LP	9.00	04/15/2019	1,000,000	1,226,580
Enterprise Products Operating LLC	3.20	02/01/2016	100,000	103,509
Enterprise Products Operating LLC	5.20	09/01/2020	500,000	545,467
Enterprise Products Operating LLC	5.25	01/31/2020	500,000	552,232
Enterprise Products Operating LLC	5.95	02/01/2041	100,000	103,612
Enterprise Products Operating LLC	6.13	10/15/2039	1,000,000	1,046,868
Enterprise Products Operating LLC	6.30	09/15/2017	400,000	469,466
Enterprise Products Operating LLC	6.65	04/15/2018	250,000	296,156
Enterprise Products Operating LLC	7.55	04/15/2038	100,000	119,331
Enterprise Products Operating LLC Series D	6.88	03/01/2033	75,000	85,585
Enterprise Products Operating LLC Series G	5.60	10/15/2014	565,000	620,180
EOG Resources Incorporated	2.95	06/01/2015	500,000	525,010
EOG Resources Incorporated	4.10	02/01/2021	200,000	211,412
EOG Resources Incorporated	4.40	06/01/2020	300,000	324,004
EOG Resources Incorporated	5.63	06/01/2019	75,000	87,451
EOG Resources Incorporated	6.88	10/01/2018	400,000	495,592
EQT Corporation	8.13	06/01/2019	325,000	400,356
Equitable Resources Incorporated	6.50	04/01/2018	100,000	112,861
Hess Corporation	5.60	02/15/2041	300,000	309,010
Hess Corporation	6.00	01/15/2040	350,000	381,626
Hess Corporation	7.30	08/15/2031	384,000	474,292
Hess Corporation	7.88	10/01/2029	180,000	231,849
Hess Corporation	8.13	02/15/2019	500,000	651,635
Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	100,000	106,699
Kerr-McGee Corporation	6.95	07/01/2024	200,000	234,777
Kinder Morgan Energy Partners LP	3.50	03/01/2016	500,000	517,521
Kinder Morgan Energy Partners LP	5.00	12/15/2013	100,000	107,640
Kinder Morgan Energy Partners LP	5.13	11/15/2014	500,000	549,465
Kinder Morgan Energy Partners LP	5.30	09/15/2020	125,000	134,888
Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,000,000	1,116,988
Kinder Morgan Energy Partners LP	5.80	03/15/2035	100,000	100,062
Kinder Morgan Energy Partners LP	5.95	02/15/2018	300,000	342,313
Kinder Morgan Energy Partners LP	6.38	03/01/2041	200,000	211,892
Kinder Morgan Energy Partners LP	6.50	09/01/2039	750,000	806,419
Kinder Morgan Energy Partners LP	6.95	01/15/2038	500,000	554,266
Magellan Midstream Partners LP	6.40	07/15/2018	100,000	120,236
Magellan Midstream Partners LP	6.55	07/15/2019	575,000	684,276
Marathon Oil Corporation	6.00	10/01/2017	625,000	723,963
Marathon Oil Corporation	6.60	10/01/2037	450,000	519,134

86	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation 144A	3.50%	03/01/2016	$555,000	$579,229
Marathon Petroleum Corporation 144A	5.13	03/01/2021	35,000	37,325
Marathon Petroleum Corporation 144A	6.50	03/01/2041	545,000	590,841
Murphy Oil Corporation	7.05	05/01/2029	200,000	233,592
Nabors Industries Incorporated	5.00	09/15/2020	300,000	309,091
Nabors Industries Incorporated	6.15	02/15/2018	500,000	560,924
Nabors Industries Incorporated	9.25	01/15/2019	500,000	633,459
Nexen Incorporated	7.88	03/15/2032	120,000	144,822
Nextera Energy Capital	4.50	06/01/2021	200,000	209,041
Noble Energy Incorporated	6.00	03/01/2041	565,000	610,770
Noble Energy Incorporated	8.25	03/01/2019	350,000	456,343
Northwest Pipeline Corporation	6.05	06/15/2018	170,000	200,584
Nustar Logistics LP	4.80	09/01/2020	250,000	258,180
Occidental Petroleum Corporation	1.45	12/13/2013	500,000	506,693
Occidental Petroleum Corporation	2.50	02/01/2016	100,000	104,698
Occidental Petroleum Corporation	4.10	02/01/2021	460,000	497,026
Occidental Petroleum Corporation	4.13	06/01/2016	400,000	446,154
ONEOK Partners LP	6.13	02/01/2041	500,000	526,784
ONEOK Partners LP	6.15	10/01/2016	200,000	230,781
ONEOK Partners LP	6.85	10/15/2037	500,000	574,211
ONEOK Partners LP	8.63	03/01/2019	350,000	451,572
Plains All American Pipeline LP	4.25	09/01/2012	500,000	515,749
Plains All American Pipeline LP	5.00	02/01/2021	200,000	212,539
Plains All American Pipeline LP	6.13	01/15/2017	50,000	57,290
Plains All American Pipeline LP	6.50	05/01/2018	150,000	172,309
Plains All American Pipeline LP	6.65	01/15/2037	200,000	218,329
Plains All American Pipeline LP	8.75	05/01/2019	400,000	512,404
Southern Natural Gas Company 144A	5.90	04/01/2017	500,000	574,791
Spectra Energy Capital LLC	4.60	06/15/2021	100,000	103,287
Spectra Energy Capital LLC	5.67	08/15/2014	125,000	138,890
Spectra Energy Capital LLC	5.90	09/15/2013	100,000	107,986
Spectra Energy Capital LLC	6.25	02/15/2013	300,000	319,208
Spectra Energy Capital LLC	7.50	09/15/2038	100,000	127,717
Spectra Energy Capital LLC	8.00	10/01/2019	100,000	126,199
Sunoco Logistics Partner LP	6.85	02/15/2040	250,000	276,066
TC Pipelines LP	4.65	06/15/2021	300,000	308,935
Texas Eastern Transmission LP	7.00	07/15/2032	325,000	404,423
TransCanada PipeLines Limited	4.88	01/15/2015	65,000	72,234
TransCanada PipeLines Limited	5.60	03/31/2034	100,000	108,843
Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	105,000	123,890
Transocean Incorporated	6.50	11/15/2020	300,000	340,239
Transocean Incorporated	6.80	03/15/2038	300,000	327,216
Transocean Incorporated	7.50	04/15/2031	220,000	253,684
Valero Energy Corporation	4.50	02/01/2015	65,000	70,239
Valero Energy Corporation	6.13	06/15/2017	500,000	566,216
Valero Energy Corporation	6.13	02/01/2020	65,000	72,339
Valero Energy Corporation	6.63	06/15/2037	500,000	535,526
Valero Energy Corporation	7.50	04/15/2032	300,000	335,791
Valero Energy Corporation	9.38	03/15/2019	450,000	584,167
Weatherford International Limited	6.50	08/01/2036	300,000	316,236
Williams Companies Incorporated	7.88	09/01/2021	200,000	251,314
Williams Companies Incorporated	8.75	03/15/2032	444,000	574,757

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	3.80%	02/15/2015	$600,000	$636,440
Williams Partners LP	4.13	11/15/2020	300,000	299,735
Williams Partners LP	5.25	03/15/2020	640,000	695,567
Williams Partners LP	6.30	04/15/2040	390,000	420,193
XTO Energy Incorporated	5.75	12/15/2013	1,000,000	1,116,070

				59,229,805

Financials: 7.79%

Capital Markets: 1.49%
Ameriprise Financial Incorporated	5.30	03/15/2020	300,000	331,217
Ameriprise Financial Incorporated	5.65	11/15/2015	400,000	453,479
Ameriprise Financial Incorporated	7.30	06/28/2019	65,000	80,118
Bank of New York Mellon Corporation	1.50	01/31/2014	400,000	405,390
Bank of New York Mellon Corporation	2.30	07/28/2016	500,000	508,221
Bank of New York Mellon Corporation	2.50	01/15/2016	500,000	514,051
Bank of New York Mellon Corporation	4.15	02/01/2021	100,000	105,693
Bank of New York Mellon Corporation	4.30	05/15/2014	415,000	448,808
Bank of New York Mellon Corporation	4.95	11/01/2012	650,000	681,633
Bank of New York Mellon Corporation	5.45	05/15/2019	1,000,000	1,148,905
Bear Stearns Companies Incorporated	5.30	10/30/2015	180,000	195,551
Bear Stearns Companies Incorporated	5.55	01/22/2017	1,025,000	1,108,041
Bear Stearns Companies Incorporated	6.40	10/02/2017	620,000	710,057
Bear Stearns Companies Incorporated	7.25	02/01/2018	1,500,000	1,769,558
Berkshire Hathaway Finance Corporation	1.50	01/10/2014	100,000	101,449
Berkshire Hathaway Finance Corporation	4.25	01/15/2021	500,000	533,144
Berkshire Hathaway Finance Corporation	4.85	01/15/2015	500,000	555,937
Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,275,000	1,367,880
Berkshire Hathaway Finance Corporation	5.40	05/15/2018	350,000	399,748
Berkshire Hathaway Finance Corporation	5.75	01/15/2040	250,000	268,508
Berkshire Hathaway Incorporated	2.13	02/11/2013	1,000,000	1,017,327
Berkshire Hathaway Incorporated	3.20	02/11/2015	500,000	527,181
BlackRock Incorporated	3.50	12/10/2014	550,000	587,885
BlackRock Incorporated	4.25	05/24/2021	500,000	508,505
BlackRock Incorporated	5.00	12/10/2019	250,000	275,444
BlackRock Incorporated	6.25	09/15/2017	350,000	411,299
Charles Schwab Corporation	4.45	07/22/2020	200,000	210,698
Charles Schwab Corporation	4.95	06/01/2014	425,000	466,268
Credit Suisse USA Incorporated	5.38	03/02/2016	500,000	545,879
Eaton Vance Corporation	6.50	10/02/2017	50,000	58,719
Franklin Resources Incorporated	2.00	05/20/2013	200,000	203,533
Goldman Sachs Group Incorporated	3.63	02/07/2016	1,500,000	1,500,515
Goldman Sachs Group Incorporated	3.70	08/01/2015	500,000	505,135
Goldman Sachs Group Incorporated	4.75	07/15/2013	1,200,000	1,248,628
Goldman Sachs Group Incorporated	5.13	01/15/2015	2,500,000	2,626,263
Goldman Sachs Group Incorporated	5.15	01/15/2014	1,860,000	1,951,452
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,100,000	1,113,826
Goldman Sachs Group Incorporated	5.35	01/15/2016	275,000	293,484
Goldman Sachs Group Incorporated	5.38	03/15/2020	1,500,000	1,522,407
Goldman Sachs Group Incorporated	5.45	11/01/2012	1,000,000	1,041,632
Goldman Sachs Group Incorporated	5.75	10/01/2016	500,000	546,583
Goldman Sachs Group Incorporated	5.95	01/15/2027	1,070,000	1,039,013

88	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.00%	05/01/2014	$1,045,000	$1,123,657
Goldman Sachs Group Incorporated	6.13	02/15/2033	1,500,000	1,470,144
Goldman Sachs Group Incorporated	6.15	04/01/2018	1,750,000	1,868,904
Goldman Sachs Group Incorporated	6.25	09/01/2017	1,250,000	1,348,986
Goldman Sachs Group Incorporated	6.25	02/01/2041	500,000	490,406
Goldman Sachs Group Incorporated	6.35	02/15/2034	950,000	876,514
Goldman Sachs Group Incorporated	6.45	05/01/2036	1,000,000	925,270
Goldman Sachs Group Incorporated	6.75	10/01/2037	1,925,000	1,822,501
Goldman Sachs Group Incorporated	7.50	02/15/2019	1,300,000	1,483,715
Jefferies Group Incorporated	3.88	11/09/2015	500,000	507,867
Jefferies Group Incorporated	6.25	01/15/2036	150,000	145,519
Jefferies Group Incorporated	6.45	06/08/2027	150,000	149,760
Jefferies Group Incorporated	6.88	04/15/2021	150,000	167,526
Jefferies Group Incorporated	8.50	07/15/2019	700,000	844,077
Morgan Stanley	2.88	01/24/2014	500,000	496,823
Morgan Stanley	2.88	07/28/2014	240,000	237,045
Morgan Stanley	3.80	04/29/2016	1,000,000	982,568
Morgan Stanley	4.10	01/26/2015	500,000	497,388
Morgan Stanley	4.20	11/20/2014	1,000,000	1,002,208
Morgan Stanley	4.75	04/01/2014	1,500,000	1,520,802
Morgan Stanley	5.25	11/02/2012	1,500,000	1,553,219
Morgan Stanley	5.38	10/15/2015	525,000	547,709
Morgan Stanley	5.45	01/09/2017	1,000,000	1,024,749
Morgan Stanley	5.50	01/26/2020	2,000,000	1,981,884
Morgan Stanley	5.50	07/24/2020	500,000	488,447
Morgan Stanley	5.50	07/28/2021	570,000	568,417
Morgan Stanley	5.55	04/27/2017	850,000	867,821
Morgan Stanley	5.63	09/23/2019	2,000,000	2,030,820
Morgan Stanley	5.75	10/18/2016	1,500,000	1,574,559
Morgan Stanley	6.00	05/13/2014	1,300,000	1,364,697
Morgan Stanley	6.00	04/28/2015	1,500,000	1,569,317
Morgan Stanley	6.25	08/09/2026	300,000	300,097
Morgan Stanley	6.63	04/01/2018	2,500,000	2,676,488
Morgan Stanley	7.25	04/01/2032	470,000	524,841
Morgan Stanley	7.30	05/13/2019	400,000	446,292
Northern Trust Corporation	4.63	05/01/2014	540,000	587,785
Raymond James Financial Incorporated	4.25	04/15/2016	100,000	105,181
Raymond James Financial Incorporated	8.60	08/15/2019	100,000	122,427
TD Ameritrade Holding Corporation	5.60	12/01/2019	200,000	220,982

				66,406,476

Commercial Banks: 1.11%
Abbey National Capital Trust I	8.96	12/29/2049	150,000	151,500
Ally Financial Incorporated	1.75	10/30/2012	500,000	508,390
Ally Financial Incorporated	2.20	12/19/2012	1,000,000	1,024,460
Bank One Corporation	7.63	10/15/2026	240,000	288,175
Bank One Corporation	8.00	04/29/2027	550,000	684,675
Branch Banking & Trust Capital Trust IV	6.82	06/12/2077	100,000	100,125
Branch Banking & Trust Corporation	2.05	04/28/2014	250,000	253,101
Branch Banking & Trust Corporation	3.20	03/15/2016	100,000	102,014
Branch Banking & Trust Corporation	3.38	09/25/2013	150,000	155,778

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Branch Banking & Trust Corporation	3.95%	04/29/2016	$350,000	$372,983
Branch Banking & Trust Corporation	4.75	10/01/2012	500,000	517,697
Branch Banking & Trust Corporation	5.20	12/23/2015	500,000	545,789
Branch Banking & Trust Corporation	5.63	09/15/2016	100,000	113,427
Branch Banking & Trust Corporation	6.85	04/30/2019	500,000	597,231
Capital One Bank USA NA	8.80	07/15/2019	750,000	925,227
Capital One Capital III	7.69	08/01/2066	200,000	199,750
Capital One Capital IV	6.75	02/05/2082	250,000	243,438
Capital One Capital V	10.25	08/15/2039	300,000	311,430
Capital One Capital VI	8.88	05/15/2040	659,000	666,165
Citibank NA	1.75	12/28/2012	1,500,000	1,527,980
Comerica Incorporated	3.00	09/16/2015	100,000	102,228
Compass Bank	6.40	10/01/2017	250,000	272,675
Discover Bank	8.70	11/18/2019	550,000	647,492
Fifth Third Bancorp	3.63	01/25/2016	1,000,000	1,013,308
Fifth Third Bancorp	5.45	01/15/2017	500,000	541,749
Fifth Third Bancorp	6.25	05/01/2013	350,000	373,444
Fifth Third Bancorp	8.25	03/01/2038	750,000	847,909
Fifth Third Capital Trust IV	6.50	04/15/2067	250,000	231,875
First Horizon National Corporation	5.38	12/15/2015	500,000	521,029
HSBC Bank USA NA	4.88	08/24/2020	1,300,000	1,261,306
HSBC Bank USA NA	7.00	01/15/2039	500,000	556,948
Huntington Bancshares Incorporated	7.00	12/15/2020	25,000	28,600
KeyBank NA	4.95	09/15/2015	250,000	264,595
KeyBank NA	5.45	03/03/2016	500,000	542,018
KeyBank NA	5.80	07/01/2014	350,000	382,301
KeyCorp	5.10	03/24/2021	500,000	511,524
KeyCorp	6.50	05/14/2013	500,000	537,398
M&I Marshall & Ilsley Bank	4.85	06/16/2015	300,000	328,019
M&I Marshall & Ilsley Bank	5.00	01/17/2017	250,000	268,615
Manufacturers & Traders Trust Company	6.63	12/04/2017	500,000	587,664
NB Capital Trust IV	8.25	04/15/2027	200,000	200,000
PNC Bank NA	6.00	12/07/2017	500,000	564,651
SunTrust Bank Incorporated	3.60	04/15/2016	250,000	250,984
SunTrust Bank Incorporated	5.00	09/01/2015	34,000	37,049
SunTrust Bank Incorporated	6.00	09/11/2017	750,000	818,340
SunTrust Bank Incorporated	7.25	03/15/2018	500,000	590,432
SunTrust Capital VIII	6.10	12/01/2066	165,000	160,050
SVB Financial Group	5.38	09/15/2020	160,000	165,064
Union Bank NA	2.13	12/16/2013	250,000	250,950
Union Bank NA Series BKNT	5.95	05/11/2016	450,000	499,942
US Bancorp NA	2.00	06/14/2013	500,000	510,954
US Bancorp NA	2.45	07/27/2015	500,000	512,994
US Bancorp NA	3.44	02/01/2016	500,000	514,749
US Bancorp NA	4.20	05/15/2014	1,000,000	1,074,409
US Bank NA	3.78	04/29/2020	1,000,000	1,050,799
US Bank NA	4.95	10/30/2014	275,000	302,971
USB Capital Trust XIII	6.63	12/15/2039	100,000	101,205
Wachovia Bank NA(l)	4.88	02/01/2015	500,000	532,835
Wachovia Bank NA(l)	5.85	02/01/2037	1,000,000	1,028,791
Wachovia Bank NA(l)	6.60	01/15/2038	600,000	682,552
Wachovia Corporation(l)	5.25	08/01/2014	2,000,000	2,138,874

90	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Wachovia Corporation(l)	5.50%	05/01/2013	$700,000	$748,229
Wachovia Corporation(l)	5.50	08/01/2035	700,000	690,344
Wachovia Corporation(l)	5.63	10/15/2016	1,200,000	1,313,237
Wachovia Corporation(l)	5.75	06/15/2017	1,000,000	1,132,529
Wachovia Corporation(l)	5.75	02/01/2018	1,000,000	1,143,058
Wells Fargo & Company(l)	3.68	06/15/2016	1,000,000	1,056,522
Wells Fargo & Company(l)	3.75	10/01/2014	1,500,000	1,595,096
Wells Fargo & Company(l)	4.38	01/31/2013	1,500,000	1,567,770
Wells Fargo & Company(l)	4.60	04/01/2021	750,000	807,974
Wells Fargo & Company(l)	4.95	10/16/2013	300,000	320,562
Wells Fargo & Company(l)	5.25	10/23/2012	1,000,000	1,049,007
Wells Fargo & Company(l)	5.63	12/11/2017	1,500,000	1,719,015
Wells Fargo Bank NA(l)	5.95	08/26/2036	350,000	366,602
Wells Fargo Bank NA Series AI(l)	4.75	02/09/2015	1,500,000	1,590,530
Wells Fargo Capital X(l)	5.95	12/01/2086	500,000	487,502
Wells Fargo Capital XIII(l)	7.70	12/29/2049	800,000	808,000
Wells Fargo Capital XV(l)	9.75	09/29/2049	600,000	619,500
Western Corporate Federal Credit Union	1.75	11/02/2012	200,000	203,312
Westpac Banking Corporation	3.00	12/09/2015	1,000,000	1,021,438
Zions Bancorporation	7.75	09/23/2014	200,000	212,897

				49,551,751

Consumer Finance: 0.83%
Ahold Finance USA LLC	6.88	05/01/2029	300,000	357,755
American Express Bank FSB	5.55	10/17/2012	500,000	523,685
American Express Centurion Bank	6.00	09/13/2017	500,000	575,625
American Express Company	5.50	09/12/2016	500,000	569,651
American Express Company	6.80	09/01/2066	200,000	199,200
American Express Company	7.00	03/19/2018	800,000	951,710
American Express Company	7.25	05/20/2014	650,000	741,926
American Express Company	8.13	05/20/2019	650,000	834,404
American Express Company	8.15	03/19/2038	300,000	429,129
American Express Credit Corporation	2.75	09/15/2015	1,000,000	1,021,227
American Express Credit Corporation	5.13	08/25/2014	500,000	547,494
American Express Credit Corporation	5.30	12/02/2015	500,000	560,965
American Express Credit Corporation	5.88	05/02/2013	1,000,000	1,068,134
American Express Credit Corporation	7.30	08/20/2013	1,000,000	1,104,330
Anadarko Finance Company Series B	7.50	05/01/2031	325,000	378,092
BAC Capital Trust XI	6.63	05/23/2036	1,000,000	876,360
Barrick Gold Finance Company LLC	6.13	09/15/2013	250,000	275,870
BellSouth Capital Funding Corporation	7.88	02/15/2030	750,000	970,760
Boeing Capital Corporation	4.70	10/27/2019	500,000	563,443
Bunge Limited Finance Corporation	4.10	03/15/2016	100,000	103,908
Bunge Limited Finance Corporation	5.10	07/15/2015	300,000	320,793
Bunge Limited Finance Corporation	8.50	06/15/2019	500,000	637,260
Capital One Financial Corporation	2.13	07/15/2014	300,000	298,931
Capital One Financial Corporation	3.15	07/15/2016	260,000	258,650
Capital One Financial Corporation	4.75	07/15/2021	450,000	452,232
Capital One Financial Corporation	6.15	09/01/2016	500,000	537,263
Capital One Financial Corporation	6.75	09/15/2017	283,000	323,225
Capital One Financial Corporation	7.38	05/23/2014	700,000	787,510

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)
Caterpillar Financial Services Corporation	1.38%	05/20/2014	$120,000	$121,281
Caterpillar Financial Services Corporation	1.65	04/01/2014	100,000	102,044
Caterpillar Financial Services Corporation	2.00	04/05/2013	250,000	255,286
Caterpillar Financial Services Corporation	2.65	04/01/2016	100,000	103,641
Caterpillar Financial Services Corporation	4.90	08/15/2013	500,000	537,975
Caterpillar Financial Services Corporation	5.50	03/15/2016	275,000	320,770
Caterpillar Financial Services Corporation	6.13	02/17/2014	750,000	841,058
Caterpillar Financial Services Corporation	6.20	09/30/2013	500,000	550,302
Caterpillar Financial Services Corporation	7.15	02/15/2019	1,000,000	1,280,608
Caterpillar Financial Services Corporation Series F	4.75	02/17/2015	415,000	470,261
Daimler Finance North America LLC	6.50	11/15/2013	830,000	919,066
Daimler Finance North America LLC	8.50	01/18/2031	425,000	582,316
Deutsche Telekom International Finance BV	9.25	06/01/2032	500,000	726,534
Devon Financing Corporation ULC	7.88	09/30/2031	120,000	161,243
Discover Financial Services	10.25	07/15/2019	600,000	774,182
International Lease Finance Corporation 144A	6.75	09/01/2016	300,000	303,000
John Deere Capital Corporation	1.60	03/03/2014	500,000	507,935
John Deere Capital Corporation	2.25	06/07/2016	200,000	203,383
John Deere Capital Corporation	3.90	07/12/2021	300,000	319,284
John Deere Capital Corporation	5.25	10/01/2012	250,000	262,558
John Deere Capital Corporation	5.50	04/13/2017	100,000	117,154
John Deere Capital Corporation	5.75	09/10/2018	500,000	597,663
National City Corporation	4.90	01/15/2015	360,000	392,561
National City Corporation	6.88	05/15/2019	500,000	575,182
National City Preferred Capital Trust I	12.00	12/29/2049	500,000	542,265
PNC Bank	6.88	04/01/2018	175,000	200,858
Reed Elsevier Capital Incorporated	8.63	01/15/2019	500,000	648,482
SLM Corporation	5.63	08/01/2033	315,000	259,905
SLM Corporation	6.25	01/25/2016	1,000,000	1,021,936
SLM Corporation	8.00	03/25/2020	400,000	411,012
SLM Corporation	8.45	06/15/2018	750,000	793,436
SLM Corporation Series A	5.00	10/01/2013	800,000	804,136
SLM Corporation Series A	5.00	04/15/2015	500,000	488,604
Sovereign Bank	5.13	03/15/2013	150,000	151,844
Sovereign Bank	8.75	05/30/2018	250,000	287,726
Teva Pharmaceutical Finance LLC	5.55	02/01/2016	200,000	229,631
Teva Pharmaceutical Finance LLC	6.15	02/01/2036	400,000	460,380
Toyota Motor Credit Corporation	1.38	08/12/2013	200,000	202,576
Toyota Motor Credit Corporation	3.20	06/17/2015	1,000,000	1,055,586
Toyota Motor Credit Corporation	4.50	06/17/2020	500,000	544,358
Unilever Capital Corporation	2.75	02/10/2016	300,000	314,741
Unilever Capital Corporation	3.65	02/15/2014	750,000	800,186
Unilever Capital Corporation	4.25	02/10/2021	300,000	333,036
Unilever Capital Corporation	5.90	11/15/2032	200,000	244,354

				37,089,871

Diversified Financial Services: 3.00%
Allstate Life Global Funding Trusts	5.38	04/30/2013	600,000	640,764
Ameritrade Holding Company	2.95	12/01/2012	200,000	203,879
Bank of America Corporation	3.70	09/01/2015	500,000	492,423
Bank of America Corporation	3.75	07/12/2016	750,000	739,958

92	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Bank of America Corporation	4.50%	04/01/2015	$1,000,000	$1,009,292
Bank of America Corporation	4.75	08/01/2015	1,750,000	1,767,549
Bank of America Corporation	4.90	05/01/2013	1,000,000	1,023,981
Bank of America Corporation	5.25	12/01/2015	500,000	496,479
Bank of America Corporation	5.38	06/15/2014	700,000	735,443
Bank of America Corporation	5.49	03/15/2019	250,000	235,352
Bank of America Corporation	5.63	10/14/2016	100,000	101,807
Bank of America Corporation	5.65	05/01/2018	1,000,000	1,019,555
Bank of America Corporation	5.75	12/01/2017	2,500,000	2,597,008
Bank of America Corporation	5.88	01/05/2021	500,000	512,911
Bank of America Corporation	6.00	09/01/2017	1,000,000	1,024,382
Bank of America Corporation	6.00	10/15/2036	800,000	751,214
Bank of America Corporation	6.50	08/01/2016	1,850,000	1,984,406
Bank of America Corporation	7.38	05/15/2014	1,500,000	1,641,333
Bank of America Corporation	7.63	06/01/2019	2,500,000	2,821,370
Barrick North America Finance LLC 144A	5.70	05/30/2041	300,000	315,746
BHP Billiton Finance USA Limited	5.25	12/15/2015	150,000	170,826
Block Financial LLC	7.88	01/15/2013	500,000	523,482
Citigroup Incorporated	1.88	10/22/2012	1,250,000	1,272,248
Citigroup Incorporated	3.95	06/15/2016	1,000,000	1,021,221
Citigroup Incorporated	4.59	12/15/2015	500,000	519,046
Citigroup Incorporated	4.75	05/19/2015	2,500,000	2,606,110
Citigroup Incorporated	5.00	09/15/2014	900,000	923,999
Citigroup Incorporated	5.30	10/17/2012	1,000,000	1,036,680
Citigroup Incorporated	5.38	08/09/2020	500,000	530,114
Citigroup Incorporated	5.50	04/11/2013	1,700,000	1,771,079
Citigroup Incorporated	5.50	10/15/2014	1,000,000	1,061,593
Citigroup Incorporated	5.50	02/15/2017	1,000,000	1,018,005
Citigroup Incorporated	5.85	07/02/2013	250,000	261,384
Citigroup Incorporated	5.88	05/29/2037	500,000	476,408
Citigroup Incorporated	6.00	12/13/2013	1,000,000	1,060,023
Citigroup Incorporated	6.00	08/15/2017	100,000	108,359
Citigroup Incorporated	6.00	10/31/2033	1,225,000	1,128,602
Citigroup Incorporated	6.13	11/21/2017	1,000,000	1,094,678
Citigroup Incorporated	6.13	05/15/2018	3,000,000	3,272,250
Citigroup Incorporated	6.13	08/25/2036	500,000	474,326
Citigroup Incorporated	6.38	08/12/2014	1,500,000	1,635,633
Citigroup Incorporated	6.50	08/19/2013	750,000	797,752
Citigroup Incorporated	6.88	03/05/2038	1,300,000	1,377,442
Citigroup Incorporated	8.13	07/15/2039	855,000	1,026,970
Citigroup Incorporated	8.50	05/22/2019	900,000	1,099,016
CME Group Incorporated	5.40	08/01/2013	250,000	268,743
CME Group Incorporated	5.75	02/15/2014	500,000	553,261
Comerica Bank	5.75	11/21/2016	500,000	561,562
Credit Suisse Guernsey	5.86	05/29/2049	500,000	432,500
Credit Suisse USA Incorporated	4.88	01/15/2015	1,000,000	1,068,487
Credit Suisse USA Incorporated	5.50	08/15/2013	500,000	530,587
Credit Suisse USA Incorporated	7.13	07/15/2032	250,000	304,807
Deutsche Bank Financial LLC	5.38	03/02/2015	300,000	309,206
Equifax Incorporated	4.45	12/01/2014	100,000	107,234
General Electric Capital Corporation	1.88	09/16/2013	200,000	201,880
General Electric Capital Corporation	2.00	09/28/2012	500,000	509,420

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation	2.10%	01/07/2014	$1,000,000	$1,013,623
General Electric Capital Corporation	2.25	11/09/2015	500,000	502,657
General Electric Capital Corporation	2.63	12/28/2012	1,500,000	1,545,861
General Electric Capital Corporation	2.80	01/08/2013	1,000,000	1,022,349
General Electric Capital Corporation	2.95	05/09/2016	500,000	504,216
General Electric Capital Corporation	3.50	06/29/2015	500,000	522,784
General Electric Capital Corporation	3.75	11/14/2014	500,000	526,669
General Electric Capital Corporation	4.38	09/16/2020	2,000,000	2,035,684
General Electric Capital Corporation	4.80	05/01/2013	1,500,000	1,581,923
General Electric Capital Corporation	4.88	03/04/2015	1,500,000	1,630,533
General Electric Capital Corporation	5.00	01/08/2016	1,000,000	1,094,997
General Electric Capital Corporation	5.25	10/19/2012	2,000,000	2,094,066
General Electric Capital Corporation	5.30	02/11/2021	845,000	898,728
General Electric Capital Corporation	5.50	01/08/2020	1,000,000	1,101,987
General Electric Capital Corporation	5.63	09/15/2017	1,500,000	1,665,251
General Electric Capital Corporation	5.63	05/01/2018	1,000,000	1,107,207
General Electric Capital Corporation	5.88	01/14/2038	2,500,000	2,540,230
General Electric Capital Corporation	5.90	05/13/2014	1,625,000	1,802,330
General Electric Capital Corporation	6.00	08/07/2019	850,000	955,428
General Electric Capital Corporation	6.15	08/07/2037	650,000	676,260
General Electric Capital Corporation	6.38	11/15/2067	1,000,000	990,000
General Electric Capital Corporation	6.88	01/10/2039	1,500,000	1,720,773
General Electric Capital Corporation Series A	6.75	03/15/2032	1,600,000	1,794,414
Genworth Global Funding Trusts	5.75	05/15/2013	350,000	357,764
HSBC Bank USA NA New York	4.63	04/01/2014	700,000	723,283
HSBC Bank USA NA New York	5.63	08/15/2035	225,000	215,858
HSBC Finance Capital Trust IX	5.91	11/30/2035	200,000	177,250
HSBC Finance Corporation	5.00	06/30/2015	1,825,000	1,927,534
HSBC Finance Corporation	6.38	11/27/2012	1,800,000	1,888,625
HSBC Finance Corporation 144A	6.68	01/15/2021	1,679,000	1,621,185
JPMorgan Chase & Company	1.65	09/30/2013	500,000	503,525
JPMorgan Chase & Company	2.05	01/24/2014	1,500,000	1,522,661
JPMorgan Chase & Company	2.13	12/26/2012	500,000	510,012
JPMorgan Chase & Company	2.60	01/15/2016	1,500,000	1,495,926
JPMorgan Chase & Company	3.15	07/05/2016	1,000,000	1,020,861
JPMorgan Chase & Company	3.40	06/24/2015	500,000	514,994
JPMorgan Chase & Company	3.70	01/20/2015	1,500,000	1,561,983
JPMorgan Chase & Company	4.40	07/22/2020	1,500,000	1,539,213
JPMorgan Chase & Company	4.63	05/10/2021	1,500,000	1,551,878
JPMorgan Chase & Company	4.65	06/01/2014	1,650,000	1,760,171
JPMorgan Chase & Company	5.25	05/01/2015	1,600,000	1,716,957
JPMorgan Chase & Company	5.38	10/01/2012	2,000,000	2,095,624
JPMorgan Chase & Company	5.60	07/15/2041	100,000	102,718
JPMorgan Chase & Company	5.75	01/02/2013	957,000	1,009,340
JPMorgan Chase & Company	6.00	01/15/2018	1,000,000	1,115,645
JPMorgan Chase & Company	6.30	04/23/2019	1,500,000	1,731,689
JPMorgan Chase & Company	6.40	05/15/2038	1,350,000	1,519,885
JPMorgan Chase Bank National	6.00	10/01/2017	1,250,000	1,400,216
JPMorgan Chase Capital Series XXV Series Y	6.80	10/01/2037	1,250,000	1,241,615
JPMorgan Chase Capital Series XXVII Series AA	7.00	11/01/2039	650,000	648,726
JPMorgan Chase Capital XX Series T	6.55	09/15/2066	400,000	397,304
JPMorgan Chase Capital XXII Series V	6.45	01/15/2087	150,000	148,238

94	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Lazard Group LLC	6.85%	06/15/2017	$500,000	$562,209
Mellon Funding Corporation	5.00	12/01/2014	200,000	217,760
Mellon Funding Corporation	5.20	05/15/2014	100,000	110,074
Mellon Funding Corporation	5.50	11/15/2018	200,000	223,797
Merrill Lynch & Company Incorporated	5.45	02/05/2013	2,000,000	2,051,802
Merrill Lynch & Company Incorporated	5.45	07/15/2014	450,000	463,461
Merrill Lynch & Company Incorporated	5.70	05/02/2017	700,000	684,557
Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,500,000	1,514,085
Merrill Lynch & Company Incorporated	6.11	01/29/2037	1,100,000	917,211
Merrill Lynch & Company Incorporated	6.15	04/25/2013	500,000	520,032
Merrill Lynch & Company Incorporated	6.22	09/15/2026	1,000,000	877,190
Merrill Lynch & Company Incorporated	6.40	08/28/2017	500,000	512,028
Merrill Lynch & Company Incorporated	6.88	04/25/2018	1,690,000	1,752,422
Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,000,000	994,803
NASDAQ OMX Group Incorporated	4.00	01/15/2015	200,000	203,669
NASDAQ OMX Group Incorporated	5.25	01/16/2018	60,000	63,170
NASDAQ OMX Group Incorporated	5.55	01/15/2020	500,000	502,750
National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	600,000	633,086
National Rural Utilities Cooperative Finance Corporation	5.45	04/10/2017	250,000	289,463
National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	590,000	637,150
National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	700,000	1,000,159
National Rural Utilities Cooperative Finance Corporation Series C	8.00	03/01/2032	150,000	207,395
NCUA Guaranteed Notes	3.45	06/12/2021	200,000	210,510
NYSE Euronext	4.80	06/28/2013	250,000	265,594
Orix Corporation	5.00	01/12/2016	500,000	526,366
PACCAR Financial Corporation	1.95	12/17/2012	150,000	152,129
PACCAR Financial Corporation	2.05	06/17/2013	400,000	407,014
PC Financial Partnership	5.00	11/15/2014	250,000	274,258
PNC Financial Services Group	3.63	02/08/2015	1,100,000	1,157,384
PNC Funding Corporation	5.13	02/08/2020	150,000	165,502
PNC Funding Corporation	5.63	02/01/2017	350,000	389,663
PNC Funding Corporation	6.70	06/10/2019	500,000	597,152
Private Export Funding Corporation	4.30	12/15/2021	100,000	111,541
Private Export Funding Corporation	4.95	11/15/2015	250,000	288,092
Teco Finance Incorporated	4.00	03/15/2016	130,000	139,064
Teco Finance Incorporated	5.15	03/15/2020	65,000	72,410
Teco Finance Incorporated	6.57	11/01/2017	250,000	295,719
UBS AG Stamford Connecticut	5.88	07/15/2016	430,000	469,698
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	300,000	270,000
WMC Finance USA Limited	5.13	05/15/2013	250,000	267,940

				133,576,744

Insurance: 0.93%
ACE INA Holdings Incorporated	2.60	11/23/2015	500,000	507,877
ACE INA Holdings Incorporated	5.60	05/15/2015	350,000	385,732
ACE INA Holdings Incorporated	5.88	06/15/2014	75,000	83,312
ACE INA Holdings Incorporated	5.90	06/15/2019	500,000	581,553
Aegon Funding Corporation	5.75	12/15/2020	75,000	79,677
AFLAC Incorporated	3.45	08/15/2015	150,000	153,523
AFLAC Incorporated	6.90	12/17/2039	250,000	250,119
AFLAC Incorporated	8.50	05/15/2019	150,000	186,026
Alleghany Corporation	5.63	09/15/2020	100,000	105,340

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
Allied World Assurance	5.50%	11/15/2020	$300,000	$309,005
Allstate Corporation	5.00	08/15/2014	300,000	327,978
Allstate Corporation	5.55	05/09/2035	830,000	832,651
Allstate Corporation	6.20	05/16/2014	150,000	169,635
Allstate Corporation	6.50	05/15/2057	200,000	183,000
Allstate Corporation	7.45	05/16/2019	650,000	790,192
Allstate Corporation Series B	6.13	05/15/2037	300,000	279,000
American International Group Incorporated	4.25	05/15/2013	500,000	506,062
American International Group Incorporated	5.05	10/01/2015	250,000	253,051
American International Group Incorporated	5.45	05/18/2017	700,000	712,415
American International Group Incorporated	5.85	01/16/2018	850,000	863,625
American International Group Incorporated	6.25	05/01/2036	250,000	242,778
American International Group Incorporated	6.25	03/15/2037	300,000	241,500
American International Group Incorporated	6.40	12/15/2020	1,000,000	1,050,807
American International Group Incorporated	8.18	05/15/2068	1,300,000	1,290,640
American International Group Incorporated	8.25	08/15/2018	750,000	845,256
AON Corporation	3.13	05/27/2016	350,000	350,280
AON Corporation	3.50	09/30/2015	100,000	103,741
AON Corporation	5.00	09/30/2020	550,000	591,207
AON Corporation	6.25	09/30/2040	100,000	110,116
AON Corporation	8.21	01/01/2027	75,000	85,622
Assurant Incorporated	6.75	02/15/2034	375,000	386,195
AXIS Specialty Finance LLC	5.88	06/01/2020	200,000	212,305
CHUBB Corporation	5.75	05/15/2018	250,000	292,116
CHUBB Corporation	6.00	05/11/2037	280,000	308,773
CHUBB Corporation	6.38	03/29/2067	350,000	353,500
CHUBB Corporation Series 1	6.50	05/15/2038	350,000	407,647
Cincinnati Financial Corporation	6.92	05/15/2028	75,000	81,498
CNA Financial Corporation	5.85	12/15/2014	365,000	390,904
CNA Financial Corporation	5.88	08/15/2020	500,000	521,113
CNA Financial Corporation	6.50	08/15/2016	50,000	55,162
CNA Financial Corporation	7.35	11/15/2019	295,000	336,079
Endurance Specialty Holdings Limited	7.00	07/15/2034	200,000	196,732
GE Global Insurance Holdings	7.00	02/15/2026	430,000	485,129
Genworth Financial Incorporated	4.95	10/01/2015	100,000	94,914
Genworth Financial Incorporated	6.52	05/22/2018	500,000	452,879
Genworth Financial Incorporated	7.20	02/15/2021	500,000	436,730
Genworth Financial Incorporated	8.63	12/15/2016	500,000	508,932
Hartford Financial Services Group Incorporated	4.63	07/15/2013	100,000	102,542
Hartford Financial Services Group Incorporated	5.50	10/15/2016	250,000	265,192
Hartford Financial Services Group Incorporated	5.50	03/30/2020	250,000	252,779
Hartford Financial Services Group Incorporated	5.95	10/15/2036	75,000	66,997
Hartford Financial Services Group Incorporated	6.00	01/15/2019	750,000	775,313
Hartford Financial Services Group Incorporated	6.63	03/30/2040	500,000	482,608
Jefferson-Pilot Corporation	4.75	01/30/2014	250,000	265,707
Lincoln National Corporation	4.85	06/24/2021	80,000	78,854
Lincoln National Corporation	6.15	04/07/2036	500,000	484,885
Lincoln National Corporation	6.25	02/15/2020	300,000	325,857
Lincoln National Corporation	7.00	05/17/2066	350,000	325,500
Lincoln National Corporation	8.75	07/01/2019	120,000	148,675
Loews Corporation	5.25	03/15/2016	200,000	224,339

96	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
Markel Corporation	5.35%	06/01/2021	$100,000	$102,462
Markel Corporation	7.13	09/30/2019	100,000	118,661
Marsh & McLennan Companies Incorporated	4.80	07/15/2021	100,000	101,959
Marsh & McLennan Companies Incorporated	5.75	09/15/2015	500,000	561,753
Marsh & McLennan Companies Incorporated	9.25	04/15/2019	300,000	392,374
MetLife Incorporated	2.38	02/06/2014	500,000	510,906
MetLife Incorporated	4.75	02/08/2021	750,000	785,610
MetLife Incorporated	5.00	11/24/2013	250,000	266,439
MetLife Incorporated	5.70	06/15/2035	250,000	258,420
MetLife Incorporated	5.88	02/06/2041	700,000	743,859
MetLife Incorporated	6.38	06/15/2034	280,000	304,096
MetLife Incorporated	6.40	12/15/2066	800,000	726,293
MetLife Incorporated	6.50	12/15/2032	200,000	225,013
MetLife Incorporated	6.75	06/01/2016	500,000	585,648
MetLife Incorporated Series A	6.82	08/15/2018	750,000	886,604
OneBeacon US Holdings Incorporated	5.88	05/15/2013	27,000	28,105
PartnerRe Finance B LLC	5.50	06/01/2020	250,000	256,320
Principal Financial Group Incorporated	7.88	05/15/2014	600,000	686,893
Principal Life Income Funding Trusts	5.30	04/24/2013	500,000	533,755
Progressive Corporation	6.25	12/01/2032	75,000	86,154
Progressive Corporation	6.70	06/15/2067	500,000	495,000
Protective Life Corporation	7.38	10/15/2019	500,000	584,285
Prudential Financal Incorporated	4.50	07/15/2013	100,000	104,905
Prudential Financial Incorporated	2.75	01/14/2013	75,000	76,047
Prudential Financial Incorporated	3.00	05/12/2016	1,000,000	995,818
Prudential Financial Incorporated	3.63	09/17/2012	1,000,000	1,023,670
Prudential Financial Incorporated	3.88	01/14/2015	100,000	103,691
Prudential Financial Incorporated	4.75	09/17/2015	1,000,000	1,069,257
Prudential Financial Incorporated	5.38	06/21/2020	500,000	537,607
Prudential Financial Incorporated	5.70	12/14/2036	538,000	520,817
Prudential Financial Incorporated	6.20	01/15/2015	30,000	33,561
Prudential Financial Incorporated	6.20	11/15/2040	250,000	256,299
Prudential Financial Incorporated	6.63	12/01/2037	65,000	71,381
Prudential Financial Incorporated	7.38	06/15/2019	55,000	65,726
Prudential Financial Incorporated	8.88	06/15/2068	200,000	218,000
Prudential Financial Incorporated Series B	5.75	07/15/2033	500,000	510,937
Prudential Financial Incorporated Series C	5.40	06/13/2035	180,000	171,986
Reinsurance Group of America Incorporated	5.00	06/01/2021	60,000	62,599
Reinsurance Group of America Incorporated	6.45	11/15/2019	350,000	400,531
St. Paul Travelers Companies Incorporated	5.50	12/01/2015	180,000	201,832
The Travelers Companies Incorporated	5.75	12/15/2017	150,000	173,743
The Travelers Companies Incorporated	5.90	06/02/2019	500,000	573,551
The Travelers Companies Incorporated	6.25	06/15/2037	365,000	409,239
Transatlantic Holdings Incorporated	5.75	12/14/2015	475,000	507,969
Transatlantic Holdings Incorporated	8.00	11/30/2039	100,000	114,196
Travelers Property Casualty Corporation	6.38	03/15/2033	600,000	670,224
Unitrin Incorporated	6.00	05/15/2017	100,000	104,059
Unum Group	7.13	09/30/2016	115,000	134,395
Willis North America Incorporated	5.63	07/15/2015	75,000	82,188
Willis North America Incorporated	7.00	09/29/2019	500,000	575,147
WR Berkley Corporation	5.38	09/15/2020	200,000	208,549
WR Berkley Corporation	6.25	02/15/2037	100,000	99,932

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
XL Capital Limited	6.25%	05/15/2027	$100,000	$103,591
XL Capital Limited	6.38	11/15/2024	100,000	104,593

				41,318,225

Real Estate Management & Development: 0.02%
AMB Property LP	6.63	12/01/2019	500,000	509,098
Regency Centers LP	4.80	04/15/2021	200,000	209,625
Regency Centers LP	5.88	06/15/2017	100,000	113,625

				832,348

REIT: 0.41%
AvalonBay Communities Incorporated	5.70	03/15/2017	150,000	171,413
AvalonBay Communities Incorporated	6.10	03/15/2020	100,000	114,065
BioMed Realty Trust Incorporated	3.85	04/15/2016	150,000	151,345
Boston Properties LP	4.13	05/15/2021	300,000	292,238
Boston Properties LP	5.63	04/15/2015	250,000	277,647
Boston Properties LP	5.63	11/15/2020	500,000	550,829
Boston Properties LP	5.88	10/15/2019	500,000	556,444
Brandywine Operating Partnership LP	7.50	05/15/2015	350,000	400,072
BRE Properties Incorporated	5.20	03/15/2021	65,000	68,823
Camden Property Trust	4.63	06/15/2021	150,000	152,531
Camden Property Trust	4.88	06/15/2023	100,000	102,380
Commonwealth REIT	5.88	09/15/2020	100,000	103,674
Digital Realty Trust LP	5.25	03/15/2021	100,000	100,028
Digital Realty Trust LP	5.88	02/01/2020	300,000	312,880
Duke Realty LP	5.95	02/15/2017	350,000	379,226
Duke Realty LP	6.25	05/15/2013	200,000	211,473
Duke Realty LP	7.38	02/15/2015	500,000	552,622
ERP Operating LP	5.25	09/15/2014	480,000	520,795
ERP Operating LP	5.75	06/15/2017	750,000	847,316
HCP Incorporated	2.70	02/01/2014	360,000	358,385
HCP Incorporated	3.75	02/01/2016	355,000	358,352
HCP Incorporated	5.38	02/01/2021	65,000	66,144
HCP Incorporated	5.63	05/01/2017	100,000	107,379
HCP Incorporated	6.00	01/30/2017	200,000	215,361
HCP Incorporated	6.70	01/30/2018	500,000	553,644
HCP Incorporated	6.75	02/01/2041	65,000	65,871
Health Care Incorporated	3.63	03/15/2016	300,000	300,234
Health Care Incorporated	4.70	09/15/2017	500,000	509,554
Health Care Incorporated	4.95	01/15/2021	250,000	244,566
Health Care Incorporated	5.25	01/15/2022	100,000	99,551
Health Care Incorporated	5.75	01/15/2021	250,000	252,031
Health Care Incorporated	6.13	04/15/2020	250,000	269,718
Health Care Incorporated	6.50	01/17/2017	60,000	65,551
Health Care Incorporated	6.50	03/15/2041	100,000	96,877
Highwoods Realty Limited	5.85	03/15/2017	300,000	326,243
Hospitality Properties Trust	5.63	03/15/2017	75,000	76,096
Hospitality Properties Trust	7.88	08/15/2014	500,000	556,569
HRPT Properties Trust	5.75	11/01/2015	350,000	374,778
Kilroy Realty Corporation	4.80	07/15/2018	150,000	149,416
Kilroy Realty Corporation	5.00	11/03/2015	100,000	105,769

98	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT (continued)
Kimco Realty Corporation	5.70%	05/01/2017	$500,000	$550,133
Kimco Realty Corporation	6.88	10/01/2019	100,000	114,564
Liberty Property LP	4.75	10/01/2020	250,000	254,866
Liberty Property LP	5.50	12/15/2016	75,000	83,246
Liberty Property LP	6.63	10/01/2017	150,000	176,735
Mack-Cali Realty Corporation	7.75	08/15/2019	150,000	186,949
National Retail Properties Incorporated	6.88	10/15/2017	100,000	113,836
ProLogis Trust	6.25	03/15/2017	100,000	110,190
ProLogis Trust	6.63	05/15/2018	100,000	103,832
ProLogis Trust	6.88	03/15/2020	531,000	549,617
ProLogis Trust	7.63	08/15/2014	100,000	112,854
Realty Income Corporation	5.75	01/15/2021	300,000	331,639
Realty Income Corporation	5.95	09/15/2016	100,000	111,511
Senior Housing Properties Trust	4.30	01/15/2016	100,000	99,932
Simon Property Group LP	4.20	02/01/2015	90,000	95,972
Simon Property Group LP	4.38	03/01/2021	500,000	499,574
Simon Property Group LP	5.10	06/15/2015	750,000	816,524
Simon Property Group LP	5.25	12/01/2016	50,000	54,736
Simon Property Group LP	5.65	02/01/2020	200,000	219,811
Simon Property Group LP	5.75	12/01/2015	125,000	139,702
Simon Property Group LP	5.88	03/01/2017	250,000	284,941
Simon Property Group LP	6.13	05/30/2018	100,000	112,516
Simon Property Group LP	6.75	02/01/2040	350,000	394,143
Simon Property Group LP	10.35	04/01/2019	600,000	826,007
Tanger Properties LP	6.15	11/15/2015	250,000	281,776
UDR Incorporated	4.25	06/01/2018	150,000	152,399
Ventas Realty LP	3.13	11/30/2015	100,000	100,903
Ventas Realty LP	4.75	06/01/2021	150,000	144,480
Vornado Realty Trust	4.25	04/01/2015	250,000	262,978

				18,304,256

Health Care: 1.56%

Biotechnology: 0.15%
Amgen Incorporated	2.30	06/15/2016	600,000	613,220
Amgen Incorporated	4.10	06/15/2021	100,000	105,131
Amgen Incorporated	4.50	03/15/2020	65,000	71,129
Amgen Incorporated	4.95	10/01/2041	500,000	496,499
Amgen Incorporated	5.65	06/15/2042	600,000	654,400
Amgen Incorporated	5.70	02/01/2019	1,000,000	1,176,852
Amgen Incorporated	5.75	03/15/2040	80,000	88,479
Amgen Incorporated	5.85	06/01/2017	350,000	416,067
Amgen Incorporated	6.15	06/01/2018	250,000	301,145
Amgen Incorporated	6.38	06/01/2037	500,000	599,285
Amgen Incorporated	6.40	02/01/2039	250,000	298,725
Biogen Idec Incorporated	6.88	03/01/2018	500,000	608,949
Celgene Corporation	2.45	10/15/2015	200,000	203,404
Celgene Corporation	3.95	10/15/2020	200,000	201,732
Genzyme Corporation	3.63	06/15/2015	250,000	268,793
Genzyme Corporation	5.00	06/15/2020	200,000	228,725
Gilead Sciences Incorporated	4.50	04/01/2021	500,000	535,475

				6,868,010

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	99

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Equipment & Supplies: 0.21%
Baxter International Incorporated	1.80%	03/15/2013	$560,000	$568,788
Baxter International Incorporated	4.25	03/15/2020	100,000	108,268
Baxter International Incorporated	5.38	06/01/2018	500,000	583,161
Baxter International Incorporated	5.90	09/01/2016	50,000	59,771
Baxter International Incorporated	6.25	12/01/2037	250,000	310,466
Becton Dickinson and Company	3.25	11/12/2020	350,000	353,152
Becton Dickinson and Company	6.00	05/15/2039	200,000	241,967
Boston Scientific Corporation	4.50	01/15/2015	750,000	792,647
Boston Scientific Corporation	6.00	01/15/2020	350,000	386,574
Boston Scientific Corporation	6.40	06/15/2016	350,000	398,943
Boston Scientific Corporation	7.38	01/15/2040	300,000	356,091
C.R. Bard Incorporated	2.88	01/15/2016	100,000	104,417
C.R. Bard Incorporated	4.40	01/15/2021	168,000	184,386
CareFusion Corporation	6.38	08/01/2019	500,000	595,207
Dentsply International	2.75	08/15/2016	55,000	55,086
Hospira Incorporated	6.05	03/30/2017	500,000	583,672
Hospira Incorporated	6.40	05/15/2015	45,000	51,810
Medtronic Incorporated	3.00	03/15/2015	750,000	794,429
Medtronic Incorporated	4.45	03/15/2020	500,000	558,721
Medtronic Incorporated	4.50	03/15/2014	250,000	272,618
Medtronic Incorporated	5.55	03/15/2040	300,000	348,989
St. Jude Medical Incorporated	2.50	01/15/2016	250,000	257,121
St. Jude Medical Incorporated	3.75	07/15/2014	500,000	535,547
Stryker Corporation	3.00	01/15/2015	150,000	158,027
Stryker Corporation	4.38	01/15/2020	150,000	162,648
Zimmer Holdings Incorporated	4.63	11/30/2019	250,000	271,147
Zimmer Holdings Incorporated	5.75	11/30/2039	250,000	278,381

				9,372,034

Health Care Providers & Services: 0.38%
Aetna Incorporated	3.95	09/01/2020	200,000	205,550
Aetna Incorporated	4.13	06/01/2021	200,000	206,290
Aetna Incorporated	6.00	06/15/2016	300,000	348,203
Aetna Incorporated	6.63	06/15/2036	650,000	778,638
Amerisourcebergen Corporation	4.88	11/15/2019	250,000	276,424
Cardinal Health Incorporated	5.80	10/15/2016	350,000	404,764
CIGNA Corporation	4.38	12/15/2020	500,000	522,829
CIGNA Corporation	4.50	03/15/2021	100,000	104,443
CIGNA Corporation	5.13	06/15/2020	215,000	234,634
CIGNA Corporation	5.88	03/15/2041	80,000	84,173
CIGNA Corporation	6.15	11/15/2036	50,000	55,532
Coventry Health Care Incorporated	5.45	06/15/2021	80,000	86,042
Express Scripts Incorporated	3.13	05/15/2016	400,000	408,923
Express Scripts Incorporated	6.25	06/15/2014	750,000	835,082
Humana Incorporated	7.20	06/15/2018	500,000	596,514
Laboratory Corporation of America Holdings	4.63	11/15/2020	500,000	539,902
Laboratory Corporation of America Holdings	5.63	12/15/2015	200,000	228,974
McKesson Corporation	3.25	03/01/2016	500,000	532,981
McKesson Corporation	6.00	03/01/2041	250,000	288,982
McKesson Corporation	7.50	02/15/2019	500,000	642,619
McKesson HBOC Incorporated	5.25	03/01/2013	300,000	318,747
Medco Health Solutions Incorporated	4.13	09/15/2020	500,000	501,080

100	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Providers & Services (continued)
Medco Health Solutions Incorporated	7.25%	08/15/2013	$750,000	$824,563
Quest Diagnostics Incorporated	4.75	01/30/2020	590,000	634,976
Quest Diagnostics Incorporated	5.75	01/30/2040	40,000	41,456
Quest Diagnostics Incorporated	6.40	07/01/2017	400,000	475,962
Quest Diagnostics Incorporated	6.95	07/01/2037	100,000	120,408
UnitedHealth Group Incorporated	4.88	04/01/2013	500,000	528,421
UnitedHealth Group Incorporated	5.00	08/15/2014	500,000	551,066
UnitedHealth Group Incorporated	5.80	03/15/2036	250,000	267,221
UnitedHealth Group Incorporated	5.95	02/15/2041	500,000	551,749
UnitedHealth Group Incorporated	6.00	02/15/2018	1,000,000	1,169,030
UnitedHealth Group Incorporated	6.63	11/15/2037	150,000	178,316
UnitedHealth Group Incorporated	6.88	02/15/2038	500,000	611,710
WellPoint Incorporated	5.25	01/15/2016	100,000	112,447
WellPoint Incorporated	5.80	08/15/2040	135,000	149,539
WellPoint Incorporated	5.85	01/15/2036	725,000	790,146
WellPoint Incorporated	5.88	06/15/2017	750,000	871,457
WellPoint Incorporated	7.00	02/15/2019	500,000	619,834

				16,699,627

Life Sciences Tools & Services: 0.06%
Life Technologies Corporation	4.40	03/01/2015	300,000	315,163
Life Technologies Corporation	5.00	01/15/2021	150,000	154,674
Life Technologies Corporation	6.00	03/01/2020	250,000	271,870
Thermo Fisher Scientific Incorporated	2.05	02/21/2014	530,000	546,698
Thermo Fisher Scientific Incorporated	3.20	05/01/2015	500,000	530,719
Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,000	41,899
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	540,000	583,903

				2,444,926

Pharmaceuticals: 0.76%
Abbott Laboratories	2.70	05/27/2015	350,000	370,979
Abbott Laboratories	4.13	05/27/2020	500,000	547,465
Abbott Laboratories	5.13	04/01/2019	350,000	409,419
Abbott Laboratories	5.15	11/30/2012	1,000,000	1,058,208
Abbott Laboratories	5.30	05/27/2040	500,000	545,733
Abbott Laboratories	5.60	11/30/2017	1,000,000	1,195,967
Abbott Laboratories	5.88	05/15/2016	150,000	177,482
Abbott Laboratories	6.00	04/01/2039	300,000	356,515
Abbott Laboratories	6.15	11/30/2037	475,000	582,719
Allergan Incorporated	3.38	09/15/2020	500,000	511,304
Bristol-Myers Squibb Company	5.45	05/01/2018	500,000	592,023
Bristol-Myers Squibb Company	5.88	11/15/2036	582,000	678,023
Bristol-Myers Squibb Company	6.13	05/01/2038	13,000	15,629
Eli Lilly & Company	4.20	03/06/2014	800,000	867,351
Eli Lilly & Company	5.20	03/15/2017	500,000	582,839
Eli Lilly & Company	5.50	03/15/2027	400,000	456,648
Eli Lilly & Company	5.95	11/15/2037	500,000	598,237
Genetech Incorporated	4.75	07/15/2015	500,000	561,949
GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	250,000	273,200
GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,000,000	1,070,661
GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	300,000	329,991

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	101

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Incorporated	5.65%	05/15/2018	$1,000,000	$1,197,311
GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	900,000	1,115,910
Johnson & Johnson	2.15	05/15/2016	500,000	520,533
Johnson & Johnson	4.50	09/01/2040	300,000	307,622
Johnson & Johnson	4.85	05/15/2041	200,000	216,045
Johnson & Johnson	4.95	05/15/2033	180,000	196,519
Johnson & Johnson	5.15	07/15/2018	500,000	600,954
Johnson & Johnson	5.55	08/15/2017	250,000	301,256
Johnson & Johnson	5.85	07/15/2038	500,000	614,001
Johnson & Johnson	6.73	11/15/2023	300,000	410,359
Merck & Company Incorporated	3.88	01/15/2021	350,000	374,935
Merck & Company Incorporated	4.75	03/01/2015	225,000	254,286
Merck & Company Incorporated	5.00	06/30/2019	250,000	292,262
Merck & Company Incorporated	5.75	11/15/2036	400,000	467,176
Merck & Company Incorporated	5.85	06/30/2039	150,000	178,582
Merck & Company Incorporated	5.95	12/01/2028	65,000	78,267
Merck & Company Incorporated	6.00	09/15/2017	1,000,000	1,221,784
Merck & Company Incorporated	6.30	01/01/2026	250,000	317,939
Merck & Company Incorporated	6.40	03/01/2028	500,000	624,786
Novartis Capital Corporation	1.90	04/24/2013	595,000	608,895
Novartis Capital Corporation	2.90	04/24/2015	850,000	900,406
Novartis Capital Corporation	4.13	02/10/2014	475,000	513,566
Novartis Capital Corporation	4.40	04/24/2020	500,000	553,039
Pfizer Incorporated	4.50	02/15/2014	300,000	327,527
Pfizer Incorporated	5.35	03/15/2015	1,250,000	1,425,448
Pfizer Incorporated	5.45	04/01/2017	500,000	588,576
Pfizer Incorporated	5.50	02/01/2014	500,000	553,610
Pfizer Incorporated	5.50	02/15/2016	180,000	207,590
Pfizer Incorporated	5.95	04/01/2037	350,000	402,392
Pfizer Incorporated	6.00	02/15/2036	625,000	722,799
Pfizer Incorporated	6.20	03/15/2019	2,000,000	2,457,576
Pfizer Incorporated	6.50	02/01/2034	500,000	620,226
Pfizer Incorporated	7.20	03/15/2039	750,000	1,011,260
Schering-Plough Corporation	5.30	12/01/2013	900,000	989,505
Schering-Plough Corporation	6.50	12/01/2033	120,000	152,604
Schering-Plough Corporation	6.55	09/15/2037	475,000	613,406
Watson Pharmaceuticals Incorporated	5.00	08/15/2014	125,000	136,583
Watson Pharmaceuticals Incorporated	6.13	08/15/2019	130,000	149,244

				34,007,121

Industrials: 1.54%

Aerospace & Defense: 0.42%
Boeing Company	1.88	11/20/2012	500,000	506,874
Boeing Company	4.88	02/15/2020	140,000	157,710
Boeing Company	5.00	03/15/2014	1,000,000	1,104,140
Boeing Company	5.88	02/15/2040	30,000	35,525
Boeing Company	6.00	03/15/2019	300,000	363,459
Boeing Company	6.13	02/15/2033	180,000	216,747
Boeing Company	6.88	03/15/2039	800,000	1,036,634
General Dynamics Corporation	1.38	01/15/2015	200,000	201,372
General Dynamics Corporation	2.25	07/15/2016	200,000	205,900

102	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Aerospace & Defense (continued)
General Dynamics Corporation	3.88%	07/15/2021	$200,000	$214,197
General Dynamics Corporation	4.25	05/15/2013	500,000	531,182
General Dynamics Corporation	5.25	02/01/2014	500,000	553,437
Goodrich Corporation	4.88	03/01/2020	550,000	615,558
Honeywell International Incorporated	3.88	02/15/2014	500,000	538,959
Honeywell International Incorporated	4.25	03/01/2013	500,000	527,341
Honeywell International Incorporated	4.25	03/01/2021	50,000	54,755
Honeywell International Incorporated	5.00	02/15/2019	750,000	855,484
Honeywell International Incorporated	5.30	03/01/2018	100,000	117,414
Honeywell International Incorporated	5.38	03/01/2041	365,000	401,300
Honeywell International Incorporated	5.70	03/15/2037	250,000	287,141
ITT Corporation	4.90	05/01/2014	395,000	433,869
ITT Corporation	6.13	05/01/2019	60,000	74,655
L-3 Communications Corporation	4.95	02/15/2021	500,000	523,566
L-3 Communications Corporation	5.20	10/15/2019	500,000	538,095
Lockheed Martin Corporation	4.12	03/14/2013	100,000	105,166
Lockheed Martin Corporation	4.25	11/15/2019	1,000,000	1,091,215
Lockheed Martin Corporation	5.50	11/15/2039	150,000	159,726
Lockheed Martin Corporation	5.72	06/01/2040	162,000	176,658
Lockheed Martin Corporation Series B	6.15	09/01/2036	350,000	400,768
Northrop Grumman Corporation	1.85	11/15/2015	300,000	299,564
Northrop Grumman Corporation	3.50	03/15/2021	300,000	302,276
Northrop Grumman Corporation	3.70	08/01/2014	90,000	96,179
Northrop Grumman Corporation	5.05	08/01/2019	85,000	96,555
Northrop Grumman Corporation	5.05	11/15/2040	100,000	100,069
Northrop Grumman Corporation	7.75	02/15/2031	300,000	419,842
Raytheon Company	1.63	10/15/2015	500,000	501,365
Raytheon Company	4.40	02/15/2020	600,000	644,336
Raytheon Company	7.20	08/15/2027	120,000	155,051
Rockwell Collins Incorporated	5.25	07/15/2019	50,000	57,796
United Technologies Corporation	4.50	04/15/2020	500,000	557,077
United Technologies Corporation	4.88	05/01/2015	850,000	964,041
United Technologies Corporation	6.05	06/01/2036	400,000	478,778
United Technologies Corporation	6.13	02/01/2019	565,000	700,633
United Technologies Corporation	6.13	07/15/2038	500,000	604,113
United Technologies Corporation	7.50	09/15/2029	430,000	598,349

				18,604,871

Air Freight & Logistics: 0.09%
Fedex Corporation	7.38	01/15/2014	20,000	22,811
Fedex Corporation	8.00	01/15/2019	400,000	516,878
United Parcel Service Incorporated	3.13	01/15/2021	900,000	926,461
United Parcel Service Incorporated	3.88	04/01/2014	350,000	378,023
United Parcel Service Incorporated	4.50	01/15/2013	600,000	632,926
United Parcel Service Incorporated	5.50	01/15/2018	100,000	118,591
United Parcel Service Incorporated	6.20	01/15/2038	795,000	993,035
United Parcel Service Incorporated Class B	5.13	04/01/2019	500,000	596,229

				4,184,954

Airlines: 0.07%
American Airlines Incorporated	10.38	07/02/2019	187,723	204,619
Continental Airlines Incorporated	4.75	01/12/2021	500,000	467,500

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	103

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Airlines (continued)
Continental Airlines Incorporated	9.00%	07/08/2016	$136,810	$147,754
Continental Airlines Incorporated Series A	5.98	04/19/2022	402,482	408,519
Delta Air Lines Incorporated	4.95	05/23/2019	197,136	190,770
Delta Air Lines Incorporated	6.82	02/10/2024	86,979	88,719
Delta Air Lines Incorporated	7.75	06/17/2021	420,673	441,706
Northwest Airlines Incorporated	7.03	11/01/2019	186,797	186,797
Southwest Airlines Company	5.25	10/01/2014	500,000	531,625
United Airlines Incorporated	10.40	05/01/2018	272,736	298,973

				2,966,982

Building Products: 0.01%
Owens Corning Incorporated	6.50	12/01/2016	500,000	534,936

Commercial Services & Supplies: 0.22%
Allied Waste North America Incorporated	6.88	06/01/2017	1,000,000	1,077,500
Avery Dennison Corporation	5.38	04/15/2020	350,000	359,416
Black & Decker Corporation	8.95	04/15/2014	500,000	590,340
Cintas Corporation No. 2	2.85	06/01/2016	200,000	207,393
Cintas Corporation No. 2	4.30	06/01/2021	60,000	64,256
Cooper US Incorporated	2.38	01/15/2016	200,000	204,655
Cooper US Incorporated	3.88	12/15/2020	200,000	210,162
Cooper US Incorporated	6.10	07/01/2017	100,000	120,789
CRH America Incorporated	5.30	10/15/2013	180,000	190,313
CRH America Incorporated	6.00	09/30/2016	850,000	938,884
CRH America Incorporated	8.13	07/15/2018	200,000	235,435
Equifax Incorporated	7.00	07/01/2037	50,000	53,793
Pitney Bowes Incorporated	4.63	10/01/2012	800,000	829,177
Pitney Bowes Incorporated	4.75	01/15/2016	250,000	268,100
Pitney Bowes Incorporated	5.25	01/15/2037	500,000	521,871
Pitney Bowes Incorporated	5.75	09/15/2017	100,000	108,918
Republic Services Incorporated	3.80	05/15/2018	100,000	104,901
Republic Services Incorporated	4.75	05/15/2023	300,000	318,351
Republic Services Incorporated	5.25	11/15/2021	50,000	55,915
Republic Services Incorporated	5.50	09/15/2019	125,000	143,338
Republic Services Incorporated	5.70	05/15/2041	550,000	569,649
Waste Management Incorporated	4.60	03/01/2021	200,000	215,851
Waste Management Incorporated	4.75	06/30/2020	500,000	540,494
Waste Management Incorporated	5.00	03/15/2014	415,000	453,084
Waste Management Incorporated	6.10	03/15/2018	326,000	381,356
Waste Management Incorporated	6.13	11/30/2039	500,000	556,459
Waste Management Incorporated	7.75	05/15/2032	400,000	518,312

				9,838,712

Electrical Equipment: 0.06%
Emerson Electric Company	4.13	04/15/2015	300,000	331,112
Emerson Electric Company	4.25	11/15/2020	200,000	220,690
Emerson Electric Company	4.75	10/15/2015	100,000	112,573
Emerson Electric Company	4.88	10/15/2019	200,000	227,640
Emerson Electric Company	5.25	10/15/2018	50,000	58,491
Emerson Electric Company	5.25	11/15/2039	500,000	571,332
Emerson Electric Company	5.38	10/15/2017	200,000	233,252
Emerson Electric Company	6.13	04/15/2039	100,000	123,610

104	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electrical Equipment (continued)
Hubbell Incorporated	3.63%	11/15/2022	$200,000	$203,480
Rockwell Automation Incorporated	6.25	12/01/2037	300,000	364,901
Roper Industries Incorporated	6.25	09/01/2019	200,000	235,954
Roper Industries Incorporated	6.63	08/15/2013	200,000	220,422

				2,903,457

Industrial Conglomerates: 0.18%
3M Company	4.38	08/15/2013	600,000	645,890
3M Company	5.70	03/15/2037	325,000	395,376
Danaher Corporation	1.30	06/23/2014	560,000	568,133
Danaher Corporation	2.30	06/23/2016	100,000	102,677
Danaher Corporation	3.90	06/23/2021	100,000	106,261
Danaher Corporation	5.40	03/01/2019	450,000	528,987
GATX Corporation	3.50	07/15/2016	245,000	258,252
GATX Corporation	4.85	06/01/2021	100,000	105,742
GATX Corporation	8.75	05/15/2014	200,000	233,334
General Electric Company	5.00	02/01/2013	1,660,000	1,749,306
General Electric Company	5.25	12/06/2017	1,600,000	1,792,469
Philips Electronics NV	6.88	03/11/2038	250,000	303,887
Textron Incorporated	7.25	10/01/2019	350,000	421,453
Tyco Electronics Group SA	7.13	10/01/2037	350,000	434,198
Tyco International Limited	6.88	01/15/2021	500,000	622,514

				8,268,479

Machinery: 0.19%
Caterpillar Incorporated	1.38	05/27/2014	100,000	101,021
Caterpillar Incorporated	1.90	12/17/2012	95,000	96,606
Caterpillar Incorporated	3.90	05/27/2021	1,000,000	1,065,303
Caterpillar Incorporated	5.20	05/27/2041	555,000	594,050
Caterpillar Incorporated	6.05	08/15/2036	900,000	1,073,608
Deere & Company	4.38	10/16/2019	400,000	445,850
Deere & Company	5.38	10/16/2029	300,000	346,247
Deere & Company	6.95	04/25/2014	1,000,000	1,156,560
Dover Corporation	4.30	03/01/2021	500,000	546,146
Dover Corporation	5.38	10/15/2035	200,000	222,585
Dover Corporation	5.45	03/15/2018	100,000	117,094
Dover Corporation	6.60	03/15/2038	60,000	78,112
Eaton Corporation	5.60	05/15/2018	500,000	588,047
Eaton Corporation	6.95	03/20/2019	200,000	255,492
Harsco Corporation	2.70	10/15/2015	100,000	102,480
IDEX Corporation	4.50	12/15/2020	100,000	103,947
Illinois Tool Works Incorporated 144A	3.38	09/15/2021	120,000	120,389
Illinois Tool Works Incorporated 144A	4.88	09/15/2041	45,000	45,209
Illinois Tool Works Incorporated	5.15	04/01/2014	300,000	330,905
Illinois Tool Works Incorporated	6.25	04/01/2019	155,000	187,294
Parker Hannifin Corporation	3.50	09/15/2022	100,000	102,525
Parker Hannifin Corporation	5.50	05/15/2018	135,000	159,945
Parker Hannifin Corporation	6.25	05/15/2038	60,000	73,898
Pentair Incorporated	5.00	05/15/2021	300,000	311,274
Snap-on Incorporated	6.13	09/01/2021	150,000	181,296

				8,405,883

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	105

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Road & Rail: 0.30%
Burlington Northern Santa Fe LLC	3.60%	09/01/2020	$200,000	$200,213
Burlington Northern Santa Fe LLC	4.70	10/01/2019	125,000	137,530
Burlington Northern Santa Fe LLC	4.88	01/15/2015	500,000	556,728
Burlington Northern Santa Fe LLC	5.65	05/01/2017	360,000	419,090
Burlington Northern Santa Fe LLC	5.75	05/01/2040	550,000	601,297
Burlington Northern Santa Fe LLC	6.15	05/01/2037	650,000	744,452
Canadian National Railway Company	4.40	03/15/2013	300,000	316,793
Canadian National Railway Company	6.38	11/15/2037	550,000	675,950
Con-Way Incorporated	7.25	01/15/2018	350,000	394,356
CSX Corporation	3.70	10/30/2020	250,000	253,173
CSX Corporation	4.25	06/01/2021	200,000	209,147
CSX Corporation	5.60	05/01/2017	100,000	114,789
CSX Corporation	6.00	10/01/2036	300,000	338,178
CSX Corporation	6.15	05/01/2037	320,000	366,499
CSX Corporation	6.22	04/30/2040	200,000	231,357
CSX Corporation	6.25	04/01/2015	700,000	812,853
CSX Corporation	7.38	02/01/2019	500,000	629,984
Norfolk Southern Corporation	5.59	05/17/2025	275,000	313,994
Norfolk Southern Corporation	5.75	04/01/2018	1,100,000	1,290,560
Norfolk Southern Corporation	5.90	06/15/2019	65,000	78,002
Norfolk Southern Corporation	7.05	05/01/2037	300,000	393,317
Norfolk Southern Corporation	7.25	02/15/2031	500,000	661,697
Ryder System Incorporated	3.15	03/02/2015	115,000	120,833
Ryder System Incorporated	3.50	06/01/2017	200,000	206,121
Ryder System Incorporated	5.85	03/01/2014	300,000	329,225
Ryder System Incorporated	5.85	11/01/2016	250,000	288,892
Union Pacific Corporation	4.00	02/01/2021	500,000	516,385
Union Pacific Corporation 144A	4.16	07/15/2022	437,000	463,032
Union Pacific Corporation	4.88	01/15/2015	360,000	398,468
Union Pacific Corporation	5.78	07/15/2040	300,000	328,457
Union Pacific Corporation	6.15	05/01/2037	40,000	46,637
Union Pacific Corporation	6.63	02/01/2029	600,000	740,702

				13,178,711

Information Technology: 1.15%

Communications Equipment: 0.18%
Cisco Systems Incorporated	2.90	11/17/2014	350,000	370,624
Cisco Systems Incorporated	3.15	03/14/2017	1,500,000	1,574,831
Cisco Systems Incorporated	4.45	01/15/2020	850,000	928,266
Cisco Systems Incorporated	4.95	02/15/2019	600,000	678,102
Cisco Systems Incorporated	5.50	02/22/2016	775,000	896,809
Cisco Systems Incorporated	5.50	01/15/2040	700,000	761,112
Cisco Systems Incorporated	5.90	02/15/2039	800,000	903,588
Harris Corporation	4.40	12/15/2020	300,000	313,061
Harris Corporation	5.95	12/01/2017	400,000	460,108
Juniper Networks Incorporated	3.10	03/15/2016	250,000	260,671
Motorola Incorporated	6.00	11/15/2017	700,000	810,711
Motorola Incorporated	7.50	05/15/2025	120,000	143,687

				8,101,570

106	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Computers & Peripherals: 0.19%
Dell Incorporated	3.10%	04/01/2016	$500,000	$522,428
Dell Incorporated	4.70	04/15/2013	300,000	316,501
Dell Incorporated	5.63	04/15/2014	500,000	552,338
Dell Incorporated	5.88	06/15/2019	550,000	629,512
Dell Incorporated	6.50	04/15/2038	100,000	117,085
Dell Incorporated	7.10	04/15/2028	450,000	542,323
Hewlett-Packard Company	1.25	09/13/2013	600,000	596,399
Hewlett-Packard Company	2.65	06/01/2016	1,000,000	1,026,203
Hewlett-Packard Company	3.75	12/01/2020	250,000	248,330
Hewlett-Packard Company	4.30	06/01/2021	500,000	518,677
Hewlett-Packard Company	4.50	03/01/2013	500,000	524,442
Hewlett-Packard Company	4.75	06/02/2014	1,500,000	1,633,092
Hewlett-Packard Company	5.40	03/01/2017	500,000	567,972
Hewlett-Packard Company	5.50	03/01/2018	500,000	570,458
Lexmark International Incorporated	6.65	06/01/2018	250,000	278,824

				8,644,584

Electronic Equipment, Instruments & Components: 0.05%
Agilent Technologies Incorporated	5.50	09/14/2015	500,000	556,733
Agilent Technologies Incorporated	6.50	11/01/2017	260,000	305,719
Amphenol Corporation	4.75	11/15/2014	150,000	160,172
Arrow Electronics Incorporated	5.13	03/01/2021	300,000	300,869
Arrow Electronics Incorporated	6.00	04/01/2020	100,000	108,083
Avnet Incorporated	5.88	06/15/2020	100,000	108,841
Avnet Incorporated	6.63	09/15/2016	300,000	343,358
Corning Incorporated	4.25	08/15/2020	250,000	263,970
Corning Incorporated	5.75	08/15/2040	150,000	157,750
Corning Incorporated	6.63	05/15/2019	20,000	24,187

				2,329,682

Internet Software & Services: 0.04%
eBay Incorporated	0.88	10/15/2013	65,000	65,302
eBay Incorporated	1.63	10/15/2015	400,000	403,323
eBay Incorporated	3.25	10/15/2020	200,000	196,032
Google Incorporated	2.13	05/19/2016	500,000	516,069
Google Incorporated	3.63	05/19/2021	500,000	528,888

				1,709,614

IT Services: 0.27%
Western Union Company	5.25	04/01/2020	80,000	87,904
Western Union Company	5.93	10/01/2016	75,000	84,824
Western Union Company	6.20	11/17/2036	75,000	77,975
Western Union Company	6.20	06/21/2040	200,000	209,813
Western Union Company	6.50	02/26/2014	500,000	553,507
Computer Sciences Corporation	5.50	03/15/2013	500,000	527,913
Computer Sciences Corporation Series WI	6.50	03/15/2018	150,000	162,949
Electronic Data Systems Corporation Series B	6.00	08/01/2013	180,000	195,658
Fiserv Incorporated	4.75	06/15/2021	500,000	522,402
Fiserv Incorporated	6.80	11/20/2017	100,000	117,854
IBM Corporation	1.00	08/05/2013	1,000,000	1,006,588
IBM Corporation	1.95	07/22/2016	725,000	735,284

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	107

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

IT Services (continued)
IBM Corporation	2.10%	05/06/2013	$750,000	$767,413
IBM Corporation	4.75	11/29/2012	200,000	210,431
IBM Corporation	5.60	11/30/2039	900,000	1,045,344
IBM Corporation	5.70	09/14/2017	1,000,000	1,198,518
IBM Corporation	5.88	11/29/2032	250,000	296,862
IBM Corporation	7.00	10/30/2025	300,000	402,103
IBM Corporation	7.63	10/15/2018	1,500,000	1,982,141
IBM International Group Capital LLC	5.05	10/22/2012	1,000,000	1,051,181
SAIC Incorporated 144A	4.45	12/01/2020	500,000	533,687
SAIC Incorporated 144A	5.95	12/01/2040	100,000	109,676

				11,880,027

Office Electronics: 0.06%
Xerox Corporation	4.25	02/15/2015	500,000	537,992
Xerox Corporation	5.63	12/15/2019	200,000	223,947
Xerox Corporation	6.35	05/15/2018	150,000	175,923
Xerox Corporation	6.40	03/15/2016	500,000	572,430
Xerox Corporation	6.75	02/01/2017	250,000	292,811
Xerox Corporation	6.75	12/15/2039	100,000	113,496
Xerox Corporation	8.25	05/15/2014	570,000	659,230

				2,575,829

Semiconductors & Semiconductor Equipment: 0.07%
Analog Devices Incorporated	5.00	07/01/2014	250,000	277,182
Applied Materials Incorporated	2.65	06/15/2016	500,000	508,633
Applied Materials Incorporated	4.30	06/15/2021	300,000	312,982
Applied Materials Incorporated	5.85	06/15/2041	200,000	214,945
Broadcom Corporation 144A	2.38	11/01/2015	200,000	202,445
KLA Tencor Corporation	6.90	05/01/2018	300,000	348,722
National Semiconductor Corporation	3.95	04/15/2015	350,000	379,414
Texas Instruments Incorporated	0.88	05/15/2013	200,000	200,852
Texas Instruments Incorporated	1.38	05/15/2014	500,000	506,840

				2,952,015

Software: 0.29%
Adobe Systems Incorporated	3.25	02/01/2015	100,000	105,388
Adobe Systems Incorporated	4.75	02/01/2020	325,000	343,760
CA Incorporated	5.38	12/01/2019	500,000	550,163
CA Incorporated	6.13	12/01/2014	500,000	565,578
Dun & Bradstreet Corporation	2.88	11/15/2015	115,000	118,950
Intuit Incorporated	5.75	03/15/2017	200,000	230,050
Microsoft Corporation	1.63	09/25/2015	1,000,000	1,018,914
Microsoft Corporation	2.95	06/01/2014	890,000	948,574
Microsoft Corporation	3.00	10/01/2020	400,000	406,814
Microsoft Corporation	4.00	02/08/2021	500,000	547,818
Microsoft Corporation	4.20	06/01/2019	175,000	192,748
Microsoft Corporation	4.50	10/01/2040	500,000	506,086
Microsoft Corporation	5.20	06/01/2039	110,000	122,591
Microsoft Corporation	5.30	02/08/2041	500,000	569,775
Oracle Corporation	3.75	07/08/2014	500,000	541,698
Oracle Corporation 144A	3.88	07/15/2020	350,000	374,615

108	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Software (continued)
Oracle Corporation	4.95%	04/15/2013	$500,000	$534,631
Oracle Corporation	5.00	07/08/2019	600,000	689,301
Oracle Corporation	5.25	01/15/2016	850,000	976,764
Oracle Corporation 144A	5.38	07/15/2040	1,350,000	1,478,334
Oracle Corporation	5.75	04/15/2018	1,000,000	1,196,405
Oracle Corporation	6.13	07/08/2039	200,000	240,626
Oracle Corporation	6.50	04/15/2038	250,000	310,184
Symantec Corporation	4.20	09/15/2020	300,000	303,688

				12,873,455

Materials: 0.74%

Chemicals: 0.40%
Air Products & Chemicals Incorporated	2.00	08/02/2016	55,000	55,783
Air Products & Chemicals Incorporated	4.38	08/21/2019	150,000	162,998
Airgas Incorporated	2.85	10/01/2013	300,000	308,512
Albemarle Corporation	4.50	12/15/2020	300,000	320,237
Cabot Corporation	5.00	10/01/2016	100,000	110,169
Cytec Industries Incorporated	6.00	10/01/2015	250,000	278,362
Dow Chemical Company	2.50	02/15/2016	125,000	125,965
Dow Chemical Company	4.25	11/15/2020	575,000	586,559
Dow Chemical Company	5.90	02/15/2015	500,000	560,178
Dow Chemical Company	6.00	10/01/2012	100,000	105,380
Dow Chemical Company	7.38	11/01/2029	600,000	748,404
Dow Chemical Company	7.60	05/15/2014	685,000	789,416
Dow Chemical Company	8.55	05/15/2019	1,655,000	2,148,438
Dow Chemical Company	9.40	05/15/2039	385,000	578,842
E.I. du Pont de Nemours & Company	2.75	04/01/2016	500,000	523,074
E.I. du Pont de Nemours & Company	3.25	01/15/2015	700,000	746,707
E.I. du Pont de Nemours & Company	3.63	01/15/2021	500,000	516,399
E.I. du Pont de Nemours & Company	4.50	08/15/2019	400,000	444,023
E.I. du Pont de Nemours & Company	4.63	01/15/2020	200,000	221,740
E.I. du Pont de Nemours & Company	4.88	04/30/2014	565,000	622,515
E.I. du Pont de Nemours & Company	4.90	01/15/2041	300,000	307,309
E.I. du Pont de Nemours & Company	5.00	01/15/2013	200,000	211,223
E.I. du Pont de Nemours & Company	5.00	07/15/2013	200,000	214,913
E.I. du Pont de Nemours & Company	5.25	12/15/2016	250,000	290,395
E.I. du Pont de Nemours & Company	5.60	12/15/2036	25,000	27,928
E.I. du Pont de Nemours & Company	6.00	07/15/2018	625,000	753,924
E.I. du Pont de Nemours & Company	6.50	01/15/2028	250,000	301,748
Eastman Chemical Company	4.50	01/15/2021	500,000	529,509
Lubrizol Corporation	5.50	10/01/2014	65,000	73,245
Lubrizol Corporation	8.88	02/01/2019	250,000	338,199
Monsanto Company	2.75	04/15/2016	200,000	210,661
Monsanto Company	5.13	04/15/2018	500,000	581,596
Monsanto Company	5.50	08/15/2025	100,000	119,032
Potash Corporation	4.88	03/01/2013	200,000	211,731
PPG Industries Incorporated	1.90	01/15/2016	50,000	50,068
PPG Industries Incorporated	3.60	11/15/2020	100,000	103,112
PPG Industries Incorporated	5.50	11/15/2040	150,000	164,505
PPG Industries Incorporated	5.75	03/15/2013	200,000	213,842
PPG Industries Incorporated	6.65	03/15/2018	300,000	368,120
PPG Industries Incorporated	7.70	03/15/2038	250,000	341,877

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	109

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Chemicals (continued)
Praxair Incorporated	2.13%	06/14/2013	$600,000	$615,353
Praxair Incorporated	3.95	06/01/2013	200,000	211,634
Praxair Incorporated	4.05	03/15/2021	200,000	218,047
Praxair Incorporated	5.20	03/15/2017	50,000	58,324
Praxair Incorporated	5.25	11/15/2014	200,000	225,907
Praxair Incorporated	5.38	11/01/2016	75,000	88,598
RPM International Incorporated	6.13	10/15/2019	200,000	220,779
RPM International Incorporated	6.50	02/15/2018	250,000	276,419
Sherwin-Williams Company	3.13	12/15/2014	250,000	265,208
Valspar Corporation	7.25	06/15/2019	100,000	122,907

				17,669,814

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.25	05/01/2037	25,000	27,035
Martin Marietta Materials Incorporated	6.60	04/15/2018	125,000	139,525

				166,560

Containers & Packaging: 0.01%
Bemis Company Incorporated	5.65	08/01/2014	515,000	567,376
Bemis Company Incorporated	6.80	08/01/2019	10,000	11,929

				579,305

Metals & Mining: 0.26%
Alcoa Incorporated	5.40	04/15/2021	500,000	500,492
Alcoa Incorporated	5.55	02/01/2017	25,000	26,657
Alcoa Incorporated	5.72	02/23/2019	350,000	362,532
Alcoa Incorporated	5.87	02/23/2022	500,000	503,249
Alcoa Incorporated	5.90	02/01/2027	300,000	300,131
Alcoa Incorporated	5.95	02/01/2037	158,000	144,603
Alcoa Incorporated	6.00	07/15/2013	1,200,000	1,293,899
Alcoa Incorporated	6.75	07/15/2018	50,000	54,461
Alcoa Incorporated	6.75	01/15/2028	75,000	78,446
Allegheny Technologies Incorporated	5.95	01/15/2021	50,000	56,151
Allegheny Technologies Incorporated	9.38	06/01/2019	150,000	194,615
Barrick Gold Corporation	6.95	04/01/2019	650,000	798,163
Cliffs Natural Resources	4.80	10/01/2020	255,000	258,059
Cliffs Natural Resources	6.25	10/01/2040	420,000	414,710
Commercial Metals Company	6.50	07/15/2017	250,000	270,587
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,000,000	1,078,750
Newmont Mining Corporation	5.13	10/01/2019	475,000	531,820
Newmont Mining Corporation	6.25	10/01/2039	475,000	540,889
Nucor Corporation	5.00	06/01/2013	100,000	107,063
Nucor Corporation	5.75	12/01/2017	500,000	586,462
Nucor Corporation	5.85	06/01/2018	150,000	181,423
Nucor Corporation	6.40	12/01/2037	200,000	240,154
Rio Tinto Alcan Incorporated	5.00	06/01/2015	180,000	199,389
Rio Tinto Alcan Incorporated	6.13	12/15/2033	600,000	677,367
Rio Tinto Alcan Incorporated	7.13	07/15/2028	500,000	647,265
Southern Copper Corporation	5.38	04/16/2020	90,000	96,322
Southern Copper Corporation	6.75	04/16/2040	440,000	463,342

110	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining (continued)
Southern Copper Corporation	7.50%	07/27/2035	$600,000	$680,573
Teck Resources Limited	3.15	01/15/2017	250,000	256,627

				11,544,201

Paper & Forest Products: 0.07%
International Paper Company	7.50	08/15/2021	450,000	533,929
International Paper Company	5.30	04/01/2015	430,000	468,619
International Paper Company	7.30	11/15/2039	250,000	279,347
International Paper Company	7.95	06/15/2018	1,000,000	1,193,903
Plum Creek Timberlands LP	4.70	03/15/2021	500,000	510,548

				2,986,346

Telecommunication Services: 0.96%

Diversified Financial Services: 0.01%
AmeriTech Funding Corporation	6.45	01/15/2018	300,000	354,240

Diversified Telecommunication Services: 0.95%
Alltel Corporation	7.88	07/01/2032	350,000	479,513
American Tower Corporation	4.50	01/15/2018	500,000	516,131
American Tower Corporation	4.63	04/01/2015	100,000	107,865
American Tower Corporation	5.05	09/01/2020	500,000	507,720
American Tower Corporation	5.25	04/15/2013	700,000	747,888
American Tower Corporation	7.00	10/15/2017	350,000	407,086
AT&T Incorporated	2.40	08/15/2016	70,000	70,763
AT&T Incorporated	2.50	08/15/2015	500,000	511,990
AT&T Incorporated	2.95	05/15/2016	1,150,000	1,192,595
AT&T Incorporated	3.88	08/15/2021	45,000	46,155
AT&T Incorporated	4.45	05/15/2021	650,000	696,697
AT&T Incorporated	4.95	01/15/2013	1,500,000	1,575,477
AT&T Incorporated	5.10	09/15/2014	1,075,000	1,188,221
AT&T Incorporated	5.35	09/01/2040	2,372,000	2,408,875
AT&T Incorporated	5.50	02/01/2018	1,000,000	1,149,268
AT&T Incorporated	5.55	08/15/2041	60,000	63,028
AT&T Incorporated	5.60	05/15/2018	500,000	577,083
AT&T Incorporated	5.80	02/15/2019	300,000	353,761
AT&T Incorporated	6.15	09/15/2034	500,000	544,552
AT&T Incorporated	6.30	01/15/2038	1,500,000	1,673,723
AT&T Incorporated	6.50	09/01/2037	570,000	651,353
AT&T Incorporated	6.55	02/15/2039	800,000	922,622
AT&T Incorporated	6.70	11/15/2013	1,350,000	1,502,218
AT&T Incorporated	8.00	11/15/2031	536,000	722,597
AT&T Incorporated	8.75	03/01/2031	1,000,000	1,424,575
BellSouth Corporation	5.20	09/15/2014	325,000	359,678
BellSouth Corporation	6.00	11/15/2034	180,000	190,113
BellSouth Corporation	6.55	06/15/2034	180,000	202,713
Centurylink Incorporated	6.45	06/15/2021	800,000	778,139
CenturyTelephone Incorporated	5.00	02/15/2015	100,000	101,365
CenturyTelephone Incorporated	6.00	04/01/2017	740,000	756,939
Embarq Corporation	7.08	06/01/2016	650,000	707,347
Embarq Corporation	8.00	06/01/2036	1,500,000	1,422,678
Qwest Corporation	6.88	09/15/2033	300,000	288,000

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	111

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Telecommunication Services (continued)
Qwest Corporation	7.13%	04/01/2018	$500,000	$525,000
Qwest Corporation	7.50	06/15/2023	500,000	493,125
Qwest Corporation	8.38	05/01/2016	285,000	324,900
SBC Communications Incorporated	5.63	06/15/2016	350,000	399,503
Verizon Communications Incorporated	1.95	03/28/2014	1,000,000	1,022,068
Verizon Communications Incorporated	3.00	04/01/2016	500,000	520,259
Verizon Communications Incorporated	4.35	02/15/2013	500,000	524,259
Verizon Communications Incorporated	5.50	02/15/2018	1,000,000	1,159,009
Verizon Communications Incorporated	6.25	04/01/2037	250,000	283,227
Verizon Communications Incorporated	6.35	04/01/2019	1,000,000	1,215,043
Verizon Communications Incorporated	6.90	04/15/2038	500,000	608,047
Verizon Communications Incorporated	7.35	04/01/2039	1,350,000	1,726,380
Verizon Communications Incorporated	8.75	11/01/2018	1,550,000	2,097,641
Verizon Communications Incorporated	8.95	03/01/2039	500,000	741,603
Verizon Global Funding Corporation	4.90	09/15/2015	325,000	367,106
Verizon Global Funding Corporation	5.85	09/15/2035	600,000	664,130
Verizon Global Funding Corporation	7.38	09/01/2012	1,000,000	1,063,393
Verizon Global Funding Corporation	7.75	12/01/2030	850,000	1,118,287
Verizon Wireless Capital LLC	5.55	02/01/2014	1,500,000	1,649,408
Verizon Wireless Capital LLC	7.38	11/15/2013	250,000	282,396
Verizon Wireless Capital LLC	8.50	11/15/2018	500,000	671,443

				42,304,955

Utilities: 1.94%

Electric Utilities: 1.56%
Alabama Power Company	5.50	03/15/2041	65,000	74,453
Alabama Power Company	6.00	03/01/2039	500,000	609,020
Alabama Power Company	6.13	05/15/2038	105,000	129,555
Ameren Corporation	8.88	05/15/2014	250,000	285,082
Ameren Illinois Company	6.13	11/15/2017	100,000	118,178
Ameren Illinois Company	6.25	04/01/2018	400,000	458,089
Appalachian Power Company	6.38	04/01/2036	300,000	335,345
Appalachian Power Company	7.00	04/01/2038	600,000	735,079
Appalachian Power Company	7.95	01/15/2020	250,000	327,119
Appalachian Power Company Series L	5.80	10/01/2035	315,000	332,066
Arizona Public Service Company	8.75	03/01/2019	500,000	658,566
Atlantic City Electric Company	7.75	11/15/2018	65,000	85,893
Carolina Power & Light Company	5.25	12/15/2015	180,000	208,201
Carolina Power & Light Company	5.30	01/15/2019	800,000	941,677
Centerpoint Energy Houston Series J2	5.70	03/15/2013	450,000	481,551
Centerpoint Energy Houston Series K	6.95	03/15/2033	250,000	319,853
Cleco Power LLC	6.00	12/01/2040	300,000	333,649
Cleveland Electric Illuminating Company	5.70	04/01/2017	200,000	223,091
Cleveland Electric Illuminating Company	5.95	12/15/2036	500,000	516,921
Columbus Southern Power Company	6.05	05/01/2018	200,000	238,180
Commonwealth Edison Company	1.63	01/15/2014	500,000	504,645
Commonwealth Edison Company	4.70	04/15/2015	250,000	277,845
Commonwealth Edison Company	5.80	03/15/2018	500,000	581,244
Commonwealth Edison Company	5.90	03/15/2036	250,000	281,784
Commonwealth Edison Company Series 100	5.88	02/01/2033	65,000	72,924
Connecticut Light & Power Company	5.65	05/01/2018	100,000	118,613

112	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Connecticut Light & Power Company Series A	6.35%	06/01/2036	$200,000	$246,425
Consolidated Edison Company of New York Incorporated	4.88	02/01/2013	180,000	189,035
Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	600,000	670,024
Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	100,000	120,945
Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	250,000	307,648
Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	500,000	625,208
Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	300,000	390,286
Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	200,000	255,147
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	100,000	117,616
Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	50,000	58,526
Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	250,000	286,904
Consumers Energy Company	5.65	09/15/2018	150,000	175,154
Consumers Energy Company	6.70	09/15/2019	500,000	625,560
Consumers Energy Company Series B	5.38	04/15/2013	150,000	160,185
Detroit Edison Company	3.45	10/01/2020	500,000	514,295
Dominion Resources Incorporated	7.00	06/15/2038	500,000	642,665
Duke Energy Carolinas LLC	5.63	11/30/2012	200,000	211,809
Duke Energy Carolinas LLC	5.75	11/15/2013	150,000	164,878
Duke Energy Carolinas LLC Series C	7.00	11/15/2018	100,000	126,540
Duke Energy Corporation	3.35	04/01/2015	750,000	792,249
Duke Energy Corporation	3.95	09/15/2014	725,000	777,916
Duke Energy Corporation	6.30	02/01/2014	950,000	1,057,825
Duke Energy Corporation	6.45	10/15/2032	375,000	456,802
Duke Energy Indiana Incorporated	3.75	07/15/2020	500,000	525,547
Duke Energy Indiana Incorporated	6.35	08/15/2038	750,000	925,339
Duke Energy Indiana Incorporated	6.45	04/01/2039	65,000	81,356
Duke Energy Ohio Incorporated	5.45	04/01/2019	250,000	296,476
Energy East Corporation	6.75	07/15/2036	500,000	541,602
Entergy Arkansas Incorporated	5.40	08/01/2013	100,000	107,478
Entergy Corporation	3.63	09/15/2015	200,000	203,064
Entergy Corporation	5.13	09/15/2020	250,000	253,404
Entergy Gulf States Louisiana LLC	5.59	10/01/2024	120,000	134,889
Entergy Gulf States Louisiana LLC	6.00	05/01/2018	100,000	114,170
Entergy Louisiana LLC	5.40	11/01/2024	250,000	279,100
Entergy Texas Incorporated	7.13	02/01/2019	200,000	242,752
Exelon Corporation	4.90	06/15/2015	375,000	411,245
Exelon Corporation	5.63	06/15/2035	365,000	371,221
Exelon Generation Company LLC	5.20	10/01/2019	500,000	541,520
Exelon Generation Company LLC	6.25	10/01/2039	500,000	542,330
FirstEnergy Corporation Series C	7.38	11/15/2031	430,000	498,896
FirstEnergy Solutions Company	4.80	02/15/2015	1,200,000	1,308,438
FirstEnergy Solutions Company	6.05	08/15/2021	240,000	262,774
FirstEnergy Solutions Company	6.80	08/15/2039	164,000	171,489
Florida Power & Light Company	5.25	02/01/2041	200,000	224,493
Florida Power & Light Company	5.63	04/01/2034	150,000	173,876
Florida Power & Light Company	5.65	02/01/2037	380,000	446,057
Florida Power & Light Company	5.69	03/01/2040	585,000	696,679
Florida Power & Light Company	5.85	05/01/2037	100,000	120,500
Florida Power & Light Company	5.95	02/01/2038	50,000	61,177
Florida Power & Light Company	6.20	06/01/2036	500,000	626,455
Florida Power Corporation	4.80	03/01/2013	100,000	105,740
Florida Power Corporation	5.65	06/15/2018	300,000	356,777

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	113

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Florida Power Corporation	5.65%	04/01/2040	$125,000	$141,527
Florida Power Corporation	5.80	09/15/2017	200,000	238,973
Florida Power Corporation	6.40	06/15/2038	500,000	620,254
FPL Group Capital Incorporated	2.55	11/15/2013	100,000	102,466
FPL Group Capital Incorporated	6.00	03/01/2019	750,000	867,944
Georgia Power Company	1.30	09/15/2013	500,000	502,969
Georgia Power Company	4.25	12/01/2019	375,000	406,517
Georgia Power Company	5.40	06/01/2018	200,000	236,615
Georgia Power Company	5.40	06/01/2040	250,000	273,441
Georgia Power Company	5.95	02/01/2039	250,000	293,768
Georgia Power Company	6.00	11/01/2013	525,000	579,536
Georgia Power Company Series B	5.70	06/01/2017	100,000	118,075
Great Plains Energy Incorporated	2.75	08/15/2013	250,000	255,700
Great Plains Energy Incorporated	4.85	06/01/2021	50,000	52,629
Indiana Michigan Power Company	7.00	03/15/2019	500,000	624,801
Interstate Power & Light Company	6.25	07/15/2039	30,000	36,143
Jersey Central Power & Light Company	5.63	05/01/2016	100,000	115,228
Jersey Central Power & Light Company	7.35	02/01/2019	250,000	318,158
Kansas City Power & Light Company	6.38	03/01/2018	250,000	296,385
Kansas City Power & Light Company	7.15	04/01/2019	200,000	250,649
Kentucky Utilities Company	3.25	11/01/2020	500,000	516,572
Kentucky Utilities Company	5.13	11/01/2040	500,000	557,867
LG&E & KU Energy LLC	2.13	11/15/2015	100,000	99,042
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	98,953
MidAmerican Energy Holdings Company	5.13	01/15/2013	350,000	369,656
MidAmerican Energy Holdings Company	5.30	03/15/2018	250,000	289,846
MidAmerican Energy Holdings Company	5.80	10/15/2036	75,000	85,935
MidAmerican Energy Holdings Company	5.88	10/01/2012	180,000	189,602
MidAmerican Energy Holdings Company	5.95	07/15/2017	500,000	594,464
MidAmerican Energy Holdings Company	5.95	05/15/2037	300,000	336,495
MidAmerican Energy Holdings Company	6.13	04/01/2036	450,000	519,386
MidAmerican Energy Holdings Company	6.50	09/15/2037	500,000	600,644
MidAmerican Energy Holdings Company	6.75	12/30/2031	150,000	190,068
MidAmerican Energy Holdings Company Series D	5.00	02/15/2014	350,000	378,609
Nevada Power Company	5.45	05/15/2041	120,000	133,390
Nevada Power Company	6.75	07/01/2037	200,000	257,533
Nevada Power Company	7.13	03/15/2019	300,000	376,227
Nevada Power Company Series O	6.50	05/15/2018	550,000	659,033
NiSource Finance Corporation	5.25	09/15/2017	180,000	201,423
NiSource Finance Corporation	5.45	09/15/2020	415,000	465,686
NiSource Finance Corporation	6.13	03/01/2022	100,000	115,860
NiSource Finance Corporation	6.40	03/15/2018	1,000,000	1,175,595
NiSource Finance Corporation	6.80	01/15/2019	90,000	107,593
Northern States Power Company Minnesota	1.95	08/15/2015	150,000	153,641
Northern States Power Company Minnesota	5.25	03/01/2018	500,000	586,562
Northern States Power Company Minnesota	5.35	11/01/2039	40,000	45,429
Northern States Power Company Minnesota	6.20	07/01/2037	300,000	377,657
NSTAR Electric Company	4.88	04/15/2014	250,000	274,375
NSTAR Electric Company	5.50	03/15/2040	100,000	112,581
Oglethorpe Power Corporation	5.38	11/01/2040	300,000	313,130
Oglethorpe Power Corporation	5.95	11/01/2039	150,000	170,279
Ohio Edison Company	6.88	07/15/2036	250,000	292,662

114	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Ohio Power Company	5.38%	10/01/2021	$65,000	$74,164
Ohio Power Company	6.00	06/01/2016	250,000	289,860
Ohio Power Company	6.60	02/15/2033	194,000	228,989
Oklahoma Gas & Electric Company	5.25	05/15/2041	100,000	106,336
Oklahoma Gas & Electric Company	5.85	06/01/2040	100,000	115,493
Oncor Electric Delivery Company LLC	5.25	09/30/2040	500,000	527,352
Oncor Electric Delivery Company LLC	5.95	09/01/2013	800,000	871,827
Oncor Electric Delivery Company LLC	6.80	09/01/2018	500,000	605,405
Oncor Electric Delivery Company LLC	7.50	09/01/2038	200,000	268,301
PacifiCorp	5.65	07/15/2018	600,000	708,635
PacifiCorp	6.00	01/15/2039	500,000	594,686
PacifiCorp	6.25	10/15/2037	720,000	879,957
PECO Energy Company	5.00	10/01/2014	500,000	555,900
Pepco Holdings Incorporated	2.70	10/01/2015	350,000	357,927
Portland General Electric Company	6.10	04/15/2019	250,000	303,574
Potomac Electric Power	6.50	11/15/2037	200,000	257,671
PPL Electric Utilities Corporation	6.25	05/15/2039	45,000	54,974
PPL Energy Supply LLC	6.20	05/15/2016	500,000	575,039
Progress Energy Incorporated	4.40	01/15/2021	750,000	796,916
Progress Energy Incorporated	4.55	04/01/2020	75,000	82,914
Progress Energy Incorporated	6.00	12/01/2039	300,000	337,947
Progress Energy Incorporated	6.05	03/15/2014	500,000	556,899
Progress Energy Incorporated	6.30	04/01/2038	50,000	63,455
Progress Energy Incorporated	7.75	03/01/2031	120,000	158,178
PSEG Power LLC	2.50	04/15/2013	700,000	710,484
PSEG Power LLC	5.13	04/15/2020	280,000	305,165
PSEG Power LLC	8.63	04/15/2031	75,000	101,294
Public Service Company of Colorado	3.20	11/15/2020	300,000	305,119
Public Service Company of Colorado	5.13	06/01/2019	50,000	58,656
Public Service Company of Colorado	6.25	09/01/2037	500,000	624,776
Public Service Company of Colorado	7.88	10/01/2012	150,000	161,356
Public Service Company of Oklahoma	4.40	02/01/2021	100,000	106,446
Public Service Company of Oklahoma	5.15	12/01/2019	40,000	45,186
Public Service Electric & Gas Company	5.30	05/01/2018	1,000,000	1,171,534
Public Service Electric & Gas Company	5.80	05/01/2037	100,000	118,041
Puget Sound Energy Incorporated	5.76	10/01/2039	400,000	459,010
Puget Sound Energy Incorporated	5.80	03/15/2040	50,000	57,728
Puget Sound Energy Incorporated	6.27	03/15/2037	330,000	404,207
South Carolina Electric & Gas Company	6.50	11/01/2018	525,000	652,562
Southern California Edison Company	3.88	06/01/2021	70,000	74,915
Southern California Edison Company	5.50	08/15/2018	500,000	590,290
Southern California Edison Company	5.50	03/15/2040	700,000	806,259
Southern California Edison Company	5.75	03/15/2014	750,000	835,137
Southern California Edison Company	6.05	03/15/2039	350,000	432,252
Southern California Edison Company Series 05-A	5.00	01/15/2016	100,000	114,184
Southern California Edison Company Series 05-E	5.35	07/15/2035	180,000	200,959
Southern Company	2.38	09/15/2015	200,000	204,320
Southern Company	4.15	05/15/2014	125,000	133,793
Southern Power Company Series D	4.88	07/15/2015	250,000	276,889
Southwestern Electric Power Company	6.20	03/15/2040	50,000	55,047
Southwestern Electric Power Company Series E	5.55	01/15/2017	100,000	111,400
Southwestern Public Service Company	6.00	10/01/2036	100,000	112,726

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	115

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Tampa Electric Company	6.10%	05/15/2018	$100,000	$118,756
Tampa Electric Company	6.15	05/15/2037	75,000	88,059
Toleda Edison Company	6.15	05/15/2037	50,000	57,506
TXU Electric Delivery Company	7.00	05/01/2032	175,000	218,564
TXU Electric Delivery Company	7.25	01/15/2033	75,000	95,884
Union Electric Company	5.40	02/01/2016	75,000	85,981
Union Electric Company	6.00	04/01/2018	100,000	117,205
Union Electric Company	6.40	06/15/2017	500,000	597,814
Union Electric Company	8.45	03/15/2039	80,000	122,749
Virginia Electric & Power Company	4.75	03/01/2013	100,000	105,666
Virginia Electric & Power Company	5.00	06/30/2019	200,000	228,637
Virginia Electric & Power Company	5.40	01/15/2016	600,000	695,164
Virginia Electric & Power Company	6.00	05/15/2037	605,000	707,015
Virginia Electric & Power Company	8.88	11/15/2038	300,000	468,952
Virginia Electric & Power Company Series B	6.00	01/15/2036	100,000	116,404
Weatar Energy Incorporated	8.63	12/01/2018	250,000	337,237
Wisconsin Electric Power Company	4.25	12/15/2019	350,000	388,990
Wisconsin Electric Power Company	5.63	05/15/2033	100,000	116,310
Wisconsin Electric Power Company	5.70	12/01/2036	150,000	178,375
Wisconsin Power & Light Company	5.00	07/15/2019	50,000	57,382
Wisconsin Power & Light Company	6.38	08/15/2037	250,000	314,810

				69,644,276

Gas Utilities: 0.11%
AGL Capital Corporation	5.88	03/15/2041	570,000	656,740
Atmos Energy Corporation	4.95	10/15/2014	100,000	110,200
Atmos Energy Corporation	5.50	06/15/2041	60,000	66,156
Atmos Energy Corporation	6.35	06/15/2017	50,000	60,391
Atmos Energy Corporation	8.50	03/15/2019	250,000	337,268
Consolidated Natural Gas Company Series A	5.00	12/01/2014	300,000	331,296
KeySpan Corporation	5.80	04/01/2035	125,000	137,972
Oneok Incorporated	5.20	06/15/2015	65,000	71,736
Oneok Incorporated	6.00	06/15/2035	200,000	207,872
Panhandle East Pipe Line Company LP	6.20	11/01/2017	400,000	468,564
Questar Corporation	2.75	02/01/2016	200,000	208,516
Sempra Energy	6.00	02/01/2013	100,000	106,507
Sempra Energy	6.00	10/15/2039	300,000	342,773
Sempra Energy	6.50	06/01/2016	1,090,000	1,296,100
Southern California Gas Company	5.13	11/15/2040	100,000	111,934
Southern California Gas Company	5.75	11/15/2035	75,000	90,040

				4,604,065

Independent Power Producers & Energy Traders: 0.02%
Constellation Energy Group Incorporated	5.15	12/01/2020	100,000	104,584
Constellation Energy Group Incorporated	7.60	04/01/2032	500,000	600,808
Transalta Corporation	6.65	05/15/2018	200,000	232,924

				938,316

Multi-Utilities: 0.23%
Alliant Energy Corporation	4.00	10/15/2014	100,000	105,458
Avista Corporation	5.13	04/01/2022	55,000	62,911

116	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities (continued)
Baltimore Gas & Electric Company	5.90%	10/01/2016	$350,000	$409,668
Centerpoint Energy Resources Corporation	5.95	02/01/2017	250,000	284,972
Dominion Resources Incorporated	1.80	03/15/2014	100,000	100,929
Dominion Resources Incorporated	2.25	09/01/2015	100,000	102,633
Dominion Resources Incorporated	4.45	03/15/2021	100,000	107,755
Dominion Resources Incorporated	4.90	08/01/2041	60,000	59,118
Dominion Resources Incorporated	5.20	08/15/2019	580,000	663,569
Dominion Resources Incorporated	5.70	09/17/2012	180,000	189,028
Dominion Resources Incorporated	6.40	06/15/2018	750,000	908,522
Dominion Resources Incorporated Series A	5.60	11/15/2016	50,000	58,120
Dominion Resources Incorporated Series B	5.95	06/15/2035	225,000	251,321
Dominion Resources Incorporated Series C	5.15	07/15/2015	350,000	396,781
DTE Energy Company	6.35	06/01/2016	350,000	408,692
DTE Energy Company	7.63	05/15/2014	50,000	57,583
Integrys Energy Group	4.17	11/01/2020	200,000	206,668
Louisville Gas & Electric Company	5.13	11/15/2040	125,000	139,475
NSTAR Global Services Incorporated	4.50	11/15/2019	100,000	110,543
Pacific Gas & Electric Company	4.25	05/15/2021	200,000	214,167
Pacific Gas & Electric Company	4.80	03/01/2014	125,000	136,234
Pacific Gas & Electric Company	5.40	01/15/2040	200,000	213,784
Pacific Gas & Electric Company	5.80	03/01/2037	500,000	561,553
Pacific Gas & Electric Company	6.05	03/01/2034	1,000,000	1,148,947
Pacific Gas & Electric Company	6.25	12/01/2013	200,000	222,435
Pacific Gas & Electric Company	6.35	02/15/2038	100,000	120,600
Pacific Gas & Electric Company	8.25	10/15/2018	1,000,000	1,331,065
San Diego Gas & Electric Company	5.35	05/15/2035	100,000	113,168
San Diego Gas & Electric Company	6.00	06/01/2039	530,000	660,594
South Carolina Electric & Gas Company	5.45	02/01/2041	500,000	564,168
Wisconsin Energy Corporation	6.25	05/15/2067	125,000	123,750
Xcel Energy Incorporated	4.70	05/15/2020	250,000	275,534

				10,309,745

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10/15/2017	750,000	886,682

Total Corporate Bonds and Notes (Cost $879,300,400)				929,259,713

Foreign Government Bonds and Notes@: 24.61%
Australia Commonwealth (AUD)	5.50	01/21/2018	500,000	575,662
Australia Commonwealth (AUD)	5.75	05/15/2021	1,000,000	1,183,446
Australia Commonwealth (AUD)	6.25	06/15/2014	750,000	853,728
Australia Commonwealth (AUD)	6.25	04/15/2015	1,000,000	1,155,813
Australia Commonwealth (AUD)	6.50	05/15/2013	2,150,000	2,401,228
Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,000,000	1,139,587
Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	1,250,000	1,352,810
Australian Government Bond Series 127 (AUD)	4.75	11/15/2012	1,000,000	1,081,008
Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	300,000	355,710
Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	500,000	553,574
Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	300,000	332,047
Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	600,000	654,178
Australian Government Bond Series 133 (AUD)	5.50	04/21/2023	500,000	580,686
Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,000,000	1,172,254

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	117

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Belgium (Kingdom) (EUR)	2.75%	03/28/2016	550,000	$777,039
Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,000,000	1,435,352
Belgium (Kingdom) (EUR)	3.50	06/28/2017	1,000,000	1,436,630
Belgium (Kingdom) (EUR)	3.75	09/28/2015	350,000	517,270
Belgium (Kingdom) (EUR)	3.75	09/28/2020	1,800,000	2,560,181
Belgium (Kingdom) (EUR)	4.00	03/28/2014	1,800,000	2,679,304
Belgium (Kingdom) (EUR)	4.00	03/28/2022	850,000	1,221,587
Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,350,000	2,012,969
Belgium (Kingdom) (EUR)	4.25	09/28/2021	700,000	1,023,279
Belgium (Kingdom) (EUR)	4.25	03/28/2041	450,000	611,169
Belgium (Kingdom) (EUR)	5.00	09/28/2012	1,650,000	2,458,067
Belgium (Kingdom) (EUR)	8.00	12/24/2012	400,000	619,178
Belgium (Kingdom) (EUR)	8.00	03/28/2015	350,000	589,233
Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	985,000	1,600,878
Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	700,000	1,114,804
Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,000,000	1,502,580
Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,030,000	1,574,734
Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,050,000	1,551,962
Belgium Government Bond Series 55 (EUR)	4.00	03/28/2019	900,000	1,317,040
Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	800,000	1,174,702
Bundesrepublik Deutschland (EUR)	2.00	02/26/2016	1,250,000	1,855,762
Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,000,000	1,457,732
Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,600,000	2,373,559
Bundesrepublik Deutschland (EUR)	2.75	04/08/2016	900,000	1,377,171
Bundesrepublik Deutschland (EUR)	3.00	07/04/2020	1,700,000	2,630,041
Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	750,000	1,149,129
Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	2,950,000	4,656,996
Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	750,000	1,112,821
Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	1,500,000	2,405,414
Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	3,000,000	4,551,912
Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	1,500,000	2,302,697
Bundesrepublik Deutschland (EUR)	4.25	10/12/2012	1,300,000	1,941,272
Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	1,500,000	2,359,776
Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	1,500,000	2,480,938
Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	1,300,000	2,457,192
Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,000,000	2,097,708
Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,200,000	2,324,891
Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	750,000	1,571,223
Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	2,140,000	3,324,652
Bundesrepublik Deutschland Series 03 (EUR)	4.50	01/04/2013	2,200,000	3,323,756
Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,860,000	3,376,202
Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,300,000	3,604,810
Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,300,000	2,018,901
Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	1,900,000	2,993,826
Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,250,000	2,069,998
Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,700,000	2,745,623
Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,100,000	1,912,141
Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,200,000	3,678,054
Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	1,900,000	3,090,581
Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	855,000	1,712,036
Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	500,000	889,338
Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	1,400,000	2,713,358

118	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Canadian Government Bond (CAD)	1.50%	12/01/2012	500,000	$513,627
Canadian Government Bond (CAD)	1.75	03/01/2013	2,000,000	2,063,923
Canadian Government Bond (CAD)	2.00	09/01/2012	900,000	928,251
Canadian Government Bond (CAD)	2.00	03/01/2014	1,500,000	1,563,214
Canadian Government Bond (CAD)	2.00	06/01/2016	500,000	519,458
Canadian Government Bond (CAD)	2.25	08/01/2014	1,000,000	1,050,699
Canadian Government Bond (CAD)	2.50	09/01/2013	1,800,000	1,888,649
Canadian Government Bond (CAD)	2.50	06/01/2015	1,000,000	1,060,941
Canadian Government Bond (CAD)	2.75	09/01/2016	500,000	537,272
Canadian Government Bond (CAD)	3.00	06/01/2014	1,500,000	1,605,948
Canadian Government Bond (CAD)	3.00	12/01/2015	600,000	649,989
Canadian Government Bond (CAD)	3.50	06/01/2013	1,100,000	1,170,821
Canadian Government Bond (CAD)	3.50	06/01/2020	2,000,000	2,227,632
Canadian Government Bond (CAD)	3.75	06/01/2019	1,500,000	1,702,844
Canadian Government Bond (CAD)	4.00	06/01/2016	1,300,000	1,473,010
Canadian Government Bond (CAD)	4.00	06/01/2017	500,000	571,413
Canadian Government Bond (CAD)	4.00	06/01/2041	1,250,000	1,507,454
Canadian Government Bond (CAD)	4.25	06/01/2018	1,000,000	1,165,833
Canadian Government Bond (CAD)	4.50	06/01/2015	400,000	454,402
Canadian Government Bond (CAD)	5.00	06/01/2014	1,000,000	1,125,825
Canadian Government Bond (CAD)	5.00	06/01/2037	1,500,000	2,044,905
Canadian Government Bond (CAD)	5.75	06/01/2029	1,000,000	1,416,389
Canadian Government Bond (CAD)	5.75	06/01/2033	1,000,000	1,460,227
Canadian Government Bond (CAD)	8.00	06/01/2023	95,000	149,836
Canadian Government Bond (CAD)	8.00	06/01/2027	593,000	1,004,055
Canadian Government Bond (CAD)	9.00	06/01/2025	200,000	351,492
Denmark Government Bond (DKK)	4.00	11/15/2012	3,000,000	599,406
Denmark Government Bond (DKK)	4.00	11/15/2015	7,925,000	1,688,334
Denmark Government Bond (DKK)	4.00	11/15/2017	3,500,000	761,685
Denmark Government Bond (DKK)	4.00	11/15/2019	10,400,000	2,278,819
Denmark Government Bond (DKK)	4.50	11/15/2039	8,600,000	2,118,812
Denmark Government Bond (DKK)	5.00	11/15/2013	7,400,000	1,551,419
Denmark Government Bond (DKK)	7.00	11/10/2024	2,000,000	568,915
France Government Bond (EUR)	2.50	10/25/2020	2,600,000	3,657,216
France Government Bond (EUR)	3.00	07/12/2014	1,700,000	2,559,270
France Government Bond (EUR)	3.00	10/25/2015	1,850,000	2,793,512
France Government Bond (EUR)	3.25	04/25/2016	2,500,000	3,818,686
France Government Bond (EUR)	3.50	04/25/2015	2,200,000	3,378,900
France Government Bond (EUR)	3.50	04/25/2020	3,950,000	6,022,460
France Government Bond (EUR)	3.50	04/25/2026	1,650,000	2,405,780
France Government Bond (EUR)	3.75	04/25/2017	1,900,000	2,974,175
France Government Bond (EUR)	3.75	10/25/2019	1,200,000	1,869,738
France Government Bond (EUR)	3.75	04/25/2021	1,750,000	2,714,283
France Government Bond (EUR)	4.00	04/25/2013	1,500,000	2,259,645
France Government Bond (EUR)	4.00	10/25/2013	1,500,000	2,285,933
France Government Bond (EUR)	4.00	04/25/2014	1,050,000	1,616,398
France Government Bond (EUR)	4.00	10/25/2014	2,000,000	3,101,980
France Government Bond (EUR)	4.00	04/25/2018	2,000,000	3,164,123
France Government Bond (EUR)	4.00	10/25/2038	1,500,000	2,268,371
France Government Bond (EUR)	4.00	04/25/2055	1,150,000	1,715,908
France Government Bond (EUR)	4.00	04/25/2060	650,000	977,050
France Government Bond (EUR)	4.25	10/25/2017	1,350,000	2,170,261

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	119

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
France Government Bond (EUR)	4.25%	10/25/2018	1,050,000	$1,690,260
France Government Bond (EUR)	4.25	04/25/2019	2,950,000	4,746,623
France Government Bond (EUR)	4.25	10/25/2023	1,150,000	1,840,450
France Government Bond (EUR)	4.50	04/25/2041	1,050,000	1,721,513
France Government Bond (EUR)	4.75	10/25/2012	2,100,000	3,145,885
France Government Bond (EUR)	4.75	04/25/2035	1,900,000	3,179,968
France Government Bond (EUR)	5.00	10/25/2016	1,800,000	2,967,118
France Government Bond (EUR)	5.50	04/25/2029	2,150,000	3,870,170
France Government Bond (EUR)	5.75	10/25/2032	1,250,000	2,343,292
France Government Bond (EUR)	6.00	10/25/2025	1,600,000	2,995,507
France Government Bond (EUR)	8.50	10/25/2019	1,900,000	3,916,893
France Government Bond (EUR)	8.50	04/25/2023	800,000	1,764,667
French Republic Bond (EUR)	2.50	01/12/2014	2,300,000	3,408,522
French Treasury Note (EUR)	0.75	09/20/2012	500,000	716,466
French Treasury Note (EUR)	2.00	09/25/2013	250,000	365,722
French Treasury Note (EUR)	2.00	07/12/2015	2,050,000	2,985,760
French Treasury Note (EUR)	2.25	02/25/2016	1,500,000	2,193,968
French Treasury Note (EUR)	2.50	01/15/2015	1,400,000	2,082,656
French Treasury Note (EUR)	4.50	07/12/2013	1,700,000	2,588,401
French Treasury Note Series 5 (EUR)	3.75	01/12/2013	1,600,000	2,385,442
Germany Government Bond (EUR)	0.75	09/14/2012	1,150,000	1,653,859
Germany Government Bond (EUR)	1.00	12/14/2012	500,000	721,619
Germany Government Bond (EUR)	1.50	03/15/2013	2,250,000	3,273,110
Germany Government Bond (EUR)	1.75	06/14/2013	1,000,000	1,463,680
Germany Government Bond (EUR)	1.75	10/09/2015	1,100,000	1,618,059
Germany Government Bond (EUR)	2.25	04/11/2014	1,650,000	2,463,163
Germany Government Bond (EUR)	2.25	04/10/2015	1,750,000	2,622,853
Germany Government Bond (EUR)	2.50	10/10/2014	1,000,000	1,506,889
Germany Government Bond (EUR)	2.50	02/27/2015	1,300,000	1,962,355
Germany Government Bond (EUR)	3.75	01/04/2017	1,200,000	1,928,037
Germany Government Bond (EUR)	4.00	01/04/2018	1,000,000	1,642,782
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12/15/2012	1,500,000	2,123,443
Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,000,000	1,401,796
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,600,000	2,232,437
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/01/2014	1,000,000	1,407,986
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	1,700,000	2,355,603
Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,350,000	1,864,226
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	1,750,000	2,401,280
Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,500,000	2,136,436
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	1,700,000	2,445,373
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	1,800,000	2,560,362
Italy Buoni Poliennali del Tesoro (EUR)	3.75	04/15/2016	1,000,000	1,397,170
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,750,000	2,469,708
Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	1,700,000	2,234,721
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,900,000	2,512,914
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,000,000	1,421,561
Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	2,000,000	2,711,281
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,500,000	1,608,522
Italy Buoni Poliennali del Tesoro (EUR)	4.25	10/15/2012	1,200,000	1,743,418
Italy Buoni Poliennali del Tesoro (EUR)	4.25	04/15/2013	700,000	1,001,528
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,100,000	3,059,488
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,050,000	2,964,616

120	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.25%	02/01/2015	1,650,000	$2,388,619
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	2,050,000	2,867,319
Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	2,000,000	2,793,132
Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	2,150,000	2,988,101
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	2,750,000	3,936,986
Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,000,000	1,432,349
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	2,000,000	2,839,330
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,800,000	2,544,460
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	350,000	441,286
Italy Buoni Poliennali del Tesoro (EUR)	4.75	02/01/2013	1,900,000	2,779,026
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/01/2021	1,450,000	2,029,062
Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	1,750,000	2,379,535
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2025	1,550,000	2,101,443
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,400,000	1,740,367
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,400,000	1,711,648
Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,900,000	2,319,949
Italy Buoni Poliennali del Tesoro (EUR)	5.25	08/01/2017	1,700,000	2,543,616
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,100,000	2,768,683
Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,450,000	1,989,195
Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,125,000	2,983,576
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,200,000	3,254,795
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	950,000	1,520,099
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	730,000	1,329,892
Italy Certificati di Credito del Tesoro (EUR)	0.01	12/31/2012	1,200,000	1,654,115
Japan Government Five Year Bond Series 66 (JPY)	1.10	09/20/2012	167,000,000	2,203,113
Japan Government Five Year Bond Series 69 (JPY)	0.90	12/20/2012	787,500,000	10,384,880
Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	378,500,000	4,993,190
Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	165,000,000	2,193,282
Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	165,000,000	2,207,207
Japan Government Five Year Bond Series 78 (JPY)	0.90	12/20/2013	100,000,000	1,328,573
Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	275,000,000	3,636,328
Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	270,000,000	3,583,863
Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	75,000,000	997,750
Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	275,000,000	3,663,817
Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	500,000,000	6,625,153
Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	350,000,000	4,641,740
Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	150,000,000	1,983,379
Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	595,000,000	7,844,846
Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	1,119,000,000	14,754,213
Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	542,000,000	7,119,156
Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	300,000,000	3,925,722
Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	415,000,000	5,448,603
Japan Government Five Year Bond Series 93 (JPY)	0.50	12/20/2015	335,000,000	4,414,042
Japan Government Five Year Bond Series 94 (JPY)	0.60	12/20/2015	160,000,000	2,117,103
Japan Government Five Year Bond Series 96 (JPY)	0.50	03/20/2016	400,000,000	5,267,807
Japan Government Five Year Bond Series 97 (JPY)	0.40	06/20/2016	120,000,000	1,571,887
Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	96,500,000	1,337,432
Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	41,000,000	539,979
Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	148,000,000	1,909,521
Japan Government Ten Year Bond Series 243 (JPY)	1.10	09/20/2012	410,000,000	5,407,716
Japan Government Ten Year Bond Series 244 (JPY)	1.00	12/20/2012	450,000,000	5,941,792
Japan Government Ten Year Bond Series 245 (JPY)	0.90	12/20/2012	160,000,000	2,109,944

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	121

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Japan Government Ten Year Bond Series 248 (JPY)	0.70%	03/20/2013	853,000,000	$11,235,671
Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	165,000,000	2,184,120
Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	1,037,000,000	13,948,144
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	400,000,000	5,371,561
Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	750,000,000	10,123,932
Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	500,000,000	6,823,136
Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	151,500,000	2,056,571
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	473,000,000	6,434,635
Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	547,000,000	7,408,596
Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	282,000,000	3,829,035
Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	330,000,000	4,521,263
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	542,000,000	7,473,272
Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	253,000,000	3,495,639
Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	100,000,000	1,405,211
Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	400,000,000	5,611,670
Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	350,000,000	4,876,455
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	330,000,000	4,605,498
Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	700,000,000	9,784,504
Japan Government Ten Year Bond Series 286 (JPY)	1.80	06/20/2017	325,000,000	4,573,311
Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	1,015,000,000	14,224,144
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	440,000,000	6,100,284
Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	125,000,000	1,723,031
Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	200,000,000	2,807,149
Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	300,000,000	4,238,866
Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	400,000,000	5,547,065
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	200,000,000	2,759,676
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	300,000,000	4,103,030
Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	320,000,000	4,430,665
Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	250,000,000	3,436,747
Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	370,000,000	5,057,659
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	525,000,000	7,145,190
Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	450,000,000	6,162,920
Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	150,000,000	2,038,170
Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	833,000,000	11,297,904
Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	150,000,000	2,001,312
Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	202,000,000	2,619,932
Japan Government Ten Year Bond Series 313 (JPY)	1.30	03/20/2021	517,000,000	6,968,994
Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	528,500,000	7,397,295
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	360,000,000	4,998,518
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	122,000,000	1,543,366
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	125,000,000	1,777,468
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	06/20/2034	80,000,000	1,154,443
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	435,500,000	6,069,205
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	150,000,000	2,163,914
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	190,000,000	2,642,538
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	110,000,000	1,558,212
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	100,000,000	1,445,402
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	325,000,000	4,688,464
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	120,000,000	1,698,393
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	100,000,000	1,409,088
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	210,000,000	2,913,334
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	135,000,000	1,833,965

122	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Japan Government Thirty Year Bond Series 4 (JPY)	2.90%	11/20/2030	40,000,000	$616,042
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	250,000,000	3,513,204
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	06/20/2028	210,000,000	3,026,663
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	200,000,000	2,760,008
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	322,000,000	4,312,348
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	230,000,000	3,165,319
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	173,000,000	2,380,866
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	200,000,000	2,744,388
Japan Government Twenty Year Bond Series 114 (JPY)	2.10	12/20/2029	200,000,000	2,741,126
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	120,000,000	1,669,045
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	100,000,000	1,389,450
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	200,000,000	2,737,853
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	70,000,000	942,498
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	326,500,000	4,125,311
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	09/20/2030	135,000,000	1,786,799
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	165,000,000	2,250,553
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	03/20/2031	200,000,000	2,767,731
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	03/20/2031	80,000,000	1,055,822
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	06/20/2031	195,000,000	2,569,666
Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	165,000,000	2,324,862
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	165,000,000	2,434,098
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	335,000,000	4,727,057
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	100,000,000	1,486,130
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	250,000,000	3,769,084
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	395,000,000	5,473,028
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	585,000,000	8,641,062
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	629,000,000	8,927,159
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	408,000,000	5,878,951
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	09/20/2022	80,000,000	1,126,531
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	82,000,000	1,025,584
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	03/20/2024	173,000,000	2,409,729
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	338,000,000	4,956,589
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	298,500,000	4,179,043
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	175,000,000	2,464,241
Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	150,000,000	2,083,586
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	03/20/2026	80,000,000	1,149,876
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	375,000,000	5,375,101
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	150,000,000	2,120,671
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	230,000,000	3,202,239
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	420,000,000	5,793,789
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	200,000,000	2,814,233
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	200,000,000	2,773,347
Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	60,000,000	852,600
Japan Government Two Year Bond Series 296 (JPY)	0.10	09/15/2012	160,000,000	2,088,609
Japan Government Two Year Bond Series 297 (JPY)	0.10	10/15/2012	245,000,000	3,198,080
Japan Government Two Year Bond Series 298 (JPY)	0.10	11/15/2012	160,000,000	2,088,475
Japan Government Two Year Bond Series 301 (JPY)	0.20	02/15/2013	200,000,000	2,614,131
Japan Government Two Year Bond Series 303 (JPY)	0.20	04/15/2013	420,000,000	5,490,273
Japan Government Two Year Bond Series 306 (JPY)	0.20	07/15/2013	400,000,000	5,229,730
Japan Government Two Year Bond Series 315 (JPY)	1.20	06/20/2021	280,000,000	3,731,295
Japan Government Two Year Bond Series 67 (JPY)	1.30	09/20/2012	325,000,000	4,295,433
Netherlands Government Bond (EUR)	1.00	01/15/2014	700,000	1,006,546

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	123

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
Netherlands Government Bond (EUR)	1.75%	01/15/2013	900,000	$1,310,408
Netherlands Government Bond (EUR)	2.75	01/15/2015	1,700,000	2,558,293
Netherlands Government Bond (EUR)	3.25	07/15/2021	750,000	1,138,053
Netherlands Government Bond (EUR)	3.50	07/15/2020	1,000,000	1,551,407
Netherlands Government Bond (EUR)	3.75	07/15/2014	1,200,000	1,851,707
Netherlands Government Bond (EUR)	3.75	01/15/2023	850,000	1,333,995
Netherlands Government Bond (EUR)	3.75	01/15/2042	850,000	1,352,665
Netherlands Government Bond (EUR)	4.00	07/15/2016	950,000	1,510,696
Netherlands Government Bond (EUR)	4.00	07/15/2018	1,000,000	1,604,672
Netherlands Government Bond (EUR)	4.00	07/15/2019	900,000	1,447,463
Netherlands Government Bond (EUR)	4.00	01/15/2037	953,000	1,561,725
Netherlands Government Bond (EUR)	4.25	07/15/2013	1,350,000	2,057,087
Netherlands Government Bond (EUR)	4.50	07/15/2017	1,600,000	2,619,074
Netherlands Government Bond (EUR)	5.50	01/15/2028	810,000	1,522,025
Netherlands Government Bond (EUR)	7.50	01/15/2023	435,000	911,166
Spain Government Bond (EUR)	2.30	04/30/2013	1,000,000	1,414,178
Spain Government Bond (EUR)	2.50	10/31/2013	1,350,000	1,892,278
Spain Government Bond (EUR)	3.00	04/30/2015	1,250,000	1,736,196
Spain Government Bond (EUR)	3.15	01/31/2016	1,000,000	1,382,263
Spain Government Bond (EUR)	3.25	04/30/2016	700,000	961,088
Spain Government Bond (EUR)	3.30	10/31/2014	1,000,000	1,418,832
Spain Government Bond (EUR)	3.40	04/30/2014	1,050,000	1,491,659
Spain Government Bond (EUR)	3.80	01/31/2017	1,400,000	1,954,133
Spain Government Bond (EUR)	3.90	10/31/2012	900,000	1,301,513
Spain Government Bond (EUR)	4.20	07/30/2013	700,000	1,019,578
Spain Government Bond (EUR)	4.20	01/31/2037	900,000	1,010,208
Spain Government Bond (EUR)	4.25	01/31/2014	1,000,000	1,453,893
Spain Government Bond (EUR)	4.30	10/31/2019	2,500,000	3,469,150
Spain Government Bond (EUR)	4.40	01/31/2015	1,102,000	1,609,888
Spain Government Bond (EUR)	4.60	07/30/2019	2,200,000	3,112,686
Spain Government Bond (EUR)	4.65	07/30/2025	1,400,000	1,843,215
Spain Government Bond (EUR)	4.70	07/30/2041	850,000	1,007,957
Spain Government Bond (EUR)	4.75	07/30/2014	1,900,000	2,808,558
Spain Government Bond (EUR)	4.80	01/31/2024	900,000	1,224,718
Spain Government Bond (EUR)	4.85	10/31/2020	850,000	1,209,853
Spain Government Bond (EUR)	4.90	07/30/2040	1,000,000	1,227,591
Spain Government Bond (EUR)	5.50	07/30/2017	1,100,000	1,663,160
Spain Government Bond (EUR)	5.50	04/30/2021	1,300,000	1,928,890
Spain Government Bond (EUR)	5.75	07/30/2032	1,600,000	2,255,306
Spain Government Bond (EUR)	5.90	07/30/2026	350,000	509,734
Spain Government Bond (EUR)	6.00	01/31/2029	1,100,000	1,602,178
Spain Government Bond (EUR)	6.15	01/31/2013	1,050,000	1,566,879
Sweden Government Bond (SEK)	3.50	03/30/2039	3,000,000	550,469
Sweden Government Bond (SEK)	3.75	08/12/2017	4,000,000	694,031
Sweden Government Bond (SEK)	4.50	08/12/2015	1,300,000	227,159
Sweden Government Bond (SEK)	5.50	10/08/2012	3,800,000	625,282
Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	9,300,000	1,668,764
Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	5,890,000	1,153,145
Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	4,800,000	799,912
Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	9,000,000	1,638,067
United Kingdom Gilt (GBP)	2.00	01/22/2016	1,850,000	3,079,264
United Kingdom Gilt (GBP)	2.25	03/07/2014	2,750,000	4,627,595

124	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds and Notes@ (continued)
United Kingdom Gilt (GBP)	2.75%	01/22/2015	2,200,000	$3,767,823
United Kingdom Gilt (GBP)	3.75	09/07/2019	2,200,000	3,937,922
United Kingdom Gilt (GBP)	3.75	09/07/2020	2,250,000	3,999,406
United Kingdom Gilt (GBP)	3.75	09/07/2021	600,000	1,056,165
United Kingdom Gilt (GBP)	4.00	09/07/2016	2,150,000	3,907,267
United Kingdom Gilt (GBP)	4.00	03/07/2022	1,400,000	2,507,155
United Kingdom Gilt (GBP)	4.00	01/22/2060	1,000,000	1,678,655
United Kingdom Gilt (GBP)	4.25	12/07/2027	1,400,000	2,497,678
United Kingdom Gilt (GBP)	4.25	06/07/2032	1,050,000	1,852,089
United Kingdom Gilt (GBP)	4.25	03/07/2036	1,300,000	2,267,296
United Kingdom Gilt (GBP)	4.25	09/07/2039	1,350,000	2,352,308
United Kingdom Gilt (GBP)	4.25	12/07/2040	1,500,000	2,604,666
United Kingdom Gilt (GBP)	4.25	12/07/2046	1,600,000	2,800,829
United Kingdom Gilt (GBP)	4.25	12/07/2049	1,450,000	2,537,616
United Kingdom Gilt (GBP)	4.25	12/07/2055	2,025,000	3,569,223
United Kingdom Gilt (GBP)	4.50	03/07/2013	2,650,000	4,556,366
United Kingdom Gilt (GBP)	4.50	03/07/2019	1,750,000	3,294,589
United Kingdom Gilt (GBP)	4.50	09/07/2034	1,900,000	3,446,364
United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,000	2,724,709
United Kingdom Gilt (GBP)	4.75	09/07/2015	2,575,000	4,756,002
United Kingdom Gilt (GBP)	4.75	03/07/2020	3,200,000	6,114,777
United Kingdom Gilt (GBP)	4.75	12/07/2030	3,150,000	5,933,482
United Kingdom Gilt (GBP)	4.75	12/07/2038	1,400,000	2,640,330
United Kingdom Gilt (GBP)	5.00	09/07/2014	2,585,000	4,700,450
United Kingdom Gilt (GBP)	5.00	03/07/2018	1,900,000	3,663,311
United Kingdom Gilt (GBP)	5.00	03/07/2025	2,000,000	3,887,155
United Kingdom Gilt (GBP)	6.00	12/07/2028	1,500,000	3,246,446
United Kingdom Gilt (GBP)	8.00	12/07/2015	1,500,000	3,115,251
United Kingdom Gilt (GBP)	8.00	06/07/2021	1,600,000	3,833,014
United Kingdom Gilt (GBP)	8.75	08/25/2017	500,000	1,134,281

Total Foreign Government Bonds and Notes (Cost $985,892,648)				1,096,423,318

U.S. Treasury Securities: 21.00%
US Treasury Bond	2.13	08/15/2021	$15,000,000	14,888,732
US Treasury Bond	3.50	02/15/2039	7,000,000	6,881,875
US Treasury Bond	3.63	02/15/2020	13,000,000	14,762,111
US Treasury Bond	3.88	08/15/2040	7,000,000	7,332,500
US Treasury Bond	4.25	05/15/2039	5,000,000	5,593,750
US Treasury Bond	4.25	11/15/2040	10,500,000	11,727,188
US Treasury Bond	4.38	02/15/2038	1,750,000	2,003,204
US Treasury Bond	4.38	11/15/2039	7,800,000	8,898,092
US Treasury Bond	4.38	05/15/2040	6,250,000	7,126,000
US Treasury Bond	4.38	05/15/2041	2,500,000	2,853,900
US Treasury Bond	4.50	02/15/2036	3,150,000	3,691,406
US Treasury Bond	4.50	05/15/2038	4,600,000	5,367,625
US Treasury Bond	4.50	08/15/2039	5,600,000	6,519,626
US Treasury Bond	4.63	02/15/2040	6,500,000	7,714,688
US Treasury Bond	4.75	02/15/2037	1,550,000	1,879,617
US Treasury Bond	4.75	02/15/2041	9,700,000	11,752,151
US Treasury Bond	5.00	05/15/2037	2,300,000	2,894,046
US Treasury Bond	5.25	11/15/2028	2,000,000	2,578,124

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	125

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
US Treasury Bond	5.25%	02/15/2029	$3,500,000	$4,512,813
US Treasury Bond	5.38	02/15/2031	1,750,000	2,303,165
US Treasury Bond	5.50	08/15/2028	2,000,000	2,647,500
US Treasury Bond	6.00	02/15/2026	1,150,000	1,578,554
US Treasury Bond	6.13	11/15/2027	2,400,000	3,370,126
US Treasury Bond	6.13	08/15/2029	1,500,000	2,125,313
US Treasury Bond	6.25	08/15/2023	1,500,000	2,070,234
US Treasury Bond	6.25	05/15/2030	2,250,000	3,241,055
US Treasury Bond	6.38	08/15/2027	2,400,000	3,447,000
US Treasury Bond	6.50	11/15/2026	1,500,000	2,164,688
US Treasury Bond	6.63	02/15/2027	950,000	1,389,375
US Treasury Bond	6.88	08/15/2025	1,500,000	2,211,329
US Treasury Bond	7.13	02/15/2023	3,000,000	4,397,343
US Treasury Bond	7.25	05/15/2016	2,500,000	3,239,845
US Treasury Bond	7.25	08/15/2022	1,000,000	1,470,625
US Treasury Bond	7.50	11/15/2016	2,000,000	2,660,624
US Treasury Bond	7.50	11/15/2024	2,000,000	3,071,250
US Treasury Bond	7.88	02/15/2021	500,000	748,946
US Treasury Bond	8.00	11/15/2021	4,100,000	6,262,750
US Treasury Bond	8.13	08/15/2019	1,350,000	1,995,046
US Treasury Bond	8.50	02/15/2020	1,700,000	2,589,845
US Treasury Bond«	8.75	05/15/2017	2,500,000	3,553,125
US Treasury Bond	8.75	08/15/2020	400,000	622,781
US Treasury Bond	8.88	08/15/2017	1,275,000	1,838,889
US Treasury Bond	8.88	02/15/2019	1,200,000	1,818,750
US Treasury Bond	9.13	05/15/2018	2,900,000	4,342,524
US Treasury Bond	11.25	02/15/2015	2,000,000	2,737,968
US Treasury Note	0.38	09/30/2012	4,500,000	4,511,075
US Treasury Note	0.38	10/31/2012	5,000,000	5,012,695
US Treasury Note	0.38	06/30/2013	15,000,000	15,049,200
US Treasury Note	0.50	05/31/2013	5,000,000	5,026,560
US Treasury Note	0.50	10/15/2013	4,000,000	4,023,752
US Treasury Note	0.50	11/15/2013	4,500,000	4,527,072
US Treasury Note	0.63	12/31/2012	20,000,000	20,120,320
US Treasury Note	0.63	02/28/2013	10,000,000	10,065,620
US Treasury Note	0.63	04/30/2013	10,500,000	10,575,915
US Treasury Note	0.75	03/31/2013	15,000,000	15,132,450
US Treasury Note	0.75	08/15/2013	5,000,000	5,053,515
US Treasury Note	0.75	09/15/2013	4,000,000	4,043,436
US Treasury Note	1.00	07/15/2013	5,000,000	5,074,600
US Treasury Note	1.00	01/15/2014	7,000,000	7,126,875
US Treasury Note	1.13	12/15/2012	6,500,000	6,579,476
US Treasury Note«	1.13	06/15/2013	3,500,000	3,557,575
US Treasury Note	1.25	02/15/2014	5,000,000	5,122,265
US Treasury Note	1.25	04/15/2014	500,000	512,852
US Treasury Note«	1.25	08/31/2015	4,500,000	4,612,500
US Treasury Note	1.25	09/30/2015	7,000,000	7,166,250
US Treasury Note	1.25	10/31/2015	5,000,000	5,114,455
US Treasury Note	1.38	09/15/2012	8,000,000	8,101,560
US Treasury Note	1.38	10/15/2012	5,000,000	5,068,360
US Treasury Note	1.38	11/15/2012	10,000,000	10,145,310
US Treasury Note	1.38	01/15/2013	11,000,000	11,180,037

126	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
US Treasury Note«	1.38%	02/15/2013	$3,500,000	$3,560,431
US Treasury Note	1.38	03/15/2013	10,000,000	10,181,600
US Treasury Note	1.38	05/15/2013	5,000,000	5,100,400
US Treasury Note«	1.38	11/30/2015	2,500,000	2,569,530
US Treasury Note«	1.50	12/31/2013	9,000,000	9,263,673
US Treasury Note«	1.50	06/30/2016	7,000,000	7,194,670
US Treasury Note	1.50	07/31/2016	10,000,000	10,272,690
US Treasury Note	1.75	04/15/2013	3,000,000	3,075,690
US Treasury Note«	1.75	01/31/2014	4,500,000	4,663,125
US Treasury Note	1.75	03/31/2014	15,000,000	15,570,705
US Treasury Note	1.75	07/31/2015	4,750,000	4,960,805
US Treasury Note	1.75	05/31/2016	5,000,000	5,202,350
US Treasury Note	1.88	02/28/2014	1,500,000	1,560,351
US Treasury Note	1.88	04/30/2014	4,400,000	4,585,627
US Treasury Note	1.88	06/30/2015	6,250,000	6,556,638
US Treasury Note	1.88	08/31/2017	4,000,000	4,132,188
US Treasury Note	1.88	09/30/2017	11,000,000	11,351,483
US Treasury Note	2.00	11/30/2013	3,800,000	3,950,514
US Treasury Note«	2.00	01/31/2016	4,000,000	4,213,436
US Treasury Note	2.00	04/30/2016	500,000	526,405
US Treasury Note	2.13	11/30/2014	6,500,000	6,859,021
US Treasury Note	2.13	05/31/2015	3,500,000	3,704,540
US Treasury Note«	2.13	12/31/2015	8,000,000	8,475,624
US Treasury Note	2.13	02/29/2016	4,000,000	4,237,500
US Treasury Note«	2.25	05/31/2014	3,500,000	3,686,757
US Treasury Note	2.25	01/31/2015	5,000,000	5,303,125
US Treasury Note«	2.25	11/30/2017	2,500,000	2,633,595
US Treasury Note«	2.38	08/31/2014	5,000,000	5,302,345
US Treasury Note	2.38	09/30/2014	10,500,000	11,144,763
US Treasury Note	2.38	10/31/2014	5,000,000	5,312,110
US Treasury Note«	2.38	02/28/2015	10,000,000	10,658,600
US Treasury Note	2.38	03/31/2016	2,500,000	2,675,000
US Treasury Note	2.38	07/31/2017	3,500,000	3,718,750
US Treasury Note	2.50	03/31/2015	4,000,000	4,285,000
US Treasury Note	2.50	04/30/2015	5,000,000	5,357,420
US Treasury Note«	2.50	06/30/2017	4,500,000	4,817,813
US Treasury Note	2.63	06/30/2014	3,500,000	3,728,319
US Treasury Note	2.63	07/31/2014	5,750,000	6,132,732
US Treasury Note	2.63	12/31/2014	8,000,000	8,580,000
US Treasury Note	2.63	02/29/2016	2,500,000	2,702,345
US Treasury Note	2.63	04/30/2016	2,500,000	2,702,540
US Treasury Note	2.63	01/31/2018	4,000,000	4,302,812
US Treasury Note	2.63	04/30/2018	5,500,000	5,909,063
US Treasury Note«	2.63	08/15/2020	12,000,000	12,567,192
US Treasury Note«	2.63	11/15/2020	10,000,000	10,432,810
US Treasury Note«	2.75	02/28/2013	5,000,000	5,191,600
US Treasury Note	2.75	10/31/2013	8,375,000	8,831,044
US Treasury Note	2.75	11/30/2016	4,000,000	4,346,248
US Treasury Note	2.75	05/31/2017	4,000,000	4,341,564
US Treasury Note	2.75	12/31/2017	6,000,000	6,503,904
US Treasury Note«	2.75	02/28/2018	4,000,000	4,332,812
US Treasury Note«	2.75	02/15/2019	8,950,000	9,649,219

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	127

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
US Treasury Note	2.88%	03/31/2018	$4,000,000	$4,362,500
US Treasury Note	3.00	08/31/2016	3,500,000	3,846,994
US Treasury Note	3.00	09/30/2016	4,000,000	4,396,876
US Treasury Note	3.00	02/28/2017	3,000,000	3,299,064
US Treasury Note	3.13	04/30/2013	5,550,000	5,820,130
US Treasury Note	3.13	08/31/2013	3,500,000	3,703,165
US Treasury Note	3.13	09/30/2013	3,300,000	3,499,548
US Treasury Note	3.13	10/31/2016	6,000,000	6,634,686
US Treasury Note«	3.13	01/31/2017	5,000,000	5,531,250
US Treasury Note	3.13	04/30/2017	3,000,000	3,319,923
US Treasury Note	3.13	05/15/2019	8,000,000	8,825,000
US Treasury Note«	3.13	05/15/2021	5,000,000	5,407,800
US Treasury Note	3.25	05/31/2016	4,000,000	4,441,876
US Treasury Note	3.25	06/30/2016	1,000,000	1,111,250
US Treasury Note	3.25	12/31/2016	4,500,000	5,003,789
US Treasury Note	3.25	03/31/2017	5,000,000	5,565,625
US Treasury Note	3.38	06/30/2013	3,500,000	3,702,755
US Treasury Note	3.38	07/31/2013	2,000,000	2,121,172
US Treasury Note«	3.38	11/15/2019	8,000,000	8,941,872
US Treasury Note	3.50	05/31/2013	2,000,000	2,114,688
US Treasury Note	3.50	02/15/2018	5,000,000	5,651,955
US Treasury Note«	3.50	05/15/2020	17,000,000	19,110,380
US Treasury Note	3.63	05/15/2013	4,000,000	4,233,436
US Treasury Note«	3.63	08/15/2019	9,500,000	10,814,411
US Treasury Note«	3.63	02/15/2021	13,000,000	14,657,500
US Treasury Note«	3.75	11/15/2018	7,000,000	8,045,625
US Treasury Note	3.88	10/31/2012	3,500,000	3,651,347
US Treasury Note	3.88	02/15/2013	2,750,000	2,897,384
US Treasury Note	3.88	05/15/2018	3,000,000	3,466,173
US Treasury Note	4.00	11/15/2012	4,500,000	4,707,774
US Treasury Note	4.00	02/15/2014	3,000,000	3,274,686
US Treasury Note	4.00	02/15/2015	5,500,000	6,163,867
US Treasury Note	4.00	08/15/2018	2,525,000	2,942,413
US Treasury Note	4.13	05/15/2015	3,000,000	3,393,282
US Treasury Note	4.25	09/30/2012	2,000,000	2,088,516
US Treasury Note	4.25	08/15/2013	6,600,000	7,120,007
US Treasury Note	4.25	11/15/2013	2,500,000	2,721,095
US Treasury Note	4.25	08/15/2014	6,500,000	7,246,993
US Treasury Note	4.25	11/15/2014	4,370,000	4,906,348
US Treasury Note«	4.25	08/15/2015	5,500,000	6,278,591
US Treasury Note	4.25	11/15/2017	4,000,000	4,702,812
US Treasury Note«	4.50	11/15/2015	3,000,000	3,471,327
US Treasury Note	4.50	02/15/2016	2,500,000	2,907,813
US Treasury Note	4.50	05/15/2017	2,000,000	2,367,500
US Treasury Note	4.63	11/15/2016	3,000,000	3,548,436
US Treasury Note	4.63	02/15/2017	5,000,000	5,931,250
US Treasury Note	4.75	05/15/2014	2,000,000	2,240,938
US Treasury Note	4.75	08/15/2017	3,000,000	3,605,157
US Treasury Note	4.88	08/15/2016	2,500,000	2,977,930
US Treasury Note	5.13	05/15/2016	2,000,000	2,394,062

Total U.S. Treasury Securities (Cost $881,618,570)				935,467,272

128	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Corporate Bonds and Notes: 3.92%

Consumer Discretionary: 0.05%

Media: 0.05%
Grupo Televisa SA	6.00%	05/15/2018	$250,000	$278,525
Grupo Televisa SA	6.63	01/15/2040	500,000	534,799
Thomson Reuters Corporation	4.70	10/15/2019	425,000	477,103
Thomson Reuters Corporation	5.70	10/01/2014	200,000	223,035
Thomson Reuters Corporation	5.95	07/15/2013	250,000	271,498
Thomson Reuters Corporation	6.50	07/15/2018	500,000	608,213

				2,393,173

Consumer Staples: 0.02%

Beverages: 0.02%
Cia de Bebidas das Americas	8.75	09/15/2013	500,000	570,000
Coca-Cola Femsa SAB de CV	4.63	02/15/2020	200,000	214,264

				784,264

Energy: 0.63%

Energy Equipment & Services: 0.04%
Ensco plc	3.25	03/15/2016	1,250,000	1,294,426
Ensco plc	4.70	03/15/2021	500,000	522,011

				1,816,437

Oil, Gas & Consumable Fuels: 0.59%
Alberta Energy Company Limited	7.38	11/01/2031	350,000	415,210
Alberta Energy Company Limited	8.13	09/15/2030	150,000	194,085
Canadian Natural Resources Limited	4.90	12/01/2014	65,000	71,512
Canadian Natural Resources Limited	5.70	05/15/2017	1,150,000	1,342,996
Canadian Natural Resources Limited	5.85	02/01/2035	565,000	599,686
Canadian Natural Resources Limited	6.25	03/15/2038	500,000	579,467
Cenovus Energy Incorporarted	5.70	10/15/2019	200,000	230,271
Cenovus Energy Incorporated	4.50	09/15/2014	500,000	543,052
Cenovus Energy Incorporated	6.75	11/15/2039	500,000	590,988
Enbridge Incorporated	5.60	04/01/2017	100,000	114,533
Encana Corporation	5.90	12/01/2017	300,000	346,988
Encana Corporation	6.50	05/15/2019	400,000	476,832
Encana Corporation	6.50	08/15/2034	250,000	277,296
Encana Corporation	6.50	02/01/2038	350,000	390,796
Husky Energy Incorporated	5.90	06/15/2014	305,000	338,919
Husky Energy Incorporated	6.80	09/15/2037	100,000	117,179
Husky Energy Incorporated	7.25	12/15/2019	565,000	689,399
Nexen Incorporated	6.20	07/30/2019	80,000	92,486
Nexen Incorporated	6.40	05/15/2037	600,000	615,644
Nexen Incorporated	7.50	07/30/2039	560,000	648,126
Noble Holdings International Limited Corporation	3.05	03/01/2016	150,000	156,293
Noble Holdings International Limited Corporation	4.63	03/01/2021	200,000	211,632
Noble Holdings International Limited Corporation	4.90	08/01/2020	250,000	276,244
Noble Holdings International Limited Corporation	6.05	03/01/2041	200,000	216,113
Noble Holdings International Limited Corporation	7.38	03/15/2014	250,000	285,895
Norsk Hydro ASA	6.80	01/15/2028	250,000	315,219

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	129

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Petro-Canada	5.95%	05/15/2035	$700,000	$728,573
Petro-Canada	6.80	05/15/2038	400,000	468,214
Statoil ASA	2.90	10/15/2014	500,000	529,096
Statoil ASA	5.10	08/17/2040	500,000	541,873
Statoilhydro ASA	3.88	04/15/2014	150,000	161,785
Statoilhydro ASA	5.25	04/15/2019	1,015,000	1,176,323
Suncor Energy Incorporated	5.95	12/01/2034	75,000	78,933
Suncor Energy Incorporated	6.10	06/01/2018	900,000	1,043,029
Suncor Energy Incorporated	6.50	06/15/2038	400,000	459,067
Suncor Energy Incorporated	6.85	06/01/2039	250,000	291,941
Talisman Energy Incorporated	3.75	02/01/2021	150,000	148,635
Talisman Energy Incorporated	5.13	05/15/2015	65,000	72,818
Talisman Energy Incorporated	6.25	02/01/2038	400,000	439,421
Talisman Energy Incorporated	7.75	06/01/2019	415,000	521,222
Total Capital Canada Limited	1.63	01/28/2014	140,000	142,821
Total Capital SA	3.00	06/24/2015	500,000	527,015
Total Capital SA	3.13	10/02/2015	1,000,000	1,068,617
Total Capital SA	4.13	01/28/2021	100,000	107,150
Total Capital SA	4.45	06/24/2020	500,000	544,941
Trans Canada Pipelines Limited	6.10	06/01/2040	300,000	352,828
TransCanada PipeLines Limited	3.80	10/01/2020	300,000	312,004
TransCanada PipeLines Limited	6.20	10/15/2037	585,000	691,958
TransCanada PipeLines Limited	7.13	01/15/2019	1,500,000	1,903,935
TransCanada PipeLines Limited	7.63	01/15/2039	500,000	664,630
Transocean Incorporated	4.95	11/15/2015	500,000	540,449
Transocean Incorporated	6.00	03/15/2018	600,000	663,380
Weatherford International Limited	5.13	09/15/2020	200,000	209,397
Weatherford International Limited	5.15	03/15/2013	10,000	10,531
Weatherford International Limited	6.00	03/15/2018	100,000	111,958
Weatherford International Limited	6.75	09/15/2040	300,000	326,589
Weatherford International Limited	7.00	03/15/2038	50,000	55,488
Weatherford International Limited	9.63	03/01/2019	1,000,000	1,341,106

				26,372,588

Financials: 2.06%

Capital Markets: 0.16%
BP Capital Markets plc	3.13	10/01/2015	800,000	836,724
BP Capital Markets plc	3.20	03/11/2016	500,000	525,640
BP Capital Markets plc	3.63	05/08/2014	600,000	632,755
BP Capital Markets plc	3.88	03/10/2015	700,000	745,857
BP Capital Markets plc	4.50	10/01/2020	500,000	540,334
BP Capital Markets plc	4.74	03/11/2021	500,000	547,086
BP Capital Markets plc	4.75	03/10/2019	450,000	496,368
BP Capital Markets plc	5.25	11/07/2013	1,000,000	1,081,674
Nomura Holdings Incorporated	5.00	03/04/2015	1,100,000	1,158,788
Nomura Holdings Incorporated	6.70	03/04/2020	356,000	401,778

				6,967,004

Commercial Banks: 0.78%
Bank of Montreal	2.13	06/28/2013	300,000	307,279
Bank of Nova Scotia	2.05	10/07/2015	300,000	302,514

130	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Bank of Nova Scotia	2.25%	01/22/2013	$545,000	$556,765
Bank of Nova Scotia	2.38	12/17/2013	600,000	617,548
Bank of Nova Scotia	3.40	01/22/2015	1,150,000	1,221,065
Bank of Nova Scotia	4.38	01/13/2021	500,000	542,263
Barclays Bank plc	2.38	01/13/2014	200,000	197,517
Barclays Bank plc	2.50	01/23/2013	1,500,000	1,501,944
Barclays Bank plc	3.90	04/07/2015	250,000	250,276
Barclays Bank plc	5.00	09/22/2016	900,000	927,620
Barclays Bank plc	5.13	01/08/2020	1,000,000	1,005,930
Barclays Bank plc	5.14	10/14/2020	800,000	734,510
Barclays Bank plc	5.20	07/10/2014	800,000	841,489
Barclays Bank plc	5.45	09/12/2012	300,000	310,446
Barclays Bank plc	6.75	05/22/2019	750,000	823,200
BNP Paribas	2.13	12/21/2012	300,000	295,934
BNP Paribas	3.25	03/11/2015	1,000,000	993,889
BNP Paribas	3.60	02/23/2016	1,000,000	1,001,381
BNP Paribas	5.00	01/15/2021	1,150,000	1,186,716
Canadian Imperial Bank	1.45	09/13/2013	500,000	502,956
Canadian Imperial Bank	2.35	12/11/2015	500,000	509,868
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,000	535,592
Dresdner Bank AG	7.25	09/15/2015	200,000	197,767
HSBC Holdings plc	5.25	12/12/2012	800,000	821,637
HSBC Holdings plc	6.50	05/02/2036	1,000,000	1,001,722
HSBC Holdings plc	6.50	09/15/2037	850,000	846,280
HSBC Holdings plc	6.80	06/01/2038	350,000	358,912
ICICI Bank Limited 144A	6.63	10/03/2012	1,000,000	1,040,616
Lloyds TSB Bank plc	4.88	01/21/2016	700,000	701,301
Lloyds TSB Bank plc	6.38	01/21/2021	800,000	833,662
Rabobank Nederland	2.13	10/13/2015	1,000,000	1,010,572
Royal Bank of Canada	1.13	01/15/2014	200,000	201,169
Royal Bank of Canada	2.10	07/29/2013	800,000	821,789
Royal Bank of Canada	2.30	07/20/2016	600,000	608,143
Royal Bank of Canada	2.63	12/15/2015	250,000	259,955
Royal Bank of Scotland Group plc	3.40	08/23/2013	750,000	747,834
Royal Bank of Scotland Group plc	3.95	09/21/2015	500,000	487,051
Royal Bank of Scotland Group plc	4.38	03/16/2016	1,000,000	986,249
Royal Bank of Scotland Group plc	4.88	03/16/2015	1,000,000	1,013,623
Royal Bank of Scotland Group plc	5.00	10/01/2014	860,000	828,639
Royal Bank of Scotland Group plc	5.05	01/08/2015	300,000	286,658
Royal Bank of Scotland Group plc	5.63	08/24/2020	1,000,000	1,004,798
Royal Bank of Scotland Group plc	6.40	10/21/2019	575,000	579,068
Svenska Handelsbanken AB	3.13	07/12/2016	500,000	505,060
Toronto Dominion Bank	1.38	07/14/2014	300,000	303,888
Toronto Dominion Bank	2.50	07/14/2016	500,000	514,175
Westpac Banking Corporation	1.85	12/09/2013	200,000	202,425
Westpac Banking Corporation	2.10	08/02/2013	500,000	508,422
Westpac Banking Corporation	2.25	11/19/2012	1,050,000	1,066,241
Westpac Banking Corporation	4.20	02/27/2015	780,000	827,985
Westpac Banking Corporation	4.88	11/19/2019	800,000	840,724

				34,573,067

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	131

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance: 0.24%
Coca-Cola HBC Finance BV	5.13%	09/17/2013	$250,000	$267,325
Deutsche Telekom International Finance BV	5.25	07/22/2013	1,000,000	1,068,140
Deutsche Telekom International Finance BV	5.75	03/23/2016	275,000	312,351
Deutsche Telekom International Finance BV	6.00	07/08/2019	500,000	594,985
Deutsche Telekom International Finance BV	8.75	06/15/2030	830,000	1,119,976
Diageo Capital plc	5.20	01/30/2013	300,000	318,325
Diageo Capital plc	5.75	10/23/2017	1,050,000	1,233,290
Diageo Capital plc	5.88	09/30/2036	175,000	198,231
Diageo Capital plc	7.38	01/15/2014	500,000	572,657
Diageo Finance BV	3.25	01/15/2015	100,000	105,413
Diageo Finance BV	5.30	10/28/2015	125,000	142,846
Encana Holdings Finance Corporation	5.80	05/01/2014	154,000	169,909
Telecom Italia Capital SA	4.95	09/30/2014	1,150,000	1,133,154
Telecom Italia Capital SA	5.25	11/15/2013	415,000	415,366
Telecom Italia Capital SA	5.25	10/01/2015	200,000	196,649
Telecom Italia Capital SA	6.00	09/30/2034	150,000	121,368
Telecom Italia Capital SA	7.18	06/18/2019	1,000,000	1,041,452
Telecom Italia Capital SA	7.20	07/18/2036	500,000	459,802
Telecom Italia Capital SA	7.72	06/04/2038	500,000	484,876
Virgin Media Secured Finance plc 144A	5.25	01/15/2021	900,000	977,101

				10,933,216

Diversified Financial Services: 0.83%
Abbey National Treasury Services plc	2.88	04/25/2014	200,000	191,166
Abbey National Treasury Services plc	4.00	04/27/2016	500,000	477,575
Anglogold Holdings plc	5.38	04/15/2020	165,000	168,096
Anglogold Holdings plc	6.50	04/15/2040	295,000	283,865
Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	550,000	592,200
Barrick North America Finance LLC 144A	4.40	05/30/2021	600,000	627,242
BHP Billiton Finance USA Limited	4.80	04/15/2013	500,000	532,534
BHP Billiton Finance USA Limited	5.40	03/29/2017	200,000	232,476
BHP Billiton Finance USA Limited	5.50	04/01/2014	800,000	890,788
BHP Billiton Finance USA Limited	6.50	04/01/2019	1,050,000	1,291,900
Burlington Resources Finance Company	7.20	08/15/2031	500,000	649,458
ConocoPhillips Canada Funding Company	5.63	10/15/2016	150,000	176,149
ConocoPhillips Canada Funding Company	5.95	10/15/2036	300,000	347,836
Credit Suisse New York NY	3.50	03/23/2015	1,000,000	1,018,520
Credit Suisse New York NY	5.00	05/15/2013	1,000,000	1,050,946
Credit Suisse New York NY	5.30	08/13/2019	1,500,000	1,568,498
Credit Suisse New York NY	5.40	01/14/2020	1,000,000	994,884
Credit Suisse New York NY	5.50	05/01/2014	2,200,000	2,371,602
Credit Suisse New York NY	6.00	02/15/2018	625,000	658,124
Deutsche Bank AG London	2.38	01/11/2013	750,000	750,206
Deutsche Bank AG London	3.45	03/30/2015	500,000	510,679
Deutsche Bank AG London	3.88	08/18/2014	1,000,000	1,039,032
Deutsche Bank AG London	4.88	05/20/2013	1,000,000	1,041,033
Deutsche Bank AG London	5.38	10/12/2012	1,000,000	1,044,315
Deutsche Bank AG London	6.00	09/01/2017	1,000,000	1,128,365
ORIX Corporation	4.71	04/27/2015	415,000	435,403
Rio Tinto Finance USA Limited	5.20	11/02/2040	300,000	307,969
Rio Tinto Finance USA Limited	6.50	07/15/2018	750,000	912,319

132	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	8.95%	05/01/2014	$1,475,000	$1,768,937
Rio Tinto Finance USA Limited	9.00	05/01/2019	480,000	654,467
Shell International Finance BV	1.88	03/25/2013	940,000	959,186
Shell International Finance BV	3.25	09/22/2015	1,000,000	1,066,553
Shell International Finance BV	4.00	03/21/2014	950,000	1,024,484
Shell International Finance BV	4.30	09/22/2019	500,000	552,316
Shell International Finance BV	4.38	03/25/2020	500,000	545,367
Shell International Finance BV	5.20	03/22/2017	250,000	292,271
Shell International Finance BV	5.50	03/25/2040	300,000	346,086
Shell International Finance BV	6.38	12/15/2038	850,000	1,083,824
Tyco International Finance SA	3.38	10/15/2015	250,000	262,319
Tyco International Finance SA	4.13	10/15/2014	200,000	216,366
Tyco International Finance SA	8.50	01/15/2019	500,000	656,880
UBS AG Stamford Connecticut	2.25	08/12/2013	500,000	505,082
UBS AG Stamford Connecticut	3.88	01/15/2015	500,000	518,468
UBS AG Stamford Connecticut	4.88	08/04/2020	1,000,000	1,002,036
UBS AG Stamford Connecticut	5.75	04/25/2018	1,000,000	1,064,711
UBS AG Stamford Connecticut	5.88	12/20/2017	1,500,000	1,602,791
UFJ Finance Aruba AEC	6.75	07/15/2013	1,000,000	1,082,693
WPP Finance UK	8.00	09/15/2014	500,000	580,842

				37,078,859

Insurance: 0.05%
Aegon NV	4.63	12/01/2015	500,000	525,336
AXA SA	8.60	12/15/2030	650,000	724,638
Axis Capital Holdings Limited	5.75	12/01/2014	65,000	70,839
Manulife Financial Corporation	3.40	09/17/2015	400,000	406,851
XL Capital Limited	5.25	09/15/2014	312,000	334,734

				2,062,398

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	04/25/2017	125,000	137,797

Health Care: 0.17%

Pharmaceuticals: 0.17%
AstraZeneca plc	5.40	09/15/2012	700,000	734,720
AstraZeneca plc	5.40	06/01/2014	75,000	84,592
AstraZeneca plc	5.90	09/15/2017	800,000	960,368
AstraZeneca plc	6.45	09/15/2037	1,150,000	1,437,247
Covidien International Finance SA	1.88	06/15/2013	200,000	203,770
Covidien International Finance SA	2.80	06/15/2015	150,000	156,196
Covidien International Finance SA	5.45	10/15/2012	100,000	105,197
Covidien International Finance SA	6.00	10/15/2017	600,000	720,668
Covidien International Finance SA	6.55	10/15/2037	150,000	182,552
Novartis Securities Investment Limited	5.13	02/10/2019	1,000,000	1,166,156
Sanofi Aventis	1.63	03/28/2014	210,000	213,985
Sanofi Aventis	2.63	03/29/2016	500,000	520,314
Sanofi Aventis	4.00	03/29/2021	700,000	741,311
Teva Pharmaceutical Finance LLC	3.00	06/15/2015	500,000	523,363

				7,750,439

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	133

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials: 0.10%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38%	01/15/2020	$500,000	$545,000

Commercial Services & Supplies: 0.03%
Ingersoll-Rand Global Holding Company Limited	6.88	08/15/2018	250,000	303,551
Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	500,000	594,486
Tyco Electronics Group SA	6.00	10/01/2012	500,000	528,166

				1,426,203

Industrial Conglomerates: 0.02%
Koninklijke Philips Electronics NV	5.75	03/11/2018	650,000	749,401

Road & Rail: 0.04%
Canadian National Railway Company	5.55	03/01/2019	435,000	518,001
Canadian National Railway Company	6.20	06/01/2036	200,000	238,800
Canadian Pacific Railway Company	4.45	03/15/2023	200,000	209,260
Canadian Pacific Railway Company	5.75	03/15/2033	360,000	384,248
Canadian Pacific Railway Company	5.95	05/15/2037	65,000	70,454
Canadian Pacific Railway Company	7.25	05/15/2019	65,000	81,628

				1,502,391

Information Technology: 0.01%

Communications Equipment: 0.01%
Nokia Corporation	5.38	05/15/2019	500,000	498,061

Materials: 0.34%

Chemicals: 0.04%
Agrium Incorporated	6.13	01/15/2041	165,000	187,427
Agrium Incorporated	6.75	01/15/2019	300,000	365,230
Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	560,000	606,848
Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	255,000	282,026
Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	50,000	55,454
Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	200,000	220,231
Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	75,000	84,170
Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	65,000	79,489

				1,880,875

Metals & Mining: 0.29%
ArcelorMittal	3.75	03/01/2016	100,000	98,917
ArcelorMittal	5.38	06/01/2013	750,000	779,839
ArcelorMittal	5.50	03/01/2021	500,000	488,955
ArcelorMittal	6.13	06/01/2018	600,000	624,713
ArcelorMittal	6.75	03/01/2041	500,000	475,838
ArcelorMittal	7.00	10/15/2039	500,000	482,426
ArcelorMittal	9.00	02/15/2015	425,000	489,486
ArcelorMittal	9.85	06/01/2019	1,000,000	1,222,409
Barrick Gold Corporation 144A	1.75	05/30/2014	60,000	60,845
Barrick Gold Corporation 144A	2.90	05/30/2016	600,000	615,611
Falconbridge Limited	6.00	10/15/2015	600,000	663,782
Rio Tinto Alcan Incorporated	4.88	09/15/2012	500,000	517,828

134	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining (continued)
Teck Resources Limited	4.50%	01/15/2021	$350,000	$356,566
Teck Resources Limited	4.75	01/15/2022	202,000	207,715
Teck Resources Limited	6.00	08/15/2040	175,000	177,529
Teck Resources Limited	6.25	07/15/2041	300,000	317,027
Teck Resources Limited	9.75	05/15/2014	1,250,000	1,509,020
Vale Overseas Limited	4.63	09/15/2020	300,000	306,190
Vale Overseas Limited	6.25	01/23/2017	1,405,000	1,593,961
Vale Overseas Limited	6.88	11/21/2036	1,260,000	1,439,040
Vale Overseas Limited	6.88	11/10/2039	130,000	148,376
Vale Overseas Limited	8.25	01/17/2034	300,000	389,371

				12,965,444

Paper & Forest Products: 0.01%
Celulosa Arauco y Constitucion SA	5.63	04/20/2015	65,000	70,729
Celulosa Arauco y Constitucion SA	7.25	07/29/2019	350,000	408,645

				479,374

Telecommunication Services: 0.48%

Diversified Telecommunication Services: 0.26%
British Telecommunications plc	5.15	01/15/2013	350,000	368,991
British Telecommunications plc	5.95	01/15/2018	250,000	282,111
British Telecommunications plc	9.88	12/15/2030	1,150,000	1,674,538
Deutsche Telekom	4.88	07/08/2014	300,000	326,074
France Telecom SA	4.38	07/08/2014	1,000,000	1,069,383
France Telecom SA	5.38	07/08/2019	350,000	389,911
France Telecom SA	8.50	03/01/2031	925,000	1,228,049
Royal KPN NV	8.38	10/01/2030	375,000	485,759
Telefonica Emisiones SAU	2.58	04/26/2013	500,000	493,108
Telefonica Emisiones SAU	3.73	04/27/2015	470,000	462,329
Telefonica Emisiones SAU	3.99	02/16/2016	710,000	695,154
Telefonica Emisiones SAU	4.95	01/15/2015	430,000	439,752
Telefonica Emisiones SAU	5.13	04/27/2020	445,000	422,551
Telefonica Emisiones SAU	5.46	02/16/2021	500,000	483,033
Telefonica Emisiones SAU	6.42	06/20/2016	500,000	525,193
Telefonica Emisiones SAU	7.05	06/20/2036	550,000	546,730
Telefonica Europe BV	8.25	09/15/2030	420,000	474,968
Telefonica SA	5.88	07/15/2019	645,000	646,593
Telefonos de Mexico SA de CV	5.50	01/27/2015	465,000	515,905

				11,530,132

Wireless Telecommunication Services: 0.22%
America Movil SAB de CV	3.63	03/30/2015	500,000	531,097
America Movil SAB de CV	5.00	03/30/2020	1,000,000	1,084,280
America Movil SAB de CV	5.50	03/01/2014	300,000	330,772
America Movil SAB de CV	5.63	11/15/2017	450,000	513,926
America Movil SAB de CV	6.13	11/15/2037	100,000	111,678
America Movil SAB de CV	6.13	03/30/2040	500,000	555,984
America Movil SAB de CV	6.38	03/01/2035	65,000	74,468
Rogers Communications Incorporated	6.80	08/15/2018	750,000	914,978
Rogers Wireless Incorporated	6.38	03/01/2014	100,000	112,444
Rogers Wireless Incorporated	7.50	03/15/2015	500,000	598,508

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	135

DIVERSIFIED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services (continued)
Vodafone Group plc	3.38%	11/24/2015	$500,000	$529,406
Vodafone Group plc	4.15	06/10/2014	250,000	269,797
Vodafone Group plc	4.63	07/15/2018	180,000	199,345
Vodafone Group plc	5.00	12/16/2013	1,000,000	1,083,864
Vodafone Group plc	5.00	09/15/2015	250,000	280,244
Vodafone Group plc	5.38	01/30/2015	75,000	84,157
Vodafone Group plc	5.45	06/10/2019	400,000	467,204
Vodafone Group plc	5.63	02/27/2017	500,000	579,040
Vodafone Group plc	6.15	02/27/2037	1,000,000	1,149,386
Vodafone Group plc	7.88	02/15/2030	250,000	343,553

				9,814,131

Utilities: 0.06%

Electric Utilities: 0.01%
Enersis SA/Cayman Island	7.38	01/15/2014	250,000	279,240

Independent Power Producers & Energy Traders: 0.01%
Transalta Corporation	4.75	01/15/2015	400,000	428,593
Transalta Corporation	6.50	03/15/2040	90,000	97,988

				526,581

Multi-Utilities: 0.03%
National Grid plc	6.30	08/01/2016	600,000	699,569
Veolia Environment SA	5.25	06/03/2013	200,000	211,585
Veolia Environment SA	6.00	06/01/2018	500,000	570,026

				1,481,180

Water Utilities: 0.01%
United Utilities Incorporated	5.38	02/01/2019	250,000	267,922

Total Yankee Corporate Bonds and Notes (Cost $167,742,301)				174,815,177

Other: 0.06%
Gryphon Funding Limited, Pass-through Entity(a)(i)(v)			1,548,440	590,730
VFNC Corporation, Pass-through Entity, 0.21%±144A(a)(i)(v)			4,222,127	2,279,948

Total Other (Cost $1,284,054)				2,870,678

	Yield		Shares

Short-Term Investments: 4.20%

Investment Companies: 4.20%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)##	0.05		105,983,758	105,983,758
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.19		81,191,801	81,191,801

Total Short-Term Investments (Cost $187,175,559)				187,175,559

Total Investments in Securities
(Cost $4,311,022,944)*	102.97%	4,587,700,567
Other Assets and Liabilities, Net	(2.97)	(132,481,708)

Total Net Assets	100.00%	$4,455,218,859

136	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	Security issued on a when-issued (TBA) basis.

±	Variable rate investment.

^	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate. The total cost of affiliated investments is $207,558,842.

@	Foreign bond principal is denominated in local currency.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,312,203,933 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$285,265,752
Gross unrealized depreciation	(9,769,118)

Net unrealized appreciation	$275,496,634

The following table shows the percent of total long-term investments by geographic location as of August 31, 2011:

United States	75.07%
Japan	12.08%
Germany	2.31%
Italy	2.26%
France	2.19%
Spain	0.97%
Canada	0.69%
Belgium	0.63%
Netherlands	0.60%
Other	3.20%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	137

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.93%

Consumer Discretionary: 12.15%

Auto Components: 0.75%
Aapico Hitech Public Company Limited	123,000	$54,174
Aisin Seiki Company Limited	26,800	898,895
Akebono Brake Industry Company Limited	22,700	117,094
Autoneum Holding AG†	164	11,549
Bharat Forge Limited	19,334	117,563
BorgWarner Incorporated†	70,755	5,051,199
Bosch Limited	1,366	214,466
Bridgestone Corporation	85,800	1,914,183
Bridgestone Corporation ADR	4,725	210,971
Calsonic Kansei Corporation	41,000	245,379
Cheng Shin Rubber Industry Company Limited†	290,739	680,115
Compagnie Generale Des Establissements Michelin Class B	11,514	842,621
Continental AG	5,092	375,424
Cooper Tire & Rubber Company	111,204	1,348,905
Dana Holding Corporation†	286,337	3,650,797
Denso Corporation	69,700	2,228,280
Exedy Corporation	5,000	172,957
Exide Industries Limited†	55,479	180,617
Faurecia	2,019	59,137
FCC Company Limited	5,300	118,049
Futaba Industrial Company Limited	6,100	42,032
Gentex Corporation	91,320	2,369,297
GKN plc	91,717	300,234
Goodyear Tire & Rubber Company†	145,600	1,814,176
Halla Climate Control Corporation†	8,860	197,358
Hankook Tire Company Limited	11,830	445,635
Hi-Lex Corporation	4,100	70,250
Hyundai Mobis†	10,468	3,337,444
Hyundai Wia Corporation†	1,460	198,164
Kanto Auto Works Limited	1,200	10,710
Kayaba Industry Company Limited	27,000	180,477
KEIHIN Corporation	9,300	174,169
Kenda Rubber Industrial Company Limited†	59,835	78,084
Koito Manufacturing Company Limited	17,000	256,089
Kumho Industrial Company Limited†	8,435	60,287
Lear Corporation	70,016	3,345,364
Leoni AG	4,204	180,066
Linamar Corporation	2,422	38,681
Magna International Incorporated Class A	13,900	527,868
Mando Corporation	1,886	331,945
Martinrea International Incorporated†	3,001	20,930
Minth Group Limited	76,000	84,527
Musashi Seimitsu Industry Company Limited	1,900	46,187
Nan Kang Rubber Tire Company Limited†	70,957	119,624
NGK Spark Plug Company Limited	29,000	376,764
NHK Spring Company Limited	27,000	255,512
NIFCO Incorporated	6,500	166,166
Nippon Seiki Company Limited	8,000	93,203

138	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Auto Components (continued)
Nissan Shatai Company Limited	12,000	$93,265
Nissin Kogyo Company Limited	8,500	133,532
NOK Corporation	19,900	345,994
Nokian Renkaat Oyj	7,959	295,148
Pacific Industrial Company Limited†	5,000	26,894
Pirelli & Company SpA	11,055	92,486
Press Kogyo Company Limited	13,000	63,715
Rieter Holding AG†	164	32,271
Riken Corporation†	27,000	117,803
Sanden Corporation	14,000	56,695
Showa Corporation	1,800	12,021
Somboon Advance Technology PCL	104,216	84,847
Stanley Electric Company Limited	21,400	308,200
Sumitomo Rubber Industries	24,700	312,444
Tachi-S Company Limited	3,600	62,010
Takata Corporation	5,600	136,995
Tenneco Automotive Incorporated†«	106,800	3,504,108
Thai Stanley Electric PCL†	13,600	76,917
Tokai Rika Company Limited	8,200	142,112
Tokai Rubber Industries Incorporated	6,500	83,783
Tong Yang Industry Company Limited†	94,160	104,573
Topre Corporation	4,200	42,428
Toyo Tire & Rubber Company Limited	19,000	50,750
Toyota Auto Body Company Limited	4,400	71,014
Toyota Boshoku Corporation	11,900	176,779
Toyota Gosei Company Limited	9,800	177,386
Toyota Industries Corporation	29,300	833,823
TS Tech Company Limited	7,600	116,151
UMW Holdings Berhad†	46,800	114,466
Unipres Corporation	3,500	90,070
Valeo SA	5,453	287,821
Xinyi Glass Holding Company Limited	284,000	169,474
Yarnapund PCL†(a)	1,551,500	16,175
Yokohama Rubber Company Limited	35,000	196,142

		42,041,910

Automobiles: 0.93%
Toyota Motor Corporation	405,114	14,594,359
Bajaj Auto	20,834	715,574
Bayerische Motoren Werke AG	21,068	1,704,527
Brilliance China Automotive Holdings Limited†	316,000	385,555
BYD Company Limited	74,500	156,069
China Motor Company Limited†	67,150	72,256
Chongqing Changchun Automobile Class B†	43	14
Daihatsu Motor Company Limited	28,000	467,127
Daimler AG	62,041	3,351,456
Dongfeng Motor Group Company Limited	410,000	656,927
Fiat Industrial†	48,439	469,338
Fiat Industrial di Risparmio	3,220	17,057
Fiat SpA	48,439	300,276
Fiat SpA di Risparmio	3,220	14,553

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	139

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Automobiles (continued)
Fleetwood Corporation Limited†	5,077	$59,463
Ford Otomotiv Sanayi AS	8,512	57,404
Fuji Heavy Industries Limited	87,000	545,794
Geely Automobile Holdings Limited	530,000	153,261
Ghabbour Auto	3,188	15,619
Guangzhou Automobile Group Company Limited	315,454	343,068
Hero Honda Motors Limited†	13,771	616,734
Honda Motor Company Limited	245,100	7,986,577
Honda Motor Company Limited ADR	25	812
Hyundai Motor Company Limited	20,315	3,900,958
Isuzu Motors Limited	180,000	810,294
Kia Motors Corporation	40,754	2,722,528
Mahindra & Mahindra Limited	50,851	822,152
Mahindra & Mahindra Limited GDR	20,144	327,318
Maruti Suzuki India Limited†	21,037	499,950
Mazda Motor Corporation	213,000	458,773
Mitsubishi Motors Corporation†	507,000	653,343
Nissan Motor Company Limited	317,000	2,914,948
Oriental Holdings Berhad†	28,320	44,590
Peugeot SA	10,397	317,778
Proton Holdings Berhad	12,700	12,547
PT Astra International Incorporated	306,294	2,456,954
Renault SA	13,483	547,886
Suzuki Motor Corporation	60,200	1,241,095
Tan Chong Motor Holdings Berhad†	87,300	141,371
Tofas Turk Otomobil Fabrikasi AS†	12,763	42,897
Volkswagen AG	2,854	433,507
Yamaha Motor Company Limited	39,900	600,588
Yue Loong Motor†	158,929	360,667
Zhongsheng Group Holdings Limited	89,000	151,213

		52,145,177

Distributors: 0.21%
Canon Marketing Japan Incorporated	6,400	74,958
CFAO	4,172	171,452
D’ieteren SA NV	1,530	84,591
Genuine Parts Company«	104,979	5,775,945
Hanwha Corporation (Korea)†	7,410	281,144
Imperial Holding Limited	36,119	596,698
Inchcape plc	28,547	149,364
Jardine Cycle & Carriage Limited	13,439	500,143
LG International Corporation†	5,460	283,323
Li & Fung Limited	762,530	1,375,508
Pacific Brands Limited†	88,865	61,955
Pool Corporation«	95,200	2,468,536
Tat Hong Holdings Limited	7,000	3,945
Uni-Select Incorporated	432	11,624
Yokohama Reito Company†	2,000	15,506

		11,854,692

140	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Consumer Services: 0.59%
Arbitron Incorporated«	47,400	$1,779,870
Benesse Corporation	12,500	533,564
Career Education Corporation†	128,700	2,184,039
Coinstar Incorporated†«	51,862	2,364,389
Corporate Executive Board Company	60,200	1,981,784
DeVry Incorporated	37,772	1,668,767
Educomp Solutions Limited	5,295	23,675
H & R Block Incorporated	195,111	2,950,078
Hillenbrand Incorporated	121,086	2,470,154
InvoCare Limited	10,912	85,890
Itausa Investimentos Itau SA	37,862	290,167
ITT Educational Services Incorporated†«	20,332	1,467,157
Matthews International Corporation	52,647	1,758,936
Navitas Limited	29,257	119,266
New Oriental Education & Technology Group Incorporated†	17,412	531,066
Raffles Education Corporation Limited	55,177	22,439
Regis Corporation«	111,795	1,651,212
Service Corporation International«	467,443	4,777,267
Sotheby’s Holdings Incorporated«	119,000	4,427,990
Strayer Education Incorporated«	22,241	2,105,111

		33,192,821

Hotels, Restaurants & Leisure: 1.73%
A-Max Holdings Limited†	83,500	965
Accor SA	8,760	314,049
Accordia Golf Company Limited	85	67,588
Ajisen China Holdings Limited	67,200	102,030
Aristocrat Leisure Limited	70,903	158,445
Autogrill SpA	5,082	63,011
Bally Technologies Incorporated	94,909	2,978,244
Banyan Tree Holdings Limited	13,000	7,884
Berjaya Land Berhad†	210,400	72,229
Berjaya Sports Toto Berhad	78,950	111,972
Bob Evans Farms Incorporated	59,491	1,889,434
Brinker International Incorporated	174,790	3,946,758
Cafe de Coral Holdings Limited	34,000	82,802
Carnival Corporation	47,700	1,575,531
Carnival plc	11,453	370,429
CEC Entertainment Incorporated	32,225	1,000,909
Chipotle Mexican Grill Incorporated†«	20,094	6,296,857
Compass Group plc	119,362	1,064,505
Cracker Barrel Old Country Store Incorporated«	41,300	1,749,468
Crown Limited	64,616	577,858
Doutor Nichires Holdings Company Limited	5,200	64,116
Echo Entertainment Group Limited†	94,217	397,818
Egyptian For Tourism Resorts†	16,982	3,013
EIH Limited†	57,568	110,329
Enterprise Inns plc†	26,791	17,856
Flight Centre Limited	8,570	182,716
Formosa International Hotels Corporation†	12,282	199,887
Fujita Kanko Incorporated†	30,000	101,948

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	141

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Limited†	129,000	$324,083
Gaylord Entertainment Company†«	74,347	1,869,084
Genting Berhad	357,200	1,138,537
Genting Hong Kong Limited†	151,000	54,491
Genting International plc†	772,320	1,066,961
Great Canadian Gaming Corporation†	1,414	11,248
Greene King plc	10,307	74,327
H.I.S Company Limited	3,400	94,814
Hong Kong & Shanghai Hotels Limited	93,228	141,461
Hotel Properties Limited†	6,000	10,034
Hyatt Hotels Corporation Class A†«	63,842	2,267,029
Imperial Hotel Limited†	1,450	37,081
Indian Hotels Company Limited†	66,498	104,739
Intercontinental Hotels Group plc	17,677	297,936
International Game Technology	189,830	2,896,806
Interval Leisure Group Incorporated†	70,915	893,529
Intralot SA-Integrated Lottery Systems & Services†	4,444	5,075
Jack in the Box Incorporated†	1,000	20,770
Jollibee Foods Corporation	52,200	107,673
Kangwon Land Incorporated†	18,970	496,695
Kappa Create Company Limited†	2,100	46,196
Kentucky Fried Chicken (Japan) Limited†	2,100	55,729
KFC Holdings Malaysia Berhad	22,464	29,645
Kisoji Company Limited†	3,500	66,444
Kuoni Reisen Holding AG†	214	73,989
Ladbrokers plc	52,013	107,751
Las Vegas Sands Corporation†	91,555	4,263,716
Life Time Fitness Incorporated†«	70,305	2,695,494
Lottomatica SpA†	2,688	42,449
Marriott International Incorporated Class A«	60,600	1,774,368
Marston’s plc	27,687	42,662
McDonald’s Corporation	128,214	11,598,238
McDonald’s Holdings Company (Japan) Limited	8,700	231,999
Melco International Development Limited	84,000	95,869
Millennium & Copthorne Hotels plc	5,951	41,406
Minor International PCL ADR	95,700	40,873
Mitchells & Butlers plc†	19,207	71,907
MOS Food Services Incorporated	4,500	91,497
Ohsho Food Service Corporation	1,600	39,280
Opap SA	18,417	223,446
Orbis SA†	2,450	28,052
Orient Express Hotels Limited Class A†«	168,663	1,322,318
Oriental Land Company Limited	7,700	764,778
Pacific Golf Group International	14	7,344
Paddy Power plc	2,235	113,883
Panera Bread Company†«	51,149	5,889,807
PartyGaming plc	32,201	65,233
PF Chang’s China Bistro Incorporated«	37,226	1,121,992
Pinnacle Entertainment Incorporated†«	111,704	1,532,579
Plenus Company Limited	2,000	33,096
Punch Taverns plc†	32,370	5,067

142	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Resorts World Berhad	408,715	$460,913
Resorttrust Incorporated†	2,880	48,342
Restaurant Group plc†	5,909	27,382
Rexcapital Financial Holdings Limited	625,000	47,503
Round One Corporation	8,500	74,563
Royal Holdings Company Limited†	1,300	14,431
Saizeriya Company Limited	4,700	86,237
Sands China Limited	315,123	982,647
Scientific Games Corporation Class A†«	121,700	1,073,394
Shangri-La Asia Limited	236,166	545,097
Six Flags Entertainment Corporation«	96,800	3,247,640
SJM Holdings Limited	221,000	509,424
Sky City Entertainment Group Limited	106,136	305,169
Sodexho Alliance SA	5,883	436,997
Sonic Corporation†«	109,153	1,011,848
Spirit Pub Company plc	32,370	22,858
St. Marc Holdings Company Limited	300	11,845
Starwood Hotels & Resorts Worldwide Incorporated	126,100	5,619,016
Tabcorp Holdings Limited	94,217	284,829
Tattersall’s Limited	176,372	438,609
Thomas Cook Group plc	84,009	58,381
Tim Hortons Incorporated	10,944	521,217
Tokyo Dome Corporation	11,000	22,656
Tokyotokeiba Company Limited†	12,000	17,478
Transat A.T. Incorporated Class A†	1,458	13,786
TUI AG	6,630	45,537
TUI Travel plc	24,735	61,362
Vail Resorts Incorporated«	61,420	2,483,211
Watami Food Service Company†	3,900	90,520
Wendy’s Company«	197,308	960,890
Wetherspoon (J.D.) plc	2,154	14,484
Whitbread plc	12,652	308,650
William Hill plc	39,046	142,758
WMS Industries Incorporated†	101,212	2,208,446
Wyndham Worldwide Corporation	113,183	3,676,184
Wynn Macau Limited	164,000	532,800
Wynn Resorts Limited	16,837	2,605,021
Yoshinoya D&C Company Limited	37	47,877
Zensho Company Limited	11,700	165,950

		97,164,083

Household Durables: 0.82%
Alpine Electronics Incorporated	3,700	50,373
Arcelik AS†	30,036	106,359
Arnest One Corporation	3,700	39,618
Barratt Developments plc†	67,471	89,872
Bellway plc	5,665	55,199
Berkeley Group Holdings plc†	11,306	216,557
Bovis Homes Group plc	9,847	60,469
Brookfield Residential Properties Incorporated†	14,368	114,082
Casio Computer Company Limited	35,500	226,189

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	143

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Household Durables (continued)
Chofu Seisakusho Company Limited	1,900	$51,700
Cleanup Corporation	5,200	31,501
Corona Corporation†	2,000	31,238
Dorel Industries Incorporated Class B	1,167	28,135
DR Horton Incorporated	184,731	1,943,370
Ekornes ASA	800	15,063
Electrolux AB Class B	14,855	249,575
Foster Electric Company Limited	2,400	36,098
France Bed Holdings Company Limited	6,000	8,833
Funai Electric Company Limited	2,100	52,515
Garmin Limited«	82,000	2,749,460
GUD Holdings Limited	6,955	55,334
Haier Electronics Group Company†	170,000	192,439
Harman International Industries Incorporated	122,570	4,435,808
Haseko Corporation	150,000	106,876
Hitachi Koki Company Limited	5,000	40,841
Husqvarna AB A Shares	1	5
Husqvarna AB B Shares	37,065	193,503
Inventec Appliances Corporation†	10,914	6,680
JM AB	8,886	148,218
JVC Kenwood Holdings Incorporated†	13,400	64,234
KB Home«	117,700	775,643
Leggett & Platt Incorporated«	95,119	2,110,691
Lennar Corporation Class A«	103,500	1,521,450
LG Electronics Incorporated	12,642	795,528
Matsunichi Communication Holdings Limited†	20,000	7,019
Matsushita Electric Industrial Company Limited	314,810	3,345,987
Newell Rubbermaid Incorporated	195,219	2,701,831
Nexity SA†	1,566	64,889
Nobia AB	5,775	28,410
NVR Incorporated†«	3,734	2,376,691
Panahome Corporation	12,000	84,135
Persimmon plc	20,659	151,895
Pioneer Corporation	38,600	182,436
Pulte Homes Incorporated†«	203,000	974,400
Redrow plc†	3,458	6,848
Rinnai Corporation	5,300	412,608
Sangetsu Company Limited	5,200	134,389
SEB SA	1,103	109,165
Sekisui Chemical Company Limited	71,000	611,918
Sekisui House Limited	75,000	677,303
Sharp Corporation	142,000	1,177,032
Skyworth Digital Technology Company Limited	226,157	131,272
Sony Corporation	135,494	2,975,274
Stanley Black & Decker Incorporated	108,188	6,705,492
Steinhoff International Holdings Limited†	139,274	458,712
Sumitomo Foresting	21,000	183,579
Takamatsu Corporation	900	15,493
Tatung Company Limited†	394,770	171,397
Taylor Woodrow plc†	300,372	161,205
Technicolor	4,271	18,641

144	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Household Durables (continued)
Techtronic Industries Company	124,500	$118,713
Tempur-Pedic International Incorporated†«	44,400	2,585,856
TOA Corporation†	1,000	6,100
Tomtom NV†	4,700	22,162
Tupperware Brands Corporation	38,920	2,588,180
Turk Sise Ve Cam Fabrikalari AS†	66,935	126,266
Videocon Industries Limited†	16,162	63,355
Vodone Limited	534,000	72,950
Welling Holding Limited	102,800	18,123
Woongjin Coway Company Limited†	6,350	239,296

		46,312,478

Internet & Catalog Retail: 0.66%
Amazon.com Incorporated†	69,027	14,860,823
Askul Corporation	2,300	31,159
ASOS plc†	7,672	245,583
Belluna Company Limited	3,000	22,571
CDON Group†	4,115	22,937
Dena Company Limited	14,600	761,449
Expedia Incorporated	133,400	4,043,354
Home Retail Group	62,866	129,849
HSN Incorporated†	71,287	2,291,164
Liberty Media Holding Corporation Interactive Series A†	375,687	5,943,368
N Brown Group plc	3,324	14,320
Netflix Incorporated†«	8,726	2,050,697
Nissen Company Limited	2,200	13,343
Priceline.com Incorporated†	9,396	5,048,095
Rakuten Incorporated	966	1,091,349
Senshukai Company Limited†	1,800	12,714
Start Today Company Limited	12,500	337,352
Wotif.com Holdings Limited†	18,653	85,885

		37,006,012

Leisure Equipment & Products: 0.38%
Altek Corporation†	87,736	101,778
Amer Sports Oyj	6,650	89,740
Aruze Corporation	4,400	160,465
Asia Optical Company Incorporated†	14,239	17,937
Beneteau SA	1,319	22,154
Eastman Kodak Company†«	488,202	1,552,482
Fields Corporation	7	12,890
Giant Manufacturing Company Limited	46,687	175,013
Hasbro Incorporated	81,421	3,154,250
Heiwa Corporation	4,900	87,717
Mars Engineering Corporation	600	10,498
Mattel Incorporated	231,295	6,214,897
Mizuno Corporation	17,000	84,495
Namco Bandai Holdings Incorporated	33,500	466,393
Nikon Corporation	50,300	1,106,222
Polaris Industries Incorporated	56,278	6,183,264

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	145

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Leisure Equipment & Products (continued)
Roland Corporation	800	$6,703
Sankyo Company Limited	7,800	400,453
Sega Sammy Holdings Incorporated	28,300	657,613
Shimano Incorporated	11,300	580,397
Tamron Company Limited	2,700	74,644
Tomy Company Limited	8,100	65,030
Yamaha Corporation	23,800	269,540
Young Optics Incorporated	14,000	55,656

		21,550,231

Media: 2.05%
Aegis Group plc	57,014	126,361
Agora SA†	5,097	25,765
Amalgamated Holdings Limited	8,316	49,362
AMC Networks Incorporated A†	103,203	3,818,511
Antena 3 de Television SA	1,425	10,060
APN News & Media Limited†	39,289	36,323
Arnoldo Mondadori Editore SpA	1,753	5,272
Asatsu-DK Incorporated	3,400	92,918
Astral Media Incorporated	3,649	127,993
Austar United Communications Limited†	57,954	68,583
Avex Group Holdings Incorporated	4,600	61,689
Axel Springer AG	4,131	177,489
BEC World PCL†	121,700	164,459
British Sky Broadcasting plc	73,004	782,416
Cablevision Systems Corporation	150,919	2,725,597
CBS Corporation Class B	72,324	1,811,716
Cheil Worldwide Incorporated†	11,040	163,126
Cineplex Incorporated	8,140	215,698
Citadel Broadcasting Corporation†(a)	1	0
Cogeco Cable Incorporated	1,258	59,412
Comcast Corporation Class A	253,000	5,442,030
Comcast Corporation Special Class A (Non Voting)	81,800	1,730,888
Corus Entertainment Incorporated Class B	3,691	76,737
CyberAgent Incorporated†	63	208,546
Cyfrowy Polsat SA	25,219	131,424
Daiichikosho Company Limited	4,900	94,341
Daily Mail & General Trust plc	14,021	91,916
Dentsu Incorporated	28,500	899,414
DIRECTV†	155,611	6,842,216
Discovery Communications Incorporated Class A†«	86,902	3,674,217
Discovery Communications Incorporated Class C†	3,073	121,414
Dish Network Corporation†	136,400	3,390,904
Dreamworks Animation SKG Incorporated Class A†«	110,096	2,325,228
Eniro AB	5,208	13,954
eSun Holdings Limited†	3,000	694
Eutelsat Communications	6,006	267,246
Fairfax Media Limited	282,762	257,511
Focus Media Holding Limited†	13,664	428,503
Fuji Television Network Incorporated	61	90,436
Gannett Company Incorporated«	159,918	1,847,053

146	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Media (continued)
Gestevision Telecinco SA	9,624	$69,518
GFK SE	353	16,901
Groupe Aeroplan Incorporated	12,821	157,104
Grupo Televisa SA	430,502	1,911,691
Hakuhodo DY Holdings Incorporated	3,890	218,916
Havas SA	14,292	57,315
Hot Telecommunication System Limited	1,224	17,085
Informa plc	42,987	246,380
Interpublic Group of Companies Incorporated	310,883	2,682,920
Ipsos	1,280	52,406
ITV plc	241,361	239,771
JC Decaux SA	5,375	133,110
John Wiley & Sons Incorporated	90,449	4,413,007
Jupiter Telecommunications Company Limited	268	298,999
Kabel Deutschland Holding AG†	4,853	270,967
Kadokawa Group Holdings Incorporated	3,300	118,815
Lagardere SCA	8,823	301,358
Lamar Advertising Company†«	102,938	2,152,434
Liberty Global Incorporated Series A†	72,848	2,942,331
Liberty Global Incorporated Series C†	69,751	2,691,691
Liberty Media Holding Corporation Capital Series A†	48,321	3,445,771
Liberty Media Starz Series A†	33,815	2,328,839
Live Nation Incorporated†	290,955	2,691,334
M6 Metropole Television	2,718	57,763
McGraw-Hill Companies Incorporated	35,900	1,511,749
Mediaset SpA	43,712	169,098
Modern Times Group B Shares†	4,115	212,263
Morningstar Incorporated	14,804	883,207
Naspers Limited	41,269	2,157,921
New York Times Company Class A†«	252,068	2,061,916
News Corporation Class A	223,004	3,851,279
News Corporation Class B	50,518	878,003
Nielsen Holdings NV†	43,000	1,275,380
Nippon Television Network Corporation	500	73,001
Omnicom Group Incorporated	34,300	1,390,865
PagesJaunes SA	5,117	33,318
Pearson plc	50,803	918,251
Premiere AG†	17,170	57,307
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	28,037
Publicis Groupe	8,717	409,440
Publishing & Broadcasting Limited	41,433	105,350
Quebecor Incorporated	2,241	75,882
REA Group Limited†	13,992	193,778
Reed Elsevier NV	46,673	550,856
Reed Elsevier plc	79,660	650,001
Regal Entertainment Group Class A«	153,193	2,002,233
Rightmove plc	6,926	145,950
RTL Group†	1,962	186,748
Sanoma Oyj†	4,610	69,482
Schibsted ASA	5,025	133,551
Scripps Networks Interactive Incorporated	59,664	2,556,602

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	147

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Media (continued)
Seat Pagine Gialle SpA†	259	$18
SES FDR	17,382	475,119
Shaw Communications Incorporated Class B	24,500	560,400
Shochiku Company Limited†	18,000	155,078
Singapore Press Holdings Limited	221,000	697,195
SKY Network Television Limited	17,723	87,248
Sky Perfect JSAT Holdings Incorporated	468	232,684
Societe Television Francaise 1	10,997	174,204
Star Publications Limited†	33,600	38,242
Sun TV Network Limited†	10,107	66,428
Television Broadcasts Limited	39,000	249,823
Ten Network Holdings Limited†	63,863	64,587
Thomson Corporation	23,252	719,190
Time Warner Cable Incorporated	41,324	2,706,722
Time Warner Incorporated	136,279	4,314,593
Toei Company Limited	16,000	68,867
Toho Company Limited Tokyo	18,300	315,961
Tokyo Broadcasting System Incorporated	2,200	27,210
Torstar Corporation	11,855	121,056
TV Asahi Corporation	9	14,005
TVN SA	16,466	83,272
United Business Media Limited	11,367	85,557
Viacom Incorporated Class B	65,563	3,162,759
Vivendi SA	86,057	2,092,416
Vodacom Group Proprietary Limited	84,850	1,094,550
Walt Disney Company	218,208	7,432,164
West Australian Newspapers Holding Limited	29,432	114,721
Wolters Kluwer NV	19,543	369,864
WPP plc	80,135	836,011
Yell Group plc†	98,003	7,907
Yellow Media Incorporated	45,019	37,236
Zee Entertainment Enterprises Limited†	83,959	211,497
Zenrin Company Limited	5,000	50,851

		115,222,751

Multiline Retail: 0.78%
Aeon Company Berhad	9,700	23,868
Big Lots Incorporated†	133,537	4,526,904
Canadian Tire Corporation Limited	4,500	253,605
David Jones Limited	72,412	233,338
Debenhams plc	63,852	55,305
Dillard’s Incorporated«	84,209	3,897,193
Dollar Tree Incorporated†	78,892	5,634,467
Dollarama Incorporated	2,958	98,922
Don Quijote Company Limited	9,000	339,204
Far Eastern Department Stores Company Limited†	107,853	201,330
Foschini Limited	16,380	222,735
Fuji Company Limited†	3,300	78,695
Golden Eagle Retail Group Limited	71,000	178,731
H2O Retailing Corporation	16,000	118,612
Harvey Norman Holdings Limited†	97,512	216,765

148	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Multiline Retail (continued)
Hyundai Department Store Company Limited†	2,337	$396,572
Intime Department Store Group Company Limited	140,000	221,233
Isetan Mitsukoshi Holdings Limited	51,500	525,247
Izumi Company Limited	10,400	152,299
J Front Retailing Company Limited	73,800	333,808
JCPenney Company Incorporated«	102,900	2,740,227
Lifestyle International Holdings Limited	79,000	244,094
Lotte Shopping Company Limited†	1,690	695,125
Macy’s Incorporated	283,412	7,354,541
Marks & Spencer Group plc	99,049	517,790
Marui Company Limited	35,700	280,321
Matsuya Company Limited	4,900	29,115
Metro Holdings Limited†	163,200	93,393
Myer Holdings Limited†	67,222	154,411
New World Department Store China Limited	150,000	102,753
Next plc	11,275	431,753
Nordstrom Incorporated	113,200	5,146,072
Pantaloon Retail India Limited†	16,821	108,342
Parco Company Limited	3,200	25,780
Parkson Holdings Berhad	56,800	104,113
Parkson Retail Group Limited	171,000	229,621
PCD Stores Limited	556,000	110,285
Pinault-Printempts-Redoute SA	4,776	794,745
Robinson Department Store PCL	188,400	245,165
Ryohin Keikaku Company Limited	3,600	192,835
SACI Falabella†	172,103	1,611,717
Saks Incorporated†«	234,292	2,267,947
Sears Canada Incorporated	655	9,083
Sears Holdings Corporation†«	28,801	1,724,892
Stockmann Oyj ABP	1,375	31,447
Takashimaya Company Limited	36,000	255,259
The Daiei Incorporated	2,400	8,957
Warehouse Group Limited	10,254	30,022
Woolworths Holdings Limited	93,991	489,185

		43,737,823

Specialty Retail: 2.03%
ABC-Mart Incorporated	2,900	110,548
Advance Auto Parts Incorporated	50,596	3,072,189
Alpen Company Limited	700	12,453
American Eagle Outfitters Incorporated	130,202	1,441,336
Ann Incorporated†	97,900	2,307,503
AOKI Holdings Incorporated	3,300	51,979
Aoyama Trading Company Limited	7,000	117,239
Autobacs Seven Company Limited	3,600	164,338
AutoNation Incorporated†«	28,179	1,137,868
AutoZone Incorporated†	4,800	1,473,600
Bed Bath & Beyond Incorporated†	47,900	2,723,594
Belle International Holdings Limited	561,000	1,153,515
Best Buy Company Incorporated	36,300	928,917
Best Denki Company Limited	8,000	23,496

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	149

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
Carpetright plc†	2,534	$22,027
Carphone Warehouse Group plc	11,076	63,668
Cato Corporation	50,237	1,275,015
Chico’s FAS Incorporated«	349,795	4,869,146
Children’s Place Retail Stores Incorporated†«	45,898	1,969,942
Chiyoda Company Limited	8,400	131,760
Chow Sang Sang Holdings International Limited	56,000	192,209
Collective Brands Incorporated†«	122,100	1,647,129
DCM Japan Holdings Company Limited	13,300	105,172
Delek Automotive Systems Limited	1,187	9,842
Dick’s Sporting Goods Incorporated†	160,307	5,631,585
Dickson Concepts International Limited	36,000	21,879
Douglas Holding AG	1,280	53,318
DSG International plc†	172,361	33,799
Dufry Group REG	1,409	149,328
Edion Corporation	9,700	84,723
Esprit Holdings Limited	147,691	415,805
Fast Retailing Company Limited	10,000	1,909,766
Fielmann AG	776	83,132
Foot Locker Incorporated	103,135	2,152,427
Fourlis Holdings SA	1,820	8,484
Game Group plc	10,103	3,980
Gamestop Corporation Class A†«	93,700	2,242,241
Gap Incorporated	38,400	634,368
GEO Company Limited	102	132,620
Giordano International Limited	338,000	280,606
GOME Electrical Appliances Holding Limited	1,307,000	561,861
Grupo Elektra SA de CV†	11,309	957,815
Gulliver International Company Limited†	560	27,313
Halfords Group†	10,381	51,648
Hengdeli Holdings Limited	360,000	173,941
Hennes & Mauritz AB Class B	68,072	2,120,655
Hikari Tsushin Incorporated	2,700	63,336
HMV Group plc	6,422	667
Home Depot Incorporated	196,330	6,553,495
Hotai Motor Company Limited†	49,000	231,736
Indiabulls Wholesale Services Limited†	5,461	611
Industria de Diseno Textil SA	13,808	1,173,485
IT City Public Company Limited	172,900	61,152
JB Hi-Fi Limited	13,916	221,401
Joshin Denki Company Limited†	5,000	57,429
Jumbo SA	3,484	19,503
K’s Holdings Corporation†	7,500	330,578
Keiyo Company Limited†	2,000	12,086
Kesa Electricals plc	21,336	37,736
Kingfisher plc	168,987	647,899
Komeri Company Limited	5,000	145,936
Limited Brands	31,800	1,200,132
Lowe’s Companies Incorporated	160,000	3,188,800
Luk Fook Holdings International Limited	40,000	212,907
Men’s Wearhouse Incorporated«	96,842	2,799,702

150	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
Nafco Company Limited†	1,400	$26,602
Nishimatsuya Chain Company Limited	8,400	73,970
Nitori Company Limited	5,850	599,735
O’Reilly Automotive Incorporated†	89,106	5,781,197
Office Depot Incorporated†«	504,800	1,312,480
OfficeMax Incorporated†«	152,266	954,708
Osim International Limited	17,515	17,166
Paris Miki Incorporated†	3,500	31,336
Point Incorporated	2,680	126,851
Praktiker Bau Und Heimwerkermaerkte AG	3,061	11,675
Premier Investments Limited†	6,871	41,461
Radioshack Corporation«	207,608	2,700,980
Reitman’s Canada Limited Class A	2,386	35,816
Rent-A-Center Incorporated	124,382	3,505,085
Right On Company Limited	1,000	5,523
RONA Incorporated	6,259	63,466
Ross Stores Incorporated	75,949	5,811,997
Sa Sa International Holdings Limited	112,000	89,518
Sally Beauty Holdings Incorporated†	188,440	3,184,636
Sanrio Company Limited	8,300	353,859
Shimachu Company Limited	6,800	159,405
Shimamura Company Limited	3,300	329,846
Signet Jewelers Limited	149,400	5,817,636
Signet Jewelers Limited-United Kingdom Exchange	1,261	49,245
Staples Incorporated	83,700	1,233,738
Super Cheap Auto Group Limited	11,132	74,285
Tiffany & Company	81,700	5,879,132
TJX Companies Incorporated	75,800	4,140,196
Tractor Supply Company	46,875	2,876,719
Truworths International Limited	47,439	525,491
Ulta Salon Cosmetics & Fragrance Incorporated†	87,200	5,151,776
United Arrows Limited	1,900	36,321
Urban Outfitters Incorporated†«	78,913	2,065,548
USS Company Limited	3,030	263,087
Valora Holding AG	366	112,258
WH Smith Public Limited Corporation	7,923	64,090
Xebio Company Limited	4,100	96,514
Yamada Denki Company Limited	12,580	925,077

		114,222,795

Textiles, Apparel & Luxury Goods: 1.22%
Adidas-Salomon AG	13,143	915,058
ANTA Sports Products Limited	127,000	173,405
ASICS Corporation	24,000	375,428
Atsugi Company Limited†	8,000	9,969
Benetton Group SpA	1,225	8,797
Billabong International Limited	30,189	111,486
Bosideng International Holdings Limited	500,000	124,507
Bulgari SpA	7,742	135,903
Burberry Group plc	27,583	615,167
China Dongxiang Group Company	272,000	61,394

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	151

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
China Hongxing Sports Limited(a)(i)	37,000	$2,759
Christian Dior SA	3,350	485,146
Coach Incorporated	56,286	3,164,399
Compagnie Financiere Richemont SA	36,330	2,100,368
Daidoh Limited	1,200	12,919
Daiwabo Company Limited	12,000	28,422
Deckers Outdoor Corporation†	68,098	6,057,998
Descente Limited†	3,000	16,268
Fibrechem Technologies Limited†(a)	20,000	0
Formosa Taffeta Company Limited†	111,000	113,642
Fossil Incorporated†	27,949	2,700,153
Geox SpA	950	3,949
Gildan Activewear Incorporated	10,931	295,236
Gunze Limited	19,000	63,226
Hanesbrands Incorporated†	188,658	5,388,072
Hermes International	1,629	620,690
Iconix Brand Group Incorporated†«	141,500	2,770,570
Indorama Ventures PCL	184,333	236,797
Jaybharat Textiles & Real Estate Limited†	15,488	43,723
Jones Group Incorporated	170,600	2,004,550
Kurabo Industries Limited	19,000	38,498
Li Ning Company Limited	79,500	109,616
LPP SA	207	147,903
Luxottica Group SpA	10,398	309,943
LVMH Moet Hennessy Louis Vuitton SA	17,929	3,025,766
Ng2 SA†	3,479	53,410
Nike Incorporated Class B	55,900	4,843,735
Nisshinbo Industries Incorporated	22,000	201,397
Onward Kashiyama Company Limited	20,000	161,978
Pandora AS	4,743	42,322
Peak Sport Products Limited	198,000	77,366
Ports Design Limited	33,000	54,267
Pou Chen Corporation†	390,600	301,987
Prime Success International Group Limited	88,000	98,160
Puma AG Rudolf Dassler Sport	229	79,432
PVH Corporation	39,847	2,656,201
Ralph Lauren Corporation	41,500	5,690,065
Ruentex Industries Limited†	81,618	144,691
Sanyo Shokai Limited	5,000	13,988
Seiko Holdings Corporation Class C	12,000	32,523
Seiren Company Limited	20,900	137,393
Shenzhou International Group Holdings Limited	38,000	51,843
Stella International	62,500	175,576
Swatch Group AG	1,937	881,237
Swatch Group AG - Bearer Shares	4,179	333,924
Tainan Spinning Company Limited†	342,495	179,528
Texwinca Holdings Limited	64,000	78,618
The Japan Wool Textile Company Limited	13,000	111,577
Titan Industries Limited	51,480	231,309
Tod’s SpA	810	93,117
Toyobo Company Limited	116,000	176,681

152	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Trinity Limited	202,000	$210,805
TSI Holdings Company Limited†	11,000	69,818
Under Armour Incorporated†	69,698	4,938,800
Unitika Limited	168,000	112,773
VF Corporation«	55,329	6,476,813
Wacoal Corporation	18,000	224,902
Warnaco Group Incorporated†«	78,518	4,188,935
Wolverine World Wide Incorporated«	86,240	3,139,998
Xtep International Holdings Limited	154,500	87,402
Yue Yuen Industrial Holdings Limited	98,500	271,480

		68,895,778

Consumer Staples: 7.61%

Beverages: 1.51%
Anadolu Efes Biracilik Ve Malt Sanayii AS†	28,081	314,357
Anheuser-Busch InBev NV VVPR Strips†	6,960	10
Asahi Breweries Limited	63,500	1,326,066
Britvic plc	10,808	55,666
Brown-Forman Corporation Class A	11,385	798,885
Brown-Forman Corporation Class B«	57,214	4,105,105
C&C Group plc	16,506	72,318
Carlsberg AS	6,555	490,779
Carlsberg Brewery Malaysia Berhad	9,100	21,114
Cia Cervecerias Unidas SA	16,040	184,253
Cia de Bebidas das Americas†	35,095	1,003,092
Coca-Cola Amatil Limited	70,895	894,725
Coca-Cola Central Japan Company Limited	1,000	13,356
Coca-Cola Company	261,533	18,425,000
Coca-Cola Enterprises Incorporated	37,600	1,038,512
Coca-Cola Hellenic Bottling Company SA	12,090	248,179
Coca-Cola Icecek Uretim AS	8,224	105,903
Coca-Cola West Japan Company Limited	11,400	208,978
Constellation Brands Incorporated Class A†	124,583	2,463,006
Cott Corporation†	4,300	33,810
David Campari-Milano SpA	14,156	115,484
Diageo plc	174,085	3,497,920
Dr Pepper Snapple Group Incorporated	147,340	5,669,643
Fomento Economico Mexicano Sab de CV	318,700	2,161,707
Foster’s Group Limited	258,022	1,380,390
Fraser & Neave Holdings†	5,500	30,712
Guinness Anchor Berhad	25,100	84,844
Hansen Natural Corporation†	45,693	3,898,527
Heineken Holding NV	5,823	247,680
Heineken NV	15,386	770,144
Hite Brewery Company Limited(a)(i)	418	38,766
InBev NA	51,765	2,857,307
ITO EN Limited	8,400	154,079
Kirin Brewery Company Limited	131,000	1,747,627
Lotte Chilsung Beverage Company Limited†	93	110,758
Mikuni Coca-Cola Bottling Company Limited	1,300	11,502

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	153

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Beverages (continued)
Molson Coors Brewing Company	106,072	$4,640,650
PepsiCo Incorporated	311,463	20,067,561
Pernod-Ricard SA	13,191	1,183,764
Remy Cointreau SA	1,106	97,346
SABMiller plc	67,329	2,435,919
San Miguel Corporation	116,200	344,504
Sapporo Holdings Limited	53,000	209,838
Takara Holdings Incorporated	30,000	168,188
Thai Beverage Public Company Limited	1,311,000	293,946
Treasury Wine Estates Limited	82,358	313,410
Tsingtao Brewery Company Limited	44,000	260,750
United Spirits Limited†	12,258	239,791
Yomeishu Seizo Company Limited	1,000	9,319

		84,845,190

Food & Staples Retailing: 1.59%
Aeon Company Limited	104,600	1,317,418
Alimentation Couche Tard Incorporated	11,643	340,861
Alliance Global Group Incorporated	608,400	149,377
ARCS Company Limited	3,800	69,167
Axfood AB	450	17,037
Big C Supercenter PCL†	41,000	180,427
Big C Supercenter PCL ADR†	68,000	299,500
Bim Birlesik Magazalar AS	14,615	471,956
C.P. Seven Eleven PCL	277,000	473,682
Carrefour SA	40,032	1,066,189
Casey’s General Stores Incorporated	66,910	3,010,950
Casino Guichard Perrachon SA	4,446	369,875
Cawachi Limited	2,100	43,219
Cencosud SA	239,423	1,490,101
China Resources Enterprise Limited	154,000	626,726
Circle K Sunkus Company Limited	6,100	102,729
Colruyt SA	4,210	220,347
Costco Wholesale Corporation	84,627	6,646,605
CVS Corporation	167,200	6,004,152
Dairy Farm International Holdings Limited	42,300	350,513
Delhaize Group	7,511	503,314
Distribuidora Internacional SA†	40,032	172,518
E Mart Company Limited†	3,016	893,336
Empire Company Limited	1,972	115,163
Eurocash SA	9,166	79,440
FamilyMart Company Limited	8,800	325,361
Fu Ji Food & Catering Services Holdings Limited†(a)	16,692	0
George Weston Limited	2,800	194,253
Guyenne et Gascogne SA†	109	13,896
Heiwado Company Limited†	4,400	56,381
Inageya Company Limited†	2,000	24,175
Izumiya Company Limited	5,000	20,702
J Sainsbury plc	97,106	472,657
Jeronimo Martins	13,192	245,863
Kasumi Company Limited†	10,000	61,798

154	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food & Staples Retailing (continued)
Kato Sangyo Company Limited	3,500	$72,594
Kesko Oyj A Shares	1,500	56,865
Kesko Oyj B Shares	4,110	158,735
Koninklijke Ahold NV	74,877	871,995
Kroger Company	66,800	1,573,808
Lawson Incorporated	8,300	452,569
Life Corporation†	4,000	72,524
Loblaw Companies Limited	6,900	260,203
Massmart Holdings Limited	15,369	348,594
Matsumotokiyoshi Holdings Company Limited	5,600	114,594
Metcash Limited	96,318	419,067
Metro AG	8,135	358,161
Metro Incorporated	6,079	289,331
Ministop Company Limited	500	9,411
Olam International Limited	179,718	386,872
Pick’n Pay Stores Limited†	21,770	117,712
President Chain Store Corporation†	84,032	538,472
Rallye SA†	316	11,140
Rite Aid Corporation†«	1,101,080	1,211,188
Ryoshoku Limited	3,100	78,703
Safeway Incorporated«	235,716	4,320,674
Seven & I Holdings Company Limited	109,880	2,916,717
Shinsegae Company Limited	1,065	319,938
Shoppers Drug Mart Corporation	13,700	556,366
Shoprite Holdings Limited	42,173	663,718
Siam Makro plc	12,000	98,499
Sligro Food Group NV	1,429	49,083
Sugi Pharmacy Company Limited	5,300	142,906
Sundrug Company Limited	5,400	171,341
Super-Sol Limited	1,882	8,150
SUPERVALU Incorporated«	397,715	3,169,789
Sysco Corporation	72,348	2,020,680
Tesco plc	558,454	3,432,587
The Jean Coutu Group PJC Incorporated	5,911	73,337
The Maruetsu Incorporated	2,000	7,123
Tsuruha Holdings Incorporated	2,000	103,300
United Natural Foods Incorporated†«	77,179	3,138,870
UNY Company Limited	25,800	232,963
Valor Company Limited†	6,300	108,169
Wal-Mart de Mexico SAB de CV	893,610	2,397,271
Wal-Mart Stores Incorporated«	217,543	11,575,463
Walgreen Company	112,500	3,961,125
Wesfarmers Limited	136,092	4,486,965
Whole Foods Market Incorporated	99,721	6,584,578
William Morrison Supermarkets plc	177,154	831,020
Woolworths Limited	164,845	4,447,587
Yaoko Company Limited	1,000	35,824

		89,686,269

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	155

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products: 2.24%
Ajinomoto Company Incorporated	94,000	$1,114,790
Alicorp SA	101,849	198,739
Archer-Daniels-Midland Company	72,200	2,056,256
Ariake Japan Company Limited	5,600	112,168
Aryzta AG	5,420	256,405
Asia Food & Properties Limited†	85,000	18,384
Asiatic Development Berhad	31,900	76,249
Associated British Foods plc	22,261	386,535
Astra Agro Lestari TBK PT	45,000	116,851
Australian Agricultural Company Limited	33,938	48,855
Barry Callebaut AG	115	109,122
BRF Brasil Foods SA	98,600	1,928,767
Bunge Limited«	97,945	6,338,021
Campbell Soup Company«	22,600	720,262
Chaoda Modern Agriculture Limited	277,776	90,697
Charoen Pokhand Foods plc	445,500	468,243
Charoen Pokphand Indonesia TBK PT	1,503,500	502,707
China Agri-Industries Holdings Limited	246,000	230,305
China Fishery Group Limited†	18,461	19,496
China Green Holdings Limited	48,000	16,434
China Huiyuan Juice Group	21,500	9,374
China Mengniu Dairy Company	161,000	575,946
China Yurun Food Group Limited	182,000	415,404
Chiquita Brands International Incorporated†«	79,526	819,913
CJ Cheiljedang Corporation	1,434	441,066
ConAgra Foods Incorporated	51,914	1,267,740
Corn Products International Incorporated	48,655	2,275,108
CSM NV	3,316	80,012
Dairy Crest Group plc	6,886	40,566
Danone SA	42,643	2,910,566
Dean Foods Company†	353,100	3,050,784
Dydo Drinco Incorporated	1,200	46,947
East Asiatic Company Limited AS†	250	6,122
Ebro Puleva SA	5,982	115,808
Ezaki Glico Company Limited	11,000	126,226
Flowers Foods Incorporated«	269,300	5,130,165
Fresh del Monte Produce Incorporated	76,150	1,838,261
Fuji Oil Company Limited	10,200	163,658
Fujicco Company Limited†	1,000	12,625
Futuris Corporation Limited	36,531	11,614
General Mills Incorporated	74,400	2,820,504
GlaxoSmithKline Consumer Healthcare Limited†	5,201	272,265
Golden Agri-Resources Limited	782,045	428,354
Goodman Fielder Limited	190,099	141,618
Grain Corporation Limited	20,986	172,672
Green Mountain Coffee Roasters Incorporated†«	76,792	8,043,194
Greggs plc	7,576	60,407
Grupo Bimbo Sab de CV	363,200	720,018
H.J. Heinz Company	39,100	2,058,224
Hain Celestial Group Incorporated†«	70,433	2,227,796
Hokuto Corporation	2,600	58,796

156	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
Hormel Foods Corporation	92,000	$2,540,120
House Foods Corporation	12,600	227,699
Indofood Agri Resources Limited†	39,000	45,651
Indofood Sukses Makmur TBK PT	533,424	388,981
IOI Corporation Berhad	493,246	752,952
Itoham Foods Incorporated	19,000	67,977
J-Oil Mills Incorporated	5,000	15,281
JBS SA†	131,423	352,520
JM Smucker Company	77,198	5,565,204
Kagome Company Limited	10,900	208,522
Kernel Holding SA†	6,205	141,282
Kerry Group plc-A-Ireland Exchange	7,676	297,718
Kerry Group plc-A-London Exchange	2,219	86,065
Khon Kaen Sugar Industry PCL	23,320	11,983
Kikkoman Corporation	33,000	354,620
Kraft Foods Incorporated Class A	198,964	6,967,719
Kuala Lumpur Kepong Berhad	66,800	480,936
Kulim (Malaysia) Berhad†	67,600	84,882
Lancaster Colony Corporation«	35,569	2,156,193
Lindt & Spruengli AG	7	259,074
Lindt & Spruengli AG - Participation Certificate	58	181,734
Lotte Confectionery Company Limited	152	250,332
Maple Leaf Foods Incorporated	14,491	165,582
Marine Harvest	170,186	99,206
Marudai Food Company Limited	35,000	121,158
Maruha Nichiro Holdings Incorporated	43,000	76,317
McCormick & Company Incorporated	79,681	3,807,955
Mead Johnson & Company	38,620	2,751,675
Megmilk Snow Brand Company Limited	4,600	90,096
Meiji Holdings Company Limited	9,600	423,908
Meito Sangyo Company Limited	600	8,288
Mitsui Sugar Company Limited	4,000	18,320
Morinaga & Company Limited	36,000	86,362
Morinaga Milk Industry Company Limited	21,000	90,859
Nakamuraya Company Limited	2,000	10,898
Nestle India Limited†	5,741	549,029
Nestle Malaysia Berhad	7,000	115,182
Nestle SA	241,142	14,920,562
Nestle SA ADR	15	931
Nichirei Corporation	39,000	174,800
Nippon Beet Sugar Manufacturing Company Limited†	6,000	13,403
Nippon Flour Mills Company Limited	17,000	80,163
Nippon Meat Packers Incorporated	30,000	374,424
Nippon Suisan Kaisha Limited	27,000	100,018
Nisshin Seifun Group Incorporated	30,000	380,475
Nissin Food Products Company Limited	12,100	467,839
Nong Shim Company Limited†	901	202,477
Nutreco Holding NV	1,553	105,664
Orion Corporation†	533	264,659
Osem Investment Limited†	3,453	54,425
Peoples Food Holdings Limited	21,000	12,813

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	157

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
PP London Sumatra Indonesia TBK	664,500	$192,697
PPB Group Berhad†	68,300	387,466
Premier Foods plc†	96,960	20,504
QP Corporation	16,600	227,693
Ralcorp Holdings Incorporated†	36,400	3,151,148
Ridley Corporation Limited	11,389	13,173
Riken Vitamin Company Limited†	600	16,918
Sakata Seed Corporation	2,900	42,923
Saputo Incorporated	10,904	449,610
Showa Sangyo Company Limited†	12,000	36,358
Shree Renuka Sugars Limited†	50,603	63,857
Smithfield Foods Incorporated†«	102,976	2,257,234
Strauss Group Limited	1,291	17,120
Suedzucker AG	5,793	202,566
Synear Food Holdings Limited	16,000	2,001
Tata Tea Limited	52,710	107,697
Tate & Lyle plc	31,103	292,590
Thai Union Frozen Products PCL	30,870	58,197
The Nisshin Oillio Group Limited	12,000	58,158
Tiger Brands Limited	23,373	681,972
Tingyi (Cayman Islands) Holding Corporation	226,000	637,391
Toyo Suisan Kaisha Limited	13,000	344,219
TreeHouse Foods Incorporated†«	63,223	3,463,356
Tyson Foods Incorporated Class A	204,709	3,576,266
Uni-President China Holdings Limited	90,000	51,063
Uni-President Enterprises Corporation	716,293	1,058,826
Unilever NV	108,076	3,663,142
Unilever plc ADR	91,156	3,058,789
United Plantations Berhad†	11,000	67,129
Universal Robina Corporation	238,100	223,694
Viscofan SA	2,096	79,231
Vitasoy International Holdings Limited	188,000	132,416
Viterra Incorporated	21,428	227,999
Want Want China Holdings Limited	871,000	722,890
Wei Chuan Food Corporation†	54,000	65,661
Wilmar International Limited	283,930	1,248,011
Yakult Honsha Company Limited	18,500	540,091
Yamazaki Baking Company Limited	30,000	440,817

		126,036,845

Household Products: 0.97%
Church & Dwight Company Incorporated	92,288	4,018,220
Clorox Company«	86,100	6,001,170
Henkel AG & Company KGaA	7,493	362,402
Hindustan Unilever Limited†	162,675	1,133,501
Kimberly-Clark Corporation	48,316	3,341,535
Kimberly-Clark de Mexico SAB de CV	42,900	251,036
LG Household & Health Care Limited Class H†	1,227	541,984
Lion Corporation	35,000	197,886
Pigeon Corporation	2,400	87,387
Procter & Gamble Company	547,982	34,895,494

158	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Household Products (continued)
PZ Cussons plc	18,713	$107,048
Reckitt Benckiser Group	42,421	2,250,224
Uni-Charm Corporation	21,100	1,002,509
Unilever Indonesia TBK PT	161,000	325,746

		54,516,142

Personal Products: 0.54%
Aderans Company Limited	2,700	25,455
Amorepacific Corporation	496	540,237
Atrium Innovations Incorporated†	734	10,478
Avon Products Incorporated	50,200	1,132,512
BaWang International Group Holding Limited	82,000	9,627
Beiersdorf AG	6,568	386,091
Colgate Palmolive India Limited†	9,576	198,533
Colgate-Palmolive Company	96,658	8,696,320
Dabur India Limited†	74,434	180,177
Dr. Ci Labo Company Limited	44	257,813
Estee Lauder Companies Incorporated Class A«	77,060	7,525,680
FANCL Corporation	4,500	60,958
Godrej Consumer Products Limited	12,716	118,174
Hengan International Group Company Limited	100,500	860,029
Herbalife Limited	76,516	4,269,593
Kao Corporation	71,800	1,907,464
Kobayashi Pharmaceutical Company Limited	3,800	195,578
Kose Corporation	4,900	125,506
L’Oreal SA	15,611	1,694,354
Mandom Corporation	1,800	53,962
Marico Limited†	70,088	226,433
Milbon Company Limited	400	13,066
Natura Cosmeticos SA	22,300	534,001
Oriflame Cosmetics SA	2,947	132,935
Shiseido Company Limited	50,600	969,020

		30,123,996

Tobacco: 0.76%
Altria Group Incorporated	255,880	6,957,377
British American Tobacco Malaysia Berhad†	18,400	270,793
British American Tobacco plc	140,902	6,268,961
Eastern Company†(a)	2,662	45,706
Imperial Tobacco Group plc	74,327	2,458,824
ITC Limited†	470,789	2,052,992
Japan Tobacco Incorporated	654	2,826,722
KT&G Corporation	19,254	1,241,103
Lorillard Incorporated	17,625	1,963,778
Philip Morris International Incorporated	218,450	15,142,954
PT Gudang Garam TBK	77,000	509,918
Reynolds American Incorporated	39,162	1,471,316
Souza Cruz SA†	59,500	743,049
Swedish Match AB	16,500	598,412

		42,551,905

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	159

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Energy: 8.88%

Energy Equipment & Services: 1.77%
Aban Offshore Limited†	2,949	$24,280
Acergy SA	19,579	453,683
Aker ASA Class A	309	8,055
Aker Kvaerner ASA	10,061	130,788
AMEC plc	19,487	288,624
Baker Hughes Incorporated	83,144	5,080,930
Bourbon SA	2,085	68,656
BW Offshore Limited	23,262	48,275
Calfrac Well Services Limited	1,959	68,814
Cameron International Corporation†	46,038	2,392,134
Carbo Ceramics Incorporated«	12,200	1,953,830
Compagnie Generale de Geophysique Veritas†	8,012	202,850
Compagnie Generale de Geophysique Veritas ADR†	689	17,556
Core Laboratories NV	29,484	3,289,825
Diamond Offshore Drilling Incorporated«	12,149	774,256
Dresser Rand Group Incorporated†	49,441	2,098,770
Dril-Quip Incorporated†«	54,410	3,520,327
Enerflex Limited	4,043	44,175
Ensign Energy Services Incorporated	8,678	152,860
Exterran Holdings Incorporated†«	104,808	1,240,927
Ezra Holdings Limited	71,000	58,665
FMC Technologies Incorporated†«	155,104	6,895,924
Fred Olsen Energy ASA	1,236	44,041
Fugro NV	4,557	275,440
GCL-Poly Energy Holdings Limited†	950,000	421,369
Global Industries Limited†«	184,947	815,616
Halliburton Company	1	44
Helix Energy Solutions Group Incorporated†	204,695	3,457,299
Hong Kong Energy Holdings Limited†	4,633	293
Kencana Petroleum Berhad	259,900	242,864
Key Energy Services Incorporated†«	276,873	3,984,202
KNM Group Berhad†	89,275	40,826
Lufkin Industries Incorporated«	53,800	3,347,974
Modec Incorporated	500	9,013
Mullen Group Limited	4,400	96,959
Nabors Industries Limited†	183,900	3,391,116
Noble Corporation	28,900	975,664
Oceaneering International Incorporated	69,968	2,986,934
Oil States International Incorporated†	90,540	5,982,883
Parker Drilling Company†«	207,865	1,182,752
Pason Systems Incorporated	10,745	143,625
Patterson-UTI Energy Incorporated	102,879	2,514,363
Petrofac Limited	16,647	368,893
Petroleum Geo-Services ASA†	19,980	251,268
Precision Drilling Corporation†	15,312	213,583
Prosafe ASA	11,150	81,320
Saipem SpA	16,266	728,831
SapuraCrest Petroleum Berhad†	170,300	231,045
Savanna Energy Services Corporation†	11,539	99,919
SBM Offshore NV	10,807	224,308

160	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Limited	267,105	$20,866,243
Schoeller-Bleckmann Oilfield Equipment AG	1,839	143,572
Seacor Holdings Incorporated«	38,270	3,396,080
Seadrill Limited	18,890	611,255
ShawCor Limited Class A	2,728	70,087
Shinko Plantech Company Limited	4,000	40,226
Superior Energy Services Incorporated†	48,047	1,697,020
Technip SA	6,517	635,563
Tecnicas Reunidas SA	2,168	86,058
Tenaris SA	29,759	493,395
Tetra Technologies Incorporated†	139,393	1,428,778
TGS Nopec Geophysical Company ASA	7,087	177,301
Tidewater Incorporated«	34,340	1,840,624
Toyo Kanetsu K.K.†	6,000	13,925
Transocean Limited	61,282	3,433,018
Trican Well Service Limited	8,245	190,444
Trinidad Drilling Limited	7,400	61,283
Weatherford International Limited†	141,939	2,431,415
John Wood Group plc	24,112	232,091
WorleyParsons Limited	27,582	805,901

		99,580,927

Oil, Gas & Consumable Fuels: 7.11%
Adaro Energy TBK PT	2,747,500	674,276
Advantage Oil & Gas Limited†	8,522	49,428
AET&D Holdings No. 1 Limited(a)	20,314	0
Afren plc†	100,824	171,368
Alliance Oil Company Limited†	11,923	148,526
Alpha Natural Resources Incorporated†	145,332	4,806,129
Altagas Limited	4,348	122,408
Anadarko Petroleum Corporation	98,500	7,264,375
AOC Holdings Incorporated	2,300	13,278
Aquila Resources Limited†	21,768	150,049
ARC Resources Limited	20,640	512,154
Arch Coal Incorporated	136,271	2,767,664
Aston Resources Limited	8,654	108,636
Aurora Oil and Gas Limited†	85,102	259,815
Australian Worldwide Exploration Limited†	41,681	53,841
Bankers Petroleum Limited†	23,555	120,264
Banpu PCL	14,200	301,830
Bayan Resources Group	254,500	647,874
Baytex Energy Corporation	8,949	460,563
Beach Petroleum Limited	204,510	237,821
BG Group plc	233,344	5,032,218
Bharat Petroleum Corporation Limited†	25,109	367,829
Bill Barrett Corporation†	72,800	3,490,760
Birchcliff Energy Limited†	4,522	62,476
Blackpearl Resources Incorporated†	33,021	170,618
Bonavista Energy Corporation	11,545	305,336
BP plc	1,306,234	8,525,823
Brigham Exploration Company†	205,687	5,985,492

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	161

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Brightoil Petroleum Holdings Limited	514,000	$147,653
Bumi Resources TBK PT	3,266,858	1,009,414
Cabot Oil & Gas Corporation	67,181	5,096,351
Cairn Energy plc†	86,398	469,011
Caltex Australia Limited	22,940	267,228
Cameco Corporation	25,000	580,261
Canadian Natural Resources Limited	75,454	2,850,810
Canadian Oil Sands Limited	33,130	791,967
Carrizo Oil & Gas Incorporated†«	60,746	1,823,595
Celtic Exploration Limited†	11,766	278,981
Cenovus Energy Incorporated	52,471	1,896,736
Chesapeake Energy Corporation«	80,932	2,621,387
Chevron Corporation	246,323	24,363,808
China Coal Energy Company	623,962	840,030
China Petroleum & Chemical Corporation	2,628,000	2,592,592
China Shenhua Energy Company Limited	550,000	2,560,467
Cimarex Energy Company	55,298	3,931,135
CNOOC Limited	2,349,000	4,763,253
CNPC (Hong Kong) Limited	370,000	571,311
Coal & Allied Industries Limited	1,665	219,987
Coal India Limited	96,068	783,564
Comstock Resources Incorporated†«	81,302	1,654,496
Concho Resources Incorporated†	66,128	5,749,830
Connacher Oil and Gas Limited†	22,597	17,998
ConocoPhillips	161,567	10,997,866
Consol Energy Incorporated	145,821	6,658,187
Continental Resources Incorporated†«	37,326	2,086,150
Corridor Resources Incorporated†	1,363	3,744
Cosmo Oil Company Limited	86,000	228,429
Crescent Point Energy Corporation	17,703	803,531
Crew Energy Incorporated†	3,839	47,042
Dart Energy Limited†	34,277	25,594
Daylight Energy Limited	11,272	90,931
Denison Mines Corporation†	51,265	83,758
DNO ASA†	102,500	111,923
Dragon Oil plc	12,082	101,124
Eastern Star Gas Limited†	152,909	130,127
El Paso Corporation	88,572	1,695,268
Enbridge Incorporated	48,700	1,616,205
Encana Corporation	47,334	1,202,080
Energy Resources of Australia Limited	4,826	20,962
Enerplus Corporation	13,847	405,385
ENI SpA	165,184	3,321,234
ENI SpA ADR«	9,439	380,109
EnQuest plc - Sweden Exchange†	15,154	27,311
EnQuest plc - United Kingdom Exchange†	32,662	59,353
EOG Resources Incorporated	52,548	4,865,419
ERG SpA	2,269	27,302
Essar Energy plc	28,005	114,743
Essar Oil Limited†	163,698	315,589
Esso Thailand PCL	26,300	9,039

162	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Establissements Maurel et Prom	5,783	$120,133
EXCO Resources Incorporated	105,400	1,410,252
Extract Resources Limited†	10,481	90,993
Exxon Mobil Corporation	605,231	44,811,303
Fairborne Energy Limited†	1,661	6,564
Forest Oil Corporation†	70,098	1,364,808
Formosa Petrochemical Corporation†	333,590	975,956
Frontline Limited	6,300	50,771
Galleon Energy Incorporated†	1,079	3,460
Galp Energia SGPS SA	11,515	229,316
Gazprom ADR«	1,156,444	14,050,795
Goodrich Petroleum Corporation†«	3,776	60,492
Gran Tierra Energy Incorporated†	23,505	148,331
Grupa Lotos SA†	10,126	108,371
GS Holdings Corporation†	7,675	525,237
Hellenic Petroleum SA†	2,590	20,675
Heritage Oil plc	26,070	94,473
Hindustan Petroleum Corporation Limited	24,627	199,717
HollyFrontier Corporation	184,126	13,212,882
Hunting plc	13,249	146,250
Husky Energy Incorporated	19,000	473,011
Idemitsu Kosan Company Limited	3,500	367,021
Imperial Oil Limited	16,200	664,344
Indian Oil Corporation Limited†	73,547	488,876
Indika Energy TBK PT†	202,500	77,791
Indo Tambangraya Megah PT	37,500	195,999
Inpex Holdings Incorporated	362	2,467,881
IRPC PCL	974,221	156,682
Itochu Enex Company Limited	6,000	33,132
Ivanhoe Energy Incorporated†	8,964	14,920
Japan Petroleum Exploration Company	4,900	203,878
JX Holdings Incorporated†	334,100	2,127,095
Karoon Gas Australia Limited†	31,102	113,343
Keyera Corporation	7,024	328,714
Kinder Morgan Incorporated	61,682	1,594,480
Linc Energy Limited	27,942	66,936
Lukoil ADR«	99,619	5,947,254
Lundin Petroleum AB†	14,794	224,173
Mangalore Refinery & Petrochemicals Limited†	21,310	29,191
Marathon Oil Corporation	87,261	2,349,066
Marathon Petroleum Corporation	41,100	1,523,166
MOL Hungarian Oil & Gas plc	5,888	542,699
Mongolia Energy Company Limited†	277,000	30,015
Motor Oil (Hellas) Corinth Refineries SA	681	6,810
Murphy Oil Corporation	22,200	1,189,476
NAL Energy Corporation	16,758	170,438
Neste Oil Oyj Limited	6,080	67,422
New Hope Corporation Limited	33,755	183,759
New Zealand Oil & Gas Limited	17,669	10,008
Nexen Incorporated	33,000	704,953
Niko Resource Limited	2,237	127,326

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	163

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Nippon Gas Company Limited†	3,300	$51,888
Noble Energy Incorporated	33,397	2,950,959
NuVista Energy Limited	3,905	33,296
Occidental Petroleum Corporation	158,562	13,753,668
OGX Petroleo e Gas Participacoes SA†	506,000	3,645,845
Oil & Natural Gas Corporation Limited	351,889	2,017,751
Oil India Limited	7,453	210,715
Oil Refineries Limited†	37,539	21,842
Oil Search Limited	147,902	1,002,999
OMV AG	9,020	355,453
OPTI Canada Incorporated†	2,891	295
Origin Energy Limited	141,549	2,155,635
Overseas Shipholding Group Incorporated«	48,781	869,765
PA Resources AB†	20,295	8,832
Pace Oil & Gas Limited†	1,571	8,823
Pacific Rubiales Energy Corporation	16,207	398,679
Paladin Energy Limited†	70,555	160,029
Patriot Coal Corporation†	161,300	2,375,949
Paz Oil Company Limited	173	23,140
Peabody Energy Corporation	51,174	2,497,291
Pembina Pipeline Corporation	13,555	352,820
Pengrowth Energy Corporation	28,104	324,575
Penn Virginia Corporation«	80,200	654,432
Penn West Petroleum Limited	29,670	555,650
PetroBakken Energy Limited	3,000	36,332
Petrobank Energy & Resources Limited†	6,135	74,362
Petrobras Energia SA	1,769	30,321
PetroChina Company Limited	3,304,000	4,217,828
Petroleo Brasileiro SA	516,245	7,442,567
Petrominerales Limited	3,768	117,584
Petronas Dagangan Berhad†	45,300	269,269
Petronet LNG Limited†	48,131	182,722
Petroplus Holdings AG	4,002	31,740
Peyto Exploration & Development Corporation	13,213	297,910
Pioneer Natural Resources Company	75,500	5,901,835
Polish Oil & Gas	224,672	317,360
Polski Koncern Naftowy Orlen SA	46,991	647,433
Premier Oil plc†	26,844	143,974
Progress Energy Resources Corporation	18,972	245,650
Provident Energy Limited	18,355	158,753
PT Tambang Batubara Bukit Asam TBK	116,000	266,582
PTT Aromatics & Refining PCL	102,272	116,877
PTT Exploration & Production PCL†	28,000	164,136
PTT Exploration & Production PCL ADR	146,300	854,271
PTT PCL	127,200	1,396,356
QEP Resources Incorporated	116,549	4,103,690
Questerre Energy Corporation†	8,414	7,303
Quicksilver Resources Incorporated†«	236,800	2,256,704
Range Resources Corporation«	103,045	6,673,194
Reliance Industries Limited†	244,714	4,184,632
Reliance Industries Limited GDR144A	2,006	69,468

164	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Repsol YPF SA	55,060	$1,584,633
Roc Oil Company Limited†	8,115	2,758
Royal Dutch Shell plc A Shares - Netherland Exchange	240,652	8,047,226
Royal Dutch Shell plc A Shares - United Kingdom Exchange	6,202	207,465
Royal Dutch Shell plc B Shares	189,411	6,374,145
S-Oil Corporation†	6,101	703,118
SandRidge Energy Incorporated†«	255,550	1,875,737
Santos Limited	116,624	1,472,988
Saras SpA	12,269	22,302
Sasol Limited	77,315	3,727,287
Shell Refining Company Berhad (Malaysia)†	14,200	47,708
Showa Shell Sekiyu KK	26,200	210,417
Silverbirch Energy Corporation†	1,901	11,375
Sinanen Company Limited†	2,000	8,699
SK Energy Company Limited	9,250	1,482,017
SM Energy Company	41,100	3,144,150
SOCO International plc†	10,172	52,991
Southern Union Company	77,413	3,242,056
Southwestern Energy Company†	66,313	2,516,578
Spectra Energy Corporation	79,512	2,064,927
Statoil ASA	70,475	1,693,405
Storm Resources Limited†	281	1,176
Straits Asia Resources Limited	119,000	269,414
Suncor Energy Incorporated	109,487	3,508,324
Surgutneftegaz«	168,026	814,926
Surgutneftegaz ADR«	485,316	4,100,920
Swift Energy Company†	73,557	2,269,233
Talisman Energy Incorporated	66,400	1,109,944
Teekay Corporation«	82,722	2,247,557
Thai Oil PCL	104,800	234,288
Tonengeneral Sekiyu KK	43,000	493,391
Total SA	154,549	7,547,471
TransCanada Corporation	48,500	2,097,886
Transglobe Energy Corporation†	11,093	107,385
Tullow Oil plc	57,339	998,922
Tupras Turkiye Petrol Rafinerileri AS	18,430	353,183
Ultra Petroleum Corporation†	98,185	3,289,198
Uranium One Incorporated	49,462	135,360
USEC Incorporated†	200,254	436,554
Valero Energy Corporation	65,551	1,489,319
Veresen Incorporated	12,300	173,705
Vermilion Energy Incorporated	7,094	331,628
Whitehaven Coal Limited	50,779	326,693
Williams Companies Incorporated	67,700	1,827,223
Woodside Petroleum Limited	81,975	3,098,361
World Fuel Services Corporation«	125,182	4,649,259
Yanzhou Coal Mining Company Limited	290,000	844,889

		400,119,134

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	165

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Financials: 19.50%

Capital Markets: 1.45%
3I Group plc	55,569	$191,737
Aberdeen Asset Management plc	83,965	272,911
Affiliated Managers Group Incorporated†	32,986	2,875,060
AGF Management Limited	6,067	103,151
Ameriprise Financial Incorporated	28,304	1,293,493
Apollo Investment Corporation	1	9
Ashmore Group plc	22,335	146,182
Asia Plus Securities PCL†	636,000	59,419
Azimut Holding SpA	6,204	43,988
Bank of New York Mellon Corporation	152,356	3,149,199
Bank Sarasin & Cie AG	1,790	59,113
BinckBank NV	15,559	184,848
BlackRock Incorporated	18,074	2,977,692
Brewin Dolphin Limited	8,704	18,914
Canaccord Financial Incorporated	5,064	53,365
Capital Securities Corporation†	357,353	158,018
Charles Schwab Corporation	2,000	24,660
CI Financial Corporation	11,903	245,401
Close Brothers Group plc	13,950	163,931
Credit Suisse Group	75,060	2,152,400
Daewoo Securities Company Limited†	26,610	385,545
Daiwa Securities Group Incorporated	234,000	941,428
Deutsche Bank AG	64,816	2,621,464
Deutsche Boerse AG	12,250	710,132
Dundee Corporation Class A†	3,322	76,054
Eaton Vance Corporation	78,600	1,918,626
EFG International	1,432	13,788
Egyptian Financial Group-Hermes Holding†	35,767	99,054
Eurazeo	2,066	117,651
Federated Investors Incorporated Class B«	63,414	1,123,062
Franklin Resources Incorporated«	29,140	3,494,469
Fuhwa Financial Holdings Company Limited†	1,192,123	700,835
GCA Savvian Group Corporation	9	12,015
GMP Capital Incorporated	3,500	31,808
Goldman Sachs Group Incorporated	85,543	9,941,807
Greenhill & Company Incorporated«	52,024	1,848,413
Hargreaves Lansdown plc	12,382	86,702
Henderson Group plc	63,001	132,331
Hyundai Securities Company†	15,167	164,282
ICAP plc	36,161	279,084
Ichiyoshi Securities Company Limited†	1,500	8,935
IGM Financial Incorporated	7,300	330,375
Intermediate Capital Group plc	41,679	168,001
Invesco Limited	307,562	5,628,385
Investec Limited	32,830	233,578
Investec plc	27,460	192,320
IOOF Holdings Limited†	29,956	203,755
Iwai Securities Company Limited†	1,000	4,478
JAFCO Company Limited	6,600	138,148
Janus Capital Group Incorporated	364,396	2,660,091

166	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Capital Markets (continued)
Julius Baer Group Limited	12,981	$532,743
Julius Baer Holding AG	11,915	176,515
Kabu.com Securities Company Limited†	9,400	27,858
KGI Securities (Thailand) PCL†	848,000	65,644
Knight Capital Group Incorporated†	196,400	2,535,524
Korea Investment Holdings Company Limited†	4,364	159,466
Legg Mason Incorporated«	94,700	2,696,109
Macquarie Group Limited	48,325	1,344,462
Man Group plc	137,925	499,541
Marusan Securities Company Limited	2,000	9,332
Masterlink Securities Corporation†	131,000	51,963
Matsui Securities Company Limited	12,600	57,953
Mediobanca SpA	32,109	295,969
MF Global Holdings Limited†«	319,237	1,752,611
Mirae Asset Securities Company Limited	3,004	115,263
Mito Securities Company Limited	3,000	3,993
Mizuho Investors Securities Company Limited(a)	35,000	29,693
MLP AG	1,057	8,662
Monex Beans Holdings Incorporated	172	33,092
Morgan Stanley	173,052	3,028,410
Nomura Holdings Incorporated	462,200	1,947,007
Nomura Holdings Incorporated ADR«	30,500	127,795
Okasan Holdings Incorporated	19,000	64,525
optionsXpress Holdings Incorporated	79,500	1,001,700
Partners Group	1,488	252,638
Perpetual Trustees Australia Limited	6,420	175,391
Pioneers Holding†	11,002	8,974
Platinum Asset Management Limited	20,450	87,138
Polaris Securities Company Limited†	225,828	161,653
Polytec Asset Holdings Limited	100,000	11,592
President Securities Corporation†	150,202	88,694
Rathbone Brothers	710	12,186
Ratos AB B Shares	11,400	171,776
Raymond James Financial Incorporated	67,607	1,898,405
Richemont SA†	1,457	25,662
RMI Holdings	77,231	140,461
Samsung Securities Company Limited†	7,053	423,192
SBI Holdings Incorporated	3,050	274,687
Schroders plc	11,164	268,716
Schroders plc (Non Voting)	17,396	335,636
Shinko Securities Company Limited	81,000	181,613
State Street Corporation	61,700	2,191,584
Stifel Financial Corporation†«	95,252	2,865,180
T. Rowe Price Group Incorporated«	48,836	2,611,749
Tokai Tokyo Securities Company Limited	23,000	75,646
Tong Yang Investment Bank†	7,124	35,442
Tullett Prebon plc	11,401	69,064
UBS AG	249,419	3,606,230
UOB-Kay Hian Holdings Limited	49,000	63,742
Value Partners Group Limited	67,000	38,005
Verwaltungs-Und Privat-Bank AG	62	7,374

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	167

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Capital Markets (continued)
Virtus Investment Partners Incorporated†	1	$61
Vontobel Holdings AG	3,142	100,497
Waterland Financial Holdings†	268,288	113,809
Woori Investment & Securities Company Limited†	16,080	227,852

		81,530,586

Commercial Banks: 6.68%
77 Bank Limited	50,000	203,468
Absa Group Limited	87,633	1,744,210
Affin Holdings Berhad	72,100	71,443
Agricultural Bank of China Limited	4,650,000	2,243,180
Agricultural Bank of Greece	342	311
Akbank TAS	237,647	895,382
Allahabad Bank†	22,824	89,380
Alpha Bank AE	31,560	101,743
Andhra Bank†	30,160	85,273
Aozora Bank Limited	86,000	215,589
Associated Banc-Corp	338,505	3,723,555
Asya Katilim Bankasi AS†	48,136	54,522
Australia & New Zealand Banking Group Limited	353,015	7,691,994
Axis Bank Limited†	42,675	1,001,456
Banca Carige SpA	33,259	73,969
Banca Monte Dei Paschi di Siena SpA	316,822	195,192
Banca Piccolo Credito Valtellinese Scarl†	9,849	34,449
Banca Popolare dell’Emilia Romagna Scarl†	18,482	190,325
Banca Popolare dell’Etruria e del Lazio†	1,251	3,099
Banca Popolare di Milano Scarl	16,468	35,064
Banca Popolare di Sondrio Scarl†	16,258	131,685
Banco Bilbao Vizcaya Argentaria SA	313,022	2,840,244
Banco BPI SA†	9,694	11,406
Banco Bradesco SA†	83,482	1,240,247
Banco Comercial Portugues SA†	381,266	138,219
Banco Continental Peru†	21,240	46,656
Banco de Brasil SA	194,085	3,257,712
Banco de Chile	4,593,378	647,235
Banco de Credito del Peru†	3,219	7,248
Banco de Credito e Inversiones†	6,781	404,243
Banco de Oro	148,766	207,412
Banco de Sabade	88,593	349,990
Banco de Valencia SA†	11,615	17,128
Banco Espanol de Credito SA	3,199	22,235
Banco Espirito Santo SA	47,774	159,793
Banco Itau Holding Financeira SA	120,925	1,935,529
Banco Macro SA	2,243	60,740
Banco Pastor SA	6,095	25,216
Banco Popolare SpA	138,887	237,878
Banco Popular Espanol SA	54,625	284,584
Banco Santander Brasil SA	83,114	799,344
Banco Santander Central Hispano SA	519,121	4,796,528
Banco Santander Central Hispano SA ADR	68,068	631,671
Banco Santander Chile SA†	5,857,502	508,547

168	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
BancorpSouth Incorporated	152,673	$1,723,678
Bangkok Bank PCL	31,000	169,472
Bangkok Bank PCL-Non Voting	31,000	169,219
Bank Central Asia TBK PT	2,110,500	2,035,870
Bank CIMB Niaga TBK PT†	220,500	37,859
Bank Handlowy Warszawie SA	4,008	90,459
Bank Hapoalim Limited	71,656	296,373
Bank Leumi Le-Israel	72,907	267,784
Bank Mandiri Persero TBK PT	1,379,712	1,146,135
Bank Millennium SA†	60,124	104,594
Bank Negara Indonesia Persero TBK PT†	898,500	448,834
Bank of Ayudhya PCL	424,600	361,142
Bank of Baroda†	25,294	405,742
Bank of China Limited	9,338,100	3,873,103
Bank of Communications Limited	999,350	745,625
Bank of Cyprus Public Company Limited	115,392	198,777
Bank of East Asia Limited	225,449	889,879
Bank of Greece	900	25,609
Bank of Hawaii Corporation	84,317	3,505,058
Bank of India†	22,645	152,838
Bank of Ireland†	346,365	43,653
Bank of Kyoto Limited	53,000	478,260
Bank of Montreal	75,447	4,730,364
Bank of Nova Scotia	75,105	4,182,044
Bank of Queensland Limited	30,073	241,393
Bank of the Philippine Islands	205,881	281,902
Bank of the Ryukyus Limited	3,200	43,683
Bank of Yokohama Limited	188,000	944,857
Bank Pekao SA	15,815	813,413
Bank Przemyslowo Handlowy PBK†	309	4,871
Bank Rakyat Indonesia	1,479,500	1,184,291
Bankinter SA	11,042	65,010
Banque Cantonale Vaudoise Waadtlaender Kantonalbank†	244	141,293
Barclays plc	847,726	2,342,272
BBva Banco Frances SA«	4,348	34,567
Bendigo Bank Limited	46,850	439,984
Berner Kantonalbank AG	648	200,226
BNP Paribas SA	61,775	3,177,486
BNP Paribas SA ADR«	15,636	402,314
BOC Hong Kong Holdings Limited	529,000	1,454,670
BOK Financial Corporation	16,162	795,170
Branch Banking & Trust Corporation	79,997	1,783,133
BRE Bank SA†	1,988	190,027
Bumiputra Commerce Holdings Berhad†	648,800	1,553,491
Canadian Imperial Bank of Commerce	27,200	2,122,006
Canadian Western Bank	4,739	146,288
Canara Bank†	13,142	122,320
Capital Source Incorporated	580,929	3,688,899
Cathay General Bancorp«	153,709	1,970,549
Chang Hwa Commercial Bank†	631,110	469,811
Chiba Bank Limited	115,000	751,441

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	169

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
China Banking Corporation†	11,023	$104,178
China Citic Bank	1,511,000	814,133
China Construction Bank	8,540,990	6,356,427
China Development Financial Holding Corporation†	1,535,338	504,003
China Merchants Bank Company Limited	591,858	1,267,228
China Minsheng Banking Corporation Limited	588,900	489,273
China Trust Financial Holding Company Limited†	1,441,603	1,184,642
Chukyo Bank Limited	5,000	13,037
CIT Group Incorporated†	133,142	4,602,719
Citigroup Incorporated	356,053	11,055,446
Comerica Incorporated	43,209	1,105,718
Commerce Bancshares Incorporated«	49,667	1,965,323
Commercial International Bank†	63,090	293,480
Commerzbank AG	204,574	604,556
Commonwealth Bank of Australia	211,938	10,970,772
Corporation Bank†	14,460	138,612
Credicorp Limited	7,821	779,284
Credit Agricole D’ile de F	144	10,526
Credit Agricole SA	71,305	697,125
Credito Emiliano SpA	1,169	5,362
Cullen Frost Bankers Incorporated	38,553	1,965,817
Dah Sing Banking Group Limited	32,000	36,623
Dah Sing Financial Holdings Limited	13,534	53,218
Danske Bank	38,961	575,263
DBS Group Holdings Limited	232,595	2,560,021
Dexia†	39,586	92,646
DGB Financial Group Incorporated†	22,804	331,314
DnB Nor ASA	57,452	693,945
E.SUN Financial Holding Company Limited†	696,897	407,748
East West Bancorp Incorporated	289,620	4,833,758
EFG Eurobank Ergasias SA	31,520	72,107
EnTie Commercial Bank†	63,977	30,078
EON Capital Berhad†	16,500	14,382
Erste Bank Der Oesterreichischen Sparkassen AG	17,234	625,875
Far Eastern International Bank†	222,924	105,663
Federal Bank Limited†	15,779	127,649
FIBI Holdings Limited†	970	17,712
Finansbank AS Turkey†	27,561	58,368
First Financial Bankshare«	83,389	2,469,148
First Financial Holding Company Limited†	786,694	608,788
First Horizon National Corporation	511,412	3,600,340
First Midwest Bancorp Incorporated	131,306	1,152,867
FirstMerit Corporation	210,946	2,628,387
FNB Corporation PA«	223,116	2,001,351
Fukuoka Financial Group Incorporated	122,000	493,215
Fulton Financial Corporation	386,040	3,539,987
Getin Holding SA†	50,326	171,013
Glacier Bancorp Incorporated	130,766	1,505,117
Greek Postal Savings Bank†	8,178	15,103
Grupo Financiero Banorte SA de CV	284,200	1,150,537
Grupo Financiero Inbursa SA de CV	324,764	659,351

170	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Gunma Bank Limited	76,000	$396,941
Hana Financial Group Incorporated	32,564	1,104,665
Hancock Holding Company«	152,432	4,760,451
Hang Seng Bank Limited	92,300	1,363,567
HDFC Bank Limited	181,765	1,876,637
HDFC Bank Limited ARD«	21,985	733,420
Higashi-Nippon Bank Limited†	5,000	11,007
Hokuhoku Financial Group Incorporated	182,000	367,583
Hong Leong Bank Berhad†	66,300	274,798
Hong Leong Financial Group Berhad†	68,900	272,756
HSBC Holdings plc	1,240,046	10,800,824
Hua Nan Financial Holdings Company Limited†	771,307	539,601
Huntington Bancshares Incorporated	550,696	2,770,001
Iberiabank Corporation«	47,292	2,276,637
ICICI Bank Limited†	95,963	1,846,266
ICICI Bank Limited ADR«	16,121	634,523
Indian Bank†	21,174	95,853
Indian Overseas Bank†	27,110	65,003
Indusind Bank Limited†	53,231	286,580
Industrial & Commercial Bank of China Class H	11,281,442	7,443,320
Industrial Bank of Korea†	24,550	371,454
Industrial Development Bank of India Limited†	65,269	157,290
ING Bank Slaski SA†	519	143,589
International Bancshares Corporation	114,040	1,784,726
Intesa Sanpaolo	916,847	1,492,229
Intesa Sanpaolo RSP	49,378	67,316
Israel Discount Bank Limited†	34,211	58,785
Joyo Bank Limited	99,000	416,010
Jyske Bank†	3,613	110,292
Kansai Urban Banking Corporation	76,000	139,238
Kasikornbank PCL	145,600	617,707
Kasikornbank PCL	32,800	138,154
KB Financial Group Incorporated	60,121	2,493,911
KBC Groep NV	8,999	253,465
KeyCorp	632,950	4,202,788
Kiatnakin Finance†	6,000	6,907
Kiyo Holdings†	71,000	101,177
Komercni banka	2,349	494,840
Korea Exchange Bank†	41,390	315,173
Kredyt Bank SA†	9,511	47,842
Krung Thai Bank PCL ADR	346,900	221,081
Laurentian Bank of Canada	961	42,461
Liechtenstein Landesbank	570	42,263
Liu Chong Hing Bank Limited	6,000	11,548
Lloyds TSB Group plc†	2,551,850	1,391,944
Lloyds TSB Group plc ADR†	3,708	8,083
M&T Bank Corporation«	80,121	6,094,804
Malayan Banking Berhad	426,873	1,257,022
Malaysian Plantations Berhad	134,800	154,901
Mega Financial Holding Company Limited†	1,434,120	1,276,446
Metropolitan Bank & Trust Company	132,537	229,777

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	171

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Mitsubishi UFJ Financial Group Incorporated	1,922,470	$8,719,015
Mitsubishi UFJ Financial Group Incorporated ADR	440	1,980
Mitsui Trust Holdings Incorporated	488,000	1,658,888
Miyazaki Bank Limited	15,000	33,435
Mizuho Financial Group Incorporated	2,934,400	4,478,897
Mizuho Trust & Banking Company Limited(a)	280,000	229,061
National Australia Bank Limited	295,016	7,524,855
National Bank of Canada	10,200	755,444
National Bank of Greece SA	59,464	262,712
National Bank of Greece SA ADR«	24,348	21,426
National Penn Bancshares Incorporated«	249,356	1,807,831
National Societe Generale Bank SAE†	6,416	31,325
Natixis	49,959	199,286
Nedbank Group Limited	22,804	462,790
Nishi-Nippon City Bank Limited	105,000	303,910
Nordea Bank AB	163,574	1,507,169
Old National Bancorp«	185,421	1,818,980
Oriental Bank of Commerce†	12,374	84,092
OTP Bank	32,244	704,481
Oversea-Chinese Banking Corporation Limited	366,534	2,666,281
Pacwest Bancorp«	55,538	891,385
Piraeus Bank SA	112,063	103,896
PKO Bank Polski SA	89,587	1,129,933
PNC Financial Services Group	64,587	3,238,392
Popular Incorporated†	2,001,779	4,163,700
PrivateBancorp Incorporated«	108,100	959,928
PT Bank Danamon Indonesia TBK	397,394	249,839
PT Bank Pan Indonesia TBK†	506,500	48,138
Public Bank Berhad	165,665	729,220
Public Bank Berhad (Foreign Market)	91,000	400,443
Punjab National Bank Limited†	17,505	355,129
Raiffeisen International Bank Holdings	2,580	106,829
Resona Holdings Incorporated	265,800	1,209,742
RHB Capital Berhad	94,161	263,765
Royal Bank of Canada	98,900	5,061,644
Royal Bank of Scotland Group plc†	1,107,779	435,454
Sapporo Holdings	38,900	147,946
Sberbank Sponsored ADR†	124,900	1,426,381
Senshu Ikeda Holdings Incorporated	201,900	300,417
Seven Bank Limited	134	260,332
Shiga Bank	35,000	208,483
Shimizu Bank Limited†	1,000	40,619
Shinhan Financial Group Company Limited†	66,659	2,817,138
Shinsei Bank Limited	208,000	249,060
Shizuoka Bank Limited	90,000	887,014
Siam City Bank PCL†(a)(i)	107,800	87,046
Siam Commercial Bank PCL	201,600	800,480
Sinopac Financial Holdings Company Limited†	1,103,494	424,416
Skandinaviska Enskilda Banken AB Class A	108,706	643,230
Societe Generale	45,669	1,529,264
Societe Generale ADR	20,541	138,446

172	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
St. Galler Kantonalbank	210	$107,272
Standard Bank Group Limited	181,891	2,593,242
Standard Chartered plc	132,205	3,003,382
State Bank of India Limited†	24,458	1,053,506
State Bank of India Limited GDR 144A	4,768	452,960
Sumitomo Mitsui Financial Group Incorporated	187,884	5,562,798
Sumitomo Mitsui Financial Group Incorporated ADR«	494	2,900
Suruga Bank Limited	33,000	303,991
Susquehanna Bancshares Incorporated«	235,815	1,582,319
SVB Financial Group†«	75,166	3,463,649
Svenska Handelsbanken	30,083	824,187
Swedbank AB	59,000	811,128
Sydbank AG†	3,160	63,517
Syndicate Bank†	18,615	41,129
Synovus Financial Corporation«	1,429,217	2,072,365
Ta Chong Bank Limited†	315,200	102,820
Taishin Financial Holdings Company Limited†	851,252	387,488
Taiwan Business Bank†	276,640	98,026
Taiwan Cooperative Bank†	567,815	404,335
TCF Financial Corporation«	91,498	955,239
The Aichi Bank Limited	1,100	59,650
The Akita Bank Limited	19,000	59,054
The Aomori Bank Limited†	28,000	95,186
The Awa Bank Limited†	25,000	168,341
The Bank of Iwate Limited	1,800	79,926
The Bank of Nagoya Limited	19,000	59,843
The Bank of Okinawa Limited	2,000	92,461
The Bank of Saga Limited†	25,000	61,827
The Chiba Kogyo Bank Limited†	4,700	27,868
The Chugoku Bank Limited	31,000	412,793
The Daisan Bank Limited†	49,000	112,547
The Daishi Bank Limited	39,000	125,801
The Ehime Bank Limited†	27,000	81,696
The Eighteenth Bank Limited	25,000	70,717
The Fukui Bank Limited	32,000	97,988
The Hachijuni Bank Limited	70,000	389,508
The Higo Bank Limited	31,000	174,295
The Hiroshima Bank Limited	78,000	349,797
The Hokkoku Bank Limited†	35,000	128,339
The Hokuetsu Bank Limited	21,000	45,739
The Hyakugo Bank Limited	36,000	146,376
The Hyakujushi Bank Limited†	45,000	185,472
The Iyo Bank Limited	42,000	412,038
The Juroku Bank Limited	50,000	154,813
The Kagoshima Bank Limited	22,000	150,448
The Kanto Tsukuba Bank Limited	2,400	8,274
The Keiyo Bank Limited	37,000	194,133
The Michinoku Bank Limited†	5,000	10,372
The Mie Bank Limited	4,000	10,080
The Minato Bank Limited	35,000	69,050
The Musashino Bank Limited	4,900	171,153

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	173

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
The Nanto Bank Limited	37,000	$205,183
The Ogaki Kyoritsu Bank Limited	51,000	167,195
The Oita Bank Limited†	23,000	72,626
The San-in Godo Bank Limited	22,000	161,603
The Shikoku Bank Limited	28,000	100,441
The Tochigi Bank Limited	9,000	35,930
The Toho Bank Limited	21,000	51,772
Tisco Financial Group PCL	6,200	8,706
TMB Bank PCL	2,682,765	154,861
Tokyo Tomin Bank Limited	5,300	66,367
Tomony Holdings Incorporated	14,900	62,446
Toronto-Dominion Bank	61,031	4,828,011
Trustmark Corporation«	111,589	2,399,164
Turkiye Garanti Bankasi AS	346,312	1,282,368
Turkiye Halk Bankasi AS	47,994	303,130
Turkiye Is Bankasi	208,720	543,689
Turkiye Vakiflar Bankasi Tao	111,274	203,769
Umpqua Holdings Corporation«	224,261	2,191,030
UniCredito Italiano SpA	1,273,786	1,722,250
Union Bank of India†	27,062	143,194
Unione di Banche ScpA	58,620	217,383
United Bankshares Incorporated«	97,093	2,181,680
United Mizrahi Bank Limited	8,324	79,429
United Overseas Bank Limited	163,695	2,521,805
US Bancorp	234,863	5,451,170
Valiant Holding AG†	835	123,351
Valley National Bancorp«	104,942	1,247,760
Webster Financial Corporation	143,341	2,594,472
Wells Fargo & Company(l)	612,220	15,978,942
Westamerica Bancorporation«	51,281	2,174,827
Westpac Banking Corporation	419,841	9,297,903
Wing Hang Bank Limited	27,844	267,541
Woori Finance Holdings Company Limited†	52,710	590,963
Yachiyo Bank Limited	1,200	35,904
Yamagata Bank Limited	16,000	76,875
Yamaguchi Financial Group	35,000	340,173
Yamanashi Chou Bank Limited	18,000	74,860
Yapi Ve Kredi Bankasi AS†	113,689	228,350
Yes Bank Limited†	40,135	243,306

		375,587,557

Consumer Finance: 0.50%
Acom Company Limited	9,370	166,585
Aeon Credit Service Company Limited	12,400	185,496
Aiful Corporation	2,600	3,706
Allied Group Limited†	6,000	18,187
Capital One Financial Corporation	56,100	2,583,405
Credit Saison Company Limited	21,626	416,972
Discover Financial Services	62,926	1,583,218
Hitachi Capital Corporation	8,400	112,623
Hong Leong Singapore Finance Limited†	18,000	36,194

174	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Consumer Finance (continued)
International Personal Finance plc	10,364	$45,894
Jaccs Company Limited	22,000	78,301
MasterCard Incorporated Class A	20,690	6,821,700
Orient Corporation†	93,000	97,974
ORIX Corporation	14,580	1,324,141
Promise Company Limited	12,150	86,988
Provident Financial plc	6,375	116,156
Samsung Card Company Limited†	7,397	359,832
Shriram Transport Finance Company Limited†	15,921	220,687
SKS Microfinance Limited†	6,165	26,689
SLM Corporation	351,100	4,820,603
Thanachart Capital PCL	15,516	16,308
Visa Incorporated	102,411	8,999,879

		28,121,538

Diversified Financial Services: 1.44%
Ackermans & Van Haaren NV†	2,400	205,422
African Bank Investments Limited	80,902	410,090
AMMB Holdings Berhad†	213,600	458,782
ASX Limited	23,879	742,623
Ayala Corporation Class A	32,872	237,503
Bajaj Auto Limited†	9,936	162,483
Bank of America Corporation	1,239,066	10,123,169
Banque Nationale de Belgique	10	38,703
BMF Bovespa SA	283,694	1,662,708
Bolsas y Marcados Espanoles	4,820	135,150
BS Financial Group Incorporated†	30,381	380,408
Bund Center Investment Limited†	85,000	13,140
Bursa Malaysia Berhad	39,400	88,050
Century Leasing System Incorporated	8,900	175,026
Challenger Financial Services Group Limited	75,312	396,174
China Everbright Limited	144,000	210,123
CME Group Incorporated	12,891	3,443,444
Corporation Financiera Alba†	549	27,050
Criteria CaixaCorp SA	39,240	199,877
D.Carnegie & Company AB†(a)	1,000	0
Dundee Capital Markets Incorporated†	2,023	1,880
ECM Libra Berhad†(a)	46,763	0
Exor SpA	2,774	66,278
Fimalac	158	5,551
First Pacific Company Limited	294,800	282,302
FirstRand Limited	354,542	1,020,642
Fubon Financial Holding Company Limited	1,087,015	1,558,589
Fuyo General Lease Company Limited	3,300	121,519
GIMV NV	1,243	70,207
Groupe Bruxelles Lambert SA	5,068	408,447
Guoco Group Limited	14,000	154,979
Haci Omer Sabanci Holding AS	128,936	466,361
Hellenic Exchanges SA Holding	2,480	15,056
Hong Kong Exchanges & Clearing Limited	137,683	2,581,756
IBJ Leasing Company Limited	4,600	108,471

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	175

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Financial Services (continued)
IG Group Holdings plc†	23,059	$167,530
Indiabulls Financial Services Limited†	23,070	77,617
Industrivarden AB Class A	18,200	238,380
Industrivarden AB Class C†	5,600	69,077
Infrastructure Development Finance Company Limited†	185,282	461,625
ING Groep NV†	268,777	2,332,277
InterContinental Exchange Incorporated†«	47,557	5,609,348
Investment Technology Group Incorporated†	73,900	840,982
Investor AB A Shares	7,600	147,356
Investor AB B Shares	28,161	554,260
Japan Securities Finance Company Limited	9,000	49,506
Jefferies Group Incorporated	87,800	1,440,798
JPMorgan Chase & Company	488,177	18,335,928
Jupiter Fund Management plc	46,400	144,558
K-Green Trust	25,027	19,775
Kinnevik Investment AB	13,274	283,178
Kotak Mahindra Bank Limited	57,655	557,507
Lender Processing Services Incorporated	53,300	940,212
London Stock Exchange Group plc	8,884	132,446
Lundbergforetagen AB†	1,700	57,114
Mahindra & Mahindra Financial Services Limited†	5,426	73,612
Marfin Investment Group SA	31,243	13,767
Mitsubishi UFJ Securities Company Limited	8,120	329,087
Moody’s Corporation«	131,400	4,051,062
MSCI Incorporated†	77,549	2,680,869
Mulpha International Berhad†	222,700	30,659
Multi-Purpose Holdings Berhad†	85,370	80,519
NASDAQ Stock Market Incorporated†	91,600	2,170,004
NYSE Euronext (Paris) Incorporated	172,345	4,701,572
OKO Bank	13,266	151,108
Onex Corporation	5,800	205,810
Osaka Securities Exchange Company	48	258,708
Pargesa Holding SA	2,020	165,266
Paychex Incorporated	36,800	992,864
PHH Corporation†«	110,092	2,088,445
Power Finance Corporation Limited†	49,319	156,705
Reliance Capital Limited†	11,605	97,571
Remgro Limited	72,596	1,182,399
RHJ International†	1,117	8,023
Ricoh Leasing Company Limited	4,800	109,104
RMB Holdings Limited†	112,117	407,196
Rural Electrification Corporation Limited	43,913	167,827
Singapore Exchange Limited	143,000	832,633
SNS Reaal†	4,259	14,244
Sofina SA	862	80,888
TMX Group Incorporated	4,567	192,324
Washington H Soul Pattinson & Company Limited†	17,757	231,652
Western Union Company	74,600	1,232,392

		81,137,747

176	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance: 3.50%
Ace Limited	41,636	$2,688,853
Admiral Group plc	13,631	302,036
Aegon NV	118,978	535,742
AFLAC Incorporated	57,900	2,183,988
AIA Group Limited	790,200	2,781,386
Aksigorta AS	15,670	10,985
Alleghany Corporation†	5,080	1,518,717
Allianz AG	31,482	3,238,556
Allianz AG ADR	5	52
Allied World Assurance Company	25,278	1,311,928
Allstate Corporation	56,427	1,480,080
American Financial Group Incorporated	60,548	2,015,037
American International Group Incorporated†	83,200	2,107,456
Amlin plc	45,246	228,592
AMP Limited	376,507	1,832,676
AON Corporation	36,800	1,719,664
Arch Capital Group Limited†	84,766	2,854,919
Argo Group International Holdings Limited	60,782	1,672,113
Arthur J. Gallagher & Company	73,393	2,070,417
Aspen Insurance Holdings Limited	40,424	970,580
Assicurazioni Generali SpA	86,815	1,567,882
Assurant Incorporated	61,699	2,169,954
Assured Guaranty Limited	112,184	1,513,362
Aviva plc	183,357	1,010,399
AXA SA	129,051	2,071,288
Axis Capital Holdings Limited	86,122	2,468,257
Bajaj Finserv	17,911	210,371
Baloise Holding AG	2,883	255,659
Beazley plc	26,836	50,727
Brown & Brown Incorporated	76,555	1,608,421
Cathay Financial Holding Company Limited	1,349,562	1,731,022
Catlin Group Limited	24,473	147,809
China Insurance International Holdings Company Limited†	124,000	278,849
China Life Insurance Company	1,165,000	2,953,197
China Life Insurance Company (Taiwan)†	300,016	385,470
China Pacific Insurance Group Company Limited	177,000	693,548
Chubb Corporation	34,236	2,118,866
Cincinnati Financial Corporation«	101,134	2,823,661
Clal Insurance Enterprise Holdings Limited	832	15,221
CNO Financial Group Incorporated†	424,700	2,730,821
CNP Assurances	7,344	129,921
Dai-Ichi Mutual Life Insurance Company	1,334	1,554,616
Delphi Financial Group Class A	94,728	2,290,523
Delta Lloyd NV	3,758	68,525
Discovery Holdings Limited	24,658	134,722
Dongbu Insurance Company Limited†	6,370	310,124
Endurance Specialty Holdings Limited	24,578	888,740
Euler Hermes SA	728	56,616
Everest Reinsurance Group Limited	33,143	2,674,640
Fairfax Financial Holdings Limited	1,200	483,897
Fidelity National Title Group Incorporated«	148,614	2,524,952

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	177

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
First American Financial Corporation	193,549	$2,951,622
Fondiaria Sai SpA†	1,751	3,813
Fondiaria Sai SpA RSP†	1,309	1,635
Fortis	180,320	362,415
Genworth Financial Incorporated†	325,234	2,247,367
Gjensidige Forsikring ASA	12,110	143,566
Great Eastern Holdings Limited	6,000	63,736
Great-West Lifeco Incorporated	20,500	460,533
Grupo Catalana Occidente SA†	2,305	50,166
Hannover Rueckversicherung AG	5,268	248,599
Harel Insurance Investments & Finances Limited	438	19,138
Hartford Financial Services Group Incorporated	49,882	954,741
HCC Insurance Holdings Incorporated	76,508	2,237,094
Helvetia Holding AG	366	133,349
Hiscox Limited	22,077	127,260
Horace Mann Educators Corporation«	69,036	919,560
Hyundai Marine & Fire Insurance Company Limited†	8,230	261,796
Industrial Alliance Insurance & Financial Services Incorporated	5,239	192,109
Insurance Australia Group Limited	290,284	945,529
Intact Financial Corporation	7,515	422,829
Irish Life & Permament Group Holdings plc†	13,014	557
Jardine Lloyd Thompson Group plc	7,925	84,834
Kemper Corporation	86,591	2,220,193
Korea Life Insurance Company Limited	33,890	200,869
Korea Reinsurance Company†	10,787	147,819
Lancashire Holdings plc	18,971	209,773
Legal & General Group plc	410,701	699,114
Liberty Holdings Limited†	34,192	374,870
LIG Insurance Company Limited†	8,650	213,660
Lincoln National Corporation	209,560	4,348,370
Loews Corporation	41,154	1,548,213
LPI Capital Berhad	40,900	178,875
Manulife Financial Corporation	123,700	1,691,354
Mapfre SA	39,312	134,547
Markel Corporation†«	6,299	2,481,680
Marsh & McLennan Companies Incorporated	67,309	2,000,423
Mediolanum SpA	9,857	36,964
Menorah Mivtachim Holdings Limited†	1,664	13,241
Mercury General Corporation	15,722	621,176
MetLife Incorporated	101,126	3,397,834
Migdal Insurance & Financial Holding Limited†	10,202	14,190
Milano Assicurazioni SpA	8,878	3,839
Millea Holdings Incorporated	105,500	2,879,745
Mitsui Sumitomo Insurance Group Holdings Incorporated	75,400	1,766,851
Montpelier Re Holdings Limited«	122,024	2,096,372
Muenchener Rueckversicherungs-Gesellschaft AG	12,448	1,623,890
NIB Holdings Limited	42,251	62,327
NKSJ Holdings Incorporated	223,000	1,317,972
Old Mutual plc - South Africa Exchange	406	787
Old Mutual plc - United Kingdom Exchange	360,732	700,421
Old Republic International Corporation«	150,285	1,493,833

178	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
PartnerRe Limited	44,957	$2,562,099
PICC Property & Casualty Company Limited	336,000	593,040
Ping An Insurance Group Company of China Limited	241,000	1,932,807
Platinum Underwriters Holdings Limited	72,902	2,296,413
Power Corporation of Canada	20,400	493,491
Power Financial Corporation	17,200	471,055
Powszechny Zaklad Ubezpieczen SA	7,506	923,827
Principal Financial Group Incorporated«	199,800	5,066,928
Proassurance Corporation†«	51,599	3,744,023
Protective Life Corporation«	167,600	3,182,724
Prudential Financial Incorporated	59,362	2,980,566
Prudential plc	166,867	1,680,910
QBE Insurance Group Limited	146,305	2,215,061
Reinsurance Group of America Incorporated	49,139	2,622,548
Renaissancere Holdings Limited	34,462	2,259,673
Resolution Limited	118,927	514,280
RLI Corporation«	30,962	1,957,418
Royal & Sun Alliance Insurance Group plc	227,632	423,710
Sampo Oyj	30,368	871,983
Samsung Fire & Marine Insurance Company Limited†	5,690	1,231,838
Samsung Life Insurance Company	13,026	1,041,939
Sanlam Limited	246,564	960,078
Santam Limited†	1	19
SCOR Regroupe	14,377	338,335
Selective Insurance Group Incorporated«	105,752	1,608,488
Shin Kong Financial Holding Company Limited†	1,198,264	426,562
Societa Cattolica di Assicurazione Societa Cooperativa†	2,034	51,687
Sony Financial Holdings Incorporated	22,000	347,528
St. James’s Place plc	7,941	45,732
Stancorp Financial Group Incorporated«	88,551	2,705,233
Standard Life plc	173,187	567,496
Storebrand ASA	21,988	145,845
Sun Life Financial Incorporated	37,400	1,013,577
Suncorp-Metway Limited	172,274	1,511,420
Swiss Life Holding	1,964	270,079
Swiss Re Limited†	22,212	1,165,107
T&D Holdings Incorporated	45,600	941,801
Taiwan Life Insurance Company Limited†	14,539	12,426
The Travelers Companies Incorporated	51,490	2,598,185
Tong Yang Life Insurance Company	13,010	159,386
Topdanmark AS†	650	104,111
Torchmark Corporation«	74,354	2,841,066
Tower Group Incorporated«	71,300	1,711,913
Transatlantic Holding Incorporated	41,559	2,104,132
TrygVesta AS	1,268	70,682
Unipol SpA	36,511	17,467
UNUM Group	204,853	4,822,240
Validus Holdings Limited	43,647	1,126,966
W.R. Berkley Corporation	82,312	2,542,618
White Mountain Insurance Group Limited	4,340	1,736,000
Wiener Staedtische Allgemeine Versicherung AG	1,746	81,225

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	179

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
Willis Group Holdings	114,052	$4,462,855
Xl Group plc	205,778	4,282,240
Yapi Kredi Sigorta AS	2,204	16,503
Zurich Financial Services AG	9,036	2,035,740
Zurich Financial Services AG ADR«	11,963	270,125

		196,918,487

Real Estate Management & Development: 0.92%
Aeon Mall Company Limited	10,400	236,136
Africa Israel Investments Limited	601	2,403
Agile Property Holdings Limited	186,000	252,663
Ascendas India Trust	83,000	62,061
Atrium European Real Estate Limited†	10,857	58,544
Atrium Ljungberg AB	1,011	12,077
Australand Property Group	22,783	60,023
Ayala Land Incorporated	745,100	281,593
Beni Stabili SpA	6,222	4,449
Brookfield Asset Management Incorporated	37,750	1,121,745
Brookfield Properties Corporation«	165,714	2,780,681
Bukit Sembawang Estates Limited†	17,000	57,117
C C Land Holdings Limited	150,000	43,042
CA Immobilien Anlagen AG†	3,951	54,981
Capital & Counties Properties plc	26,296	71,625
CapitaLand Limited	338,500	736,659
CapitaMalls Asia Limited	181,000	204,306
Castellum AB	10,574	152,356
Cathay Real Estate Development Company Limited†	260,000	118,184
Cent Pattana Public Company†	53,000	66,316
Cheung Kong Holdings Limited	199,000	2,804,724
China Overseas Land & Investment Limited	536,480	1,143,513
China Resources Land Limited	284,000	463,908
China Vanke Company Limited Class B	80	103
Chinese Estates Holdings Limited	43,696	75,515
City Developments Limited	60,000	501,703
Citycon Oyj	8,904	34,790
Conwert Immobilien Invest SE†	3,761	52,798
Country Garden Holdings Company Limited	671,973	297,977
Daibiru Corporation	5,400	37,778
Daikyo Incorporated	29,000	51,732
Daito Trust Construction Company Limited	10,800	1,001,389
Daiwa House Industry Company Limited	78,000	969,123
DB Realty Limited†	11,179	14,715
Deutsche Euroshop AG	2,135	84,009
DLF Limited	56,613	244,112
Echo Investment†	26,597	35,119
Elbit Imaging Limited†	816	2,301
Evergrande Real Estate Group Limited	607,000	377,020
Fabege AB	7,000	66,048
Far East Consortium	126,751	24,674
Farglory Land Development Company Limited†	49,000	90,121
First Capital Realty Incorporated	3,689	63,059

180	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
FirstService Corporation†	2,138	$68,006
FKP Property Group	91,602	55,254
Forest City Enterprises Incorporated†«	254,481	3,382,052
Forestar Real Estate Group Incorporated†«	59,700	751,623
Franshion Properties China Limited	544,000	122,787
Future Mall Management Limited†	504	454
Gagfah SA	956	5,515
Gazit Globe Limited	4,376	45,535
Global Logistic Properties Limited†	224,000	310,864
Globe Trade Centre SA†	23,012	96,412
Glorious Property Holdings Limited	691,000	133,742
Goldcrest Company Limited	1,440	27,212
Golden Land Property PCL†	273,900	32,764
Grainger plc	7,612	12,913
Great Eagle Holdings Limited	30,478	89,926
Greentown China Holdings Limited	56,000	42,117
Guocoland Limited	42,554	73,663
Hang Lung Group Limited	117,000	685,742
Hang Lung Properties Limited	294,000	1,093,589
Heiwa Real Estate Company Limited	50,500	112,954
Heliopolis Housing†	1,417	3,713
Henderson Land Development Company Limited	149,658	874,879
Highwealth Construction Corporation†	111,000	214,631
HKC Holdings Limited	197,170	8,250
HKR International Limited	33,600	16,477
Hong Kong Land Holdings Limited	166,000	961,556
Hopewell Holdings	85,000	268,534
Hopson Development Holdings Limited	56,000	45,078
Housing Development & Infrastructure Limited†	33,352	74,472
Howard Hughes Corporation†	66,664	3,605,856
Huaku Development Company Limited†	61,114	147,730
Huang Hsiang Construction Company†	20,000	43,461
Hufvudstaden AB	5,000	56,642
Hulic Company Limited	17,300	199,275
Hysan Development Company Limited	79,831	325,554
IGB Corporation Berhad	89,284	59,009
IJM Land Berhad†	40,400	33,173
Immoeast AG(a)	15,082	0
Immofinanz AG	87,053	310,598
Immofinanz AG Entitlement Shares(a)	19,870	0
Indiabulls Real Estate Limited†	43,692	80,621
Interchina Holdings Company	960,000	154,182
IVG Immobilien AG	2,767	10,082
Jones Lang Lasalle Incorporated	27,755	1,857,087
K Wah International Holdings Limited	148,982	45,283
Kenedix Incorporated	127	22,082
Keppel Land Limited	88,467	226,961
Kerry Properties Limited	86,553	375,380
KLCC Property Holdings Berhad	29,000	32,360
Kowloon Development Company Limited	45,000	54,898
Kungsleden	18,987	159,765

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	181

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
KWG Property Holding Limited	171,500	$101,502
Land and Houses PCL	380,700	92,387
Lend Lease Corporation Limited	69,279	624,694
Leopalace21 Corporation	12,200	27,363
Lippo Karawaci TBK PT	2,548,500	225,787
Longfor Properties Company Limited	162,500	235,586
Medinet Nasr Housing†	2,809	7,269
Megaworld Corporation	2,758,000	122,924
MI Developments Incorporated	8,300	231,634
Midland Holdings Limited	56,000	30,839
Mitsubishi Estate Company Limited	186,189	3,074,152
Mitsui Fudosan Company Limited	118,000	1,996,448
New World China Land Limited	168,000	56,477
New World Development Limited	312,265	398,849
Nomura Real Estate Holding Incorporated	11,100	174,732
NTT Urban Development Corporation	106	81,150
Palm Hills Developments SAE†	46,809	13,858
Peet Limited†	20,868	30,343
Poly Hong Kong Investments Limited	252,000	149,047
Prelios SpA†	11,055	4,247
PSP Swiss Property AG	1,875	185,139
Radium Life Tech Company Limiited†	71,026	68,931
Renhe Commercial Holdings Company Limited	1,212,000	239,118
Robinsons Land Company†	372,100	109,255
Ruentex Development Company Limited†	57,000	65,713
Savills plc	2,690	13,668
Shimao Property Holding Limited	207,000	218,469
Shoei Company Limited	1,300	11,700
Shui On Land Limited	281,508	108,080
Singapore Land Limited†	14,000	77,316
Sino Land Company	338,681	518,609
Sino-Ocean Land Holdings Limited	477,832	227,772
SM Prime Holdings Incorporated	780,163	216,334
SOHO China Limited	249,000	220,713
SP Setia Berhad	120,975	154,640
Sumitomo Real Estate Sales Company Limited	360	15,911
Sumitomo Realty & Development Company Limited	64,000	1,358,379
Sun Hung Kai Properties Limited	185,895	2,625,497
Sun Hung Kai Properties Limited ADR«	3,148	44,072
Suruga Corporation†(a)	600	0
Swire Pacific Limited A Shares	96,500	1,290,198
Swire Pacific Limited B Shares	152,500	409,212
Swiss Prime Site AG	3,420	303,868
TA Global Berhad	34,080	3,644
Talaat Moustafa Group†	108,625	72,623
The Sankei Building Company Limited	1,600	8,217
Tian An China Investment	81,399	45,455
TOC Company Limited	4,500	20,696
Tokyo Tatemono Company Limited	70,000	236,058
Tokyu Land Corporation	60,000	246,422
Tokyu Livable Incorporated	600	5,221

182	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Real Estate Management & Development (continued)
UEM Land Holdings Berhad†	64,875	$46,038
Unitech Limited†	203,870	122,518
United Energy Group Limited†	1,044,000	99,566
United Industrial Corporation Limited†	40,000	89,612
UOL Group Limited	72,000	273,407
Wharf Holdings Limited	206,500	1,319,315
Wheelock & Company	105,000	368,704
Wheelock Properties (Singapore) Limited†	39,000	55,179
Wing Tai Holdings Limited	51,000	57,674
Yanlord Land Group Limited	61,000	45,875

		51,502,011

REIT: 4.61%
Abacus Property Group	30,689	68,814
Advance Residence Investment Corporation	128	267,945
Alexandria Real Estate Equities Incorporated	39,259	2,858,448
American Campus Communities Incorporated	130,659	5,097,008
American Capital Agency Corporation	336,700	9,599,317
AMP NZ Office Trust	80,730	59,149
ANF Immobilier	43	1,899
Annaly Capital Management Incorporated	107,753	1,953,562
Ardent Leisure Group	48,265	58,463
Ascendas REIT	222,000	390,893
AvalonBay Communities Incorporated	55,000	7,500,900
Babcock & Brown Japan Property Trust	1,780	4,655
Befimmo S.C.A. Sicafi†	838	68,780
BioMed Realty Trust Incorporated	256,086	4,683,813
Blife Investment Corporation	11	71,122
Boardwalk REIT	955	48,876
Boston Properties Incorporated«	27,889	2,908,544
Brandywine Realty Trust«	263,220	2,616,407
BRE Properties Incorporated	128,555	6,461,174
British Land Company plc	55,826	487,518
Bunnings Warehouse Property Trust†	36,586	67,980
Calloway REIT	3,667	94,174
Canadian Apartment Properties	740	15,604
Canadian REIT	1,306	46,476
CapitaCommerical Trust	248,464	246,365
CapitaMall Trust	271,636	422,146
Cathay No.1 REIT†	400,000	179,153
CBL & Associates Properties Incorporated«	275,468	4,052,134
CDL Hospitality Trusts	83,000	125,150
CFS Retail Property Trust	215,696	415,024
Champion REIT	178,653	89,526
Charter Hall Group†	33,586	70,202
Chimera Investment Corporation	683,673	2,071,529
Cofinimmo SA†	547	73,471
Colonial Properties Trust«	163,416	3,435,004
Commonwealth Property Office Fund	301,285	309,945
Commonwealth REIT	160,712	3,304,239
Corio NV	4,116	238,933

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	183

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Corporate Office Properties Trust«	118,344	$3,170,436
Cousins Properties Incorporated	7	51
Cromwell Group	212,667	163,922
DA Office Investment Corporation	24	73,410
DB RREEF Trust	663,216	610,439
DCT Industrial Trust Incorporated«	480,820	2,168,498
Derwent Valley Holdings plc	6,239	156,279
Developers Diversified Realty Corporation	443,989	5,501,024
DiamondRock Hospitality«	329,433	2,549,811
Digital Reality Trust Incorporated«	61,522	3,675,940
Douglas Emmett Incorporated	241,740	4,360,990
Duke Realty Corporation	167,800	1,991,786
DuPont Fabros Technology Incorporated«	120,800	2,796,520
EastGroup Properties Incorporated«	47,575	1,922,506
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	155,837	204,606
Entertainment Properties Trust«	82,200	3,463,086
Equity Lifestyle Properties Incorporated	67,425	4,646,931
Equity Residential«	56,200	3,438,316
Essex Property Trust Incorporated	20,809	2,987,132
Eurocommercial Properties NV	1,671	75,492
Extra Space Storage Incorporated«	173,100	3,721,650
Federal Realty Investment Trust	40,201	3,640,201
Fonciere des Regions	1,621	134,816
Franklin Street Properties Corporation«	144,048	1,878,386
Frontier Real Estate Investment Corporation	32	296,242
Fukuoka REIT Corporation	14	99,307
Gecina SA	1,286	143,689
Global One Real Estate Investment Corporation	14	121,700
Goodman Property Trust†	89,526	76,448
GPT Group	248,452	830,935
Great Portland Estates plc	28,410	166,332
H&R REIT	3,671	79,470
Hammerson plc	43,498	287,724
Hankyu REIT Incorporated†	3	14,834
Hatteras Financial Corporation«	141,287	3,900,934
HCP Incorporated«	47,004	1,752,309
Health Care REIT Incorporated	117,702	5,998,094
Healthcare Realty Trust Incorporated	142,382	2,490,261
Highwoods Properties Incorporated«	140,087	4,589,250
Home Properties Incorporated«	67,805	4,534,120
Hospitality Properties Trust«	241,521	5,670,913
ICADE	1,312	132,634
ING Office Fund	311,606	205,627
ING Property Trust	29,560	20,196
Inmuebles Carso SAB de CV†	62,977	50,531
Japan Excellent Incorporated†	23	115,517
Japan Logistics Fund Incorporated	17	154,963
Japan Prime Realty Investment Corporation	103	287,545
Japan Real Estate Investment Corporation	64	645,594
Japan Retail Fund Investment Corporation	248	374,070
K-REIT Asia	131,000	125,793

184	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Kenedix Realty Investment	35	$124,588
Kilroy Realty Corporation«	101,695	3,633,562
Kimco Realty Corporation	270,580	4,789,266
Kiwi Income Property Trust	141,597	123,927
Klepierre	5,983	206,919
Land Securities Group plc	49,167	587,344
Lexington Corporate Properties Trust«	267,558	1,974,578
Liberty International plc	53,384	287,565
Liberty Property Trust«	76,232	2,587,314
Macerich Company«	83,828	4,110,925
Mack-Cali Realty Corporation	57,908	1,803,834
Macquaire Office Trust	53,463	191,996
Macquarie Countrywide Trust†	30,315	107,024
Macquarie Goodman Group	886,259	618,880
Macquarie MEAG Prime REIT	132,000	68,082
Mapletree Logistics Trust	134,680	99,511
Mercialys SA	3,326	137,876
MFA Mortgage Investments Incorporated«	676,043	5,063,562
MID REIT Incorporated	22	60,754
Mid-America Apartment Communities Incorporated«	64,250	4,592,590
Mirvac Group	440,180	569,321
Mori Hills REIT Corporation†	52	188,810
Mori Trust Sogo REIT Incorporated	22	230,965
National Retail Properties Incorporated«	166,354	4,534,810
Nippon Accommodations Fund Incorporated	25	189,015
Nippon Building Fund Incorporated	84	903,174
Nomura Real Estate Office Fund	34	218,660
Omega Healthcare Investors Incorporated«	198,874	3,609,563
ORIX JREIT Incorporated	41	198,305
Parkway Life REIT	33,000	51,666
Piedmont Office Realty Trust Incorporated«	114,900	2,171,610
Plum Creek Timber Company«	108,400	4,115,948
Post Properties Incorporated	96,946	4,052,343
Premier Investment Company†	14	60,947
Prologis Incorporated	282,402	7,689,806
Public Storage Incorporated Class D	26,997	3,340,339
Realty Income Corporation«	79,651	2,762,297
Redwood Trust Incorporated	136,471	1,714,076
Regency Centers Corporation«	54,483	2,247,969
RioCan REIT	11,888	310,401
Segro plc	49,078	205,588
Senior Housing Properties Trust	277,689	6,606,221
Shaftesbury plc	17,198	132,962
Silic Ste Immobiliere de Location Pour L’industrie et le Commerce†	577	67,318
Simon Property Group Incorporated	57,286	6,731,105
Stockland Australia	319,086	1,023,814
Sunstone Hotel Investors Incorporated†«	214,046	1,292,838
Suntec REIT	278,000	311,643
Taubman Centers Incorporated	98,773	5,692,288
The Link REIT	305,266	1,066,315
Tokyu REIT Incorporated	24	141,026

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	185

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Top REIT Incorporated	21	$121,162
Unibail-Rodamco SA	5,942	1,280,473
United Urban Investment Corporation	354	428,142
Vastned Retail NV	983	55,166
Ventas Incorporated	58,099	3,107,135
Vornado Realty Trust«	34,800	2,989,668
Washington REIT«	128,975	3,990,487
Weingarten Realty Investors«	79,614	1,940,193
Wereldhave NV	1,053	89,309
Westfield Group	301,532	2,632,400
Westfield Retail Trust	424,205	1,192,994
Weyerhaeuser Company	61,200	1,103,436

		259,493,407

Thrifts & Mortgage Finance: 0.40%
Astoria Financial Corporation	172,708	1,763,349
Capitol Federal Financial Incorporated	103,415	1,109,643
First Niagara Financial Group Incorporated	204,945	2,205,208
Genworth Canada Incorporated	2,068	46,753
Home Capital Group Incorporated	1,479	74,139
Housing Development Finance Corporation	219,868	3,185,205
Hudson City Bancorp Incorporated	324,661	2,016,145
LIC Housing Finance Limited	56,590	261,157
New York Community Bancorp Incorporated	289,838	3,712,825
Paragon Group of Companies plc†	16,492	41,193
People’s United Financial Incorporated	238,341	2,800,507
Provident Financial Services Incorporated	110,794	1,391,573
TFS Financial Corporation	56,038	496,497
Washington Federal Incorporated	219,709	3,302,226

		22,406,420

Health Care: 8.43%

Biotechnology: 0.47%
Acorda Therapeutics Incorporated†«	69,742	1,816,779
Actelion Limited	6,746	287,999
Basilea Pharmaceuticals Limited†	184	8,915
BB Biotech AG	929	59,519
Biocon Limited†	8,634	62,472
Biogen IDEC Incorporated†	43,507	4,098,359
Biota Holdings Limited†	16,423	17,437
Celgene Corporation†	90,162	5,361,934
Cepheid Incorporated†«	109,154	3,957,924
CK Life Sciences International Holdings Incorporated	702,000	35,700
CSL Limited	72,512	2,186,278
Dendreon Corporation†«	88,452	1,086,191
Genmab AS†	1,600	11,465
Grifols SA	12,814	262,970
Human Genome Sciences Incorporated†«	113,115	1,455,790
Intercell AG†	1,885	6,230
InterMune Incorporated†	80,300	2,160,070

186	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Biotechnology (continued)
Mesoblast Limited†	31,890	$272,572
Nicox SA†	1,380	2,723
PDL BioPharma Incorporated«	254,068	1,552,355
Sino Biopharmaceutical Limited	368,000	105,470
Takara Bio Incorporated†	800	4,783
United Therapeutics Corporation†	30,605	1,320,606
Zeltia SA	7,262	17,469

		26,152,010

Health Care Equipment & Supplies: 1.81%
Alere Incorporated†	50,964	1,272,571
Ansell Limited	17,064	254,609
Baxter International Incorporated	70,500	3,946,590
Becton Dickinson & Company	39,382	3,204,907
bioMerieux SA	674	72,157
Biosensors International Group Limited†	199,000	219,058
Boston Scientific Corporation†	174,800	1,185,144
CareFusion Corporation†	147,258	3,771,277
Cochlear Limited	7,340	595,601
Coloplast AS Class B	1,415	211,646
Cooper Companies Incorporated	80,708	6,074,891
CR Bard Incorporated	55,894	5,324,462
DiaSorin SpA	1,623	69,708
Edwards Lifesciences Corporation†	74,191	5,597,711
Elekta AB Class B	5,218	195,389
Essilor International SA Cie Generale d’Optique	13,372	1,023,894
Faes Farma SA(a)	482	1,011
Fisher & Paykel Healthcare Corporation	75,914	144,916
Fresenius SE	6,766	699,031
Fukuda Denshi Company Limited	1,200	36,115
Gen-Probe Incorporated†	85,997	5,157,240
Getinge AB	12,996	335,440
GN Store Nord	10,963	76,764
Golden Meditech Company Limited	40,000	6,341
Haemonetics Corporation†«	43,146	2,697,056
Hill-Rom Holdings Incorporated	122,467	3,710,750
Hogy Medical Company Limited	1,100	49,442
Hospira Incorporated†	107,977	4,988,537
IDEXX Laboratories Incorporated†	37,137	2,962,790
Intuitive Surgical Incorporated†	7,542	2,876,142
JEOL Limited†	3,000	8,854
Kinetic Concepts Incorporated†«	42,413	2,864,574
Masimo Corporation«	94,680	2,335,756
Medtronic Incorporated	133,023	4,665,117
Nagaileben Company Limited†	8,000	123,049
Nakanishi Incorporated†	400	38,351
Nihon Kohden Corporation	6,300	164,247
Nikkiso Company Limited†	9,000	82,118
Nipro Corporation	4,600	84,645
Nobel Biocare Holding AG	6,559	83,164
Nuvasive Incorporated†«	70,073	1,697,869

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	187

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Olympus Corporation	29,900	$873,789
Olympus Corporation ADR	3,365	97,601
Paramount Bed Company Limited	2,300	61,106
Phonak Holding AG	2,781	237,064
ResMed Incorporated†«	94,951	2,940,632
Sirona Dental Systems Incorporated†	98,581	4,599,789
Smith & Nephew plc	56,246	571,870
St. Jude Medical Incorporated	62,906	2,864,739
Steris Corporation«	95,457	3,071,806
Straumann Holding AG	396	75,583
Stryker Corporation	57,108	2,789,155
Synthes Incorporated†	4,017	716,306
Teleflex Incorporated«	71,131	4,091,455
Terumo Corporation	25,400	1,340,826
Thoratec Corporation†«	101,330	3,471,566
TOA Medical Electronics Company	10,700	404,144
Top Glove Corporation Berhad†	39,000	64,325
Varian Medical Systems Incorporated†«	77,276	4,401,641
William Demant Holding AS†	1,196	98,529

		101,680,860

Health Care Providers & Services: 1.76%
Acibadem Saglik Hizmetleri Ve Ticaret AS†	2,189	23,646
Aetna Incorporated	46,600	1,865,398
Alfresa Holdings Corporation	5,800	229,002
Amedisys Incorporated†	52,200	885,834
AMERIGROUP Corporation†«	87,600	4,333,572
AS One Corporation	600	12,950
Bangkok Chain Hospital PCL†	590,310	136,892
Bangkok Dusit Medical Services PCL	109,900	231,021
Bumrungrad Hospital PCL	28,900	36,884
Cardinal Health Incorporated«	42,900	1,823,250
Catalyst Health Solutions Incorporated†	76,390	4,103,671
Celesio AG	3,478	57,874
Centene Corporation†	94,032	2,998,680
Chemed Corporation«	37,551	2,179,836
Cigna Corporation	31,380	1,466,701
CML Healthcare Incorporated	5,496	48,377
Community Health Systems Incorporated†	57,400	1,168,664
Coventry Health Care Incorporated†	98,609	3,242,264
Davita Incorporated†	61,992	4,561,371
Express Scripts Incorporated†	93,820	4,403,911
Fresenius Medical Care AG & Company	11,937	808,419
Galenica AG	298	175,879
Health Management Association Incorporated Class A†	489,953	4,027,414
HealthSouth Rehabilitation Corporation†	164,887	3,526,933
Henry Schein Incorporated†«	59,082	3,894,095
HMS Holdings Corporation†«	143,979	3,776,569
Humana Incorporated	19,169	1,488,281
Laboratory Corporation of America Holdings†	64,771	5,410,322
Life Healthcare Group Holdings Limited†	54,548	136,797

188	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Health Care Providers & Services (continued)
LifePoint Hospitals Incorporated†«	103,197	$3,787,330
Magellan Health Services Incorporated†«	56,457	2,815,511
McKesson Corporation	48,700	3,892,591
Medco Health Solutions Incorporated†	78,262	4,237,105
Medi-Clinic Corporation†	57,367	262,739
Mediceo Paltac Holdings Company Limited	24,800	229,179
MEDNAX Incorporated†	84,928	5,546,648
Miraca Holdings Incorporated	7,500	318,962
Network Healthcare Holdings Limited	175,722	339,374
Nichii Gakkan Company	4,000	39,005
Omnicare Incorporated«	77,405	2,299,703
OPG Groep NV†	3,024	53,316
Orpea	742	33,948
Otsuka Holdings Company Limited	12,100	313,397
Patterson Companies Incorporated«	68,100	1,989,882
Primary Health Care Limited†	62,590	208,199
Ramsay Health Care Limited	15,804	301,521
Rhoen Klinikum AG	6,385	155,691
Ryman Healthcare Limited†	50,212	111,262
Sonic Healthcare Limited	46,103	580,213
Southern Cross Healthcare Limited†(a)	2,071	0
Suzuken Company Limited	11,100	270,918
Tenet Healthcare Corporation†«	939,434	4,960,212
Toho Pharmaceutical	6,200	65,709
United Drug plc	3,415	11,252
UnitedHealth Group Incorporated	135,100	6,419,952
WellPoint Incorporated	45,500	2,880,150

		99,178,276

Health Care Technology: 0.23%
AGFA-Gevaert NV†	9,100	28,280
AGFA-Gevaert NV VVPR Strips†	2,275	3
Allscripts Healthcare Solutions Incorporated†«	120,443	2,162,554
athenahealth Incorporated†«	60,563	3,512,654
Cerner Corporation†«	92,362	6,092,198
M3 Incorporated†	12	108,822
Quality Systems Incorporated	11,991	1,103,412
SXC Health Solutions Corporation†	3,788	206,439

		13,214,362

Life Sciences Tools & Services: 0.54%
Bio-Rad Laboratories Incorporated†	33,767	3,388,181
BTG plc†	17,150	72,814
Covance Incorporated†«	39,037	1,934,674
Divi’s Laboratories Limited†	7,716	121,714
Gerresheimer AG†	1,265	59,881
Illumina Incorporated†	80,257	4,181,390
Life Technologies Corporation†	116,335	4,886,070
Lonza Group AG	3,369	221,534
Mettler-Toledo International Incorporated†	20,860	3,322,372
Nordion Incorporated	2,000	17,686

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	189

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Life Sciences Tools & Services (continued)
Pharmaceutical Product Development Incorporated	70,349	$2,214,587
QIAGEN NV†	14,303	221,409
Tecan Group AG	803	67,609
Techne Corporation	65,496	4,746,495
Waters Corporation†	58,965	4,709,535

		30,165,951

Pharmaceuticals: 3.62%
Abbott Laboratories	188,994	9,924,075
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Porducts	1,231	298
Alexion Pharmaceuticals Incorporated†	116,908	6,774,234
Allergan Incorporated	58,904	4,818,936
Amylin Pharmaceuticals Incorporated†	82,124	928,822
Aspen Pharmacare Holdings Limited	51,118	616,282
Astellas Pharma Incorporated	59,800	2,259,913
AstraZeneca plc	96,358	4,562,677
Auxilium Pharmaceuticals Incorporated†	83,343	1,417,664
Bayer AG	57,554	3,701,225
BioMarin Pharmaceutical Incorporated†«	195,997	5,798,571
Bristol-Myers Squibb Company	211,077	6,279,541
Cadila Healthcare Limited†	9,434	174,825
Cardiome Pharma Corporation†	3,906	14,877
Celltrion Incorporated	11,526	506,687
China Shineway Pharmaceutical Group Limited	47,000	67,317
Chugai Pharmaceutical Company Limited	28,600	501,647
Cipla Limited India†	76,430	468,090
Daiichi Sankyo Company Limited	90,400	1,807,951
Dainippon Sumitomo Pharma Company Limited	27,900	284,698
Dong A Pharmaceutical Company Limited†	947	88,191
Dr. Reddys Laboratories Limited†	17,855	584,249
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS†	62,202	74,511
Eisai Company Limited	36,300	1,549,299
Elan Corporation plc†	34,164	363,324
Eli Lilly & Company	120,600	4,523,706
Endo Pharmaceuticals Holdings Incorporated†	69,161	2,206,928
Faes Farma SA	9,649	20,202
Financiere de Tubize	439	15,274
Forest Laboratories Incorporated†	33,321	1,140,911
Furiex Pharmaceuticals Incorporated†	4,299	65,947
Fuso Pharmaceutical Industries Limited†	4,000	11,557
GlaxoSmithKline Pharmaceuticals Limited†	5,866	269,998
GlaxoSmithKline plc	361,391	7,693,786
Glenmark Pharmaceuticals Limited	21,038	149,748
Green Cross Corporation	567	91,698
H Lundbeck AS	2,372	52,281
Hikma Pharmaceuticals plc	6,650	65,031
Hisamitsu Pharmaceutical Company Incorporated	10,300	438,508
Hua Han Bio-Pharmaceutical Holdings Limited	110,400	22,083
Ipsen	1,094	36,987
Isis Pharmaceuticals Incorporated†«	181,700	1,360,933
Johnson & Johnson	336,004	22,109,063

190	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Kaken Pharmaceutical Company Limited	14,000	$195,537
Kalbe Farma TBK PT	890,500	375,242
Kissei Pharmaceutical Company Limited	5,000	100,637
Kyorin Company Limited	6,000	121,756
Kyowa Hakko Kogyo Company Limited	37,000	387,536
Laboratorios Almirall SA	1,037	8,462
Lupin Limited	35,562	347,529
Meda AB Class A†	16,080	176,043
Merck & Company Incorporated	377,658	12,508,033
Merck KGaA	3,966	355,181
Mochida Pharmaceutical Company Limited	11,000	119,538
Mylan Laboratories Incorporated†	288,500	5,989,260
Nektar Therapeutics†«	221,600	1,268,660
Nichi-Iko Pharmaceutical Company Limited	4,600	123,740
Nicholas Piramal India Limited†	11,648	92,048
Nippon Shinyaku Company Limited	6,000	75,775
Novartis AG	191,508	11,174,301
Novo Nordisk AS Class B	28,674	3,054,414
Omega Pharma SA†	1,252	61,958
Ono Pharmaceutical Company Limited	13,800	797,144
Onyx Pharmaceuticals Incorporated†	109,837	3,737,753
Orion Oyj Class A	2,073	48,750
Orion Oyj Class B	6,483	145,767
Perrigo Company«	53,913	5,107,718
Pfizer Incorporated	989,650	18,783,557
Pharmaxis Limited†	22,924	22,754
Ranbaxy Laboratories Limited†	23,569	243,158
Recordati SpA	6,569	63,515
Regeneron Pharmaceutical Incorporated†«	46,313	2,733,856
Richter Gedeon plc	2,067	382,187
Roche Holding AG Bearer	1,536	279,537
Roche Holding AG Genusschein	48,897	8,550,326
Rohto Pharmaceutical Company Limited	17,000	212,456
Salix Pharmaceuticals Limited†«	92,933	2,829,810
Sanofi-Aventis SA	67,686	4,936,204
Sanofi-Aventis SA ADR	17,805	651,129
Santen Pharmaceutical Company Limited	10,300	409,642
Savient Pharmaceuticals Incorporated†	2,670	11,481
Sawai Pharmaceutical Company Limited	2,000	204,604
Seikagaku Corporation	5,500	59,330
Shanghai Pharmaceuticals Holding Company limited	103,900	214,569
Shionogi & Company Limited	46,700	754,254
Shire Limited	38,968	1,255,367
Sigma Pharmaceuticals Limited	257,710	141,205
Stada Arzneimittel AG	5,207	183,106
Sun Pharmaceutical Industries Limited	61,645	663,074
Taisho Pharmaceutical Company Limited	30,000	697,449
Takeda Pharmaceutical Company Limited	100,500	4,867,577
Tanabe Seiyaku Company Limited	28,500	481,401
Teva Pharmaceutical Industries Limited	64,880	2,680,683
The United Laboratories International Holdings Limited	42,000	40,111

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	191

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Towa Pharmaceutical Company Limited	1,100	$54,193
Tsumura & Company	11,100	344,017
UCB SA	6,195	276,436
Valeant Pharmaceuticals International Incorporated	18,857	845,320
Vertex Pharmaceuticals Incorporated†«	133,138	6,027,157
Warner Chilcott Limited	90,049	1,536,236
West Pharmaceutical Services Incorporated«	56,433	2,264,092
Yuhan Corporation†	976	111,871
Zeria Pharmaceutical Company Limited†	3,000	45,274

		204,072,265

Industrials: 12.42%

Aerospace & Defense: 1.39%
AAR Corporation	77,300	1,823,507
BAE Systems plc	217,258	969,452
Bharat Electronics Limited†	2,301	77,134
Bombardier Incorporated Class A	12,300	61,167
Bombardier Incorporated Class B	93,659	456,197
CAE Incorporated	15,800	173,279
Ceradyne Incorporated†	42,239	1,324,615
Chemring Group plc	8,445	76,597
China Rongsheng Heavy Industry Group Company Limited	450,000	183,016
Cobham plc	74,067	229,977
Elbit Systems Limited	1,785	72,745
Esterline Technologies Corporation†«	53,760	4,047,590
European Aeronautic Defence & Space Company	25,367	803,350
Finmeccanica SpA	24,043	178,481
General Dynamics Corporation	38,326	2,455,930
Goodrich Corporation	80,564	7,184,698
Huntington Ingalls Industries Incorporated†«	89,409	2,676,905
ITT Corporation	122,000	5,775,480
L-3 Communications Holdings Incorporated«	13,100	888,442
Lockheed Martin Corporation	34,200	2,537,298
Meggitt plc	48,940	272,744
MOOG Incorporated Class A†	72,415	2,887,910
MTU Aero Engines Holdings	4,407	298,975
Northrop Grumman Corporation	33,651	1,838,018
Orbital Sciences Corporation†	114,400	1,789,216
Precision Castparts Corporation	27,096	4,439,680
QinetiQ plc	31,275	62,842
Raytheon Company	44,800	1,936,704
Rockwell Collins Incorporated	100,230	5,057,606
Rolls Royce Holdings plc	122,198	1,265,348
Saab AB†	2,300	47,923
Safran SA	20,904	808,662
Singapore Technologies Engineering Limited	202,000	493,159
Teledyne Technologies Incorporated†«	64,754	3,534,921
Textron Incorporated«	178,400	3,009,608
Thales SA	6,712	248,143
TransDign Group Incorporated†	29,040	2,667,614
Triumph Group Incorporated«	67,400	3,530,412

192	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Aerospace & Defense (continued)
Ultra Electronics Holdings	3,231	$77,994
United Technologies Corporation	156,859	11,646,781
Zodiac SA	2,705	217,463

		78,127,583

Air Freight & Logistics: 0.49%
Bollore Investissement	501	114,440
CH Robinson Worldwide Incorporated«	31,223	2,201,222
Deutsche Post AG	52,818	806,113
Expeditors International Washington Incorporated	40,156	1,827,098
FedEx Corporation	56,300	4,431,936
Forward Air Corporation«	47,600	1,352,316
Freightways Limited	5,254	14,846
Glovis Company Limited†	1,944	356,278
Goodpack Limited	41,000	58,409
Hub Group Incorporated Class A†«	65,701	2,068,924
Kintetsu World Express Incorporated	4,600	139,673
Mainfreight Limited	9,747	82,867
Oesterreichische Post AG	4,954	157,785
Panalpina Welttransport Holdings AG	558	65,807
Singapore Post Limited	138,000	121,461
The Shibusawa Warehouse Company Limited†	2,000	6,378
TNT NV	22,504	131,107
Toll Holdings Limited	86,900	454,230
United Parcel Service Incorporated Class B	142,700	9,616,553
UTI Worldwide Incorporated	198,907	2,694,195
Yamato Holdings Company Limited	57,600	1,005,688

		27,707,326

Airlines: 0.53%
Air China	394,000	398,673
Air France-KLM	16,025	157,095
Airasia Berhad	286,100	322,752
Alaska Air Group Incorporated†	65,099	3,758,165
All Nippon Airways Company Limited	102,000	338,440
AMR Corporation†	650,700	2,355,534
Asiana Airlines†	21,610	205,919
Cathay Pacific Airways Limited	133,000	268,298
China Airlines	541,604	288,583
Chorus Aviation Incorporated	63	280
Delta Air Lines Incorporated†	562,700	4,237,131
Deutsche Lufthansa AG	15,953	269,223
easyJet plc†	10,419	57,938
Eva Airways Corporation	322,878	237,163
International Consolidated Airlines - Spain Exchange†	27,998	79,273
International Consolidated Airlines - United Kingdom Exchange†	44,924	127,122
JetBlue Airways Corporation†«	486,882	2,117,937
Korean Air Lines Company Limited†	5,649	308,800
LAN Airlines SA	27,322	761,083
Malaysian Airline System Berhad†	46,134	23,830
Qantas Airways Limited	138,003	232,588

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	193

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Airlines (continued)
Ryanair Holdings plc ADR	16,200	$428,004
SAS AB†	22,716	52,118
Singapore Airlines Limited	103,200	945,585
SkyWest Incorporated	103,498	1,319,600
Southwest Airlines Company	493,500	4,253,970
Thai Airways International PCL	76,300	64,920
Turk Hava Yollari Anonim Ortakligi†	95,852	133,597
United Continental Holdings Incorporated†«	220,000	4,089,800
US Airways Group Incorporated†«	293,000	1,637,870
Virgin Blue Holdings Limited†	177,317	55,210
WestJet Airlines Limited	1,900	26,852

		29,553,353

Building Products: 0.38%
Aica Kogyo Company Limited	8,600	119,396
AO Smith Corporation«	64,965	2,552,475
Asahi Glass Company Limited	156,000	1,535,714
Assa Abloy AB Class B	20,860	484,146
Bunka Shutter Company Limited†	3,000	9,323
Central Glass Company Limited	21,000	96,368
Cersanit-Krasnystaw SA†	21,144	50,497
China National Building Material Company Limited	344,000	580,573
Compagnie de Saint-Gobain	27,856	1,399,136
Daikin Industries Limited	37,900	1,197,839
Dynasty Ceramic PCL	101,100	170,355
Geberit AG	2,959	619,876
GWA International Limited	28,791	70,384
Hastie Group Limited	25,544	3,032
Hills Industries Limited†	20,176	25,985
JS Group Corporation	37,300	946,744
Kaba Holding†	154	58,502
KCC Corporation	634	178,087
Kingspan Group plc	6,643	59,794
Lennox International Incorporated«	88,958	2,777,269
Lindab International AB	10,324	80,574
Masco Corporation«	239,178	2,121,509
Nichias Corporation	9,000	53,561
Nippon Sheet Glass Company Limited	143,000	362,475
Nitto Boseki Company Limited	27,000	77,260
Noritz Corporation	6,700	145,317
Owens Corning Incorporated†	75,700	2,199,842
Quanex Building Products Corporation	65,536	846,070
Rockwool International AS A Shares†	100	9,818
Rockwool International AS B Shares	400	36,782
Sankyo-Tateyama Holdings Incorporated†	46,000	61,160
Sanwa Shutter Corporation	23,000	75,466
Sekisui Jushi Corporation†	2,000	20,231
Taiwan Glass Industrial Corporation†	172,786	225,128
Takara Standard Company Limited	15,000	117,610
Takasago Thermal Engineering Company	10,000	85,348
TOTO Limited	41,000	333,332

194	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Building Products (continued)
Trakya Cam Sanayi AS†	26,542	$40,048
Ultratech Cement Limited GDR	1,352	31,420
Uponor Oyj	2,800	31,155
USG Corporation†«	107,100	1,006,740
Vanachai Group PCL	331,800	45,391
Wienerberger AG	10,742	153,003

		21,094,735

Commercial Services & Supplies: 1.38%
ABM Industries Incorporated	86,874	1,775,705
Adecco SA	9,584	446,362
Aeon Delight Company Limited	8,900	189,133
Aggreko plc	19,925	625,402
Asahi Holdings Incorporated	8,000	196,431
Avery Dennison Corporation	71,100	2,069,721
Babcock International Group	33,488	340,753
Brambles Limited	188,452	1,362,986
Bureau Veritas SA	3,326	270,655
Cabcharge Australia Limited†	11,765	58,516
Campbell Brothers Limited	10,238	509,534
Capita Group plc	39,061	449,140
Cintas Corporation«	83,500	2,670,330
Clean Harbors Incorporated†	81,104	4,369,072
Copart Incorporated†	46,045	1,981,777
Dai Nippon Printing Company Limited	86,000	900,501
Daiseki Company Limited	4,200	83,195
Davis Service Group plc	8,093	64,972
De La Rue plc	4,668	61,113
Deluxe Corporation«	100,438	2,222,693
Downer EDI Limited	76,754	282,381
Dun & Bradstreet Corporation	30,495	2,039,811
Duskin Company Limited	8,400	165,245
Edenred	13,908	381,085
Experian Group Limited	68,598	781,863
FTI Consulting Incorporated†«	72,083	2,622,380
G&K Services Incorporated Class A	33,000	931,260
G4S plc	86,574	366,259
Gategroup Holding AG†	1,692	63,492
Hays plc	94,795	115,824
HomeServe plc	13,090	98,451
IHS Incorporated†«	30,323	2,352,762
Intertek Group plc	10,596	346,812
Intrum Justitia AB	3,400	49,935
Itoki Corporation†	1,000	2,395
Kokuyo Company Limited	10,900	83,723
Kyodo Printing Company Limited†	6,000	15,426
Loomis AB	1,440	20,664
Manpower Incorporated	52,900	2,130,812
Matsuda Sangyo Company Limited	1,800	30,573
MEITEC Corporation	3,000	58,311
Michael Page International plc	20,448	129,059

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	195

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Mine Safety Appliances Company	62,900	$1,943,610
Mineral Resources Limited	20,664	268,205
Mitie Group†	16,880	60,714
Mitsubishi Pencil Company Limited†	3,600	67,517
Moshi Moshi Hotline Incorporated	1,850	35,203
Nippon Kanzai Company Limited†	500	9,414
Niscayah Group AB	22,267	62,908
Nissha Printing Company Limited	3,900	59,183
Okamura Corporation	8,000	54,680
Oyo Corporation†	1,000	10,318
Parexel International Corporation†«	102,370	2,086,301
Park24 Company Limited	14,200	164,535
Pilot Corporation†	8	16,767
Pitney Bowes Incorporated«	124,500	2,528,595
PMP Limited	14,400	10,462
Poyry Oyj†	835	8,158
Programmed Maintenance Services Limited†	9,887	22,089
Progressive Waste Solutions Limited	12,017	268,612
Prosegur Cia de Seguridad SA†	2,673	123,405
Randstad Holdings NV	6,850	234,959
Regus plc	29,594	36,329
Rentokil Initial plc†	129,934	170,219
Republic Services Incorporated	35,200	1,068,672
Ritchie Bros Auctioneers Incorporated	6,229	142,543
RPS Group plc	38,863	125,840
RR Donnelley & Sons Company	136,500	2,081,625
S1 Corporation Incorporated (Korea)†	2,323	118,468
SAI Global Limited	28,628	144,377
Salmat Limited	5,981	21,674
Sato Corporation	1,100	14,908
Secom Company Limited	29,200	1,359,056
Securitas AB	18,400	170,087
SEEK Limited	42,741	258,191
Serco Group plc	28,595	237,819
SGS Societe Generale de Surveillance Holding SA	349	647,325
Shanks Group plc	6,285	11,617
Societe BIC SA	1,857	180,114
Sohgo Security Services Company Limited	11,000	122,798
Spotless Group Limited	26,690	54,642
Stantec Incorporated†	1,835	45,664
Stericycle Incorporated†«	54,831	4,809,227
Taiwan Secom Company Limited†	24,000	43,479
Teleperformance	2,343	62,199
Temp Holdings Company Limited	1,300	12,391
The Brink’s Company	91,800	2,359,260
Tomra Systems ASA	7,776	61,656
Toppan Forms Company Limited	6,500	51,833
Toppan Printing Company Limited	88,000	657,772
Towers Watson & Company	96,275	5,679,262
Transcontinental Incorporated	3,424	49,159
Transfield Services Limited	59,595	154,932

196	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Transpacific Industries Group Limited†	60,087	$53,584
TrueBlue Incorporated†«	78,331	1,100,551
Uchida Yoko Company Limited†	2,000	5,086
United Stationers Incorporated	82,656	2,606,970
USG People NV	2,869	29,005
Verisk Analytics Incorporated Class A†	76,524	2,666,096
Waste Connections Incorporated«	200,748	6,943,873
Waste Management Incorporated	50,053	1,653,751
WS Atkins plc	5,238	46,242

		77,810,445

Construction & Engineering: 0.75%
Abengoa SA	2,020	51,532
Actividades de Construccion y Servicios SA	9,462	387,625
Aecom Technology Corporation†	68,800	1,563,136
Aecon Group Incorporated	8,690	72,143
Arcadis NV	6,310	119,415
Ausenco Limited	9,255	27,506
Aveng Limited†	36,549	177,440
Balfour Beatty plc	61,174	247,773
Bilfinger Berger AG	2,829	237,305
Boart Longyear Group	58,337	229,271
Bouygues SA	18,302	701,593
Budimex SA†	489	12,289
Cardno Limited	29,853	166,731
Carillion plc	27,308	151,574
CH Karnchang PCL†	184,900	44,112
China Communications Construction Company Limited	635,779	462,339
China Railway Construction Corporation	282,500	150,804
China Railway Group Limited Class H	552,000	159,360
Chiyoda Corporation	22,000	238,569
Chudenko Corporation	3,900	48,349
Chugai Ro Company Limited†	3,000	10,321
Cintra Concesiones de Infraestructuras de Transporte SA	23,636	295,310
Comsys Holdings Corporation	16,800	169,842
CTCI Corporation†	47,000	62,316
Daelim Industrial Company Limited†	4,072	443,743
Daewoo Engineering & Construction Company Limited†	32,434	339,984
Dialog Group Berhad†	299,194	245,391
Doosan Heavy Industries & Construction Company Limited	6,756	350,110
Eiffage SA†	4,842	235,175
EMCOR Group Incorporated†	117,232	2,685,785
FLSmidth & Company A/S	3,800	231,802
Fomento de Construcciones y Contratas SA	2,658	69,087
Foster Wheeler AG†	80,385	1,973,452
Gamuda Berhad†	314,200	318,013
GS Engineering & Construction Corporation†	5,835	572,781
Hellenic Technodomiki Tev SA†	6,620	16,741
Henderson Investments Limited	18,000	1,435
Hibiya Engineering Limited	2,000	23,622
Hochtief AG	4,214	299,846

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	197

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Housing & Construction Holdings Limited†	10,493	$19,656
Hyundai Development Company†	11,203	264,478
Hyundai Engineering & Construction Company Limited†	13,369	897,281
IJM Corporation Berhad	123,520	237,017
Impregilo SpA	13,306	34,464
Imtech NV	6,163	178,663
Interserve plc	5,289	27,459
IRB Infrastructure Developers Limited	22,390	71,783
Italian-Thai Development PCL	82,400	12,427
Jacobs Engineering Group Incorporated†	81,213	3,024,372
JGC Corporation	34,000	969,935
Kajima Corporation	130,000	413,306
Kandenko Company Limited	15,000	75,805
KBR Incorporated	100,500	3,020,025
KEPCO Engineering & Construction Company Incorporated	1,785	106,525
KEPCO Plant Service & Engineering Company Limited	3,274	118,669
Kier Group plc†	2,848	57,385
Kinden Corporation	16,000	136,755
Koninklijke Bam Groep NV	25,886	130,423
Koninklijke Boskalis Westminster NV	3,800	128,618
Kvaerner ASA	10,061	19,412
Kyowa Exeo Corporation	10,000	99,299
Kyudenko Corporation	2,000	13,781
Lanco Infratech Limited†	198,580	74,464
Larsen & Toubro Limited†	71,677	2,517,532
Larsen & Toubro Limited SP GDR«	19,347	684,497
Leighton Holdings Limited	22,258	484,101
Macmahon Holdings Limited	78,049	54,577
Maeda Corporation	12,000	39,720
Maeda Road Construction Company Limited	6,000	64,013
Malaysia Marine and Heavy Engineering	69,400	153,595
Mirait Holdings Corporation	21,600	172,885
Monadelphous Group Limited	10,642	232,372
Murray & Roberts Holdings Limited	37,410	148,557
NCC AB†	8,600	165,037
NEC Networks & System Integration Corporation	1,000	15,509
Nippo Corporation	8,000	70,151
Nippon Densetsu Kogyo Company Limited	4,000	40,738
Nippon Koei Company Limited†	7,000	25,432
Nishimatsu Construction Company Limited	77,000	117,569
Obayashi Corporation	91,000	447,757
Obrascon Huarte Lain SA	2,064	57,299
Okumura Corporation	26,000	99,047
Orascom Construction Industries†	11,526	465,572
Outotec Oyj	2,918	120,610
PBG SA	1,180	38,874
Peab AB	21,523	126,747
Peace Mark Holdings Limited†(a)	10,000	0
Penta-Ocean Construction Company Limited	35,500	91,342
Polimex Mostostal SA	86,564	56,564
Power Line Engineering PCL†	244,400	13,292

198	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Punj Lloyd Limited†	22,537	$28,727
PYI Corporation Limited	103,674	4,261
Quanta Services Incorporated†	140,900	2,703,871
Sacyr Vallehermoso SA	7,050	53,850
Samsung Engineering Company Limited†	4,675	1,064,438
Sanki Engineering Company Limited	2,000	10,902
Shaw Group Incorporated†	50,309	1,172,703
Shimizu Corporation	94,000	421,897
Sho-Bond Holdings Company Limited	3,300	81,693
Shui On Construction and Materials Limited	34,063	41,845
Sino Thai Engineering & Construction PCL†	291,300	111,777
Skanska AB	29,289	444,538
SNC-Lavalin Group Incorporated	9,600	513,477
Strabag SE	1,052	36,623
Taihei Dengyo Kaisha Limited	2,000	15,290
Taikisha	2,800	58,589
Taisei Corporation	138,000	368,118
Tekfen Holding AS	24,015	74,468
Toa Corporation†	9,000	16,150
Toda Corporation	49,000	179,580
Toenec Corporation†	2,000	11,038
Tokyo Energy & Systems Incorporated	1,000	5,095
Tokyu Construction Company Limited†	3,880	11,893
Toshiba Plant Systems & Services Corporation	6,000	61,629
Toyo Engineering Corporation	20,000	72,472
United Construction Group Limited	21,698	286,216
United Engineers†	59,000	94,363
URS Corporation†	52,400	1,837,668
Vinci SA	36,199	1,888,814
Voltas Limited†	51,077	129,229
YIT Oyj	11,040	220,110
Yokogawa Bridge Holdings Corporation	2,000	11,979

		42,262,316

Electrical Equipment: 1.18%
ABB Limited	161,662	3,447,806
ABB Limited (India)†	7,603	138,597
Acuity Brands Incorporated«	76,122	3,504,657
Alstom SA	13,122	605,674
Ametek Incorporated	103,879	4,059,591
Areva T&D India Limited	5,981	28,181
Babcock & Wilcox Company†	206,318	4,751,504
Bekaert SA	3,186	181,038
Bharat Heavy Electrical Limited†	23,405	902,624
Brady Corporation Class A«	95,400	2,623,500
China High Speed Transmission Equipment Group Company Limited	130,000	76,464
Chiyoda Integre Company Limited	1,900	24,215
Cosel Company Limited	2,700	42,774
Crompton Greaves Limited†	60,032	197,023
Daihen Corporation	8,000	28,654
Elswedy Cables Holding Company	7,456	33,901

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	199

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electrical Equipment (continued)
Fuji Electric Holdings Company Limited	81,000	$236,015
Fujikura Limited	48,000	188,452
Furukawa Electric Company Limited	92,000	323,507
Futaba Corporation	3,800	73,234
Gamesa Corporation Tecnologica SA	8,006	48,187
General Cable Corporation†«	91,812	2,768,132
Graftech International Limited†	256,235	4,022,890
GS Yuasa Corporation	55,000	321,005
Hitachi Cable Limited	28,000	77,614
Hubbell Incorporated Class B	35,132	2,077,355
Huber & Suhner AG†	893	53,881
Idec Corporation	1,100	11,394
Johnson Electric Holdings Limited	145,500	77,365
Legrand SA	12,854	509,098
LS Cable Limited†	3,836	335,643
LS Industrial Systems Company Limited†	3,641	214,695
Mabuchi Motor Company Limited	4,400	195,579
Mitsubishi Electric Corporation	292,000	2,921,496
NEC Corporation	357,149	733,360
Neo Neon Holdings Limited	163,500	40,845
Nexans SA	1,685	134,983
Nidec Copal Corporation	2,800	31,387
Nidec Copal Electronics Corporation†	7,000	48,706
Nidec Corporation	17,400	1,523,546
Nippon Carbon Company Limited	11,000	34,346
Nippon Signal Company Limited	4,700	34,941
Nissin Electric Company Limited	8,000	60,562
Nitto Kogyo Corporation	9,700	123,447
Nordex AG†	816	5,182
Ormat Industries	3,095	17,335
PerkinElmer Incorporated	222,400	5,086,288
Prysmian SpA	13,145	212,128
Regal-Beloit Corporation	68,171	4,007,773
Rockwell Automation Incorporated	91,400	5,861,482
Roper Industries Incorporated	61,945	4,766,668
Sanyo Denki Company Limited†	6,000	47,559
Schneider Electric SA	18,798	2,503,493
SGL Carbon AG†	3,056	146,710
Shihlin Electric†	44,000	50,708
Showa Electric Wire	10,000	10,919
Silitech Technology Corporation†	34,683	93,494
Sumitomo Electric Industries Limited	102,200	1,367,047
Suzlon Energy Limited†	89,769	72,291
TECO Electric & Machinery Company Limited†	198,000	129,100
Toyo Tanso Company Limited	1,300	58,454
Ushio Incorporated	17,300	285,882
Vestas Wind Systems AS†	15,405	322,862
Walsin Lihwa Corporation†	336,000	130,152
Woodward Governor Company	102,760	3,331,479
Ya Hsin Industrial Company Limited†(a)	40,000	0

		66,374,874

200	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Industrial Conglomerates: 1.16%
3M Company	127,800	$10,604,844
Aboitiz Equity Ventures Incorporated†	345,300	333,369
Aditya Birla Nuvo Limited†	13,276	265,190
Antarchile SA	21,880	396,999
Beijing Enterprises Holdings Limited	66,000	318,974
Berjaya Corporation Berhad	359,200	122,188
Bidvest Group Limited	47,496	1,063,487
Boustead Holdings Berhad†	51,819	95,979
CITIC Pacific Limited	152,000	308,566
CJ Corporation†	1,178	98,639
Clal Industries and Investments†	2,926	13,629
Compagnie Industriali Riunite	19,942	43,257
Cookson Group plc	16,991	144,767
CSR Limited	72,660	202,247
DCC plc - Ireland Exchange	1,395	38,035
DCC plc - United Kingdom Exchange	2,629	71,624
Delek Group Limited	312	55,760
Discount Investment Corporation	1,353	12,345
DMCI Holdings Incorporated	114,000	108,946
Dogan Sirketler Grubu Holdings†	88,596	34,677
Doosan Corporation†	2,874	367,204
Empresas Copec SA	82,151	1,273,510
Enka Insaat Ve Sanayi AS	123,389	285,543
Far Eastern Textile Company Limited†	510,389	670,846
Fraser & Neave Limited	155,000	759,996
Gallant Venture Limited†	21,000	5,751
General Electric Company	1,310,907	21,380,893
Grupo Carso SAB de CV	77,277	196,349
Hankyu Hanshin Holdings Incorporated	185,000	761,631
Haw Par Corporation Limited	14,000	65,976
Hong Leong Asia Limited	11,000	15,813
Hutchison Whampoa Limited	286,000	2,748,604
Jaiprakash Associates Limited†	205,052	275,933
Jardine Matheson Holdings Limited	40,469	2,243,953
Jardine Strategic Holdings Limited	29,810	936,281
Katakura Industries Company Limited	1,000	10,486
Keihan Electric Railway Company Limited	73,000	345,914
Keppel Corporation Limited	185,051	1,429,223
Koc Holding AS	127,584	456,494
Koninklijke Philips Electronics NV	66,845	1,413,935
Koor Industries Limited†	1,354	12,551
LG Corporation	20,856	1,236,812
Malaysian Resources Corporation Berhad†	265,450	183,418
Miramar Hotel & Investment Company Limited	9,000	10,596
MMC Corporation Berhad	109,200	93,321
NWS Holdings Limited	172,097	243,913
Orkla ASA	59,506	496,562
Przedsiebiorstwo Eksportu I Importu Kopex SA	1,096	7,646
Quinenco SA†	23,401	75,824
Rheinmetall Berlin	3,555	235,540
Samsung Techwin Company Limited†	5,696	314,071

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	201

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Industrial Conglomerates (continued)
Sembcorp Industries Limited	109,000	$390,338
Shanghai Industrial Holdings Limited	75,000	246,205
Siemens AG	60,076	6,179,902
Siemens India Limited†	21,727	417,767
Sime Darby Berhad	325,440	965,981
SK Corporation	3,162	491,782
SM Investments Corporation	39,115	501,053
Smiths Group plc	23,981	386,646
Sonae SGPS SA†	38,828	30,457
Tokai Holdings Corporation†	26,800	139,770
Tyco International Limited	57,570	2,393,761
Wendel	2,019	171,706
Yazicilar Holding AS†	4,064	23,677

		65,227,156

Machinery: 2.94%
Aalberts Industries NV†	5,285	98,548
Aida Engineering Limited†	2,700	13,290
Alfa Laval AB	25,700	504,503
Amada Company Limited	49,000	341,415
Amano Corporation	5,200	46,778
Andritz AG	2,270	210,139
Asahi Diamond Industrial Company Limited	12,000	227,638
Ashok Leyland Limited†	317,592	172,060
Asian Insulators PCL	395,800	41,469
Astec Industries Incorporated†	30,957	1,071,422
Atlas Copco AB Class A	41,997	946,357
Atlas Copco AB Class B	23,892	480,014
ATS Automation Tooling Systems Incorporated†	4,800	33,281
Austal Limited	9,718	25,958
Bando Chemical Industries Limited†	15,000	58,258
Bodycote plc	11,594	54,751
Bradken Limited	21,629	183,662
Briggs & Stratton Corporation«	97,860	1,580,439
Bucher Industries AG†	256	46,297
Cargotec Corporation	2,050	67,240
Caterpillar Incorporated	113,200	10,301,200
Charter International plc	7,702	94,954
China Infrastructure Machinery Holdings Limited	385,000	157,009
CKD Corporation	5,000	36,851
Clarcor Incorporated«	89,038	4,143,829
Construcciones y Auxiliar de Ferrocarriles SA	139	72,006
Cosco Corporation Singapore Limited	120,000	111,556
Crane Company	89,700	3,789,825
CSBC Corporation Taiwan	41,847	36,991
Cummins Incorporated	34,051	3,164,019
Cummins India Limited†	13,942	179,386
Daewoo Shipbuilding & Marine Engineering Company Limited	12,320	339,002
Daifuku Company Limited	14,500	82,873
Danaher Corporation	107,894	4,942,624
Deere & Company	82,400	6,659,568

202	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Donaldson Company Incorporated«	46,100	$2,718,978
Doosan Infracore Company Limited†	16,140	332,662
Eaton Corporation	39,000	1,675,050
Ebara Corporation	61,000	273,997
ESCO Technologies Incorporated	42,847	1,322,687
FANUC Limited	26,700	4,444,303
Flowserve Corporation	36,031	3,399,165
Fuji Machine Manufacturing Company Limited	5,900	103,489
Fujitec Company Limited†	13,000	72,407
Furukawa Company Limited	61,000	62,714
Gardner Denver Incorporated	33,782	2,661,684
GEA Group AG	10,377	303,886
Georg Fischer AG	206	92,400
Gildemeister AG†	3,643	62,833
Glory Limited	8,800	189,515
Graco Incorporated«	38,800	1,531,824
Haitian International Holdings Limited	50,000	46,410
Hanjin Heavy Industries & Construction Company Limited	3,253	69,440
Hanjin Heavy Industries & Construction Holdings Company Limited†	2,009	17,832
Harsco Corporation	48,200	1,101,852
Heidelberger Druckmaschinen AG	10,670	22,403
Hexagon AB	23,900	403,770
Hino Motors Limited	33,000	191,704
Hisaka Works Limited	5,000	60,822
Hitachi Construction Machinery Company Limited†	12,600	236,304
Hitachi Zosen Corporation	106,500	172,207
Hoshizaki Electric Company Limited	7,200	158,897
Hosokawa Micron Corporation†	4,000	22,031
Hyundai Heavy Industries Company Limited	5,717	1,874,696
Hyundai Mipo Dockyard Company Limited†	1,643	212,863
IDEX Corporation	142,663	5,304,210
IMI plc	18,425	266,435
Industrea Limited	50,029	72,210
Invensys plc	67,436	303,075
Iseki & Company Limited	22,000	51,875
Ishikawajima-Harima Heavy Industries Company Limited	219,000	555,504
Jain Irrigation Systems Limited	39,865	150,110
Japan Steel Works	48,000	314,447
Jaya Holdings Limited†	61,000	25,057
Joy Global Incorporated	67,671	5,647,145
JTEKT Corporation	35,600	439,745
Juki Corporation†	7,000	15,518
Kawasaki Heavy Industries Limited	223,000	673,585
Kaydon Corporation«	57,944	1,948,077
KCI Konecranes Oyj	3,753	102,237
Kennametal Incorporated«	144,900	5,341,014
Kitz Corporation	9,000	42,652
Komatsu Limited	131,530	3,508,273
Komori Corporation	6,600	46,024
Kone Oyj	11,781	696,363
Krones AG	626	42,470

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	203

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Kubota Corporation	161,865	$1,338,697
Kurita Water Industries Limited	16,100	429,021
Lincoln Electric Holdings Incorporated	148,982	5,069,857
Makino Milling Machine Company Limited	11,000	89,369
Makita Corporation	17,900	744,643
Makita Corporation ADR	1	41
MAN AG	6,208	560,294
Manitowoc Company Incorporated«	232,046	2,578,031
Max Company Limited	6,000	72,847
Meidensha Corporation	31,000	118,988
Melrose plc	38,153	193,965
Metso Oyj	9,985	378,273
Meyer Burger Technology AG†	5,526	201,713
Minebea Company Limited	50,000	209,675
Mitsubishi Heavy Industries Limited	447,000	1,900,039
Mitsuboshi Belting Company Limited†	3,000	16,453
Mitsui Engineering & Shipbuilding Company Limited	101,000	192,005
Miura Company Limited	5,000	135,689
Morgan Crucible Company	12,121	53,922
Mori Seiki Company Limited	14,400	154,548
Mueller Industries Incorporated	73,900	3,483,646
Mueller Water Products Incorporated	272,545	632,304
Nabtesco Corporation	18,100	405,633
Nachi-Fujikoshi Corporation	35,000	184,133
Namura Shipbuilding Company Limited	1,000	3,926
Navistar International Corporation†	46,321	1,917,689
NGK Insulators Limited	40,000	627,483
Nippon Sharyo Limited	14,000	61,363
Nippon Thompson Company Limited	6,000	37,931
Nitta Corporation	3,300	71,128
Nitto Kohki Company Limited†	700	16,036
NKT Holding AS	1,131	42,730
Nordson Corporation«	109,642	4,813,284
Noritake Company Limited†	17,000	66,624
NSK Limited	62,000	496,619
NTN Corporation	68,000	341,458
OILES Corporation	2,380	45,477
Okuma Corporation	20,000	154,518
Organo Corporation†	1,000	7,988
OSG Corporation	12,700	165,804
Oshkosh Truck Corporation†	54,500	1,074,740
Paccar Incorporated	68,400	2,573,892
Parker Hannifin Corporation	30,900	2,268,987
Pentair Incorporated«	65,422	2,245,283
Rotork plc	7,725	215,581
Ryobi Limited	20,000	86,750
Samsung Heavy Industries Company Limited	25,110	826,931
Sandvik AB	68,386	909,240
Sany Heavy Equipment International Holdings Company Limited†	183,000	182,306
Sasebo Heavy Industries Company Limited	4,000	6,857
Scania AB Class B	23,020	417,464

204	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Schindler Holding AG	3,274	$389,283
Schindler Holding SA	1,005	122,533
Seco Tools	4,200	55,530
Sembcorp Marine Limited	99,200	335,909
Shima Seiki Manufacturing Limited	4,400	85,728
Shin Zu Shing Company Limited	13,649	26,096
Shinmaywa Industries Limited	11,000	40,677
Singamas Container Holding	180,000	54,647
Sinotruk Hong Kong Limited	86,000	58,952
Sintokogio Limited	5,500	55,053
SKF AB Class A†	976	22,882
SKF AB Class B	23,034	542,526
SMC Corporation	8,800	1,394,680
Snap-on Incorporated	102,794	5,438,831
Spirax-Sarco Engineering plc	5,266	157,710
SPX Corporation	30,900	1,757,901
STX Corporation Company Limited†	5,248	80,267
STX Shipbuilding Company Limited†	6,438	114,777
Sulzer AG	1,449	195,501
Sumitomo Heavy Industries Limited	84,000	508,753
Tadano Limited	18,000	114,071
Tata Motors Limited†	41,749	679,965
Tata Motors Limited ADR«	10,088	167,763
Tata Motors Limited Class A Private Placement	10,387	97,559
The Middleby Corporation†	32,600	2,626,419
Thermax India Limited†	11,575	123,376
THK Company Limited	19,500	402,199
Timken Company	50,870	2,001,735
Tocalo Company Limited	1,100	23,400
Tognum AG(a)	4,785	178,715
Torishima Pump Manufacturing Company Limited	1,300	19,044
Toro Company	55,385	3,022,359
Toromont Industries Limited	4,043	74,725
Toshiba Machine Company Limited	10,000	51,732
Trelleborg AB Class B	12,469	104,971
Trinity Industries Incorporated	155,679	4,290,513
Tsubakimoto Chain Company	21,000	117,924
Tsugami Corporation	18,000	90,856
Tsukishima Kikai Company Limited†	1,000	8,767
Union Tool Company	500	9,456
United Tractors	254,380	725,257
Vallourec SA	7,225	647,698
Valmont Industries Incorporated«	13,377	1,237,774
Volvo AB Class A	27,800	345,227
Volvo AB Class B	88,540	1,099,910
Vossloh AG	978	119,479
Wabtec Corporation	84,790	5,162,863
Wartsila Oyj Class B	10,510	292,140
WEG SA	48,100	520,008
Weir Group plc	13,549	422,371

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	205

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Machinery (continued)
Yangzijiang Shipbuilding Holdings Limited	225,000	$216,738
Zardoya-Otis SA	9,901	149,364

		165,104,552

Marine: 0.13%
AP Moller-Maersk AS A Shares	40	269,943
AP Moller-Maersk AS B Shares	87	607,893
China Cosco Holdings Company Limited	368,000	207,604
Chinese Maritime Transport Limited†	6,000	9,591
Compagnie Maritime Belge SA†	227	5,950
Daiichi Chuo Kisen Kaisha	12,000	18,344
DS Norden AS	1,300	38,783
Evergreen Marine Corporation (Taiwan) Limited	303,000	195,158
Hanjin Shipping Company Limited	8,635	143,321
Hanjin Shipping Holding Company†	11,912	121,067
Hyundai Merchant Marine Company Limited†	7,518	191,427
Iino Kaiun Kaisha Limited	9,500	45,978
Inui Steamship Company Limited	1,100	4,541
Kawasaki Kisen Kaisha Limited	100,000	258,334
Kirby Corporation†	32,518	1,789,791
Kuehne & Nagel International AG	3,262	454,732
Malaysian Bulk Carriers Berhad†	14,000	9,003
MISC Berhad	146,700	345,824
Mitsui OSK Lines Limited	160,000	677,449
Neptune Orient Lines Limited	80,000	76,808
Nippon Yusen Kabushiki Kaisha	227,000	689,917
Orient Overseas International Limited	23,000	114,119
Pacific Basin Shipping Limited	252,000	122,424
Precious Shipping PCL	70,800	40,396
Regional Container Lines PCL†	73,800	17,976
Shih Wei Navigation Company Limited	31,652	36,764
Shinwa Kaiun Kaisha Limited	2,000	3,397
Shipping Corporation of India Limited†	33,100	61,882
Shun Tak Holdings Limited	214,000	118,579
Sincere Navigation Corporation†	128,800	132,499
STX Pan Ocean Company Limited - Korea Exchange	3,981	31,261
STX Pan Ocean Company Limited - Singapore Exchange	9,000	65,612
Taiwan Navigation Company Limited†	20,000	19,575
Thoresen Thai Agencies PCL	81,840	53,249
U-Ming Transport Corporation†	58,000	96,724
Wan Hai Lines Limited	209,212	117,476
Yang Ming Marine Transport†	259,416	139,892

		7,333,283

Road & Rail: 1.08%
Arkansas Best Corporation	42,600	879,690
Asciano Group	384,312	647,362
Avis Budget Group Incorporated†	205,500	2,702,325
Canadian National Railway Company	30,500	2,243,352
Canadian Pacific Railway Limited	10,400	597,259
Central Japan Railway Company	264	2,207,417

206	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Road & Rail (continued)
Comfortdelgro Corporation Limited	234,000	$267,290
Con-Way Incorporated	97,391	2,492,236
Container Corporation of India†	5,767	116,988
DSV A/S	14,780	309,029
East Japan Railway Company	53,000	3,183,035
Evergreen International Storage & Transport Corporation†	124,000	83,111
Firstgroup plc	25,434	151,281
Fukuyama Transporting Company Limited	29,000	172,695
Genesee & Wyoming Incorporated†	68,740	3,570,356
Go-Ahead Group plc	1,463	37,485
Heartland Express Incorporated«	108,424	1,648,045
Hitachi Transport System Limited	4,600	87,780
J.B. Hunt Transport Services Incorporated	65,114	2,616,932
Kansas City Southern†	70,918	3,840,919
Keihin Electric Express Railway Company Limited	65,000	559,693
Keio Corporation	74,000	478,480
Keisei Electric Railway Company Limited	52,000	341,373
Kintetsu Corporation	219,000	833,724
Knight Transportation Incorporated«	114,500	1,734,675
Korea Express Company Limited†	1,506	124,418
Landstar System Incorporated«	84,594	3,425,211
Maruzen Showa Unyu Company Limited	3,000	10,522
MTR Corporation Limited	170,208	570,929
Nagoya Railroad Company Limited†	112,000	315,405
Nankai Electric Railway Company Limited	70,000	303,327
National Express Group plc	29,635	120,478
Nippon Express Company Limited	124,000	520,167
Nippon Konpo Unyu Soko Company Limited	7,000	76,876
Nishi-Nippon Railroad Company Limited	52,000	239,518
Norfolk Southern Corporation	43,800	2,964,384
Odakyu Electric Railway Company Limited	80,000	714,522
Old Dominion Freight Line†«	82,602	2,653,176
QR National Limited	234,049	828,205
Ryder System Incorporated	31,936	1,503,547
Sagami Railway Company Limited	52,000	163,163
Sankyu Incorporated	41,000	192,910
SBS Transit Limited†	1,684	2,559
Seino Holdings Company Limited	19,000	138,523
Senko Company Limited†	4,000	14,749
SMRT Corporation Limited†	98,000	147,143
Stagecoach Group plc	25,848	107,765
Tobu Railway Company Limited	164,000	751,470
Tokyu Corporation	140,000	679,870
TransForce Incorporated	2,911	38,405
Transport International Holdings Limited†	24,000	54,482
Union Pacific Corporation	96,100	8,857,537
Werner Enterprises Incorporated«	101,074	2,353,003
West Japan Railway Company	27,300	1,136,046

		60,810,842

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	207

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors: 0.87%
Adani Enterprises Limited†	36,905	$425,828
Alesco Corporation Limited	3,463	6,149
Ashtead Group plc	26,651	50,810
BayWa AG	313	12,819
Bunzl plc	19,379	251,031
Daewoo International Corporation†	4,012	133,571
Emeco Holdings Limited	72,033	74,266
Fastenal Company«	190,524	6,378,744
Finning International Incorporated	10,900	278,371
GATX Corporation	86,534	3,137,723
Grafton Group plc	8,472	33,176
Hanwa Company Limited	21,000	91,141
Inaba Denki Sangyo Company Limited	2,200	65,243
Itochu Corporation	212,000	2,288,233
Iwatani International Corporation	24,000	82,957
Japan Pulp & Paper Company Limited	11,000	40,281
JFE Shoji Holdings Incorporated	19,000	85,584
Kanematsu Corporation†	34,000	32,711
Kloeckner & Company	4,899	81,248
Kuroda Electric Company Limited	3,100	36,228
Marubeni Corporation	232,000	1,471,124
Misumi Group Incorporated	10,600	250,277
Mitsubishi Corporation	212,300	5,108,317
Mitsubishi Corporation ADR	33	1,596
Mitsui & Company Limited	241,000	4,134,956
Mitsui & Company Limited ADR«	263	90,217
MSC Industrial Direct Company	81,325	5,015,313
Nagase & Company Limited	17,100	216,119
Nichiden Corporation	3,600	121,158
Noble Group Limited	516,694	694,361
Okaya & Company Limited	5,500	64,679
Onoken Company Limited	700	6,486
Ramirent Oyj†	11,459	92,201
Reece Australia Limited	7,324	149,726
Rexel SA†	4,636	87,768
Russel Metals Incorporated	3,149	74,215
Samsung Corporation	19,924	1,438,330
Seven Network Limited	22,953	219,034
Shinwa Company Limited Nagoya†	500	5,781
SIG plc	78,253	131,739
SK Networks Company Limited†	23,850	259,496
Sojitz Corporation	160,700	302,599
Sumitomo Corporation	170,500	2,234,693
Superior Plus Corporation	4,592	48,157
Toyota Tsusho Corporation	32,300	540,626
Travis Perkins plc	20,543	274,403
Trusco Nakayama Corporation	3,400	69,473
Watsco Incorporated«	43,695	2,606,407
Wesco International Incorporated†«	76,124	3,280,183
Wolseley plc	20,266	525,297
WW Grainger Incorporated«	37,680	5,806,488

208	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corporation†	10,500	$77,036
Yuasa Trading Company Limited	10,000	15,288

		48,999,657

Transportation Infrastructure: 0.14%
Abertis Infraestructuras SA	26,569	421,306
Aeroports de Paris†	1,924	160,607
Airports of Thailand PCL	53,200	83,430
Ansaldo STS SPA	4,634	41,870
Atlantia SpA	19,516	314,462
Auckland International Airport Limited	155,755	306,732
Bangkok Expressway PCL†	48,400	28,908
BBA Aviation plc	22,450	60,958
Bintulu Port Holdings Berhad†	6,400	14,053
Brisa-Auto Estradas de Portugal SA†	12,968	50,228
China Merchants Holdings International Company Limited	159,455	478,077
Cia de Concessoes Rodoviarias†	20,655	622,673
ConnectEast Group	333,697	193,505
Cosco Pacific Limited	252,518	346,836
Flughafen Wien AG	155	7,579
Flughafen Zuerich AG†	200	88,372
Fraport AG	2,238	156,570
Gemina SpA†	107,844	101,587
Groupe Eurotunnel SA	25,322	235,493
Hamburger Hafen Und Logistik AG	1,110	37,858
Hong Kong Aircraft Engineering Company Limited	10,000	134,448
Hopewell Highway Infrastructure Limited	67,500	44,665
International Container Term Services Incorporated	134,600	162,194
Japan Airport Terminal Company Limited	7,800	116,612
Kamigumi Company Limited	36,000	325,982
Koninklijke Vopak NV	3,272	163,408
Macquarie Airports Group	195,816	662,971
Macquarie Atlas Roads Limited†	53,146	91,554
Malaysia Airports Holdings Berhad†	50,200	104,843
Mitsubishi Logistics Corporation	21,000	230,030
Mitsui-Soko Company Limited	9,000	33,324
Mundra Port & Special Economic Zone Limited	49,540	164,151
Nissin Corporation†	4,000	10,167
Plus Expressways Berhad†	171,000	249,363
Port of Tauranga Limited†	9,453	80,435
SIA Engineering Company	30,000	98,005
Singapore Airport Terminal Services Limited	80,666	152,054
Societa Iniziative Autostradali e Servizi SpA†	1,409	11,752
Societe Des Autoroutes Paris-Rhin-Rhone†	299	22,549
Sumitomo Warehouse Company Limited	17,000	81,536
TAV Havalimanlari Holding AS†	40,981	171,597
The Great Eastern Shipping Company Limited†	13,632	70,859
TNT Express NV	21,386	199,994
Transurban Group	145,308	806,210
Westshore Terminals Investment Corporation	8,100	190,238

		8,130,045

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	209

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Information Technology: 14.35%

Communications Equipment: 1.66%
AAC Acoustic Technologies Holdings Incorporated	78,000	$163,312
Acme Packet Incorporated†	36,100	1,699,949
ADTRAN Incorporated	114,300	3,550,158
Aiphone Company Limited†	800	15,251
Alcatel SA†	170,658	624,841
Arris Group Incorporated†	241,800	2,640,456
Aruba Networks Incorporated†	49,300	1,051,569
Black Box Corporation	31,262	772,797
Brocade Communications Systems Incorporated†	276,136	1,068,646
BYD Electronic International Company Limited	64,000	19,359
China Wireless Technologies Limited	296,000	56,617
Ciena Corporation†«	163,580	2,002,219
Cisco Systems Incorporated	1,085,149	17,015,136
Comba Telecom Systems Holdings Limited	69,212	59,231
Compal Communications Incorporated†	40,025	43,542
Comtech Telecommunications Corporation«	48,510	1,350,518
D-Link Corporation	73,749	59,456
Denki Kogyo Company Limited	2,000	8,733
Echostar Corporation†	5,800	141,230
Emulex Corporation†	171,335	1,180,498
EVS Broadcast Equipment SA	552	35,932
F5 Networks Incorporated†	52,038	4,247,342
Harmonic Incorporated†	202,994	966,251
Harris Corporation«	85,900	3,466,065
High Tech Computer Corporation	126,691	3,338,326
Hitachi Kokusai Electric Incorporated	5,000	34,439
Icom Incorporated†	600	13,364
Interdigital Incorporated«	77,232	5,437,133
Japan Radio Company Limited	2,000	5,532
Juniper Networks Incorporated†	99,584	2,084,293
Motorola Mobility Holdings Incorporated†	195,887	7,388,858
Motorola Solutions Incorporated	33,942	1,428,619
Nokia Oyj	241,913	1,556,049
Polycom Incorporated†	113,990	2,712,962
Qualcomm Incorporated	321,797	16,559,674
Research in Motion Limited†	30,915	1,000,089
Riverbed Technology Incorporated†	94,973	2,353,431
Sonus Networks Incorporated†«	369,835	957,873
Spirent plc	75,318	154,654
Tekelec†«	114,020	820,944
Telefonaktiebolaget LM Ericsson Class A	3,200	34,758
Telefonaktiebolaget LM Ericsson Class B	207,722	2,331,193
Tellabs Incorporated	650,264	2,653,077
VTech Holdings Limited	20,000	230,391
Zinwell Corporation†	23,446	26,723

		93,361,490

210	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Computers & Peripherals: 2.13%
Acer Incorporated	431,517	$521,479
Advantech Company Limited†	50,701	146,900
Amtran Technology Company Limited†	169,006	99,599
Apple Incorporated†	179,588	69,110,850
Asustek Computer Incorporated	117,601	1,000,099
BenQ Corporation†	171,392	47,759
Catcher Technology Company Limited†	91,614	724,659
Chicony Electronics Company Limited†	59,012	102,286
Clevo Company†	65,586	107,274
CMC Magnetics Corporation†	511,000	87,385
Compal Electronic Incorporated†	581,754	628,573
Dell Incorporated†«	206,400	3,068,136
Diebold Incorporated	39,936	1,143,767
Eizo Nanao Corporation	1,900	35,655
Electronics For Imaging Incorporated†	82,978	1,179,117
Elitegroup Computer Systems†	43,672	11,934
EMC Corporation†	403,820	9,122,294
Foxconn Technology Company Limited	143,781	513,337
Fujitsu Limited	277,000	1,406,864
Gemalto NV	6,728	320,738
Hewlett-Packard Company	267,215	6,955,606
Inventec Company Limited†	288,775	109,459
Jess Link Products Company Limited†	37,143	49,116
Lenovo Group Limited	992,000	666,596
Lexmark International Incorporated†«	52,200	1,668,312
Lite-On IT Corporation†	51,722	56,219
Lite-On Technology Corporation†	330,656	360,635
Logitech International SA†	8,712	101,964
Megachips Corporation	900	13,920
Melco Holdings Incorporated	2,000	54,995
Micro-Star International Company Limited†	112,218	53,170
Mitac International Corporation	90,131	33,614
NetApp Incorporated†	69,181	2,602,589
Pegatron Corporation†	224,150	218,564
QLogic Corporation†	206,300	2,882,011
Quanta Computer Incorporated	490,766	1,002,090
Ritek Corporation†	272,159	51,145
Sandisk Corporation†	27,400	1,004,210
Seagate Technology plc	286,307	3,315,435
Seiko Epson Corporation	20,800	291,178
Synaptics Incorporated†«	59,928	1,464,041
Toshiba Corporation	567,000	2,474,322
TPV Technology Limited	122,000	54,790
Wacom Company Limited	35	39,196
Western Digital Corporation†	154,700	4,562,103
Wincor Nixdorf AG	1,542	85,699
Wistron Corporation	289,015	363,350

		119,913,034

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	211

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components: 1.56%
Agilent Technologies Incorporated†	66,100	$2,437,107
Alps Electric Company Limited†	20,600	188,383
Amphenol Corporation Class A	113,834	5,347,921
Anixter International Incorporated	51,841	3,059,137
Anritsu Corporation	16,000	195,752
Arisawa Manufacturing Company Limited	3,400	17,328
Arrow Electronics Incorporated†	77,214	2,409,077
AU Optronics Corporation	1,267,319	601,966
Avnet Incorporated†	100,638	2,640,741
AVX Corporation	31,628	414,327
Benchmark Electronics Incorporated†«	110,804	1,501,394
Brightpoint Incorporated†	119,144	1,135,442
Calcomp Electronics PCL†	243,600	23,897
Canon Electronics Incorporated	2,400	64,564
Celestica Incorporated NPV†	11,138	93,035
Checkpoint Systems Incorporated†	69,600	1,060,008
Cheng Uei Precision Industry Company Limited†	71,144	201,303
Chroma ATE Incorporated†	84,624	213,855
Chunghwa Picture Tubes Limited†	608,075	54,518
Citizen Holdings Company Limited	51,300	262,047
CMK Corporation	4,800	19,303
Corning Incorporated	192,200	2,888,766
Daishinku Corporation†	6,000	25,000
Delta Electronics (Thailand) PCL†	22,600	16,515
Delta Electronics Incorporated	347,531	1,023,726
Digital China Holdings Limited	88,000	150,214
Dolby Laboratories Incorporated Class A†«	33,226	1,116,394
Electrocomponents plc	44,350	153,428
Enplas Corporation†	3,900	80,136
ESPEC Corporation	3,600	25,623
Everlight Electronics Company Limited†	41,210	77,487
Evertz Technologies Limited	1,640	20,029
Flextronics International Limited†	484,800	2,787,600
FLIR Systems Incorporated«	102,159	2,642,853
Foxconn International Holdings Limited†	378,000	188,306
FUJIFILM Holdings Corporation	65,600	1,593,701
Hakuto Company Limited	4,800	46,595
Halma plc	23,434	131,960
Hamamatsu Photonics	10,200	416,569
Hana Microelectronics PCL	194,800	145,596
Hannstar Display Corporation†	523,962	47,336
Hioki EE Corporation†	900	17,896
Hirose Electric Company Limited	4,300	404,334
Hitachi High Technologies Corporation	8,300	158,076
Hitachi Limited	612,000	3,310,628
Hon Hai Precision Industry Company Limited	1,410,388	3,594,158
Horiba Limited	5,500	180,203
Hosiden Corporation	6,500	52,281
Hoya Corporation	58,900	1,300,297
Ibiden Company Limited	18,400	451,056
Ingenico SA	5,163	210,308

212	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Ingram Micro Incorporated†	104,273	$1,860,230
Innolux Display Corporation†	919,723	402,300
Insight Enterprises Incorporated†	84,060	1,582,009
Itron Incorporated†«	71,762	2,857,563
Jabil Circuit Incorporated	133,500	2,249,475
Japan Aviation Electronics Industry Limited	9,000	69,814
Japan Cash Machine Company Limited	2,900	24,322
Ju Teng International Holdings Limited	76,000	15,901
Kaga Electronics Company Limited†	3,800	39,977
Keyence Corporation	5,500	1,481,325
Kingboard Chemicals Holdings Limited	89,950	350,158
Kingboard Laminates Holdings Limited	121,000	73,867
KOA Corporation	3,700	41,641
Kudelski SA	2,324	23,088
Kyocera Corporation	25,100	2,315,504
Kyocera Corporation ADR	30	2,772
Laird Group plc	7,493	18,847
Largan Precision Company Limited†	20,244	582,803
LG Innotek Company Limited	2,021	136,488
LG Phillips LCD Company Limited†	35,770	708,247
Littelfuse Incorporated«	40,151	1,862,605
Mitsumi Electric Company Limited	8,700	68,686
MMI Holdings Limited	52,941	126,722
Molex Incorporated«	38,791	847,583
Molex Incorporated Class A	42,847	791,813
Muramoto Electron Thailand PCL†	300	2,152
Murata Manufacturing Company Limited	28,600	1,745,576
Nan Ya Printed Circuit Board Corporation†	26,197	86,982
National Instruments Corporation«	164,489	4,182,955
Nichicon Corporation	9,200	137,289
Nidec Sankyo Corporation	3,000	18,416
Nihon Dempa Kogyo Company Limited	3,200	38,326
Nippon Chemi-Con Corporation	17,000	94,436
Nippon Electric Glass Company Limited	61,000	621,224
Oki Electric Industry Company Limited†	64,000	62,391
Omron Corporation	29,704	716,968
Optex Company Limited†	2,730	34,892
Osaki Electric Company Limited	5,000	49,055
Pan-International Industrial†	59,176	72,822
Premier Farnell plc	18,366	54,022
Ryosan Company Limited	4,200	94,498
Ryoyo Electro Corporation	800	7,726
Samart Corporation PCL†	379,400	117,099
Samsung Electro-Mechanics Company Limited†	7,560	481,870
Samsung SDI Company Limited†	4,754	630,044
Sanshin Electronics Company Limited	900	7,335
Shimadzu Corporation	36,000	282,470
Sintek Photronic Corporation†	188,000	87,894
SMK Corporation†	11,000	39,943
Spectris plc	7,349	171,349
Star Micronics Company Limited	6,100	60,551

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	213

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Synnex Technology International Corporation†	186,462	$474,749
Taiyo Yuden Company Limited	15,000	139,300
Tamura Corporation	16,000	43,663
TDK Corporation	17,300	764,119
Tech Data Corporation†«	82,353	3,877,179
Teikoky Tsushin Kogyo Company†	2,000	3,893
TOKO Incorporated†	14,000	30,661
Topcon Corporation	6,200	35,096
Toyo Corporation	3,700	42,797
TPK Holding Company Limited†	7,350	179,964
Trimble Navigation Limited†	79,159	2,939,965
Tripod Technology Corporation†	79,261	269,054
Truly International	22,000	3,119
Unimicron Technology Corporation†	208,402	304,459
Venture Corporation Limited†	33,000	204,613
Vishay Intertechnology Incorporated†	294,754	3,360,196
Vishay Precision Group†	17,769	266,535
Wasion Group Holdings Limited†	28,000	11,028
WBL Corporation Limited(a)	16,000	44,074
Wintek Corporation†	225,484	196,257
WPG Holdings Company Limited†	187,227	281,283
Yageo Corporation†	232,000	74,468
Yamatake Corporation	7,900	170,061
Yaskawa Electric Corporation	33,000	301,563
Yokogawa Electric Corporation	29,700	256,041
Yokowo Company Limited†	3,200	20,013
Young Fast Optoelectronics Company Limited	13,071	38,770

		87,963,121

Internet Software & Services: 1.25%
Access Company Limited	32	27,641
Akamai Technologies Incorporated†	121,148	2,657,987
Alibaba.com Limited	162,766	172,817
AOL Incorporated†«	63,685	992,212
Baidu.com Incorporated ADR†	20,072	2,926,096
Daum Communications Corporation†	1,227	146,874
Digital River Incorporated†«	64,257	1,292,851
eAccess Limited	510	191,434
Earthlink Incorporated	211,193	1,558,604
eBay Incorporated†	219,608	6,779,299
Equinix Incorporated†	30,272	2,846,779
G-Resources Group Limited†	1,353,000	100,818
Google Incorporated Class A†	48,642	26,313,376
Gourmet Navigator Incorporated†	1,800	20,118
Gree Incorporated	13,200	428,194
IAC InterActiveCorp†	56,740	2,242,932
Internet Initiative Japan Incorporated	21	98,529
Kakaku.com Incorporated	4,600	170,598
Mixi Incorporated†	4	17,407
NetEase.com Incorporated ADR†«	12,292	621,484
NHN Corporation†	6,648	1,304,263

214	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Internet Software & Services (continued)
Open Text Corporation†	3,500	$207,327
Rackspace Hosting Incorporated†«	69,604	2,544,722
So-Net Entertainment Corporation†	16	74,706
Telecity Group plc†	21,802	192,527
Tencent Holdings Limited	134,900	3,218,624
Tiscali SpA†	588	43
United Internet AG	13,768	249,907
United Online Incorporated«	144,905	785,385
ValueClick Incorporated†«	159,190	2,435,607
VeriSign Incorporated	108,900	3,392,235
VistaPrint NV†	70,572	2,076,934
WebMD Health Corporation†	104,434	3,690,698
White Energy Company Limited†	56,094	120,297
Yahoo! Japan Corporation	1,966	637,634

		70,536,959

IT Services: 1.88%
Acxiom Corporation†	145,419	1,595,246
Alliance Data Systems Corporation†	33,580	3,136,708
Amadeus IT Holding SA	17,035	339,581
Atos Origin SA	3,333	166,471
Broadridge Financial Solutions Incorporated	80,013	1,665,871
CACI International Incorporated Class A†«	51,456	2,833,167
Cap Gemini SA	11,661	471,511
CGI Group Incorporated†	13,600	275,527
Cielo SA	57,487	1,476,989
Cognizant Technology Solutions Corporation Class A†	58,087	3,685,620
Computer Sciences Corporation	102,200	3,133,452
Computershare Limited	60,615	503,988
Convergys Corporation†«	211,277	2,250,100
Corelogic Incorporated†	65,656	749,792
CSG Systems International Incorporated†«	61,912	827,144
CSK Holdings Corporation	14,500	57,716
Digital Garage Incorporated	18	57,719
DST Systems Incorporated	22,200	1,041,624
Euronet Worldwide Incorporated†«	93,400	1,519,618
Fidelity National Information Services Incorporated	29,800	839,764
Fiserv Incorporated†	90,714	5,064,563
Gartner Incorporated†	50,900	1,813,058
Global Payments Incorporated	51,513	2,360,841
HCL Technologies Limited†	31,652	284,618
Hi Sun Technology China Limited†	309,000	90,216
Indra Sistemas SA	6,012	107,555
Ines Corporation	2,500	17,377
Infosys Technologies Limited†	66,965	3,434,935
Infosys Technologies Limited ADR«	17,827	920,230
International Business Machines Corporation	238,746	41,042,825
Iress Market Technology Limited†	10,643	92,596
IT Holdings Corporation	8,106	78,845
Itochu Techno-Science Corporation	4,300	185,401
Logica plc	101,843	141,668

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	215

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

IT Services (continued)
ManTech International Corporation Class A«	41,296	$1,548,187
Mphasis Limited†	9,756	75,389
NEC Fielding Limited†	800	10,060
Net One Systems Company Limited	60	162,690
Nihon Unisys Limited	9,400	51,246
Nomura Research Institute Limited	17,300	391,750
NS Solutions Corporation	600	13,670
NTT Data Corporation	168	542,312
OBIC Company Limited	990	186,392
Otsuka Corporation	2,800	192,876
Patni Computer Systems Limited†	1,797	11,348
Redecard SA	58,976	907,665
SAIC Incorporated†	237,949	3,569,235
Satyam Computer Services Limited†	135,961	198,383
Satyam Computer Services Limited ADR†	16,451	45,898
SK C&C Company Limited	2,814	375,250
SMS Management & Technology Limited	7,620	49,870
Tata Consultancy Services Limited†	65,131	1,482,083
Tech Mahindra Limited†	3,875	54,959
Teletech Holdings Incorporated†	53,400	947,316
Teradata Corporation†	108,801	5,696,820
TietoEnator Oyj	2,740	41,417
TKC AS	2,200	48,392
Total System Services Incorporated«	129,350	2,347,703
Transcosmos Incorporated	1,300	16,321
Unisys Corporation†	63,400	1,115,206
Wipro Limited	28,077	206,083
Wipro Limited ADR«	28,596	285,388
Wirecard AG	9,255	161,596
Wright Express Corporation†«	67,651	2,850,813

		105,848,654

Office Electronics: 0.20%
Ability Enterprise Company Limited	40,000	41,803
Brother Industries Limited	35,400	466,152
Canon Incorporated	156,600	7,389,711
Canon Incorporated ADR	7	331
Konica Minolta Holdings Incorporated	73,000	501,830
Neopost SA	2,056	147,918
OCE NV†	3,572	37,458
Ricoh Company Limited	100,565	914,301
Riso Kagaku Corporation†	3,700	67,813
Toshiba TEC Corporation	19,000	79,026
Xerox Corporation	158,039	1,311,724

		10,958,067

Semiconductors & Semiconductor Equipment: 3.08%
Advanced Micro Devices Incorporated†	381,600	2,606,328
Advanced Semiconductor Engineering Incorporated†	823,908	747,948
Advantest Corporation	21,400	279,450
Aixtron AG	8,010	180,022

216	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Alicorp†	61,000	$67,706
Altera Corporation	61,316	2,231,289
Amkor Technology Incorporated†	183,761	799,360
Analog Devices Incorporated	198,100	6,541,262
Applied Materials Incorporated	162,300	1,837,236
ARM Holdings plc	88,071	807,985
ASM International NV	1,848	48,825
ASM Pacific Technology	22,900	236,788
ASML Holding NV	28,094	989,801
Atmel Corporation†	273,603	2,492,523
ATMI Incorporated†	55,800	955,854
Axell Corporation†	1,400	29,656
Broadcom Corporation Class A	92,800	3,308,320
Cabot Microelectronics Corporation†«	39,217	1,559,268
Cavium Incorporated†	85,599	2,755,432
CREE Incorporated†«	70,663	2,291,601
CSR plc	9,097	32,510
Cymer Incorporated†	49,406	1,998,967
Cypress Semiconductor Corporation	328,900	5,209,776
Dainippon Screen Manufacturing Company Limited	30,000	198,156
Dialog Semiconductor plc†	8,213	159,758
Disco Corporation	3,800	182,724
Elan Microelectronics Corporation†	44,000	47,951
Elpida Memory Incorporated†	24,100	169,330
Epistar Corporation†	114,210	246,069
Fairchild Semiconductor International Incorporated†	249,782	3,312,109
Faraday Technology Corporation†	23,527	23,776
Ferrotec Corporation	3,100	62,379
First Solar Incorporated†«	10,600	1,059,788
Formosa Sumco Technology Corporation	12,600	16,319
Gintech Energy Corporation	66,008	98,604
Global Unichip Corporation†	4,386	14,999
Greatek Electronic Incorporated†	58,066	41,852
Hittite Microwave Corporation†	48,400	2,629,088
Hynix Semiconductor Incorporated	79,807	1,441,302
Infineon Technologies AG	66,575	565,326
Inotera Memories Incorporated†	214,888	49,826
Integrated Device Technology Incorporated†	300,482	1,700,728
Intel Corporation	674,234	13,572,330
International Rectifier Corporation†	135,800	3,094,882
Intersil Corporation Class A«	245,879	2,761,221
King Yuan Electronics Company Limited†	144,063	56,282
Kinsus Interconnect Technology Corporation†	27,582	100,522
KLA-Tencor Corporation	111,700	4,097,156
Kontron AG	3,147	28,879
Linear Technology Corporation	139,300	3,988,159
LSI Logic Corporation†	410,393	2,794,776
Macronix International	509,192	215,804
Maxim Integrated Products Incorporated	198,600	4,577,730
Mediatek Incorporated†	168,367	1,707,964
MEMC Electronic Materials Incorporated†«	134,814	941,002

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	217

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated«	125,400	$4,115,628
Micron Technology Incorporated†«	575,700	3,402,387
Micronics Japan Company Limited	600	4,524
Microsemi Corporation†	169,100	2,626,123
Mimasu Semiconductor Industry Company Limited	600	6,183
Mitsui High-Tec Incorporated	6,300	31,653
Nanya Technology Corporation†	379,367	69,026
National Semiconductor Corporation	159,500	3,971,550
NetLogic Microsystems Incorporated†	120,727	3,624,225
Novatek Microelectronics Corporation Limited†	83,790	221,678
Novellus Systems Incorporated†«	59,400	1,661,418
ON Semiconductor Corporation†	295,700	2,149,739
PMC-Sierra Incorporated†	456,733	2,781,504
Powertech Technology Incorporated†	105,914	256,698
PV Crystalox Solar plc	8,268	2,047
Q-Cells AG†	3,594	4,756
Radiant Opto Electronics Corporation†	108,150	358,993
Realtek Semiconductor Corporation†	50,482	79,461
Renesas Electronics Corporation†	6,100	41,253
Renewable Energy Corporation AS†	22,630	41,904
RF Micro Devices Incorporated†	530,623	3,295,169
Richtek Technology Corporation†	15,166	78,773
Rohm Company Limited	14,100	726,847
Samsung Electronics Company Limited	16,902	11,869,322
Sanken Electric Company Limited	16,000	78,140
Semiconductor Manufacturing International Corporation†	3,332,000	179,853
Semtech Corporation†	126,600	2,700,378
Seoul Semiconductor Company Limited	4,653	120,199
Shindengen Electric Manufacturing Company Limited	9,000	38,118
Shinkawa Limited	2,200	13,672
Shinko Electric Industries	6,300	45,570
Silex Systems Limited†	14,168	48,548
Silicon Laboratories Incorporated†«	78,665	2,719,449
Siliconware Precision Industries Company†	483,471	446,281
Sino-Tech International Holdings Limited†	2,700,000	42,079
Soitec SA†	13,811	102,071
Solarworld AG	3,922	32,941
STMicroelectronics NV	39,442	261,753
Sumco Corporation	14,300	171,067
Taiwan Semiconductor Manufacturing Company Limited†	3,810,298	9,137,766
Teradyne Incorporated†«	352,808	4,268,977
Tessera Technologies Incorporated†	98,300	1,384,064
Texas Instruments Incorporated	144,300	3,782,103
Tokyo Electron Limited	23,800	1,146,058
Tokyo Seimitsu Company Limited	4,100	67,753
Transcend Information Incorporated†	36,130	83,175
Triquint Semiconductor Incorporated†«	319,300	2,420,294
ULVAC Incorporated	9,400	151,835
United Microelectronics Corporation†	2,033,301	798,101
Varian Semiconductor Equipment Associates Incorporated†	131,432	8,054,810
VIA Technologies Incorporated†	150,971	147,033

218	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Windbond Electronics Corporation†	630,000	$134,437
Xilinx Incorporated	172,300	5,365,422

		173,327,506

Software: 2.59%
ACI Worldwide Incorporated†	58,700	1,755,717
Adobe Systems Incorporated†«	95,844	2,419,103
Advent Software Incorporated†	52,680	1,221,649
Ansys Incorporated†	59,445	3,208,841
Asseco Poland SA	10,340	152,431
Autodesk Incorporated†	148,098	4,176,364
Autonomy Corporation plc†	13,333	544,179
Aveva Group plc	3,449	88,044
Blackboard Incorporated†	61,898	2,612,715
BMC Software Incorporated†	116,400	4,727,004
CA Incorporated«	47,100	988,629
Cadence Design Systems Incorporated†«	529,100	4,888,884
Capcom Company Limited	7,500	219,961
Check Point Software Technologies†«	111,814	6,087,154
Citrix Systems Incorporated†	36,000	2,175,480
Concur Technologies Incorporated†«	82,720	3,459,350
Dassault Systemes SA	4,240	343,273
DTS Corporation	800	9,204
Factset Research Systems Incorporated«	27,541	2,420,854
Fair Isaac Corporation«	78,102	1,995,506
Financial Technologies (India) Limited†	3,146	50,210
Fortinet Incorporated†	56,200	1,075,106
Fuji Soft Incorporated	2,600	40,179
I-Flex Solutions Limited†	2,030	80,496
Informatica Corporation†	68,338	2,855,162
Intuit Incorporated	53,142	2,621,495
Kingdee International Software Group Company Limited	408,000	165,602
Konami Corporation	12,500	463,202
MacDonald Dettwiler & Associates Limited	2,552	126,988
Mentor Graphics Corporation†«	213,972	2,394,347
Micro Focus International plc	20,166	101,573
Micros Systems Incorporated†	52,029	2,479,702
Microsoft Corporation	918,171	24,423,349
Misys plc	22,999	104,984
NCsoft Corporation	1,892	623,397
Neowiz Games Corporation	3,490	201,612
Nice Systems Limited†	4,405	137,089
Nintendo Company Limited	15,300	2,697,487
Nippon System Development Company Limited	4,000	35,108
Nuance Communications Incorporated†«	146,644	2,721,713
Obic Business Consultants Limited†	300	18,579
Oracle Corporation	749,115	21,027,658
Oracle Corporation (Japan)	4,300	143,170
Progress Software Corporation†«	118,550	2,469,397
Red Hat Incorporated†	124,652	4,928,740
Rovi Corporation†	72,789	3,558,654

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	219

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Software (continued)
Royalblue Group plc	2,334	$61,416
Sage Group plc	83,409	340,258
Salesforce.com Incorporated†«	22,867	2,944,126
SAP AG	64,333	3,508,359
Shanda Interactive Entertainment Limited†	7,308	247,509
Software AG	3,724	163,182
Solera Holdings Incorporated	45,360	2,660,364
Square Enix Company Limited	7,200	173,838
SuccessFactors Incorporated†«	47,400	1,107,264
Sumisho Computer Systems	900	15,253
Symantec Corporation†	87,500	1,500,625
Take-Two Interactive Software Incorporated†«	149,440	1,975,597
Tecmo Koei Holdings Company Limited	8,000	74,918
Temenos Group AG†	5,073	111,518
TiVo Incorporated†«	233,367	2,473,690
Trend Micro Incorporated	14,700	464,166
Ubisoft Entertainment†	3,327	23,588
Verifone Holdings Incorporated†	61,999	2,183,605
VMware Incorporated†	53,111	5,011,554
Websense Incorporated†	64,508	1,326,930

		145,407,101

Materials: 7.51%

Chemicals: 2.94%
A Schulman Incorporated	54,294	990,323
Achilles Corporation†	8,000	12,008
Adeka Corporation	14,900	149,462
Agrium Incorporated	9,900	848,976
Air Liquide SA	19,808	2,572,582
Air Products & Chemicals Incorporated	38,000	3,111,060
Air Water Incorporated	25,000	305,091
Airgas Incorporated	46,605	3,023,732
Akzo Nobel NV	14,553	740,161
Alexandria Mineral Oils Company†	1,424	15,522
Arkema	3,160	244,365
Asahi Kasei Corporation	182,000	1,214,671
Asahi Organic Chemicals Industry Company Limited†	3,000	8,451
Ashland Incorporated	45,989	2,437,877
Asian Paints Limited†	9,321	667,610
BASF SE NPV	63,969	4,549,039
Batu Kawan Berhad	29,000	152,255
Brenntag AG	2,101	215,740
C Uyemura & Company Limited	300	12,455
Castrol India Limited†	13,536	151,899
CF Industries Holdings Incorporated	45,893	8,390,158
Cheil Industries Incorporated†	6,711	614,550
China Petrochemical Development Corporation†	309,010	456,201
China Steel Chemical Corporation†	9,000	45,191
Christian Hansen Holding AS	5,543	126,053
Chugoku Marine Paints Limited	5,000	42,142
Ciech SA†	645	3,217

220	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Clariant AG	17,409	$195,290
Coromandel International Limited	25,974	174,887
Croda International	12,493	365,379
Cytec Industries Incorporated	85,675	3,889,645
Daicel Chemical Industries Limited	44,000	267,914
Dainichiseika Color & Chemicals Manufacturing Company Limited†	15,000	76,873
Dainippon Ink & Chemicals Incorporated	139,000	306,773
Daiso Company Limited†	4,000	14,466
DC Chemical Company Limited†	2,575	758,076
Denki Kagaku Kogyo Kabushiki Kaisha	66,000	282,412
Dow Chemical Company	144,144	4,100,897
DuluxGroup Limited	39,654	113,346
Earth Chemical Company Limited†	1,200	43,437
Ecolab Incorporated	44,138	2,365,797
EI du Pont de Nemours & Company	113,191	5,463,730
EMS-Chemie Holdings AG	477	93,328
Eternal Chemical Company Limited†	140,817	125,443
Filtrona plc	12,643	74,826
FMC Corporation	46,213	3,508,953
Formosa Chemicals & Fibre Corporation†	691,170	2,114,700
Formosa Plastics Corporation†	808,298	2,532,960
Frutarom Industries Limited	1,818	16,759
Fufeng Group Limited	66,000	32,846
Fujimi Incorporated	1,000	11,747
Givaudan SA	529	511,374
Global Bio-Chem Technology Group Company Limited	179,200	55,202
Grasim Industries Limited†	8,057	382,719
Grasim Industries Limited GDR	2,371	112,503
Hanwha Chem Corporation†	12,063	419,286
HB Fuller Company	96,728	2,144,460
Hitachi Chemical Company Limited	13,500	235,406
Honam Petrochemical Corporation	1,667	562,547
Huabao International Holdings Limited	294,000	226,994
Huntsman Corporation	116,629	1,529,006
Hyosung Corporation	3,096	230,155
Incitec Pivot Limited	217,571	884,647
Ishihara Sangyo Kaisha Limited†	110,000	132,233
Israel Chemicals Limited	30,578	440,437
Johnson Matthey plc	13,446	371,537
JSR Corporation	26,800	486,551
K S AG	10,237	718,430
Kaneka Corporation	43,000	259,282
Kansai Paint Company Limited	35,000	323,689
Kanto Denka Kogyo Company Limited	6,000	37,840
Kemira Oyj	5,300	73,090
Kolon Industries Incorporated	2,265	243,240
Koninklijke DSM NV	12,891	645,804
Korea Kumho Petrochemical Company†	2,618	451,925
KP Chemical Corporation†	5,520	105,292
Kuraray Company Limited	44,800	646,001
Kureha Corporation	14,000	62,298
LANXESS AG	5,303	329,914

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	221

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Lee Chang Yung Chemical Industry Corporation†	59,719	$130,676
LG Chem Limited	6,192	2,214,600
Linde AG	11,852	1,813,344
Lintec Corporation	6,500	155,520
Lubrizol Corporation	42,413	5,715,152
Makhteshim-Agan Industries Limited	17,856	99,180
Methanex Corporation	5,900	153,088
Mexichem SAB de CV	117,200	469,621
Minerals Technologies Incorporated	30,442	1,765,940
Mitsubishi Chemical Holdings Corporation	203,000	1,429,103
Mitsubishi Gas Chemical Company Incorporated	67,000	473,325
Mitsui Chemicals Incorporated	143,000	496,442
Monsanto Company	105,908	7,300,238
Mosaic Company	28,507	2,027,703
Nan Ya Plastics Corporation	1,049,570	2,516,556
NewMarket Corporation«	17,358	2,910,589
Nihon Nohyaku Company Limited	2,000	9,465
Nihon Parkerizing Company Limited	6,000	80,954
Nippon Chemical Industrial Company Limited	4,000	8,151
Nippon Kayaku Company Limited	24,000	251,691
Nippon Paint Company Limited	43,000	342,861
Nippon Shokubai Company Limited	24,000	302,347
Nippon Soda Company Limited	15,000	66,228
Nippon Synthetic Chemical Industry Company Limited	7,000	42,381
Nippon Valqua Industries Limited	4,000	10,920
Nissan Chemical Industries Limited	22,000	229,413
Nitto Denko Corporation	22,000	861,901
NOF Corporation	39,000	192,397
Novozymes A/S Class B	2,850	416,183
Nufarm Limited	39,523	162,913
Nuplex Industries Limited†	14,767	36,566
OCI Materials Company Limited†	682	63,676
Okamoto Industries Incorporated†	4,000	17,056
Olin Corporation	139,600	2,783,624
Orica Limited	48,057	1,210,726
Oriental Union Chemical Corporation†	72,660	117,233
Petkim Petrokimya Holding SA†	51,350	69,217
Petronas Chemicals Group Berhad	413,500	873,961
Potash Corporation of Saskatchewan	59,400	3,424,614
Praxair Incorporated	59,402	5,850,503
PTT Chemical PCL ADR	67,700	308,343
Rockwood Holdings Incorporated†	120,300	6,135,300
RPM International Incorporated	251,918	5,249,971
Sakai Chemical Industry Company Limited	33,000	147,238
Samsung Fine Chemicals Company†	2,398	117,049
Sanyo Chemical Industries Limited	8,000	62,553
Scotts Miracle-Gro Company«	79,392	3,855,276
Sensient Technologies Corporation	97,799	3,554,994
Sherwin-Williams Company«	58,700	4,445,938
Shikoku Chemicals Corporation†	4,000	23,648
Shin-Etsu Chemical Company Limited	53,900	2,734,173

222	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Shin-Etsu Polymer Company Limited	3,100	$17,055
Showa Denko KK	200,000	398,560
Sidi Kerir Petrochemcials Company	9,866	22,520
Sigma-Aldrich Corporation«	67,644	4,355,597
Sika AG	143	322,609
Sino Union Energy Investment Group Limited†	280,000	24,870
Sinochem Hong Kong Holding Limited	212,000	66,052
SK Chemicals Company Limited†	1,933	148,757
SKC Company Limited†	2,740	148,641
Solvay SA	3,884	475,762
ST Corporation†	700	8,999
Stella Chemifa Corporation	600	19,285
Sumida Electric	3,100	90,927
Sumitomo Bakelite Company Limited	25,000	143,071
Sumitomo Chemical Company Limited	219,000	920,945
Symrise AG	6,829	185,065
Syngenta AG	6,584	2,084,218
Synthos SA†	150,781	273,062
Taiwan Fertilizer Company Limited	113,000	353,624
Taiyo Nippon Sanso Corporation	48,000	358,116
Takasago International Corporation	13,000	65,384
Tata Chemicals Limited†	33,523	245,256
Teijin Limited	136,000	524,429
Tenma Corporation†	1,000	9,525
Tessenderlo Chemie NV VVPR Strips†	75	19
Tessenderlo Chemie NV	899	29,333
The Israel Corporation Limited	200	177,047
Tikkurila Oyj	1,325	30,074
Toagosei Company Limited	34,000	171,149
Tokai Carbon Company Limited	31,000	162,781
Tokuyama Corporation	47,000	203,199
Tokyo Ohka Kokyo	6,500	135,691
Toray Industries Incorporated	221,000	1,680,353
Tosoh Corporation	78,000	300,422
Toyo Ink Manufacturing Company Limited	33,000	142,877
TSRC Corporation†	69,300	176,461
UBE Industries Limited Japan	152,000	481,404
Umicore SA	6,920	334,036
United Phosphorus Limited†	41,622	132,648
Victrex plc	5,337	112,426
Wacker Chemie AG	1,172	170,268
WR Grace & Company†	106,535	4,199,610
Yara International ASA	11,857	652,350
Yushiro Chemical Industry Company Limited†	600	8,270
Zaklady Azotowe Pulawy SA	351	12,501
Zeon Corporation	29,000	292,536

		165,251,462

Construction Materials: 0.28%
Adelaide Brighton Limited	79,668	239,100
Ambuja Cements Limited†	115,978	337,132

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	223

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Construction Materials (continued)
Anhui Conch Cement Company Limited	168,000	$705,794
Asia Cement Corporation†	321,635	427,958
Associated Cement Companies Limited†	17,798	389,412
BBMG Corporation	183,000	206,433
Boral Limited	90,921	360,646
Brickworks Limited	6,701	65,942
Buzzi Unicem SpA	3,462	34,626
Cemex SAB de CV†	1,604,348	864,692
China Resources Cement Holdings Limited	334,000	314,807
China Shanshui Cement Group Limited	198,000	196,640
Ciments Francais SA	116	10,774
Cimpor Cimentos de Portugal SA	13,097	100,505
CRH plc	50,759	896,371
Fletcher Building Limited - Australia Exchange	7,818	52,094
Fletcher Building Limited - New Zeland Exchange	88,566	589,806
Goldsun Development & Construction Company Limited†	146,675	68,366
Heidelbergcement AG	8,903	382,142
Holcim Limited	16,041	1,011,466
Imerys SA	2,256	147,578
India Cements Limited†	26,354	38,486
Indocement Tunggal Prakarsa TBK PT	253,000	464,539
Italcementi SpA	3,427	25,580
Italcementi SpA RSP	2,435	8,802
Italmobiliare SpA	261	5,586
James Hardie Industries NV†	57,969	370,762
Lafarge Malayan Cement Berhad†	55,470	123,595
Lafarge SA	11,837	492,550
Martin Marietta Materials Incorporated«	27,589	1,954,129
Nuh Cimento Sanayi AS†	7,805	44,480
Pretoria Portland Cement Company Limited	90,325	303,873
RHI AG†	386	9,666
SA Des Ciments Vicat	887	63,206
Semen Gresik Persero TBK PT	414,500	452,030
Shree Cement Limited†	2,671	96,202
Siam Cement Pub Company	31,300	394,694
Siam City Cement PCL	10,000	77,077
Suez Cement Company†	4,510	25,078
Sumitomo Osaka Cement Company Limited	56,000	172,712
Taiheiyo Cement Corporation	122,000	216,889
Taiwan Cement Corporation†	506,746	680,613
TCC International Holdings Limited†	121,000	63,162
Texas Industries Incorporated«	41,812	1,488,925
Titan Cement Company SA	2,650	50,515
Ultra Tech Cement Limited†	13,602	316,476
YTL Cement Berhad†	14,000	22,064

		15,363,975

Containers & Packaging: 0.65%
Amcor Limited	163,940	1,182,728
AMVIG Holdings Limited	144,000	97,126
AptarGroup Incorporated	111,182	5,612,467

224	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Containers & Packaging (continued)
Ball Corporation	112,700	$4,048,184
Bemis Company Incorporated	68,114	2,115,621
Cascades Incorporated	2,512	12,979
CCL Industries Incorporated	1,924	60,531
Crown Holdings Incorporated†«	100,593	3,568,034
DS Smith plc	27,576	92,536
FP Corporation	1,500	97,436
Fuji Seal International Incorporated	2,400	46,360
Greif Incorporated Class A«	41,780	2,333,831
Huhtamaki Oyj	4,400	50,986
La Seda de Barcelona SA†	48,278	5,187
Mayr-Melnhof Karton AG†	610	61,776
Nihon Yamamura Glass Company Limited	9,000	22,977
Owens-Illinois Incorporated†	109,811	2,079,820
Packaging Corporation of America	68,201	1,728,895
Rengo Company Limited	29,000	212,937
Rexam plc	60,844	349,270
Rock-Tenn Company Class A	43,744	2,347,740
Sealed Air Corporation	106,500	1,961,730
Silgan Holdings Incorporated	31,100	1,179,623
Smurfit Kappa Group plc - Ireland Exchange†	6,101	48,191
Smurfit Kappa Group plc - London Exchange†	4,061	32,293
Sonoco Products Company	66,739	2,108,285
Temple-Inland Incorporated	200,900	4,861,780
Toyo Seikan Kaisha Limited	24,000	386,472

		36,705,795

Metals & Mining: 3.40%
Aber Diamond Corporation†	3,050	45,752
Acerinox SA	7,510	108,580
African Minerals Limited†	11,252	93,610
African Rainbow Minerals Limited†	11,342	307,193
Agnico Eagle Mines Limited	10,722	741,113
Aichi Steel Corporation	18,000	107,660
Alacer Gold Corporation†	13,205	148,460
Alamos Gold Incorporated	6,612	126,528
Alkane Resources Limited†	26,657	55,581
Allegheny Technologies Incorporated«	55,139	2,763,567
Alumina Limited	317,758	605,839
Aluminum Corporation of China Limited	584,000	396,133
Aneka Tambang TBK PT	392,674	89,116
Anglo American plc	93,398	3,870,187
Anglo Platinum Limited	11,072	927,000
Anglogold Ashanti Limited	57,235	2,602,521
Antofagasta plc	23,413	508,735
APERAM	2,997	54,771
Aquarius Platinum Limited	50,501	208,030
ArcelorMittal	59,957	1,318,896
Assore Limited	15,107	474,480
Atlas Iron Limited	113,981	477,662
AuRico Gold Incorporated Npv†	10,892	127,906

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	225

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Aurizon Mines Limited†	6,389	$40,319
Ausdrill Limited†	6,943	25,744
Barrick Gold Corporation	69,500	3,537,808
Beadell Resources Limited†	66,580	61,170
BHP Billiton Limited	456,187	19,408,807
BHP Billiton plc	152,617	5,194,437
Bhushan Steel Limited	8,325	62,740
BlueScope Steel Limited	240,441	211,790
Boliden AB	21,000	288,372
Borneo Lumbung Energi & Metal TBK PT†	1,254,000	176,585
Bradespar SA	4,300	105,346
Cap SA†	13,343	571,409
Carpenter Technology Corporation«	77,900	3,931,613
Centamin Egypt Limited†	66,898	112,496
Centerra Gold Incorporated	13,776	290,065
CGA Mining Limited†	44,347	123,617
China Metal Recycling Holdings Limited	65,400	78,510
China Mining Resources Group Limited†	156,000	3,249
China Rare Earth Holdings Limited†	278,043	72,906
China Steel Corporation†	1,689,413	1,842,831
China Zhongwang Holdings Limited	128,000	56,352
Chubu Steel Plate Company Limited	2,600	14,580
Chung Hung Steel Corporation†	110,954	47,964
Cia de Minas Buenaventura SA†	19,009	887,295
Cia Minera Milpo SA	72,475	147,258
Cia Siderurgica Nacional SA†	115,178	1,143,170
Cia Vale do Rio Doce	204,246	5,747,987
Cliffs Natural Resources Incorporated	87,516	7,250,701
Coal of Africa Limited†	38,864	42,504
Coeur D’alene Mines Corporation†«	172,294	4,901,764
Commercial Metals Company	223,834	2,630,050
Compania de Minas Buenaventura SA ADR«	5,559	260,328
Compass Minerals International Incorporated	57,809	4,370,938
Cudeco Limited†(a)	10,995	40,363
Daido Steel Company Limited	51,000	310,014
Delong Holdings Limited†	7,000	2,097
Detour Gold Corporation†	4,548	170,625
Dongkuk Steel Mill Company Limited†	4,963	143,107
Dowa Mining Company Limited	39,000	231,144
Eastern Platinum Limited†	32,617	25,313
El Ezz Aldekhela Steel Alexandria†	164	16,441
El Ezz Steel Company†	15,612	22,742
Eldorado Gold Corporation	34,270	682,740
Eramet	461	98,581
Eregli Demir Ve Celik Fabrikalari Tas	147,713	288,694
Eurasian Natural Resources Corporation	24,425	268,886
European Goldfields Limited†	6,327	75,914
Exxaro Resources Limited	10,919	293,302
Feng Hsin Iron & Steel Company†	61,690	120,177
First Quantum Minerals Limited	43,520	1,070,557
Fortescue Metals Group Limited	177,211	1,155,285

226	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Fosun International	168,000	$117,174
Franco-Nevada Corporation	8,007	344,956
Fresnillo plc	9,400	320,407
Fushan International Energy Group Limited	438,000	207,817
Gabriel Resources Limited†	32,774	236,945
Gerdau SA	18,606	133,593
Gindalbie Metals Limited†	94,123	70,899
Godo Steel Limited	7,000	15,984
Gold Fields Limited	101,356	1,695,668
Goldcorp Incorporated	55,580	2,894,496
Golden Star Resources Limited†	13,559	32,953
Grupo Mexico SAB de CV	525,814	1,789,448
Harmony Gold Mining Company Limited	51,222	689,226
Hecla Mining Company†«	546,477	4,191,479
Hidili Industry International Development Limited†	88,000	46,536
Hindalco Industries Limited†	141,841	467,544
Hindalco Industries Limited GDR144A	47,917	156,708
Hindustan Zinc Limited	26,260	74,796
Hitachi Metals Limited	21,000	254,025
Hudbay Minerals Incorporated	14,987	196,960
Hyundai Hysco†	8,120	367,156
Hyundai Steel Company†	7,606	779,657
Iamgold Corporation	22,249	459,611
Iluka Resources Limited	56,058	994,698
Impala Platinum Holdings Limited	92,359	2,369,224
Independence Group NL	26,428	155,106
Indophil Resources NL†	152,574	59,700
Industrias Penoles SAB de CV	14,823	714,816
Inmet Mining Corporation	3,352	214,510
International Nickel Indonesia TBK	247,428	109,118
Intrepid Mines Limited†	100,257	164,885
Ivanhoe Mines Limited†	21,381	491,460
JFE Holdings Incorporated	70,400	1,636,277
Jiangxi Copper Company Limited	198,000	570,131
Jindal Steel & Power Limited†	66,764	761,187
JSC MMC Norilsk Nickel ADR	180,333	4,528,162
JSW Steel Limited†	21,218	313,965
Kazakhmys plc	16,983	299,218
KGHM Polska Miedz SA	20,916	1,269,266
Kingsgate Consolidated Limited	17,603	172,050
Kinross Gold Corporation	73,707	1,281,763
Kobe Steel Limited	412,000	770,787
Korea Zinc Company Limited	1,674	662,785
Koza Altin Isletmeleri AS	13,742	191,125
Kumba Iron Ore Limited	9,411	652,460
Kyoei Steel Limited	2,500	38,740
Labrador Iron Ore Royalty Corporation	3,556	129,378
Lake Shore Gold Corporation†	38,384	88,581
Lonmin plc	8,473	179,689
Lundin Mining Corporation†	21,355	121,680
Lynas Corporation Limited†	235,520	461,590

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	227

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
MacArthur Coal Limited	26,063	$444,139
Major Drilling Group International	4,509	59,902
Maruichi Steel Tube Limited	12,400	279,142
Medusa Mining Limited	21,450	184,483
Melewar Industrial Group†	1	0
Mercator Minerals Limited†(a)	33,385	87,954
Midas Holdings Limited	65,000	25,388
Minara Resources Limited	62,536	58,965
Mincor Resources NL	16,028	15,350
Minefinders Corporation†	4,880	79,282
Minera Frisco SAB de CV†	88,177	384,484
Mineral Deposit Limited†	6,406	29,986
Mirabela Nickel Limited†	50,990	91,162
Mitsubishi Materials Corporation	167,000	493,084
Mitsubishi Steel Manufacturing Company Limited	10,000	30,631
Mitsui Mining & Smelting Company Limited	75,000	227,486
Mitsui Mining Company Limited	5,500	8,859
Mittal Steel South Africa Limited	25,355	224,472
Mongolian Mining Corporation†	163,500	181,022
Mount Gibson Iron Limited	106,035	190,193
Murchison Metals Limited†	36,942	24,666
Mytilineos Holdings SA†	1,209	6,437
Nakayama Steel Works Limited	14,000	16,564
Nakornthai Strip Mill plc†	5,418,300	41,582
National Aluminum Company Limited	36,556	50,999
Neturen Company Limited	900	7,507
New Gold Incorporated†	34,586	469,717
Newcrest Mining Limited	103,570	4,456,424
Newmont Mining Corporation	94,664	5,927,860
Newmont Mining Corporation of Canada Limited	3,222	202,177
Nippon Denko Company Limited	10,000	60,856
Nippon Light Metal Company Limited	79,000	152,070
Nippon Metal Industry Company Limited	19,000	20,271
Nippon Steel Corporation	843,000	2,541,867
Nippon Yakin Kogyo Company Limited	12,500	28,038
Nisshin Steel Company Limited	107,000	210,281
Nittetsu Mining Company Limited	3,000	12,631
NMDC Limited	58,724	282,013
Norddeutsche Affinerie AG	2,066	121,115
Norsk Hydro ASA	56,832	346,190
Northam Platinum Limited	51,691	267,918
Northern Dynasty Minerals†	2,200	23,161
Northgate Minerals Corporation†	15,900	65,431
NovaGold Resources Incorporated†	12,820	131,303
Nyrstar	7,466	83,638
Nyrstar VVPR Strip†	3,073	13
Ocean Grand Holdings Limited†(a)	306,000	0
Om Holdings Limited	28,126	24,364
OneSteel Limited	184,378	297,966
Osisko Mining Corporation†	24,959	364,968
Outokumpu Oyj	5,218	52,346

228	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
OZ Minerals Limited	44,632	$567,935
Pacific Metals Company Limited	21,000	141,204
Pan American Silver Corporation	7,299	239,772
Pan Australian Resources Limited†	77,441	303,852
Perseus Mining Limited†	78,037	300,332
Petropavlovsk plc	8,612	121,400
Philex Mining Corporation	281,700	185,149
Pilot Gold Incorporated†	4,936	10,938
POSCO†	10,500	3,995,190
Quadra FNX Mining Limited†	9,673	128,209
Randgold Resources Limited	5,799	611,272
Rautaruukki Oyj	4,052	61,452
Real Gold Mining Limited(a)(i)	41,000	17,167
Regis Resources Limited†	88,984	278,882
Reliance Steel & Aluminum Company	49,400	2,047,136
Rio Tinto Limited	59,254	4,634,034
Rio Tinto plc	98,201	5,986,179
Royal Gold Incorporated	35,085	2,690,318
RTI International Metals Incorporated†«	48,632	1,295,556
Sally Malay Mining Limited	21,272	37,641
Salzgitter AG	2,771	171,596
Sandfire Resources NL†	24,651	194,977
Sanyo Special Steel Company Limited	18,000	102,387
Schnitzer Steel Industries Incorporated«	42,609	1,940,414
Seabridge Gold Incorporated†	2,100	61,072
Semafo Incorporated†	15,505	128,720
Sesa Goa Limited†	55,179	282,352
Sherritt International Corporation	27,940	154,921
Shree Precoated Steels Limited†	3,781	406
Silver Standard Resources Incorporated†	5,023	142,386
Silver Wheaton Corporation	21,841	865,566
Silvercorp Metals Incorporated	8,391	73,345
Sims Group Limited	27,457	453,782
Sociedad Minera Cerro Verde SA†	3,244	129,111
Sociedad Minera El Brocal SA	3,920	64,623
SSAB Svenskt Stal AB Class A	9,251	93,148
SSAB Svenskt Stal AB Class B†	4,150	37,302
St Barbara Limited†	67,401	148,906
Steel Authority of India Limited†	76,756	180,700
Steel Dynamics Incorporated«	145,300	1,849,669
Sterlite Industries India Limited	234,216	663,629
Straits Resources Limited†	76,749	67,999
Sumitomo Light Metal Industries Limited	128,000	128,332
Sumitomo Metal Industries Limited	514,000	1,083,322
Sumitomo Metal Mining Company Limited	75,000	1,207,045
Sumitomo Titanium Corporation	3,700	193,441
Sundance Resources Limited Australia†	558,512	285,756
Sylvania Platinum Limited†	6,222	2,827
Talvivaara Mining Company plc	21,825	121,325
Taseko Mines Limited†	8,732	35,042
Tata Steel Limited†	97,577	999,826

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	229

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Metals & Mining (continued)
Teck Cominco Incorporated Limited	31,308	$1,390,685
Teranga Gold Corporation	13,496	32,315
Thompson Creek Metals Company Incorporated†	6,878	56,608
Thyssenkrupp AG	21,395	718,400
Toho Titanium Company Limited†	4,800	109,762
Toho Zinc Company Limited	18,000	77,030
Tokyo Rope Manufacturing Company Limited	29,000	84,487
Tokyo Steel Manufacturing Company Limited	16,100	152,832
Ton Yi Industrial Corporation†	49,350	29,964
Topy Industries Limited	18,000	50,337
Trans Hex Group Limited†	3,465	1,561
Tung Ho Steel Enterprise Corporation†	87,962	94,526
Tycoons Worldwide Groups Thailand PCL†	54,500	14,730
United Company Rusal plc	365,000	398,475
United States Steel Corporation«	92,607	2,789,323
Usinas Siderurgicas de Minas Gerais SA†	39,588	565,756
Vedanta Resources plc	6,812	154,895
Viohalco SA	1,430	6,848
Voestalpine AG	7,838	301,611
Volcan Cia Minera Saa	145,711	160,034
Walter Industries Incorporated	43,254	3,535,582
Western Areas NL	13,015	82,395
Worthington Industries«	117,519	1,909,684
Xingda International Holdings Limited	186,000	111,658
Xstrata plc	135,254	2,349,008
Yamana Gold Incorporated	53,481	846,478
Yamato Kogyo Company Limited	6,500	167,844
Yieh Phui Enterprise†	120,587	47,475
Yodogawa Steel Works Limited	16,000	69,426
Zijin Mining Group Company Limited Class H	843,000	393,424
ZPH Stalprodukt SA	474	41,844

		191,411,295

Paper & Forest Products: 0.24%
AbitibiBowater Incorporated†	44,400	754,356
Ahlstrom Oyj†	1,791	33,186
Canfor Corporation†	5,308	58,538
China Grand Forestry Resources Group Limited†(a)	3,638,000	60,510
Chuetsu Pulp & Paper Company Limited†	4,000	7,092
Compania Manufacturera De Papeles y Cartones SA†	18,142	784,790
Daiken Corporation	5,000	17,898
Daio Paper Corporation	17,000	144,962
Fibria Celulose SA	27,515	269,636
Gunns Limited(a)	59,667	13,176
Hokuetsu Paper Mills Limited	16,000	115,019
Holmen AB Class B	2,500	71,050
Lee & Man Paper Manufacturing Limited	168,000	76,902
Louisiana-Pacific Corporation†«	239,995	1,600,767
MeadWestvaco Corporation	107,600	2,961,152
Mitsubishi Paper Mills Limited	15,000	15,397
Mondi plc	23,407	206,867

230	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Paper & Forest Products (continued)
Mondi Swiecie SA†	1,542	$41,863
Nine Dragons Paper Holdings Limited	225,000	161,913
Nippon Paper Group Incorporated	15,500	394,095
OJI Paper Company Limited	127,000	679,621
Paperlinx Limited	60,182	7,103
Rayonier Incorporated	80,969	3,395,840
Sappi Limited	70,812	271,497
Shihlin Paper Corporation†	26,000	49,164
Sino-Forest Corporation†(a)	14,102	0
Stora Enso Oyj	37,695	274,900
Svenska Cellulosa AB Class A†	1,000	13,491
Svenska Cellulosa AB Class B	42,500	572,154
Tokushu Tokai Holdings Company Limited†	7,000	14,228
UPM-Kymmene Oyj	32,665	427,303
West Fraser Timber Company Limited	2,275	98,754
Yuen Foong Yu Paper Manufacturing Company Limited†	175,565	72,428

		13,665,652

Telecommunication Services: 3.06%

Diversified Telecommunication Services: 1.83%
AboveNet Incorporated«	39,683	2,439,711
AT&T Incorporated	729,898	20,787,495
BCE Incorporated	18,000	723,823
Belgacom SA	8,553	279,973
Bell Aliant Incorporated	11,577	322,142
Bezeq Israeli Telecommunication Corporation Limited	139,782	306,709
BT Group plc	567,459	1,573,829
Cable & Wireless Communication plc	158,839	91,098
Cable & Wireless Worldwide plc	158,839	89,601
CenturyTel Incorporated	75,371	2,724,662
China Telecom Corporation Limited	2,202,000	1,448,055
China Unicom Limited	1,821,688	3,817,660
Chunghwa Telecom Company Limited	591,602	2,042,912
Cincinnati Bell Incorporated†«	363,158	1,231,106
Citic 1616 Holdings Limited	350	80
Colt Telecom Group SA†	4,296	7,706
Deutsche Telekom AG	207,348	2,617,749
Elisa Oyj	8,050	170,328
France Telecom SA	121,586	2,322,957
France Telecom SA ADR«	11,264	206,019
Frontier Communications Corporation«	664,141	4,974,416
Hellenic Telecommunications Organization SA†	12,060	74,037
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	80,411
ILIAD SA	1,041	124,713
Inmarsat plc	28,161	214,789
KT Corporation†	16,761	579,344
Level 3 Communications Incorporated†«	3,329,500	5,993,100
LG Telecom Limited†	31,079	145,970
Magyar Telekom plc	48,339	129,881
Mahanagar Telephone Nigam Limited†	8,074	6,249
Manitoba Telecom Services Incorporated	5,945	196,872

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	231

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
Netia SA†	62,583	$110,477
Nippon Telegraph & Telephone Corporation	58,500	2,739,016
Oilexco Incorporated(a)	3,636	0
PCCW Limited	793,000	340,971
Portugal Telecom SGPS SA	44,738	385,133
Royal KPN NV	98,795	1,397,174
Shin Satellite PCL	188,600	64,817
Singapore Telecommunications Limited	687,100	1,775,584
Singapore Telecommunications Limited GDR	352,000	906,933
SK Broadband Company Limited	33,822	116,430
Swisscom AG	1,422	637,537
TalkTalk Telecom Group plc	22,153	46,002
Tata Communications Limited†	3,567	15,808
TDC AS	21,235	184,563
Tele Norte Leste Participacoes SA†	12,254	170,197
Tele2 AB	19,406	407,572
Telecom Argentina SA ADR«	2,951	68,257
Telecom Corporation of New Zealand Limited	244,383	528,833
Telecom Egypt†	36,313	91,255
Telecom Italia RSP	378,573	414,732
Telecom Italia SpA	651,892	790,661
Telecom Malaysia Berhad	238,400	333,397
Telecomunicacoes de Sao Paulo SA†	3,600	100,974
Telefonica O2 Czech Republic AS	10,454	266,944
Telefonica SA	226,524	4,709,466
Telefonos de Mexico SA de CV	896,736	767,485
Telekom Austria AG	18,285	202,714
Telekomunikacja Polska SA	99,316	596,004
Telekomunikasi Indonesia TBK PT	1,560,500	1,348,223
Telenet Group Holding NV	3,811	154,449
Telenor ASA	52,600	878,052
Teliasonera AB	135,232	964,494
Telkom South Africa Limited	31,738	162,282
Telstra Corporation Limited	585,698	1,897,968
Telus Corporation(a)	3,543	195,294
Telus Corporation (non-voting)	9,400	492,893
True Corporation PCL	489,562	64,033
TT&T PCL(a)	270,800	1,175
Turk Telekomunikasyon AS	75,442	344,928
TW Telecom Incorporated†«	268,171	5,173,019
Verizon Communications Incorporated	347,324	12,562,709
Windstream Corporation«	339,435	4,310,825
Xl Axiata TBK PT	244,500	148,448

		102,591,125

Wireless Telecommunication Services: 1.23%
Advanced Info Service PCL	202,100	765,377
America Movil SAB de CV Class A	22,794	28,173
America Movil SAB de CV Class L	6,007,236	7,692,596
American Tower Corporation Class A†	76,102	4,098,854
Bharti Airtel Limited†	186,557	1,646,834

232	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Wireless Telecommunication Services (continued)
Cellcom Israel Limited	6,225	$139,764
China Mobile Limited	816,500	8,341,053
Crown Castle International Corporation†	47,366	2,057,105
Digi.com Berhad	39,300	399,892
Egyptian Company For Mobile Services†	2,934	48,722
Empresa Nacional de Telecomunicaciones SA†	14,190	313,761
Far Eastone Telecommunications Company Limited	322,722	517,085
Freenet AG	6,810	84,993
Globe Telecom Incorporated	4,050	86,418
Idea Cellular Limited†	248,973	543,310
KDDI Corporation	399	2,993,290
Maxis Berhad	342,200	611,870
Mobile Telesystems ADR	100,000	1,693,000
Mobilone Limited	94,400	196,761
Mobistar SA	1,938	125,493
MTN Group Limited	166,015	3,415,121
NTT DoCoMo Incorporated	1,950	3,554,762
NTT DoCoMo Incorporated ADR	22,450	410,162
Okinawa Cellular Telephone Company	6	13,370
Orascom Telecom Holding SAE†	313,006	184,449
Partner Communications Company Limited†	5,768	63,674
Philippine Long Distance Telephone Company	20,630	1,154,986
PT Indonesian Satellite Corporation TBK	138,500	87,522
Reliance Communications Limited†	99,697	173,473
Reliance Communications Limited GDR 144A	32,828	56,710
Rogers Communications Incorporated	27,400	1,063,488
SBA Communications Corporation†«	74,113	2,800,730
SK Telecom Company Limited	5,006	728,617
SmarTone Telecommunications Holding Limited	47,500	90,225
Softbank Corporation	115,800	3,849,758
Sprint Nextel Corporation†«	341,331	1,283,405
StarHub Limited	75,000	179,229
Taiwan Mobile Company Limited	472,447	1,283,164
Tata Teleservices Maharashtra Limited†	26,818	10,999
Telephone & Data Systems Incorporated«	98,199	2,516,840
Telephone & Data Systems Incorporated Special Shares	83,765	2,123,443
Tim Participacoes SA	121,288	740,574
TM International SDN Berhad	406,850	650,989
Total Access Group Incorporated†	81,100	188,746
Turkcell Iletisim Hizmetleri AS	104,104	467,158
United States Cellular Corporation†«	9,019	389,982
Vodafone Group plc	3,617,762	9,493,929

		69,359,856

Utilities: 5.02%

Electric Utilities: 2.00%
Acciona SA	1,629	152,344
AES Corporation†	89,700	974,142
Allete Incorporated	57,532	2,247,200
American Electric Power Company Incorporated	58,598	2,263,641

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	233

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electric Utilities (continued)
Atel Holding AG†	575	$161,097
BKW FMB Energie AG	678	39,847
Brookfield Infrastructure Partners LP«	4,875	129,236
Centrais Electricas Brasileiras SA†	36,800	376,808
CESC Limited†	11,882	78,320
CEZ AS	26,282	1,233,488
Cheung Kong Infrastructure Holdings Limited	45,000	272,582
Chubu Electric Power Company Incorporated	95,700	1,813,452
Cia Energetica de Minas Gerais†	5,980	90,757
Cia General de Electricidad SA	35,408	197,265
Cleco Corporation«	118,226	4,200,570
CLP Holdings Limited	263,000	2,437,495
Contact Energy Limited†	45,974	211,935
CPFL Energia SA	16,300	212,466
DPL Incorporated	77,975	2,333,012
Duke Energy Corporation	162,031	3,064,006
E.ON AG	139,266	3,041,327
Edison International	34,768	1,293,022
Electricite de France	17,853	545,131
Emera Incorporated	8,089	261,676
Empresa Electrica Pehuenche SA	6,772	41,090
Endesa SA	5,358	138,040
Enea SA	23,564	143,592
Enel SpA	443,540	2,163,308
Energias de Portugal SA	145,612	477,988
Enersis SA (Chile)	1,905,438	760,027
Entergy Corporation	20,739	1,352,390
EVN AG†	581	9,732
Exelon Corporation	81,100	3,497,032
FirstEnergy Corporation	51,346	2,272,061
Fortis Incorporated (Canada)	11,474	382,662
Fortum Oyj	27,416	736,795
Great Plains Energy Incorporated	86,446	1,690,019
Hawaiian Electric Industries Incorporated«	185,784	4,462,532
Hokkaido Electric Power Company Incorporated	26,600	432,854
Hokuriku Electric Power Company	26,500	480,313
Hong Kong Electric Holdings Limited	174,605	1,356,034
Iberdrola SA	278,017	2,044,906
IDACORP Incorporated«	96,163	3,673,427
Infratil Limited	80,556	121,095
ITC Holdings Corporation	89,512	6,772,478
Japan Wind Development Company Limited†	12	18,239
Kansai Electric Power Company Incorporated	112,500	1,998,708
Korea Electric Power Corporation†	38,644	820,396
KSK Energy Ventures Limited†	40,370	87,355
Kyushu Electric Power Company Incorporated	58,700	973,893
Manila Electric Company†	52,410	326,248
Nextera Energy Incorporated	51,711	2,933,048
Northeast Utilities	116,522	4,043,313
NV Energy Incorporated	155,579	2,321,239
Pepco Holdings Incorporated«	149,988	2,921,766

234	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corporation	72,204	$3,194,305
PNM Resources Incorporated	153,637	2,298,410
Polska Grupa Energetyczna SA	82,556	591,018
Portland General Electric Company	147,053	3,546,918
Power Grid Corporation of India Limited	234,622	512,550
PPL Corporation	64,966	1,876,218
Progress Energy Incorporated	33,929	1,655,735
Public Power Corporation SA	5,300	45,485
Red Electrica de Espana	6,567	322,661
Reliance Energy Limited†	21,390	204,188
Romande Energie Holding SA†	7	11,466
RWE AG	27,089	1,016,005
Scottish & Southern Energy plc	60,732	1,279,053
Shikoku Electric Power Company Incorporated	27,700	686,501
Southern Company	103,038	4,261,652
SP AusNet	146,638	145,567
Spark Infrastructure Group 144A	222,795	299,762
Tata Power Company Limited†	24,451	558,291
Tauron Polska Energia SA	210,484	389,795
Tenaga Nasional Berhad	310,837	550,840
Terna SpA	78,220	283,807
The Chugoku Electric Power Company Incorporated	37,600	629,359
The Okinawa Electric Power Company Incorporated	1,600	75,846
Tohoku Electric Power Company Incorporated	67,300	894,483
Tokyo Electric Power Company Incorporated	219,700	1,126,772
Torrent Power Limited	26,581	130,134
Trustpower Limited	3,817	23,261
Unisource Energy Corporation«	71,809	2,718,689
Verbund Oesterreichische Elektrizitaetswirtschafts AG	4,699	180,709
Westar Energy Incorporated«	222,513	5,929,971

		112,522,850

Gas Utilities: 0.97%
AGL Resources Incorporated	152,669	6,323,550
APA Group	82,305	355,171
Atmos Energy Corporation	176,446	5,917,999
Aygaz AS†	12,972	64,686
China Gas Holdings Limited	462,000	158,291
Enagas SA	12,390	259,623
Energen Corporation	48,126	2,362,987
Envestra Limited	96,353	72,418
Gail India Limited†	77,031	689,683
Gas Natural SDG SA	16,688	305,036
Hong Kong & China Gas Company Limited	636,946	1,500,429
Korea Gas Corporation†	3,903	125,474
Laclede Group Incorporated	38,048	1,510,506
Northwest Natural Gas Company«	46,937	2,122,491
Oneok Incorporated«	66,646	4,725,201
Osaka Gas Company Limited	270,000	1,097,539
Perusahaan Gas Negara PT	1,582,000	569,303
Petronas Gas Berhad†	36,100	161,448

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	235

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Gas Utilities (continued)
Piedmont Natural Gas Company Incorporated«	140,390	$4,338,051
Questar Corporation	117,903	2,209,502
Saibu Gas Company Limited	32,000	86,900
Shizuoka Gas Company Limited	5,500	34,590
Snam Rete Gas SpA	95,587	461,824
South Jersey Industries Incorporated	50,469	2,600,668
Southwest Gas Corporation	89,707	3,320,953
Toho Gas Company Limited	68,000	401,503
Tokyo Gas Company Limited	342,000	1,573,702
UGI Corporation	216,239	6,435,273
WGL Holdings Incorporated«	98,155	4,059,691
Xinao Gas Holdings Limited	94,000	323,039
Yingde Gases Group Company	206,000	205,450

		54,372,981

Independent Power Producers & Energy Traders: 0.34%
Aboitiz Power Corporation	223,000	158,511
Adani Power Limited†	93,197	185,936
Babcock & Brown Wind Partners	70,286	19,285
Brookfield Renewable Power Fund	2,800	67,991
China Longyuan Power Group	323,000	294,377
China Resources Power Holdings Company	220,600	372,908
Colbun SA†	1,123,579	314,203
Constellation Energy Group Incorporated	119,900	4,614,951
Drax Group plc	16,810	141,671
Dynegy Incorporated†	180,899	795,956
Edison SpA	19,099	22,831
EDP Renovaveis SA†	9,632	57,660
Electric Power Development Company	18,000	506,180
Electricity Generating PCL†	29,800	92,382
Empresa Nacional de Electricidad SA (Chile)	468,386	806,938
Energy World Corporation Limited†	112,693	86,890
Etrion Corporation†	2,567	1,854
Genon Energy Incorporated†	1,492,008	4,535,704
Glow Energy PCL	31,600	57,201
GMR Infrastructure Limited†	111,348	65,778
GVK Power & Infrastructure Limited†	127,035	46,648
International Power plc	95,727	527,495
JSW Energy Limited	47,611	56,400
Neyveli Lignite Corporation Limited†	4,901	8,882
NHPC Limited	199,612	105,333
NRG Energy Incorporated†«	160,504	3,762,214
NTPC Limited†	193,872	716,393
PNOC Energy Development Corporation	938,750	139,188
Ratchaburi Electricity Generating Holding PCL ADR†	20,700	30,563
Reliance Power Limited†	82,833	153,702
Sechilienne SA	456	9,302
Solartron PCL†	391,200	33,416
Tractebel Energia SA	19,929	316,731
Transalta Corporation	12,700	285,565

		19,391,039

236	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value

Multi-Utilities: 1.59%
ACEA SpA	1,765	$15,304
AEM SpA	58,540	80,909
AGL Energy Limited	62,809	1,042,870
Alliant Energy Corporation	73,418	2,978,568
Ameren Corporation	159,606	4,829,678
ATCO Limited	2,829	184,883
Avista Corporation«	110,720	2,810,074
Black Hills Corporation	75,942	2,323,825
Canadian Utilities Limited Class A	4,999	306,280
Canadian Utilities Limited Class B	258	15,675
Centerpoint Energy Incorporated	262,710	5,256,827
Centrica plc	358,663	1,737,835
CMS Energy Corporation«	167,921	3,308,044
Consolidated Edison Incorporated	35,715	2,007,540
Dominion Resources Incorporated	71,286	3,474,480
DTE Energy Company	112,074	5,666,461
Enel Green Power SpA	87,603	201,747
Gaz de France	92,767	2,913,851
Hera SpA	15,096	27,854
Integrys Energy Group Incorporated	49,932	2,500,095
Just Energy Group Incorporated	8,403	109,317
MDU Resources Group Incorporated	115,603	2,466,968
National Grid plc	248,706	2,505,625
NiSource Incorporated«	184,283	3,936,285
NorthWestern Corporation	70,331	2,384,924
NSTAR	68,950	3,152,394
OGE Energy Corporation	64,698	3,238,135
PG&E Corporation	48,665	2,060,963
Public Service Enterprise Group Incorporated	62,502	2,133,193
Scana Corporation«	77,057	3,099,233
Sempra Energy	25,609	1,344,985
Suez Environment SA	16,112	269,634
TECO Energy Incorporated	134,264	2,457,031
United Utilities Group plc	41,317	401,673
Vector Limited	28,886	62,113
Vectren Corporation	158,537	4,339,158
Veolia Environment	24,787	411,625
Wisconsin Energy Corporation	155,626	4,924,007
Xcel Energy Incorporated	322,238	7,949,611
YTL Corporation Berhad	472,780	207,129
YTL Power International Berhad	325,203	206,768

		89,343,571

Water Utilities: 0.12%
American Water Works Company Incorporated	116,178	3,459,781
Aqua America Incorporated«	87,550	1,933,104
China Water Affairs Group Limited	100,000	33,813
Guangdong Investment Limited	348,000	211,234
Hyflux Limited	81,500	117,091
Manila Water Company	64,900	29,601
Northumbrian Water Group plc	26,163	195,500

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	237

DIVERSIFIED STOCK PORTFOLIO

Security Name		Shares	Value

Water Utilities (continued)
Pennon Group plc		20,480	$214,652
Puncak Niaga Holding Berhad†		13,700	5,281
Severn Trent plc		15,013	357,281
Sound Global Limited		168,000	87,194

			6,644,532

Total Common Stocks (Cost $5,266,796,864)			5,564,444,668

	Dividend Yield
Preferred Stocks: 0.83%

Consumer Discretionary: 0.05%

Automobiles: 0.05%
Bayerische Motoren Werke AG	3.31%	3,268	176,685
Fiat Industrial†	0.00	4,164	20,751
Fiat SpA	7.06	4,164	18,295
Porsche AG	1.59	9,760	657,019
Volkswagen AG	1.98	9,213	1,531,659

			2,404,409

Media: 0.00%
ProSiebenSat.1 Media AG	8.13	4,409	88,011

Textiles, Apparel & Luxury Goods: 0.00%
Hugo Boss AG	2.68	1,564	154,415

Consumer Staples: 0.09%

Beverages: 0.08%
Cia de Bebidas DAS Americas	4.34	123,294	4,286,904

Household Products: 0.01%
Henkel AG & Company KGaA	1.82	10,953	647,010

Energy: 0.15%

Oil, Gas & Consumable Fuels: 0.15%
Petroleo Brasileiro SA	4.94	666,558	8,709,345

Financials: 0.25%

Commercial Banks: 0.25%
Banco Bradesco SA	3.30	297,528	5,261,268
Banco Itau Holding Financeira SA	3.45	321,031	5,818,044
Investimentos Itau SA	3.95	413,051	2,485,727
Shinkin Central Bank	4.33	92	180,695
Swedbank AB	5.99	10,037	136,788

			13,882,522

Insurance: 0.00%
Unipol Gruppo Finanziario SpA†	0.00	18,590	6,851

238	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security Name	Dividend Yield		Shares	Value

Materials: 0.22%

Chemicals: 0.02%
Braskem SA	5.50%		30,900	$366,864
Fuchs Petrolub AG	2.83		1,872	85,671
Sociedad Quimica y Minera de Chile SA Class B	1.30		13,518	865,937

				1,318,472

Metals & Mining: 0.20%
Bradespar SA	3.96		34,500	766,113
Companhia Vale do Rio Doce Class A	5.81		318,130	8,123,616
Gerdau SA	2.24		131,602	1,124,309
Metalurgica Gerdau SA	2.82		40,756	439,588
Usinas Siderurgicas de Minas Gerais SA Class A	4.75		77,402	583,469

				11,037,095

Telecommunication Services: 0.04%

Diversified Telecommunication Services: 0.04%
Brasil Telecom SA	8.10		31,319	235,104
Tele Norte Leste Participacoes SA	4.24		39,777	514,235
Telecomunicacoes de Sao Paulo SA	10.18		45,702	1,440,048
Telemar Norte Leste SA	4.08		5,378	154,019

				2,343,406

Utilities: 0.03%

Electric Utilities: 0.03%
Centrais Electricas Brasileiras SA Preferred B	7.96		39,500	524,549
Cia Energetica de Minas Gerais	4.36		56,943	1,055,229
RWE AG	14.81		2,018	68,147

				1,647,925

Total Preferred Stocks (Cost $42,974,552)				46,526,365

		Expiration Date

Rights: 0.00%

Industrials: 0.00%
Abertis Infraestructuras†		09/05/2011	26,569	20,992

Total Rights (Cost $24,844)				20,992

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Tat Hong Holdings Limited(a)†		08/02/2013	700	12

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL†		05/18/2013	9,570	824

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Krispy Kreme Doughnuts Incorporated†(a)		03/02/2012	138	83
Sinarmas Land Limited†		11/18/2015	42,500	4,058

				4,141

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	239

DIVERSIFIED STOCK PORTFOLIO

Security Name		Expiration Date	Shares	Value

Food Products: 0.00%
Kulim Malaysia Berhad†		10/21/2015	8,450	$3,994

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA†		06/30/2014	3,641	1,852

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation†		09/17/2014	1,456	4,460
Resolute Mining Limited†		12/31/2011	321	353

				4,813

Total Warrants (Cost $16,964)				15,636

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.00%

Financials: 0.00%

Commercial Banks: 0.00%
Banco de Sabadell SA	7.75%	11/11/2013	$722	638

Total Convertible Debentures (Cost $4,920)				638

Foreign Government Bonds@: 0.00%
Italia Certificati di Credito del Tesoro (EUR)^	2.64	12/31/2012	8,000	11,059

Total Foreign Government Bonds (Cost $34,489)				11,059

Other: 0.10%
Gryphon Funding Limited, Pass-through Entity(a)(i)(v)			$5,521,785	2,106,561
VFNC Corporation, Pass-through Entity, 0.21%(a)144A(i)(v)±			6,379,320	3,444,833

Total Other (Cost $2,536,625)				5,551,394

	Yield		Shares

Short-Term Investments: 16.05%

Investment Companies: 16.05%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		151,506,200	151,506,200
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.19		751,691,437	751,691,437

Total Short-Term Investments (Cost $903,197,637)				903,197,637

Total Investments in Securities
(Cost $6,215,586,895)*	115.91%	6,519,768,389
Other Assets and Liabilities, Net	(15.91)	(895,125,665)

Total Net Assets	100.00%	$5,624,642,724

240	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate. The total cost of affiliated investments is $919,765,797.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3 (c)(7) of the 1940 Act.

@	Foreign bond principal is denominated in local currency.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is 6,285,980,199 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$682,262,678
Gross unrealized depreciation.	(448,474,488)

Net unrealized appreciation	$233,788,190

The following table shows the percent of total long-term investments by geographic location as of August 31, 2011:

United States	65.86%
Japan	6.77%
United Kingdom	2.99%
Australia	2.55%
Canada	1.90%
South Korea	1.50%
Switzerland	1.47%
Brazil	1.43%
Taiwan	1.27%
France	1.24%
Other	13.02%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	241

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 0.22%
FHLMC±	0.11%	02/02/2012	$1,000,000	$999,808

Total Agency Securities (Cost $999,660)				999,808

Certificates of Deposit: 8.53%
ANZ National (International) Limited±144A	0.34	09/13/2011	1,000,000	999,980
Bank of Montreal (Chicago)	0.14	09/30/2011	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Limited (New York)	0.15	09/06/2011	3,000,000	2,999,970
Barclays Bank plc (New York)±	0.61	04/16/2012	1,000,000	999,690
Barclays Bank plc (New York)±	0.67	01/17/2012	1,000,000	1,000,600
Barclays Bank plc (New York)±	0.71	10/24/2011	1,000,000	1,000,350
Credit Suisse (New York)	0.27	10/28/2011	1,000,000	1,000,030
DnB NOR Bank ASA (New York)	0.22	10/18/2011	4,000,000	3,999,880
National Bank of Canada±	0.38	10/07/2011	1,000,000	999,950
Nordea Bank Finland plc (New York)	0.15	09/14/2011	2,000,000	2,000,000
Nordea Bank Finland plc (New York)	0.15	09/19/2011	1,000,000	1,000,000
Norinchukin Bank (New York)	0.18	09/06/2011	3,000,000	2,999,970
Rabobank Nederland NV (New York)±	0.29	12/06/2011	1,000,000	1,000,030
Rabobank Nederland NV (New York)±	0.29	01/10/2012	1,000,000	1,000,040
Rabobank Nederland NV (New York)±	0.31	04/24/2012	1,000,000	999,700
Royal Bank of Scotland±	0.47	09/13/2011	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB (New York)	0.20	09/15/2011	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB (New York)	0.20	09/19/2011	1,000,000	999,990
Skandinaviska Enskilda Banken AB (New York)	0.22	09/14/2011	1,000,000	1,000,000
Sumitomo Trust & Banking Company Limited (New York)	0.15	09/07/2011	5,000,000	5,000,000
Toronto-Dominion Bank (New York)	0.13	09/13/2011	1,000,000	1,000,020
Toronto-Dominion Bank (New York)	0.13	09/23/2011	1,000,000	1,000,030

Total Certificates of Deposit (Cost $37,999,953)				38,000,230

Commercial Paper: 55.46%
ABN AMRO Funding USA LLC 144A(p)^	0.23	09/06/2011	2,000,000	1,999,940
ABN AMRO Funding USA LLC 144A(p)^	0.24	09/09/2011	2,000,000	1,999,920
Alpine Securitzation 144A^	0.19	09/23/2011	5,000,000	4,999,350
Amsterdam Funding Corporation 144A(p)^	0.20	09/12/2011	1,000,000	999,940
Amsterdam Funding Corporation 144A(p)^	0.23	09/16/2011	1,000,000	999,910
Amsterdam Funding Corporation 144A(p)^	0.24	09/23/2011	1,000,000	999,860
Anglesea Funding LLC 144A^	0.33	09/07/2011	3,000,000	2,999,907
Antalis US Funding Corporation 144A(p)^	0.16	09/01/2011	5,000,000	4,999,978
Argento Variable Funding Company Limited 144A(p)^	0.19	09/07/2011	1,000,000	999,970
Argento Variable Funding Company Limited 144A(p)^	0.20	09/09/2011	1,000,000	999,960
Argento Variable Funding Company Limited 144A(p)^	0.21	09/12/2011	1,000,000	999,940
Argento Variable Funding Company Limited 144A(p)^	0.21	09/14/2011	1,000,000	999,930
Argento Variable Funding Company Limited 144A(p)^	0.24	09/20/2011	1,000,000	999,880
ASB Finance Limited±144A	0.37	12/05/2011	1,000,000	1,000,146
ASB Finance Limited±144A	0.37	12/02/2011	1,000,000	1,000,150
Atlantic Asset Securitiaztion 144A(p)^	0.14	09/01/2011	1,000,000	999,996
Atlantis One Funding Corporation 144A(p)^	0.21	09/22/2011	2,000,000	1,999,880
Autobahn Funding Company LLC 144A(p)^	0.16	09/01/2011	2,000,000	1,999,991
Axis Bank Limited^	0.38	09/26/2011	2,000,000	1,999,140
Axis Bank Limited^	0.44	10/03/2011	1,000,000	999,530
Barclays Bank plc 144A^	0.29	10/19/2011	2,000,000	1,999,380
Barton Capital Corporation 144A^	0.11	09/01/2011	1,000,000	999,997

242	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
BNZ International Funding Limited±144A(p)	0.36%	10/07/2011	$1,000,000	$1,000,050
BNZ International Funding Limited±144A(p)	0.36	10/12/2011	1,000,000	1,000,070
CAFCO LLC 144A(p)^	0.16	09/20/2011	1,000,000	999,940
Caisse d’Amortissement de la Dette Sociale 144A(p)^	0.21	09/28/2011	1,000,000	999,940
Caisse d’Amortissement de la Dette Sociale 144A(p)^	0.21	10/03/2011	1,000,000	999,920
Caisse d’Amortissement de la Dette Sociale 144A(p)^	0.22	10/11/2011	2,000,000	1,999,780
Caisse d’Amortissement de la Dette Sociale 144A(p)^	0.23	10/24/2011	1,000,000	999,850
Caisse d’Amortissement de la Dette Sociale 144A(p)^	0.36	10/26/2011	2,000,000	1,999,689
Caisse des Depots et Consignations 144A^	0.21	09/09/2011	2,000,000	1,999,940
Caisse des Depots et Consignations 144A^	0.29	09/12/2011	1,000,000	999,950
Cancara Asset Securitisation LLC 144A(p)^	0.18	09/07/2011	1,000,000	999,970
Cancara Asset Securitisation LLC 144A(p)^	0.18	09/08/2011	1,000,000	999,960
Cancara Asset Securitisation LLC 144A(p)^	0.20	09/12/2011	1,000,000	999,940
Cancara Asset Securitisation LLC 144A(p)^	0.20	09/14/2011	1,000,000	999,930
Cancara Asset Securitisation LLC 144A(p)^	0.20	09/19/2011	2,000,000	1,999,780
Cancara Asset Securitisation LLC 144A(p)^	0.24	09/20/2011	1,000,000	999,880
Cancara Asset Securitisation LLC 144A(p)^	0.24	09/30/2011	1,000,000	999,810
Chariot Funding LLC 144A(p)^	0.14	09/12/2011	1,000,000	999,970
Chariot Funding LLC 144A(p)^	0.16	09/14/2011	3,000,000	2,999,880
Charta LLC 144A(p)^	0.17	09/09/2011	1,000,000	999,970
Charta LLC 144A(p)^	0.23	09/12/2011	2,000,000	1,999,920
Charta LLC 144A(p)^	0.24	10/06/2011	1,000,000	999,880
Commonwealth Bank of Australia 144A	0.30	09/02/2011	2,000,000	2,000,000
Concord Minutemen Capital Company 144A(p)^	0.37	09/14/2011	1,000,000	999,930
Concord Minutemen Capital Company 144A(p)^	0.38	09/19/2011	2,000,000	1,999,780
Concord Minutemen Capital Company 144A(p)^	0.39	09/28/2011	1,000,000	999,823
CRC Funding LLC 144A(p)^	0.15	09/12/2011	1,000,000	999,940
CRC Funding LLC 144A(p)^	0.16	09/19/2011	1,000,000	999,910
CRC Funding LLC 144A(p)^	0.20	09/21/2011	2,000,000	1,999,800
Credit Suisse (New York)^	0.13	09/07/2011	3,000,000	2,999,910
Crown Point Capital Company 144A(p)^	0.20	09/02/2011	1,000,000	999,990
Crown Point Capital Company 144A(p)^	0.35	09/08/2011	1,000,000	999,960
Crown Point Capital Company 144A(p)^	0.36	09/09/2011	1,000,000	999,960
Crown Point Capital Company 144A(p)^	0.37	09/13/2011	1,000,000	999,930
Crown Point Capital Company 144A(p)^	0.38	09/16/2011	1,000,000	999,910
Crown Point Capital Company 144A(p)^	0.38	09/19/2011	1,000,000	999,890
Crown Point Capital Company 144A(p)^	0.39	09/27/2011	1,000,000	999,830
Danske Corporation 144A^	0.16	09/01/2011	2,000,000	1,999,991
EDF SA 144A^	0.16	09/06/2011	1,000,000	999,970
Erste Abwicklungsanstalt 144A^	0.22	09/07/2011	1,000,000	999,970
Erste Abwicklungsanstalt 144A^	0.23	09/14/2011	1,000,000	999,950
Erste Abwicklungsanstalt 144A^	0.23	09/28/2011	1,000,000	999,870
Erste Abwicklungsanstalt 144A^	0.24	09/29/2011	2,000,000	1,999,720
Fairway Finance Corporation 144A^	0.19	09/06/2011	1,000,000	999,980
Falcon Asset Securitization Company LLC 144A(p)^	0.11	09/12/2011	2,000,000	1,999,940
Falcon Asset Securitization Company LLC 144A(p)^	0.14	09/13/2011	3,000,000	2,999,880
Govco LLC 144A(p)^	0.19	09/12/2011	1,000,000	999,940
Govco LLC 144A(p)^	0.20	09/22/2011	1,000,000	999,860
Govco LLC 144A(p)^	0.25	10/24/2011	3,000,000	2,998,860
Govco LLC 144A(p)^	0.25	10/26/2011	2,000,000	1,999,200
Grampian Funding Limited 144A(p)^	0.19	09/08/2011	1,000,000	999,990

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	243

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
Grampian Funding Limited 144A(p)^	0.21%	09/13/2011	$1,000,000	$999,980
Grampian Funding Limited 144A(p)^	0.23	09/23/2011	1,000,000	999,930
Grampian Funding Limited 144A(p)	0.35	09/02/2011	2,000,000	2,000,006
ICICI Bank Limited^	0.61	09/16/2011	1,000,000	999,910
ING US Funding LLC^	0.27	09/19/2011	2,000,000	1,999,820
Jupiter Securitization Company LLC 144A^	0.14	09/12/2011	3,000,000	2,999,820
Kells Funding LLC±144A(p)	0.36	11/29/2011	2,000,000	2,000,360
Kells Funding LLC±144A(p)	0.38	02/21/2012	2,000,000	1,997,180
Kredietbank NA Finance Corporation^	0.16	09/01/2011	5,000,000	4,999,978
Legacy Capital Company 144A(p)	0.00	09/01/2011	2,000,000	2,000,000
Legacy Capital Company 144A(p)^	0.37	09/13/2011	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(p)^	0.36	09/01/2011	1,000,000	999,990
Lexington Parker Capital Company LLC 144A(p)^	0.33	09/06/2011	2,000,000	1,999,920
Lexington Parker Capital Company LLC 144A(p)^	0.37	09/14/2011	1,000,000	999,910
Lexington Parker Capital Company LLC 144A(p)^	0.38	09/20/2011	1,000,000	999,850
Lexington Parker Capital Company LLC 144A(p)^	0.38	09/21/2011	1,000,000	999,840
Lexington Parker Capital Company LLC 144A(p)^	0.38	09/22/2011	1,000,000	999,830
Liberty Funding LLC 144A	0.00	09/01/2011	1,000,000	1,000,000
LMA Americas LLC 144A(p)^	0.16	09/01/2011	5,000,000	4,999,978
Macquarie Bank Limited 144A^	0.28	09/06/2011	2,000,000	1,999,920
Macquarie Bank Limited 144A^	0.36	09/28/2011	1,000,000	999,790
Metlife Short Term Funding 144A(p)^	0.19	09/21/2011	1,000,000	999,890
Metlife Short Term Funding 144A(p)^	0.19	09/28/2011	3,000,000	2,999,550
Metlife Short Term Funding 144A(p)^	0.19	09/29/2011	2,000,000	1,999,680
Metlife Short Term Funding 144A(p)^	0.20	10/05/2011	1,000,000	999,800
Mont Blanc Capital Corporation 144A(p)^	0.17	09/06/2011	2,000,000	1,999,940
Mont Blanc Capital Corporation 144A(p)^	0.19	09/14/2011	1,000,000	999,930
Mont Blanc Capital Corporation 144A(p)^	0.29	09/22/2011	2,000,000	1,999,720
National Cooperative Services^	0.00	09/01/2011	1,000,000	1,000,000
Newport Funding Corporation 144A(p)	0.23	09/23/2011	1,000,000	999,860
Nieuw Amsterdam Receivables Corporation 144A(p)^	0.16	09/19/2011	1,000,000	999,900
Nieuw Amsterdam Receivables Corporation 144A(p)^	0.19	09/22/2011	1,000,000	999,880
Nieuw Amsterdam Receivables Corporation 144A(p)^	0.21	10/04/2011	1,000,000	999,800
Nieuw Amsterdam Receivables Corporation 144A(p)^	0.21	10/05/2011	2,000,000	1,999,580
Nieuw Amsterdam Receivables Corporation 144A(p)^	0.24	09/08/2011	1,000,000	999,970
Nordea North America Incorporated^	0.14	09/15/2011	3,000,000	2,999,820
Northern Pines Funding LLC 144A(p)^	0.21	09/06/2011	1,000,000	999,970
PB Financing Delaware Incorporated 144A^	0.44	09/08/2011	1,000,000	999,950
PB Financing Delaware Incorporated 144A^	0.44	09/09/2011	1,000,000	999,940
Prudential plc 144A^	0.19	09/06/2011	1,000,000	999,970
Prudential plc 144A^	0.20	09/08/2011	1,000,000	999,960
Prudential plc 144A^	0.29	09/22/2011	1,000,000	999,890
Regency Markets #1 LLC 144A(p)^	0.20	09/13/2011	1,000,000	999,930
Regency Markets #1 LLC 144A(p)^	0.22	09/15/2011	1,523,000	1,522,878
Rhein-Main Security Limited 144A(p)^	0.36	09/06/2011	1,000,000	999,970
Rhein-Main Security Limited 144A(p)^	0.39	09/13/2011	1,000,000	999,930
Rhein-Main Security Limited 144A(p)^	0.41	09/23/2011	1,000,000	999,860
Rheingold Securitization Limited 144A(p)^	0.35	09/06/2011	2,000,000	1,999,940
Rheingold Securitization Limited 144A(p)^	0.39	09/16/2011	1,000,000	999,910
Salisbury Receivables Company 144A^	0.20	09/07/2011	1,000,000	999,970
Salisbury Receivables Company 144A^	0.22	09/16/2011	1,000,000	999,910

244	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
SBAB Bank AB 144A^	0.00%	09/01/2011	$1,000,000	$1,000,000
SBAB Bank AB 144A^	0.26	09/13/2011	1,000,000	999,940
SBAB Bank AB 144A^	0.28	10/04/2011	2,000,000	1,999,580
Sheffield Receivables Corporation 144A(p)^	0.16	09/19/2011	1,000,000	999,900
Sheffield Receivables Corporation 144A(p)^	0.16	09/21/2011	2,000,000	1,999,760
Sheffield Receivables Corporation 144A(p)^	0.20	09/23/2011	3,000,000	2,999,610
Sheffield Receivables Corporation 144A(p)^	0.21	09/26/2011	1,000,000	999,850
Silver Tower US Funding LLC 144A(p)^	0.16	09/01/2011	5,000,000	4,999,978
Solitaire Funding LLC 144A(p)^	0.19	09/09/2011	1,000,000	999,970
Solitaire Funding LLC 144A(p)^	0.19	09/12/2011	1,000,000	999,950
Solitaire Funding LLC 144A(p)^	0.23	09/23/2011	1,000,000	999,880
Solitaire Funding LLC 144A(p)^	0.23	09/26/2011	1,000,000	999,860
Solitaire Funding LLC 144A(p)^	0.25	09/28/2011	1,000,000	999,850
Solitaire Funding LLC 144A(p)^	0.25	10/04/2011	2,000,000	1,999,620
Standard Chartered Bank 144A^	0.19	09/09/2011	3,000,000	2,999,880
Starbird Funding Corporation 144A(p)^	0.16	09/01/2011	2,000,000	1,999,991
Straight A Funding LLC 144A(p)^	0.74	10/27/2011	9,000,000	8,997,660
Suncorp Group Limited 144A^	0.35	09/08/2011	1,000,000	999,960
Suncorp Group Limited 144A^	0.37	09/12/2011	1,000,000	999,940
Surrey Funding Corporation 144A(p)^	0.17	09/07/2011	500,000	499,985
Surrey Funding Corporation 144A(p)^	0.19	09/08/2011	1,000,000	999,970
Swedbank AB^	0.25	09/16/2011	1,000,000	999,920
Swedbank AB^	0.26	09/26/2011	1,000,000	999,860
Swedbank AB^	0.28	09/27/2011	1,000,000	999,850
Swedbank AB^	0.28	09/29/2011	2,000,000	1,999,660
Swedbank AB^	0.28	10/07/2011	2,000,000	1,999,520
Sydney Capital Corporation 144A(p)^	0.33	09/16/2011	2,000,000	1,999,860
Thames Asset Global Securitization 144A(p)^	0.14	09/01/2011	1,000,000	1,000,000
Thames Asset Global Securitization 144A(p)^	0.21	09/08/2011	1,000,000	999,960
Thames Asset Global Securitization 144A(p)^	0.25	09/19/2011	2,000,000	1,999,780
Trinity Health Corporation^	0.20	10/11/2011	1,000,000	999,760
Versailles CP LLC 144A(p)^	0.14	09/01/2011	1,000,000	999,996
Westpac Securities NZ Limited±144A	0.36	10/13/2011	1,000,000	999,850
Windmill Funding Corporation 144A(p)^	0.23	09/14/2011	1,000,000	999,940
Windmill Funding Corporation 144A(p)^	0.25	09/27/2011	3,000,000	2,999,520

Total Commercial Paper (Cost $246,986,850)				246,998,248

Corporate Bonds and Notes: 3.56%

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
Seariver Maritime Incorporated±(i)	0.35	10/01/2011	200,000	200,000

Financials: 3.50%

Commercial Banks: 2.70%
Bank of America Corporation±	1.07	12/02/2011	1,000,000	1,002,222
Credit Suisse (New York)±	0.25	09/02/2011	3,000,000	3,000,000
ING Bank NV±144A	0.77	02/02/2012	1,000,000	999,168
ING Bank NV±144A	0.78	02/10/2012	1,000,000	1,000,000
Nordea Bank Finland plc (New York)±	0.55	10/14/2011	1,000,000	1,000,410
Royal Bank of Scotland±	0.44	10/31/2011	2,000,000	1,999,900

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	245

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Toronto-Dominion Bank (New York)±	0.29%	01/12/2012	$1,000,000	$1,000,110
UBS AG±	1.40	02/23/2012	2,000,000	2,008,860

				12,010,670

Diversified Financial Services: 0.80%
Citigroup Incorporated±	0.58	04/30/2012	1,000,000	1,002,529
GBG LLC Custody Receipts 144A±§	0.16	09/01/2027	179,000	179,000
General Electric Capital Corporation±	0.45	03/12/2012	1,000,000	1,002,065
General Electric Capital Corporation±	1.18	12/09/2011	1,000,000	1,002,685
LTF Real Estate LLC 144A±§	0.25	06/01/2033	385,000	385,000

				3,571,279

Health Care: 0.02%

Health Care Providers & Services: 0.02%
Acts Retirement Life Communities Incorporated±§	0.22	11/15/2029	97,000	97,000

Total Corporate Bonds and Notes (Cost $15,878,322)				15,878,949

Municipal Bonds and Notes: 12.28%

Alabama: 0.22%
Southeast Alabama Gas District Alabama Revenue Supply Project Series A (IDR)±§	1.75	08/01/2027	1,000,000	1,000,000

California: 3.84%
California HFA Revenue Home Mortgage Series M (GO - Local, FNMA Insured)±§	0.15	08/01/2034	475,000	475,000
California HFFA Series H (Health Revenue, Bank of America NA LOC)±§	0.17	07/01/2035	1,200,000	1,200,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)±§	0.06	11/01/2035	1,000,000	1,000,000
California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.14	11/01/2026	1,000,000	1,000,000
California Stanford Hospital Series B (Health Revenue, FNMA Insured)±§	0.16	08/01/2036	185,000	185,000
California State Series 1G (Miscellaneous Revenue, Goldman Sachs & Company LOC)±144A	0.22	11/22/2011	2,000,000	2,000,000
City & County of San Francisco CA Public Utilities Series A1T (Miscellaneous Revenue)	0.18	09/12/2011	1,000,000	1,000,000
City of Newport Beach CA Hoag Memorial Hospital Series E (Health Revenue, Bank of America NA LOC)±§	0.17	12/01/2040	500,000	500,000
City of San Jose CA Series C-1 (Miscellaneous Revenue)	0.25	10/05/2011	1,000,000	1,000,000
City of San Jose CA Series C-2 (Miscellaneous Revenue)	0.25	10/05/2011	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3936 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±144A	0.14	11/22/2011	3,000,000	3,000,000
Metropolitan Water District Southern California Waterworks Revenue Series B (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.18	07/01/2027	1,000,000	1,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)±§	0.24	02/01/2035	250,000	250,000
Riverside CA Series C (Utilities Revenue, Bank of America NA LOC)±§	0.18	10/01/2035	480,000	480,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)±§	0.18	12/01/2030	1,000,000	1,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)±§	0.28	07/01/2036	1,995,000	1,995,000

				17,085,000

246	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado: 0.28%
Colorado HFA Taxable Multifamily Project Series A1 (Housing Revenue)±§	0.23%	10/01/2033	$980,000	$980,000
Colorado HFA Taxable Multifamily Project Series B2 (Housing Revenue)±§	0.18	05/01/2050	250,000	250,000

				1,230,000

Florida: 0.13%
Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America NA LOC)±§	0.31	06/01/2032	580,000	580,000

Georgia: 0.22%
Columbus GA Development Authority Taxable Independence Place (Housing Revenue, ACA Insured)±144A§	0.37	10/01/2039	1,000,000	1,000,000

Illinois: 0.22%
Cook County IL Series A (Tax Revenue)±§	0.22	11/01/2023	1,000,000	1,000,000

Indiana: 0.06%
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured)±§	0.14	01/01/2040	245,000	245,000

Iowa: 0.43%
Iowa Finance Authority Great River Medical Center Project (Health Revenue, JPMorgan Chase Bank LOC)±§	0.15	06/01/2027	1,900,000	1,900,000

Louisiana: 0.79%
East Baton Rouge Parish LA PCR Exxon Project (IDR)±§	0.05	03/01/2022	1,000,000	1,000,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC)±§	0.16	08/01/2030	2,000,000	2,000,000
St. James Parish LA Series A-1 (IDR)±§	0.15	11/01/2040	500,000	500,000

				3,500,000

Maryland: 0.33%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)±§	0.16	07/01/2032	985,000	985,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue)±§	0.22	09/01/2040	500,000	500,000

				1,485,000

Massachusetts: 0.52%
Massachusetts Development Finance Agency Babson College B (Education Revenue, Citizens Bank NA LOC)±§	0.18	10/01/2031	325,000	325,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)±§	0.15	10/01/2038	2,000,000	2,000,000

				2,325,000

Minnesota: 0.04%
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)±§	0.21	07/01/2048	200,000	200,000

Nevada: 0.56%
Las Vegas NV Economic Development Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.18	05/01/2037	500,000	500,000
Las Vegas NV Valley Water District Series 04-A (Miscellaneous Revenue)	0.16	10/06/2011	2,000,000	1,999,920

				2,499,920

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	247

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey: 0.45%
New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America NA LOC)±§	0.26%	05/01/2048	$995,000	$995,000
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.18	04/15/2014	1,000,000	1,000,000

				1,995,000

New York: 0.76%
Abraham Joshua Hesehal School NY (Miscellaneous Revenue, TD Bank NA LOC)±§	0.22	01/01/2040	370,000	370,000
New York City NY Fiscal 2008 Subseries J-10 (Tax Revenue)±§	0.20	08/01/2027	2,000,000	2,000,000
New York State HFA (Housing Revenue, FNMA Insured)±§	0.15	05/01/2029	500,000	500,000
New York State HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.17	11/01/2033	500,000	500,000

				3,370,000

North Carolina: 0.11%
North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC)±§	0.17	12/01/2036	490,000	490,000

Ohio: 0.05%
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.22	09/01/2039	209,000	209,000

Pennsylvania: 0.34%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)±§	0.18	07/01/2037	500,000	500,000
Pennsylvania EDFA Sunoco Incorporated Project Series B (IDR, JPMorgan Chase Bank LOC)±§	0.15	10/01/2034	1,000,000	1,000,000

				1,500,000

South Carolina: 0.22%
South Carolina Public Service Authority (Miscellaneous Revenue)±144A§	0.27	01/01/2050	1,000,000	1,000,000

Tennessee: 0.21%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)±§	0.19	07/01/2033	490,000	490,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC)±§	0.18	02/01/2036	430,000	430,000

				920,000

Texas: 1.54%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC)±§	0.23	12/01/2032	1,960,000	1,960,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)±§	0.18	06/01/2029	1,000,000	1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining (Resource Recovery Revenue)±§	0.12	03/01/2023	500,000	500,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.12	08/01/2034	1,000,000	1,000,000
North Texas Higher Education Authority (Education Revenue, Guaranteed Student Loans Insured, Lloyds TSB Bank LOC)±§	0.23	12/01/2032	2,000,000	2,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC)±§	0.21	06/01/2045	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC)±§	0.38	07/01/2020	300,000	300,000

				6,860,000

248	Wells Fargo Advantage Master Portfolios	Portfolio of Investments—August 31, 2011 (Unaudited)

SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Virginia: 0.45%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)±§	0.25%	05/01/2026	$2,000,000	$2,000,000

Washington: 0.22%
Washington Providence Health & Services Series 08-A (Miscellaneous Revenue)	0.22	09/01/2011	1,000,000	1,000,000

Wisconsin: 0.11%
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.21	05/01/2030	495,000	495,000

Wyoming: 0.18%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC)±§	0.19	06/01/2035	785,000	785,000

Total Municipal Bonds and Notes (Cost $54,674,000)				54,673,920

Repurchase Agreements(z): 7.15%
Bank of America NA, dated 08/31/2011, maturity value $5,000,010(1)	0.07	09/01/2011	5,000,000	5,000,000
Citigroup Global Markets, dated 08/31/2011, maturity value $4,000,010(2)	0.09	09/01/2011	4,000,000	4,000,000
Deutsche Bank Securities, dated 08/31/2011, maturity value $13,846,389(3)	0.07	09/01/2011	13,846,362	13,846,362
Societe Generale (New York), dated 08/31/2011, maturity value $9,000,018(4)	0.07	09/01/2011	9,000,000	9,000,000

Total Repurchase Agreements (Cost $31,846,362)				31,846,362

Time Deposits: 11.00%
ABN AMRO Bank NV	0.18	09/01/2011	5,000,000	5,000,000
ABN AMRO Bank NV	0.25	09/06/2011	3,000,000	3,000,000
Commerzbank (London)	0.18	09/01/2011	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank	0.13	09/01/2011	4,000,000	4,000,000
Credit Agricole Corporate & Investment Bank	0.18	09/01/2011	1,000,000	1,000,000
Credit Agricole Corporate & Investment Bank	0.20	09/01/2011	3,000,000	3,000,000
Credit Industriel et Commercial	0.18	09/01/2011	7,000,000	7,000,000
Erste Bank (Grand Cayman)	0.14	09/01/2011	3,000,000	3,000,000
Groupe BPCE	0.16	09/01/2011	7,000,000	7,000,000
KBC Bank NV (Brussels)	0.20	09/01/2011	3,000,000	3,000,000
Natixis (Cayman Islands)	0.16	09/01/2011	6,000,000	6,000,000
Natixis (Cayman Islands)	0.18	09/01/2011	2,000,000	2,000,000

Total Time Deposits (Cost $49,000,000)				49,000,000

	Yield
US Treasury Securities: 2.92%
US Treasury Bill	0.01	10/06/2011	5,000,000	4,999,940
US Treasury Bill	0.03	02/09/2012	2,000,000	1,999,732
US Treasury Bill	0.03	02/16/2012	3,000,000	2,999,622
US Treasury Bill	0.03	02/23/2012	3,000,000	2,999,562

Total US Treasury Securities (Cost $12,997,115)				12,998,856

Total Investments in Securities
(Cost $450,382,262)*	101.12%	450,396,373
Other Assets and Liabilities, Net	(1.12)	(5,007,747)

Total Net Assets	100.00%	$445,388,626

Portfolio of Investments—August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	249

SHORT TERM INVESTMENT PORTFOLIO

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security.

§	These securities are subject to a demand feature which reduces the effective maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 2.71% to 6.50%, 4/1/2018 to 7/1/2039, market value including accrued interest is $5,150,000.

(2)	U.S. government securities, 3.00% to 6.00%, 1/1/2018 to 7/1/2041, market value including accrued interest is $4,120,000.

(3)	U.S. government securities, 4.00% to 7.00%, 4/1/2024 to 8/1/2041, market value including accrled interest is $14,261,753.

(4)	U.S. government securities, 2.46% to 6.50%, 12/1/2012 to 9/1/2041, market value including accrued interest is $9,270,000.

*	Cost for federal income tax purposes is $450,382,262 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,851
Gross unrealized depreciation	(5,740)

Net unrealized appreciation	$14,111

The accompanying notes are an integral part of these financial statements.

250	Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—August 31, 2011 (Unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$4,379,126,479	$5,600,591,810	$450,396,373
In affiliated securities, at value	208,574,088	919,176,579	0

Total investments, at value (see cost below)	4,587,700,567	6,519,768,389	450,396,373
Cash	38,500	0	0
Segregated cash	0	13,483,040	0
Foreign currency, at value (see cost below)	2,071,981	15,292,140	0
Receivable for investments sold	12,826,328	437,956	65,000
Principal paydown receivable	60,657	0	0
Receivable for dividends and interest	36,485,068	10,854,689	34,630
Receivable for daily variation margin on open futures contracts	0	1,793,070	0
Receivable for securities lending income	9,976	147,701	0
Prepaid expenses and other assets	0	0	5,160

Total assets	4,639,193,077	6,561,776,985	450,501,163

Liabilities
Payable for investments purchased	100,529,836	181,523,004	4,998,869
Payable upon receipt of securities loaned	82,475,855	754,228,062	0
Due to custodian bank	0	0	40,000
Advisory fee payable	917,959	1,146,051	37,601
Accrued expenses and other liabilities	50,568	237,144	36,067

Total liabilities	183,974,218	937,134,261	5,112,537

Total net assets	$4,455,218,859	$5,624,642,724	$445,388,626

Total investments, at cost	$4,311,022,944	$6,215,586,895	$450,382,262

Securities on loan, at value	$80,840,499	$733,597,022	$0

Foreign currency, at cost	$2,070,764	$15,377,987	$0

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended August 31, 2011 (Unaudited)	Wells Fargo Advantage Master Portfolios	251

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short Term Investment Portfolio

Investment income
Dividends*	$0	$64,504,775	$0
Interest**	62,262,066	12,437	569,963
Income from affiliated securities	618,994	110,535	0
Securities lending income, net	38,764	1,739,655	0

Total investment income	62,919,824	66,367,400	569,963

Expenses
Advisory fee	5,529,131	8,862,015	216,396
Custody and accounting fees	148,388	639,498	24,191
Professional fees	25,926	37,620	17,942
Shareholder report expenses	6,140	3,025	1,260
Trustees’ fees and expenses	5,948	5,332	5,332
Other fees and expenses	76,016	103,908	1,467

Total expenses	5,791,549	9,651,398	266,588
Less: Fee waivers and/or expense reimbursements	(372,202)	(1,618,822)	0

Net expenses	5,419,347	8,032,576	266,588

Net investment income	57,500,477	58,334,824	303,375

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	16,573,722	108,119,370	3,337
Affiliated securities	72,390	279,686	0
Futures transactions	0	5,631,427	0

Net realized gains on investments	16,646,112	114,030,483	3,337

Net change in unrealized gains (losses) on:
Unaffiliated securities	173,828,220	(648,535,111)	6,535
Affiliated securities	142,646	(3,733,490)	0
Futures transactions	0	(23,599,300)	0

Net change in unrealized gains (losses) on investments	173,970,866	(675,867,901)	6,535

Net realized and unrealized gains (losses) on investments	190,616,978	(561,837,418)	9,872

Net increase (decrease) in net assets resulting from operations	$248,117,455	$(503,502,594)	$313,247

* Net of foreign dividend withholding taxes of	$0	$3,917,999	$0
** Net of foreign interest withholding taxes of	$369,052	$19	$0

The accompanying notes are an integral part of these financial statements.

252	Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Diversified Fixed Income Portfolio
	Six Months Ended August 31, 2011 (Unaudited)	Year Ended February 28, 2011

Operations
Net investment income	$57,500,477	$85,831,969
Net realized gains (losses) on investments	16,646,112	19,635,065
Net change in unrealized gains (losses) on investments	173,970,866	37,482,944

Net increase (decrease) in net assets resulting from operations	248,117,455	142,949,978

Capital share transactions
Contributions	629,534,671	1,680,844,302
Withdrawals	(214,745,061)	(377,801,400)

Net increase in net assets resulting from capital share transactions	414,789,610	1,303,042,902

Total increase in net assets	662,907,065	1,445,992,880

Net assets
Beginning of period	3,792,311,794	2,346,318,914

End of period	$4,455,218,859	$3,792,311,794

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios	253

Diversified Stock Portfolio		Short Term Investment Portfolio
Six Months Ended August 31, 2011 (Unaudited)	Year Ended February 28, 2011	Six Months Ended August 31, 2011 (Unaudited)	Year Ended February 28, 2011

$58,334,824	$74,711,486	$303,375	$623,944
114,030,483	123,489,037	3,337	(278,393)
(675,867,901)	901,246,820	6,535	343,068

(503,502,594)	1,099,447,343	313,247	688,619

782,443,078	1,635,583,911	75,724,847	189,810,447
(275,087,647)	(746,231,670)	(23,297,823)	(55,324,921)

507,355,431	889,352,241	52,427,024	134,485,526

3,852,837	1,988,799,584	52,740,271	135,174,145

5,620,789,887	3,631,990,303	392,648,355	257,474,210

$5,624,642,724	$5,620,789,887	$445,388,626	$392,648,355

254	Wells Fargo Advantage Master Portfolios	Financial Highlights

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses

Diversified Fixed Income Portfolio
March 1, 2011 to August 31, 2011 (Unaudited)	2.71%	0.27%	0.26%	5.94%	26%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%
March 1, 2007 to February 29, 2008	4.54%	0.35%	0.35%	9.56%	84%
June 26, 2006[2] to February 28, 2007	4.52%	0.37%	0.36%	6.70%	165%

Diversified Stock Portfolio
March 1, 2011 to August 31, 2011 (Unaudited)	2.01%	0.33%	0.28%	(8.18)%	9%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%
March 1, 2007 to February 29, 2008	1.66%	0.43%	0.43%	(2.23)%	29%
June 26, 2006[2] to February 28, 2007	1.25%	0.44%	0.43%	16.12%	87%

Short-Term Investment Portfolio
March 1, 2011 to August 31, 2011 (Unaudited)	0.14%	0.12%	0.12%	(0.00)%	NA
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	NA
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	NA
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	NA
March 1, 2007 to February 29, 2008	4.99%	0.17%	0.16%	4.81%	NA
June 26, 2006[2] to February 28, 2007	5.21%	0.18%	0.17%	4.00%	NA

1.	Returns for periods of less than one year are not annualized.

2.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios	255

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

256	Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05%

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios	257

and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

258	Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Dividend income and interest income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios	259

As of August 31, 2011, the inputs used in valuing the Portfolios’ assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Diversified Fixed Income Portfolio
Agency securities	$0		$1,261,488,947		$0	$1,261,488,947
Asset-backed securities	0		0		199,903	199,903
Corporate bonds and notes	0		926,613,846		2,645,867	929,259,713
Foreign government bonds and notes	0		1,096,423,318		0	1,096,423,318
U.S. Treasury securities	935,467,272		0		0	935,467,272
Yankee corporate bonds and notes	0		174,815,177		0	174,815,177
Other	0		0		2,870,678	2,870,678
Short-term investments
Investment companies	105,983,758		81,191,801		0	187,175,559
Total	$1,041,451,030		$3,540,533,089		$5,716,448	$4,587,700,567
Diversified Stock Portfolio
Equity securities
Common stocks	$4,077,925,401	*	$1,486,190,092	*	$329,175	$5,564,444,668
Preferred stocks	42,754,368	*	3,771,997	*	0	46,526,365
Rights	0		20,992		0	20,992
Warrants	0		11,547		4,089	15,636
Convertible debentures	0		638		0	638
Foreign government bonds	0		11,059		0	11,059
Other	0		0		5,551,394	5,551,394
Short-term investments
Investment companies	151,506,200		751,691,437		0	903,197,637
Total	$4,272,185,969		$2,241,697,762		$5,884,658	$6,519,768,389
Short-Term Investment Portfolio
Agency securities	$0		$999,808		$0	$999,808
Certificates of deposit	0		38,000,230		0	38,000,230
Commercial paper	0		246,998,248		0	246,998,248
Corporate bonds and notes	0		15,878,949		0	15,878,949
Municipal bonds and notes	0		54,673,920		0	54,673,920
Repurchase agreements	0		31,846,362		0	31,846,362
Time deposits	0		49,000,000		0	49,000,000
U.S. Treasury securities	12,998,856		0		0	12,998,856
Total	$12,998,856		$437,397,517		$0	$450,396,373

*	At the end of the period, foreign securities in the Diversified Stock Portfolio valued in the amount of $1,464,065,252 in common stocks and $3,771,997 in preferred stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were necessary at August 31, 2011.

Further details on the major security types listed above can be found in the Portfolios of Investments.

260	Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

As of August 31, 2011, the inputs used in valuing the Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Stock Portfolio	$(13,245,823)	$0	$0	$(13,245,823)

+	Futures contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2011, the Diversified Fixed Income Portfolio and Short-Term Investment Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Corporate bonds and notes	Other	Total
Diversified Fixed Income Portfolio
Balance as of February 28, 2011	$214,895	$2,365,653	$3,720,445	$6,300,993
Accrued discounts (premiums)	(1,243)	(5,240)	0	(6,483)
Realized gains (losses)	(290)	(3,920)	0	(4,210)
Change in unrealized gains (losses)	(9,367)	(129,988)	168,099	28,744
Purchases	0	357,743	0	357,743
Sales	(4,092)	(148,891)	(1,017,866)	(1,170,849)
Transfers into Level 3	0	210,510	0	210,510
Transfers out of Level 3	0	0	0	0
Balance as of August 31, 2011	$199,903	$2,645,867	$2,870,678	$5,716,448
Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(10,471)	$(139,312)	$(266,076)	$(415,859)

	Common stocks	Rights	Warrants	Other	Total
Diversified Stock Portfolio
Balance as of February 28, 2011	$2,702,850	$47,511	$29	$7,031,768	$9,782,158
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	(66,672)	32,927	0	0	(33,745)
Change in unrealized gains (losses)	(347,140)	(41,549)	4,060	257,718	(126,911)
Purchases	0	0	0	0	0
Sales	(82,368)	(38,889)	0	(1,738,092)	(1,859,349)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	(1,877,495)	0	0	0	(1,877,495)
Balance as of August 31, 2011	$329,175	$0	$4,089	$5,551,394	$5,884,658
Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$23,825	$0	$4,060	$(514,989)	$(487,104)

	Municipal bonds and notes	Secured master note agreement	Total
Short-Term Investment Portfolio
Balance as of February 28, 2011	$1,000,000	$6,500,000	$7,500,000
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	(6,500,000)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1,000,000)	0	(7,500,000)
Balance as of August 31, 2011	$0	$0	$0
Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$0	$0	$0

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios	261

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets for Short-Term Investment Portfolio. For the six months ended August 31, 2011, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory Fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.31
Short-Term Investment Portfolio	0.10

Funds Management has contractually waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to Short-Term Investment Portfolio and is entitled to receive an annual sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increases. SSgA Funds Management Incorporated, is the sub-adviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual sub-advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended August 31, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$1,489,427,912	$398,684,684	$1,160,840,848	$182,465,110
Diversified Stock Portfolio	0	1,297,306,622	0	504,051,835

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2011, the Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2011, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Losses
September 2011	548 Long	MSCI EAFE INDEX	$41,642,520	$(3,855,375)
September 2011	583 Long	Russell 2000 Index	42,337,460	(3,801,065)
September 2011	654 Long	S&P 500 E-Mini Index	39,818,790	(1,898,993)
September 2011	521 Long	S&P Midcap 400 Index	45,556,240	(3,690,390)

262	Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

The Diversified Stock Portfolio had an average notional amount of $166,494,753 in long futures contracts during the six months ended August 31, 2011. As of August 31, 2011, the Diversified Stock Portfolio had segregated $ 13,483,040 as cash collateral for open futures contracts.

The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of August 31, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	263

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds and Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ and Portfolios’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

264	Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trusts and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	265

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

266	Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2040 Fund, Dow Jones Target 2045 Fund, Dow Jones Target 2050 Fund, Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), that each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2040 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the “Target Date Funds”). The Master Trust Board reviewed and re-approved: investment advisory agreements with Funds Management for: Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are, collectively, the “Funds.”

The Funds Trust Board also reviewed and re-approved an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed and re-approved: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (ii) Wells Capital Management Incorporated (“Wells Capital Management”) for the Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, GIA and SSgA (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios. Information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Boards did not

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	267

identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Boards considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the Advisory Agreements for all of the funds, its decision to continue the advisory agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and the respective Sub-Adviser.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Target Date Funds was higher than the median performance of each Fund’s respective Universe for the periods under review except for the 1-year period of the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund and Dow Jones Target 2025 Fund. The Funds Trust Board further noted that the performance of each of the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund and Dow Jones Target 2025 Fund was lower than the median performance of each Target Date Fund’s respective Universe for the one-year period, and warranted further discussion. As part of its further review, the Funds Trust Board received an analysis of, and discussed factors contributing to, the underperformance of these Target Date Funds for the one-year period. The Funds Trust Board noted that the near-dated Target Date Funds had a greater allocation of assets to bonds and cash compared to funds in each respective Target Date Fund’s Universe. The Funds Trust Board was satisfied that Funds Management and the Sub-Advisers were taking appropriate actions with respect to each of the Target Date Funds’ investment performance.

With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Target Date Funds.

The Funds Trust Board received and considered information regarding each Target Date Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Target Date Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Target Date Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Target Date Funds were in range of or lower than each Target Date Fund’s respective Expense Group’s median net operating expense ratio.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) and the rates payable pursuant to a custody agreement, in each case relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and,

268	Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

with respect to the Target Date Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Target Date Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for the Target Date Funds were in range of or lower than the median rate of each Fund’s Expense Group. The Funds Trust Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Target Date Funds designed to lower the Funds’ expenses.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Funds Trust Board determined, with respect to the Target Date Funds, that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Target Date Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were lower than the Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements. Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Master Trust Board did not consider separate profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis and that GIA’s and SSgA’s profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the Advisory Agreements.

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	269

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. They considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Adviser and their affiliates).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. They also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Boards also considered the markets for distribution of the Target Date Funds’ shares, including the multiple channels through which the Target Date Funds’ shares are offered and sold. The Boards noted that the Target Date Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and each Sub-Adviser annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

270	Wells Fargo Advantage Dow Jones Target Date Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

205332 10-11 SOFLD/SAR101 08-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: October 27, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date: October 27, 2011